UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-07238

SUNAMERICA SERIES TRUST

(Exact name of registrant as specified in charter)

21650 Oxnard Street, 10th Floor, Woodlands Hills, CA 91367

(Address of principal executive offices) (Zip code)

John T. Genoy

Senior Vice President

SunAmerica Asset Management, LLC

Harborside 5, 185 Hudson Street, Suite 3300

Jersey City, NJ 07311

(Name and address of agent for service)

Registrant’s telephone number, including area code: (201) 324-6414

Date of fiscal year end: December 31

        Date of reporting period: December 31, 2017

Item 1.    Reports to Stockholders

This filing is on behalf of five of the fifty-five Investment Company Series of SunAmerica Series Trust. Also, attached to this filing are the financial statements with regard to the five Master Funds of the American Funds Insurance Series®.

SUNAMERICA SERIES TRUST

ANNUAL REPORT

DECEMBER 31, 2017

SUNAMERICA SERIES TRUST

SHAREHOLDER LETTER

Dear SunAmerica Series Trust Investor

We are pleased to present the SunAmerica Series Trust annual report, which contains the investment portfolio information and the financial statements of the Trust portfolios that invest exclusively in shares of corresponding funds (“Master Funds”) of the American Funds Insurance Series (“AFIS”).

If you have any questions, please contact your investment representative, or you may contact us directly at 1-800-445-7862.

Thank you for the confidence you place in us with your financial future, and we look forward to reporting to you once again in six months.

Sincerely,

John T. Genoy

President

SunAmerica Series Trust

Note: All performance figures quoted are for the SunAmerica Series Trust. They do not reflect fees and charges associated with the variable annuity. Past performance is no guarantee of future results. Annuities are long-term investment vehicles designed for retirement purposes. Early withdrawal may be subject to withdrawal charges and if taken prior to age 59 1/2, a 10% federal tax penalty may apply. An investment in a variable annuity involves investment risk, including possible loss of principal. The contract, when redeemed, may be worth more or less than the total amount invested.

Investments in stocks and bonds are subject to risks. The Portfolios are indirectly exposed to these risks through their investments in the master funds. Investments in growth stocks may be subject to volatile price swings and therefore present a greater potential for loss than other investments. Income seeking investment strategies may not be realized due to changes in dividend policies or the availability of capital resources. Investments in non-U.S. stocks and bonds may be subject to additional risks such as fluctuations in foreign currencies, political and economic instability, differences in securities regulation and accounting standards, foreign tax laws, and limited availability of public information. Investments in lower rated bonds and “junk bonds” are considered speculative due to the heightened risk of default and are subject to unpredictable losses as a result of changes in the issuer’s creditworthiness.

There can be no assurance that the Portfolios will meet their investment objectives. The master funds’ asset allocation may result in underperformance relative to benchmarks and other funds with similar objectives.

A full description of the investment goals, principal strategies, and risks for each Portfolio are provided in the prospectus.

For a full description of the master funds, please consult the prospectus for the relevant underlying master fund.

Investments are not guaranteed or endorsed by any bank, is not a deposit or obligation of any bank, and is not federally insured by Federal Deposit Corporation (FDIC), the Federal Reserve Board or any other federal government agency.

• Not FDIC or NCUA/NCUSIF Insured

• May Lose Value • No Bank or Credit Union Guarantee

• Not a Deposit • Not insured by any Federal Government Agency

1

SUNAMERICA SERIES TRUST

EXPENSE EXAMPLE December 31, 2017

(unaudited)

Disclosure of Portfolio Expenses in Shareholder Reports

As a shareholder of a seperate series (a “Portfolio”) in the SunAmerica Series Trust (the “Trust”), you incur ongoing costs, including management fees; service (12b-1) fees; and other Portfolio expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolios and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at July 1, 2017 and held until December 31, 2017. Shares of the Trust are not offered directly to the public. Instead, shares are currently issued and redeemed only in connection with investments in and payments under variable annuity contracts and variable life insurance policies (“Variable Contracts”) offered by life insurance companies affiliated with SunAmerica Asset Management, LLC, the Trust‘s investment adviser and manager. The fees and expenses associated with the Variable Contracts are not included in these Examples, and had such fees and expenses been included your costs would have been higher. Please see your variable contract prospectus for more details on the fees associated with the variable contract.

Actual Expenses

The “Actual” section of the table provides information about your actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the column under the heading entitled “Expenses Paid During the Six Months Ended December 31, 2017”, to estimate the expenses you paid on your account during this period. The “Expenses Paid During the Six Months Ended December 31, 2017” column and the “Annualized Expense Ratio” column do not include fees and expenses that may be charged by the Variable Contracts, in which the Portfolios are offered. Had these fees and expenses been included, the “Expenses Paid During the Six Months Ended December 31, 2017” column would have been higher and the “Ending Account Value” column would have been lower.

Hypothetical Example for Comparison Purposes

The “Hypothetical” section of the table provides information about hypothetical account values and hypothetical expenses based on the Portfolio‘s actual expense ratio and an annual rate of return of 5% before expenses, which is not the Portfolio‘s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolios and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. The “Expenses Paid During the Six Months Ended December 31, 2017” column and the “Annualized Expense Ratio” column do not include fees and expenses that may be charged by the Variable Contracts, in which the Portfolios are offered. Had these fees and expenses been included, the “Expenses Paid During the Six Months Ended December 31, 2017” would have been higher and the “Ending Account Value” would have been lower.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the Variable Contracts. Please refer to your variable contract prospectus for more information. Therefore the “Hypothetical” example is useful in comparing ongoing costs and will not help you determine the relative total costs of owning different funds. In addition, if these fees and expenses were included, your costs would have been higher.

2

SUNAMERICA SERIES TRUST

EXPENSE EXAMPLE (continued) December 31, 2017

(unaudited)

	Actual			Hypothetical
Portfolio	Beginning Account Value at July 1, 2017	Ending Account Value Using Actual Return at December 31, 2017	Expenses Paid During the Six Months Ended December 31, 2017*	Beginning Account Value at July 1, 2017	Ending Account Value Using a Hypothetical 5% Assumed Return at December 31, 2017	Expenses Paid During the Six Months Ended December 31, 2017*	Annualized Expense Ratio*
SA American Funds® Asset Allocation†
Class 1#@	$1,000.00	$1,074.15	$1.46	$1,000.00	$1,023.79	$1.43	0.28%
Class 3#@	$1,000.00	$1,073.20	$2.77	$1,000.00	$1,022.53	$2.70	0.53%
SA American Funds® Global Growth†
Class 1#@	$1,000.00	$1,108.36	$1.49	$1,000.00	$1,023.79	$1.43	0.28%
Class 3#@	$1,000.00	$1,107.01	$2.81	$1,000.00	$1,022.53	$2.70	0.53%
SA American Funds® Growth†
Class 1#@	$1,000.00	$1,115.34	$1.49	$1,000.00	$1,023.79	$1.43	0.28%
Class 3#@	$1,000.00	$1,114.10	$2.82	$1,000.00	$1,022.53	$2.70	0.53%
SA American Funds® Growth-Income†
Class 1#@	$1,000.00	$1,114.68	$1.55	$1,000.00	$1,023.74	$1.48	0.29%
Class 3#@	$1,000.00	$1,113.42	$2.88	$1,000.00	$1,022.48	$2.75	0.54%
SA America Funds® VCP Managed Asset Allocation†
Class 1#@	$1,000.00	$1,068.92	$1.36	$1,000.00	$1,023.89	$1.33	0.26%
Class 3#@	$1,000.00	$1,067.03	$2.71	$1,000.00	$1,022.58	$2.65	0.52%

†	See Note 1
*	Expenses are equal to the Portfolio’s annualized expense ratio multiplied by the average account value over the period, multiplied by 184 days divided by 365 (to reflect the one-half year period). These ratios do not reflect expenses associated with the Variable Contracts. If such fees and expenses had been included, the expenses would have been higher. Please refer to your Variable Contract prospectus for details on the expenses that apply to the Variable Contracts of the insurance companies.
#	During the stated period, the investment adviser either waived fees and assumed expenses for the Portfolios or through recoupment provisions, recovered a portion of or all fees and expenses waived or reimbursed in the previous two fiscal years. As a result, if these fees and expenses had not been waived, the “Actual/Hypothetical Ending Account Value” would have been lower and the “Actual/Hypothetical Expenses Paid During the Six Months Ended December 31, 2017” and “Annualized Expense Ratios” would have been higher. If these fees and expenses had not been recouped, the “Actual/Hypothetical Ending Account Value” would have been higher and the “Actual/Hypothetical Expenses Paid During the Six Months Ended December 31, 2017” and the “Annualized Expense Ratio” would have been lower.
@	Does not include the expenses of the underlying Funds of the American Funds Insurance Series (“Master Funds”) that the Portfolios bear indirectly. If these indirect expenses had been included, the “Actual/Hypothetical Expenses Paid During the Six Months Ended December 31, 2017” and the “Annualized Expense Ratios” would have been higher and the “Actual/Hypothetical Ending Account Value” would have been lower.

3

SunAmerica Series Trust SA American Funds® Asset Allocation Portfolio

PORTFOLIO PROFILE — December 31, 2017 — (unaudited)

Industry Allocation*

Asset Allocation Investment Companies	100.1%

*	Calculated as a percentage of net assets.

4

SunAmerica Series Trust SA American Funds® Asset Allocation Portfolio

PORTFOLIO OF INVESTMENTS — December 31, 2017

	Shares	Value (Note 2)
REGISTERED INVESTMENT COMPANIES — 100.1%
Asset Allocation Investment Companies —100.1%
American Funds Insurance Series® — Asset Allocation Fund, Class 1	23,147,557	$548,828,572

TOTAL INVESTMENTS (cost $494,252,804)@	100.1%	548,828,572
Liabilities in excess of other assets	(0.1)	(292,295)

NET ASSETS	100.0%	$548,536,277

@	See Note 3 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Portfolio’s net assets as of December 31, 2017 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Registered Investment Companies	$548,828,572	$—	$—	$548,828,572

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Financial Statements

5

SunAmerica Series Trust SA American Funds® Global Growth Portfolio

PORTFOLIO PROFILE — December 31, 2017 — (unaudited)

Industry Allocation*

International Equity Investment Companies	100.1%

*	Calculated as a percentage of net assets.

6

SunAmerica Series Trust SA American Funds® Global Growth Portfolio

PORTFOLIO OF INVESTMENTS — December 31, 2017

	Shares	Value (Note 2)
REGISTERED INVESTMENT COMPANIES — 100.1%
International Equity Investment Companies — 100.1%
American Funds Insurance Series® — Global Growth Fund, Class 1	14,414,883	$439,798,078

TOTAL INVESTMENTS (cost $344,700,111)@	100.1%	439,798,078
Liabilities in excess of other assets	(0.1)	(258,303)

NET ASSETS	100.0%	$439,539,775

@	See Note 3 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Portfolio’s net assets as of December 31, 2017 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Registered Investment Companies	$439,798,078	$—	$—	$439,798,078

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Financial Statements

7

SunAmerica Series Trust SA American Funds® Growth Portfolio

PORTFOLIO PROFILE — December 31, 2017 — (unaudited)

Industry Allocation*

Domestic Equity Investment Companies	100.1%

*	Calculated as a percentage of net assets.

8

SunAmerica Series Trust SA American Funds® Growth Portfolio

PORTFOLIO OF INVESTMENTS — December 31, 2017

	Shares	Value (Note 2)
REGISTERED INVESTMENT COMPANIES — 100.1%
Domestic Equity Investment Companies — 100.1%
American Funds Insurance Series ® — Growth Fund, Class 1	4,509,651	$351,076,368

TOTAL INVESTMENTS (cost $292,359,264)@	100.1%	351,076,368
Liabilities in excess of other assets	(0.1)	(218,116)

NET ASSETS	100.0%	$350,858,252

@	See Note 3 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Portfolio’s net assets as of December 31, 2017 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Registered Investment Companies	$351,076,368	$—	$—	$351,076,368

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Financial Statements

9

SunAmerica Series Trust SA American Funds® Growth-Income Portfolio

PORTFOLIO PROFILE — December 31, 2017 — (unaudited)

Industry Allocation*

Domestic Equity Investment Companies	100.1%

*	Calculated as a percentage of net assets.

10

SunAmerica Series Trust SA American Funds® Growth-Income Portfolio

PORTFOLIO OF INVESTMENTS — December 31, 2017

	Shares	Value (Note 2)
REGISTERED INVESTMENT COMPANIES — 100.1%
Domestic Equity Investment Companies — 100.1%
American Funds Insurance Series® — Growth-Income Fund, Class 1	5,605,238	$281,495,053

TOTAL INVESTMENTS (cost $230,179,731)@	100.1%	281,495,053
Liabilities in excess of other assets	(0.1)	(179,241)

NET ASSETS	100.0%	$281,315,812

@	See Note 3 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Portfolio’s net assets as of December 31, 2017 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Registered Investment Companies	$281,495,053	$—	$—	$281,495,053

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Financial Statements

11

SunAmerica Series Trust SA American Funds® VCP Managed Asset Allocation Portfolio

PORTFOLIO PROFILE — December 31, 2017 — (unaudited)

Industry Allocation*

Asset Allocation Investment Companies	100.0%

*	Calculated as a percentage of net assets.

12

SunAmerica Series Trust SA American Funds® VCP Managed Asset Allocation Portfolio

PORTFOLIO OF INVESTMENTS — December 31, 2017

	Shares	Value (Note 2)
REGISTERED INVESTMENT COMPANIES — 100.0%
Asset Allocation Investment Companies — 100.0%
American Funds Insurance Series® — Managed Risk Asset Allocation FundSM, Class P1	121,813,924	$1,655,451,221

TOTAL INVESTMENTS (cost $1,467,846,799)@	100.0%	1,655,451,221
Liabilities in excess of other assets	(0.0)	(815,439)

NET ASSETS	100.0%	$1,654,635,782

@	See Note 3 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Portfolio’s net assets as of December 31, 2017 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Registered Investment Companies	$1,655,451,221	$—	$—	$1,655,451,221

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Financial Statements

13

SUNAMERICA SERIES TRUST

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2017

	SA American Funds® Asset Allocation Portfolio†	SA American Funds® Global Growth Portfolio†	SA American Funds® Growth Portfolio†	SA American Funds® Growth- Income Portfolio†	SA American Funds® VCP Managed Asset Allocation Portfolio†
ASSETS:
Investment at value (unaffiliated)*	$548,828,572	$439,798,078	$351,076,368	$281,495,053	$1,655,451,221
Cash	246,787	257,211	175,239	138,409	914,583
Receivable for:
Fund shares sold	1,512,738	12,806	—	33,807	18,661,055
Investments sold	—	3,531,198	5,148,221	2,789,031	—
Prepaid expenses and other assets	4,682	4,691	4,680	4,674	4,510
Due from investment adviser for expense reimbursements/fee waivers	270,521	263,134	181,293	144,647	962,853

Total assets	550,863,300	443,867,118	356,585,801	284,605,621	1,675,994,222

LIABILITIES:
Payable for:
Fund shares redeemed	106,198	3,801,215	5,323,460	2,961,247	39
Investments purchased	1,653,327	—	—	—	19,575,599
Investment advisory and management fees	383,240	357,111	256,831	204,916	1,306,727
Service fees	112,683	93,950	75,511	60,243	343,850
Transfer agent fees	144	174	174	174	131
Trustees' fees and expenses	791	734	582	464	2,599
Other accrued expenses	70,640	74,159	70,991	62,765	129,495

Total liabilities	2,327,023	4,327,343	5,727,549	3,289,809	21,358,440

NET ASSETS	$548,536,277	$439,539,775	$350,858,252	$281,315,812	$1,654,635,782

NET ASSETS REPRESENTED BY:
Paid-in capital	471,815,517	312,806,763	246,853,290	203,808,489	1,445,921,147
Accumulated undistributed net investment income (loss)	6,733,360	1,438,313	1,486,855	3,124,249	3,813,360
Accumulated undistributed net realized gain (loss) on investments and capital gain distributions from underlying funds	15,411,632	30,196,732	43,801,003	23,067,752	17,296,853
Unrealized appreciation (depreciation) on investments	54,575,768	95,097,967	58,717,104	51,315,322	187,604,422

NET ASSETS	$548,536,277	$439,539,775	$350,858,252	$281,315,812	$1,654,635,782

Class 1 (unlimited shares authorized):
Net assets	$201,142	$125,956	$131,794	$126,712	$122,810
Shares of beneficial interest issued and outstanding	13,541	9,596	10,020	9,756	8,546
Net asset value, offering and redemption price per share	$14.85	$13.13	$13.15	$12.99	$14.37

Class 3 (unlimited shares authorized):
Net assets	$548,335,135	$439,413,819	$350,726,458	$281,189,100	$1,654,512,972
Shares of beneficial interest issued and outstanding	37,018,180	33,569,778	26,740,019	21,713,642	115,448,564
Net asset value, offering and redemption price per share	$14.81	$13.09	$13.12	$12.95	$14.33

* Cost
Investment securities (unaffiliated)	$494,252,804	$344,700,111	$292,359,264	$230,179,731	$1,467,846,799

†	See Note 1

See Notes To Financial Statements

14

SUNAMERICA SERIES TRUST

STATEMENT OF OPERATIONS

For the Year Ended December 31, 2017

	SA American Funds® Asset Allocation Portfolio†	SA American Funds® Global Growth Portfolio†	SA American Funds® Growth Portfolio†	SA American Funds® Growth- Income Portfolio†	SA American Funds® VCP Managed Asset Allocation Portfolio†
INVESTMENT INCOME:
Dividends (unaffiliated)	$8,555,703	$3,755,215	$2,509,755	$4,385,556	$11,452,205

Total investment income	8,555,703	3,755,215	2,509,755	4,385,556	11,452,205

EXPENSES:
Investment advisory and management fees	3,281,213	4,153,579	2,930,620	2,334,152	13,827,513
Service fees — Class 3	964,775	1,092,764	861,650	686,228	3,638,543
Transfer agent fees	816	1,045	1,045	1,045	818
Custodian and accounting fees	11,022	11,050	11,053	11,038	11,020
Reports to shareholders	52,659	55,310	40,718	35,895	201,201
Audit and tax fees	25,372	25,372	25,372	25,372	25,370
Legal fees	8,570	9,667	8,949	8,453	15,384
Trustees' fees and expenses	9,001	10,394	8,301	6,649	34,476
Interest expense	30	116	69	46	250
Other expenses	12,921	18,137	25,903	18,636	19,720

Total expenses before fee waivers and expense reimbursements	4,366,379	5,377,434	3,913,680	3,127,514	17,774,295

Net (fees waived and expenses reimbursed)/recouped by investment adviser (Note 4)	(2,316,150)	(3,060,532)	(2,068,673)	(1,647,637)	(10,135,451)

Net expenses	2,050,229	2,316,902	1,845,007	1,479,877	7,638,844

Net investment income (loss)	6,505,474	1,438,313	664,748	2,905,679	3,813,361

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on investments (unaffiliated)	1,170,265	19,050,338	21,505,230	19,028,360	3,486,842
Net realized gain (loss) from capital gain distributions received from underlying funds (unaffiliated)	16,058,354	13,141,564	32,759,157	17,451,941	13,810,011

Net realized gain (loss) on investments	17,228,619	32,191,902	54,264,387	36,480,301	17,296,853

Net change in unrealized appreciation (depreciation) on investments (unaffiliated)	30,861,936	83,958,038	29,387,966	15,106,865	171,521,312

Net realized and unrealized gain (loss) on investments	48,090,555	116,149,940	83,652,353	51,587,166	188,818,165

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$54,596,029	$117,588,253	$84,317,101	$54,492,845	$192,631,526

†	See Note 1

See Notes To Financial Statements

15

SUNAMERICA SERIES TRUST

STATEMENT OF CHANGES IN NET ASSETS

	SA American Funds® Asset Allocation Portfolio††		SA American Funds® Global Growth Portfolio††		SA American Funds® Growth Portfolio††
	For the year ended December 31, 2017	For the year ended December 31, 2016	For the year ended December 31, 2017	For the year ended December 31, 2016	For the year ended December 31, 2017	For the year ended December 31, 2016
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$6,505,474	$3,414,898	$1,438,313	$2,515,754	$664,748	$1,522,081
Net realized gain (loss) on investments	17,228,619	7,715,548	32,191,902	44,902,002	54,264,387	42,276,793
Net unrealized gain (loss) on investments	30,861,936	8,768,716	83,958,038	(45,414,998)	29,387,966	(15,991,735)

Net increase (decrease) in net assets resulting from operations	54,596,029	19,899,162	117,588,253	2,002,758	84,317,101	27,807,139

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income — Class 1	(900)	—	(1,158)	—	(621)	—
Net investment income — Class 3	(3,444,387)	(4,078,481)	(3,932,655)	(7,069,789)	(1,521,460)	(1,016,942)
Net realized gain on securities — Class 1	(1,913)	—	(11,538)	—	(13,408)	—
Net realized gain on securities — Class 3	(7,683,246)	(14,909,260)	(41,847,096)	(62,319,507)	(37,409,023)	(83,163,468)

Total distributions to shareholders	(11,130,446)	(18,987,741)	(45,792,447)	(69,389,296)	(38,944,512)	(84,180,410)

Net increase (decrease) in net assets resulting from capital share transactions (Note 6)	232,963,007	74,651,559	(44,098,574)	56,954,103	(16,304,257)	67,813,379

TOTAL INCREASE (DECREASE) IN NET ASSETS	276,428,590	75,562,980	27,697,232	(10,432,435)	29,068,332	11,440,108

NET ASSETS:
Beginning of period	272,107,687	196,544,707	411,842,543	422,274,978	321,789,920	310,349,812

End of period†	$548,536,277	$272,107,687	$439,539,775	$411,842,543	$350,858,252	$321,789,920

† Includes accumulated undistributed net investment income (loss)	$6,733,360	$3,445,287	$1,438,313	$3,933,813	$1,486,855	$1,522,082

††	See Note 1

See Notes to Financial Statements

16

SUNAMERICA SERIES TRUST

STATEMENT OF CHANGES IN NET ASSETS

	SA American Funds® Growth-Income Portfolio††		SA American Funds® VCP Managed Asset Allocation Portfolio††
	For the year ended December 31, 2017	For the year ended December 31, 2016	For the year ended December 31, 2017	For the year ended December 31, 2016
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$2,905,679	$2,944,465	$3,813,361	$11,201,004
Net realized gain (loss) on investments	36,480,301	34,946,693	17,296,853	30,435,149
Net unrealized gain (loss) on investments	15,106,865	(11,275,491)	171,521,312	29,733,181

Net increase (decrease) in net assets resulting from operations	54,492,845	26,615,667	192,631,526	71,369,334

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income — Class 1	(1,915)	—	(877)	—
Net investment income — Class 3	(4,254,146)	(3,568,907)	(11,200,128)	(7,206,779)
Net realized gain on securities — Class 1	(14,218)	—	(2,230)	—
Net realized gain on securities — Class 3	(32,846,126)	(44,599,886)	(30,432,919)	(10,153,955)

Total distributions to shareholders	(37,116,405)	(48,168,793)	(41,636,154)	(17,360,734)

Net increase (decrease) in net assets resulting from capital share transactions (Note 6)	5,166,595	33,684,263	287,949,004	451,230,605

TOTAL INCREASE (DECREASE) IN NET ASSETS	22,543,035	12,131,137	438,944,376	505,239,205

NET ASSETS:
Beginning of period	258,772,777	246,641,640	1,215,691,406	710,452,201

End of period†	$281,315,812	$258,772,777	$1,654,635,782	$1,215,691,406

† Includes accumulated undistributed net investment income (loss)	$3,124,249	$4,256,061	$3,813,360	$11,201,004

††	See Note 1

See Notes to Financial Statements

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SUNAMERICA SERIES TRUST

NOTES TO FINANCIAL STATEMENTS

December 31, 2017

Note 1.  Description of Business and Basis of Presentation

SunAmerica Series Trust (the “Trust”), organized as a Massachusetts business trust on September 11, 1992, is an open-end management investment company. The Trust is comprised of fifty-five separate investment series, five of which are included in this report: SA American Funds® Asset Allocation Portfolio, SA American Funds® Global Growth Portfolio, SA American Funds® Growth Portfolio, SA American Funds® Growth-Income Portfolio and SA American Funds® VCP Managed Asset Allocation Portfolio, (collectively, the “Portfolios”). SunAmerica Asset Management, LLC (“SAAMCO” or the “Adviser”), an indirect wholly-owned subsidiary of American International Group, Inc., a Delaware corporation (“AIG”), serves as investment adviser for all Portfolios of the Trust.

Effective October 9, 2017, the names of the American Funds® Asset Allocation SAST Portfolio, American Funds® Global Growth SAST Portfolio, American Funds® Growth SAST Portfolio, American Funds® Growth-Income SAST Portfolio and VCP Managed Asset Allocation SAST Portfolio were changed to SA American Funds® Asset Allocation Portfolio, SA American Funds® Global Growth Portfolio, SA American Funds® Growth Portfolio, SA American Funds® Growth-Income Portfolio and SA American Funds® VCP Managed Asset Allocation Portfolio, respectively.

Shares of the Trust are issued and redeemed only in connection with investments in and payments under variable annuity contracts and variable life policies. Shares of the Portfolios are held by separate accounts of American General Life Insurance Company, a Texas life insurer (“AGL”), The United States Life Insurance Company in The City of New York, a New York life insurer (“USL”) and The Variable Annuity Life Insurance Company, a Texas life insurer (“VALIC”). AGL and USL and VALIC are indirect wholly-owned subsidiaries of AIG. The life insurance companies listed above are collectively referred to as the “Life Companies.” All shares may be purchased or redeemed at net asset value without any sales or redemption charges.

SA American Funds® Asset Allocation Portfolio, SA American Funds® Global Growth Portfolio, SA American Funds® Growth Portfolio, SA American Funds® Growth-Income Portfolio and SA American Funds® VCP Managed Asset Allocation Portfolio operate as “Feeder Funds,” and invest all or substantially all of their assets in shares of an underlying mutual fund (“underlying fund” and/or “Master Fund”).

Class 1 shares of each Portfolio commenced operations effective September 26, 2016. Class 1 shares and Class 3 shares of each Portfolio may be offered only in connection with certain variable contracts. Class 3 shares of a given Portfolio are identical in all respects to Class 1 shares of the same Portfolio, except that (i) each class may bear differing amounts of certain class-specific expenses; (ii) Class 3 shares are subject to service fees while Class 1 shares are not; and (iii) Class 3 shares have voting rights on matters that pertain to the Rule 12b-1 plan adopted with respect to Class 3 shares. Class 3 shares of each Portfolio pay service fees at an annual rate of 0.25% of each class’s average daily net assets. The Board of Trustees may establish additional portfolios or classes in the future.

Each Master Fund is a portfolio offered by American Funds Insurance Series® (“AFIS” or “American Funds”), a registered open-end management investment company. Each Portfolio’s corresponding Master Fund is listed below:

Trust Feeder Funds	American Funds Master Funds
SA American Funds® Asset Allocation Portfolio	SA American Funds® Asset Allocation Fund
SA American Funds® Global Growth Portfolio	SA American Funds® Global Growth Fund
SA American Funds® Growth Portfolio	SA American Funds® Growth Fund
SA American Funds® Growth-Income Portfolio	SA American Funds® Growth-Income Fund
SA American Funds® VCP Managed Asset Allocation Portfolio	SA American Funds® Managed Risk Asset Allocation FundSM

The underlying fund’s accounting policies are outlined in the underlying funds’ financial statements, available at U.S. Securities and Exchange Commission (“SEC”) Internet website at www.sec.gov, and should be read in conjunction with these financial statements.

The investment goals for the Portfolios included in this report are as follows:

The SA American Funds® Asset Allocation Portfolio seeks high total return (including income and capital gains) consistent with the preservation of capital over the long term. Its strategy is to invest all or substantially all of its assets in Class 1 shares of the Master Fund, the American Funds Insurance Series® Asset Allocation Fund (“the Master Asset Allocation Fund”), a portfolio offered by AFIS, a registered open-end investment company. In turn, the Master Asset Allocation Fund invests in a diversified portfolio of common stocks and other equity securities, bonds and other intermediate and long-term debt securities and money market instruments.

The SA American Funds® Global Growth Portfolio seeks growth. Its strategy is to invest all or substantially all of its assets in Class 1 shares of the Master Fund, the American Funds Insurance Series® Global Growth Fund (“the Master Global Growth Fund”), a portfolio offered by AFIS, a registered open-end investment company. In turn, the Master Global Growth Fund invests primarily in common stocks and other securities of companies around the world that have the potential for growth.

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The SA American Funds® Growth Portfolio seeks growth. Its strategy is to invest all or substantially all of its assets in Class 1 shares of the Master Fund, the American Funds Insurance Series® Growth Fund (“the Master Growth Fund”), a portfolio offered by AFIS, a registered open-end investment company. In turn, the Master Growth Fund invests primarily in common stocks of companies that appear to offer superior opportunities for growth of capital.

The SA American Funds® Growth-Income Portfolio seeks growth and income. Its strategy is to invest all or substantially all of its assets in Class 1 shares of the Master Fund, the American Funds Insurance Series® Growth-Income Fund (“the Master Growth-Income Fund”), a portfolio offered by AFIS, a registered open-end investment company. In turn, the Master Growth-Income Fund invests primarily in common stocks or other securities that demonstrate the potential for appreciation and/or dividends.

The SA American Funds® VCP Managed Asset Allocation Portfolio seeks high total return (including income and capital gains) consistent with the preservation of capital over the long term while seeking to manage volatility and provide downside protection by investing all or substantially all of its assets in Class P1 shares of the Master Fund, the American Funds Insurance Series® Managed Risk Asset Allocation FundSM (“the Master Managed Risk Allocation Fund”), a portfolio offered by AFIS, a registered open-end investment company. In turn, the Master Managed Risk Allocation Fund invests in the shares of an underlying fund, the American Funds Asset Allocation Fund (the “Underlying Fund”). The Underlying Fund invests in a diversified portfolio of common stocks and other equity securities, bonds and other intermediate and long term debt securities and money market instruments.

Indemnifications: The Trust’s organizational documents provide current and former officers and trustees with a limited indemnification against liabilities arising out of the performance of their duties to the Trust. In addition, pursuant to Indemnification Agreements between the Trust and each of the current (and certain former) trustees who is not an “interested person,” as defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended (the “1940 Act”), of the Trust (collectively, the “Disinterested Trustees”), the Trust provides the Disinterested Trustees with a limited indemnification against liabilities arising out of the performance of their duties to the Trust, whether such liabilities are asserted during or after their service as trustees. In addition, in the normal course of business the Trust enters into contracts that contain the obligation to indemnify others. The Trust’s maximum exposure under these arrangements is unknown. Currently, however, the Trust expects the risk of loss to be remote.

Note 2.  Significant Accounting Policies

The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates and those differences could be significant. The following is a summary of significant accounting policies consistently followed by the Trust and the Master Funds, in the preparation of their respective financial statements:

Security Valuation

In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the Portfolios disclose the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. In accordance with GAAP, fair value is defined as the price that the Portfolios would receive upon selling an asset or transferring a liability in a timely transaction to an independent third party in the principal or most advantageous market. GAAP establishes a three-tier hierarchy to provide more transparency around the inputs used to measure fair value and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tiers are as follows:

Level 1 — Unadjusted quoted prices in active markets for identical securities

Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, adjusted quoted prices on foreign equity securities that were adjusted in accordance with pricing procedures approved by the Board of Trustees (the “Board”), etc.)

Level 3 — Significant unobservable inputs (includes inputs that reflect the Portfolios’ own assumptions about the assumptions market participants would use in pricing the security, developed based on the best information available under the circumstances)

Changes in valuation techniques may result in transfers in or out of an investment’s assigned Level within the hierarchy. The methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and consideration of factors specific to each security.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is recently issued and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

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The summary of the Portfolios’ assets and liabilities classified in the fair value hierarchy as of December 31, 2017, is reported on a schedule following the portfolio of investments.

The net asset value (“NAV”) of each Portfolio is determined based upon the NAV of its corresponding Master Fund.

Master Funds

Each Master Fund is a series of AFIS. All portfolio securities of funds managed by Capital Research and Management Company (“Capital Research”) are valued, and the NAV per share for each share class are determined, as follows:

The AFIS investment adviser values the AFIS investments at fair value as defined by U.S. GAAP. The net asset value of each share class of each AFIS fund is generally determined as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open.

Methods and inputs — The AFIS investment adviser uses the following methods and inputs to establish the fair value of each fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market in which the security trades. The value of an underlying fund is based on its reported net asset value.

Fixed-income securities, including short-term securities, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the funds are authorized to invest. However, these classifications are not exclusive and any of the inputs may be used to value any other class of fixed-income security.

Fixed-income class	Examples of standard inputs

All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)

Corporate bonds & notes; convertible securities	Standard inputs and underlying equity of the issuer

Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities

Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information

Municipal securities	Standard inputs and, for certain distressed securities, cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts

When the AFIS investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or not deemed to be representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type.

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the AFIS investment adviser. The Government Cash Management Fund held by the managed risk funds is managed to maintain a $1.00 net asset value per share. The net asset value of each share class of each managed risk fund is calculated based on the reported net asset values of the underlying funds in which each fund invests.

Exchange-traded futures are generally valued at the official settlement price of, or the last reported sale price on, the exchange or market on which such instruments are traded, as of the close of business on the day the futures are being valued or, lacking any sales, at the last available bid price. Prices for each future are taken from the exchange or market on which the security trades. Forward currency contracts are valued at the mean of representative quoted bid and ask prices, generally based on prices supplied by one or more pricing vendors. Interest rate swaps and credit default swaps are generally valued by pricing vendors based on market inputs that include the index and term of index, reset frequency, payer/receiver, currency and pay frequency.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the AFIS investment adviser are fair valued as determined in good faith under fair value guidelines adopted by authority of the AFIS

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board of trustees as further described. The AFIS investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The AFIS investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. In addition, the closing prices of equity securities and futures that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of each fund is determined. Fair valuations and valuations of investments and futures that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Processes and structure — The AFIS board of trustees has delegated authority to the AFIS investment adviser to make fair value determinations, subject to board oversight. The AFIS investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the AFIS investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees with supplemental information to support the changes. The AFIS board and audit committee also regularly review reports that describe fair value determinations and methods.

The AFIS investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.

Securities Transactions, Investment Income, Expenses, Dividends and Distributions to Shareholders:    Security transactions are recorded on a trade date basis. Interest income is accrued daily from settlement date except when collection is not expected. Realized gains and losses on the sale of investments are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date.

The Portfolios invest in Master Fund portfolios offered by American Funds including funds investing in fixed income securities. Distributions from income from the Master Funds, if any, are recorded to income on ex-dividend date. Distributions from net realized capital gains from the Master Funds, if any are recorded to realized gains on ex-dividend date.

Expenses common to all Portfolios, not directly related to individual Portfolios are allocated among the Portfolios based upon relative net assets or other appropriate allocation methods. In all other respects, expenses are charged to each Portfolio as incurred on a specific identification basis.

The expenses included in the accompanying financial statements reflect the expenses of the Portfolios and do not include indirect expenses borne by each underlying Portfolio in connection with its investment in the underlying Portfolio.

Dividends from net investment income and capital gain distributions, if any, are paid annually. The Portfolios record dividends and distributions to their shareholders on the ex-dividend date.

The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts at fiscal year end based on their federal tax-basis treatment; temporary differences do not require reclassification. Net assets are not affected by these reclassifications.

Each Portfolio is considered a separate entity for tax purposes and intends to comply with the requirements of the Internal Revenue Code, as amended, applicable to regulated investment companies and distribute all of its taxable income, including any net capital gains on investments, to its shareholders. Each Portfolio also intends to distribute sufficient net investment income and net capital gains, if any, so that it will not be subject to excise tax on undistributed income and gains. Therefore, no federal income tax or excise tax provision is required.

The Portfolios recognize the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained, assuming examination by tax authorities. Management has analyzed each Portfolio’s tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years 2014 – 2016 or expected to be taken in each Portfolio’s 2017 tax return. The Portfolios are not aware of any tax provisions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. The Portfolios file U.S. federal and certain state income tax returns. With few exceptions, the Portfolios are no longer subject to U.S. federal and state tax examinations by tax authorities for tax returns ending before 2014.

New Accounting Pronouncement:    In October 2016, the SEC adopted amendments to rules under the 1940 Act (“final rules”) intended to modernize the reporting and disclosure of information by registered investment companies. The final rules amend

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Regulation S-X and require funds to provide standardized, enhanced derivative disclosure in fund financial statements in a format designed for individual investors. The amendments to Regulation S-X also update the disclosures for other investments and investments in and advances to affiliates and amend the rules regarding the general form and content of fund financial statements. The compliance date for the amendments to Regulation S-X was August 1, 2017. All required changes have been made in accordance with Regulation S-X.

Note 3.  Federal Income Taxes

The following details the tax basis of distributions as well as the components of distributable earnings. The tax basis components of distributable earnings differ from the amounts reflected in the Statement of Assets and Liabilities by temporary book/tax differences primarily arising from wash sales.

	For the year ended December 31, 2017
	Distributable Earnings			Tax Distributions
Portfolio	Ordinary Income	Long-term Gains/ Capital and Other Losses	Unrealized Appreciation (Depreciation)	Ordinary Income	Long-Term Capital Gains
SA American Funds® Asset Allocation	$6,733,360	$16,979,586	$53,007,814	$3,445,287	$7,685,159
SA American Funds® Global Growth	1,438,313	32,175,734	93,118,968	3,933,813	41,858,634
SA American Funds® Growth	1,486,854	48,632,217	53,885,890	1,522,081	37,422,431
SA American Funds® Growth-Income	3,124,249	33,182,546	41,200,529	4,256,061	32,860,344
SA American Funds® VCP Managed Asset Allocation	3,813,360	17,296,853	187,604,422	11,201,005	30,435,149

	For the year ended December 31, 2016
	Tax Distributions
	Ordinary Income	Long-Term Capital Gains
SA American Funds® Asset Allocation	$4,078,481	$14,909,260
SA American Funds® Global Growth	7,069,789	62,319,507
SA American Funds® Growth	1,016,942	83,163,468
SA American Funds® Growth-Income	3,568,907	44,599,886
SA American Funds® VCP Managed Asset Allocation	7,206,779	10,153,955

For the year ended December 31, 2017, the reclassifications arising from book/tax differences resulted in increases (decreases) that were primarily due to short-term capital gain distributions from underlying funds were as follows:

Portfolio	Accumulated Undistributed Net Investment Income (Loss)	Accumulated Undistributed Net Realized Gain (Loss)	Capital Paid-in
SA American Funds® Asset Allocation	$227,886	$(227,886)	$—
SA American Funds® Global Growth	—	—	—
SA American Funds® Growth	822,106	(822,106)	—
SA American Funds® Growth-Income	218,570	(218,570)	—
SA American Funds® VCP Managed Asset Allocation	—	—	—

The amounts of aggregate unrealized gain (loss) and the cost of investment securities for Federal tax purposes, including short-term securities and repurchase agreements, were as follows:

Portfolio	Aggregate Unrealized Gain	Aggregate Unrealized Loss	Net Unrealized Gain / (Loss)	Cost of Investments
SA American Funds® Asset Allocation	$54,575,768	$(1,567,954)	$53,007,814	$495,820,758
SA American Funds® Global Growth	95,097,967	(1,978,999)	93,118,968	346,679,110
SA American Funds® Growth	58,717,104	(4,831,214)	53,885,890	297,190,478
SA American Funds® Growth-Income	51,315,322	(10,114,793)	41,200,529	240,294,524
SA American Funds® VCP Managed Asset Allocation	187,604,422	—	187,604,422	1,467,846,799

On December 22, 2017, the Tax Cuts and Jobs Act (the “Act”) was signed into law. Certain provisions of the Act were effective upon enactment with the remainder becoming effective for tax years beginning after December 31, 2017. Management is currently evaluating the impact, if any, on the financial statements and the accompanying notes to financial statements.

Note 4.  Investment Advisory and Management Agreement, and Service Plan (12b-1 Plan)

Capital Research serves as investment adviser to the Master Funds. Capital Research, a wholly owned subsidiary of The Capital Group Companies, Inc., manages the investment fund and business affairs of the Master Funds. The Trust, on behalf of each Portfolio, entered into an Investment Advisory and Management Agreement (the “Agreement”) with SAAMCo to handle the Trust’s day-to-day affairs. The Agreement provides that SAAMCo shall manage the Trust’s investments and administer its business affairs; furnish offices, necessary facilities and equipment; provide clerical, bookkeeping and administrative services; and permit any of its officers or employees to serve, without compensation, as trustees or officers of the Trust, if duly elected to such positions. SAAMCo performs all investment advisory services for these Portfolios with the exception of portfolio management. The term “Assets,” as used in the following table, means the average daily net assets of the Portfolios.

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The Trust pays SAAMCo a monthly fee calculated daily at the following annual percentages of each Portfolio’s Assets:

Portfolio	Management Fees
SA American Funds® Asset Allocation	0.85%
SA American Funds® Global Growth	0.95%
SA American Funds® Growth	0.85%
SA American Funds® Growth-Income	0.85%
SA American Funds® VCP Managed Asset Allocation	0.95%

The Trust has entered into a contractual agreement with SAAMCo under which SAAMCo will waive 0.60%, 0.70%, 0.60%, 0.60%, and 0.70% for SA American Funds® Asset Allocation Portfolio, SA American Funds® Global Growth Portfolio, SA American Funds® Growth Portfolio, SA American Funds® Growth-Income Portfolio and SA American Funds® VCP Managed Asset Allocation Portfolio, respectively, of its advisory fee for such time as the Portfolios are operated as feeder funds, because during that time it will not be providing the portfolio management portion of the advisory and management services to be provided under its investment advisory and management agreement with the Trust. This fee waiver will continue as long as the Portfolios are part of a master-feeder fund structure unless the Board approves a change in or elimination of the waiver.

For the year ended December 31, 2017, SAAMCo has agreed to waive advisory fees as follows:

Portfolio	Amount
SA American Funds® Asset Allocation	$2,316,150
SA American Funds® Global Growth	3,060,532
SA American Funds® Growth	2,068,673
SA American Funds® Growth-Income	1,647,637
SA American Funds® VCP Managed Asset Allocation	10,188,694

SAAMCo has contractually agreed to waive fees and/or reimburse expenses of the following Portfolio until April 30, 2018; so that the annual operating expenses do not exceed the following percentage of the Portfolio’s average net assets. For purposes of the waived fees and/or reimbursed expense calculations, annual operating expenses shall not include extraordinary expenses (i.e. expenses that are unusual in nature and/or infrequent in occurrence such as litigation), or acquired fund fees and expenses, brokerage commissions and other transactional expenses relating to the purchase and sale of portfolio securities, interest, taxes and governmental fees, and other expenses not incurred in the ordinary course of the Portfolio’s business. This agreement may be modified or discontinued prior to April 30, 2018 only with the approval of the Board of Trustees of the Portfolio, including a majority of the Independent Trustees. This agreement will be renewed in terms of one year only if the Adviser agrees to extend the expense limitation.

Portfolio	Class 1	Class 3
SA American Funds® VCP Managed Asset Allocation	0.28%	0.53%

Further, SAAMCo has voluntarily agreed to waive fees and/or reimburse expenses, if necessary, to keep annual operating expenses at or below the following percentages of each of the following Portfolios’ Class 3 shares’ average daily net assets. For purposes of the waived fees and/or reimbursed expense calculations, annual operating expenses shall not include extraordinary expenses (i.e. expenses that are unusual in nature and/or infrequent in occurrence such as litigation), or acquired fund fees and expenses, brokerage commissions and other transactional expenses relating to the purchase and sale of portfolio securities, interest, taxes and governmental fees, and other expenses not incurred in the ordinary course of the Portfolio’s business. The Adviser also may voluntarily reimburse additional amounts to increase the investment return to a Portfolio’s investors. The Adviser may terminate voluntary waivers and/or reimbursements at any time.

Portfolio	Class 3
SA American Funds® Asset Allocation	0.70%
SA American Funds® Global Growth	0.70%
SA American Funds® Growth	0.70%
SA American Funds® Growth-Income	0.70%

For the year ended December 31, 2017, pursuant to the voluntary and contractual expense referred to above, SAAMCo has waived or reimbursed expenses as follows:

Portfolio	Amount
SA American Funds® VCP Managed Asset Allocation	$7,618

Both voluntary and contractual waivers or reimbursements, with the exception of advisory fee waivers, made by the Adviser are subject to recoupment from that Portfolio within the following two years after the occurrence of the waivers and/or reimbursements provided that the Portfolio is able to effect such payment to the Adviser and remain in compliance with the expense limitations in effect at the time the waivers and/or reimbursements were made.

For the year ended December 31, 2017, the amounts repaid to the Adviser, which are included in the Statement of Operations, along with the remaining balance subject to recoupment are as follows:

	Amount Recouped	Balance Subject to Recoupment
Portfolio	December 31, 2017	December 31, 2018	December 31, 2019
SA American Funds® VCP Managed Asset Allocation	$60,861	$—	$—

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The Trust has entered into a master Transfer Agency and Service Agreement with VALIC Retirement Services Company (VRSCO), a wholly-owned subsidiary of VALIC, which is an affiliate of the Adviser. Under the agreement, VRSCO provides services, which include the issuance and redemption of shares, payment of dividends between the Trust and their “institutional” shareholders and certain shareholder reporting services including confirmation of transactions, statements of account and tax reporting. The Trust, and certain other mutual funds advised by SAAMCo pay VRSCO on an annual basis, a fee in the aggregate amount of $150,000 for transfer agency services provided, pursuant to the agreement. Accordingly, for the year ended December 31, 2017, transfer agent fees were paid (see Statement of Operations) based on the aforementioned agreement.

Class 3 shares of each Portfolio are subject to Rule 12b-1 plans that provide for service fees payable at the annual rate 0.25% of the average daily net assets of Class 3 shares. The service fees are used to compensate the Life Companies for costs associated with the servicing of Class 3 shares, including the cost of reimbursing the Life Companies for expenditures made to financial intermediaries for providing services to contract holders who are the indirect beneficial owners of the Portfolios’ Class 3 shares. Accordingly, for the year ended December 31, 2017, service fees were paid (see Statement of Operations) based on the aforementioned rate.

Note 5.  Purchases and Sales of Investment Securities

The cost of purchases and proceeds from sales and maturities of long-term investments during the year ended December 31, 2017 were as follows:

Portfolio	Purchases of Portfolio Securities (excluding U.S. Government Securities)	Sales of Portfolio Securities (excluding U.S. Government Securities)	Purchases of U.S. Government Securities	Sales of U.S. Government Securities
SA American Funds® Asset Allocation	$223,362,020	$3,324,223	$—	$—
SA American Funds® Global Growth	4,182,747	96,135,981	—	—
SA American Funds® Growth	4,035,502	60,949,350	—	—
SA American Funds® Growth-Income	5,418,124	38,702,675	—	—
SA American Funds® VCP Managed Asset Allocation	263,798,295	24,262,384	—	—

Note 6.  Capital Share Transactions

Transactions in capital shares of each class of each Portfolio were as follows:

	SA American Funds® Asset Allocation Portfolio
	Class 1				Class 3
	For the year ended December 31, 2017		For the period September 26, 2016* to December 31, 2016		For the year ended December 31, 2017		For the year ended December 31, 2016
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	5,574	$82,324	7,776	$100,000	18,442,623	$263,715,938	6,099,027	$80,410,993
Reinvested dividends	194	2,813	—	—	769,720	11,127,633	1,497,333	18,987,741
Shares redeemed	(3)	(56)	—	—	(2,962,605)	(41,965,645)	(1,893,331)	(24,847,175)

Net increase (decrease)	5,765	$85,081	7,776	$100,000	16,249,738	$232,877,926	5,703,029	$74,551,559

	SA American Funds® Global Growth Portfolio
	Class 1				Class 3
	For the year ended December 31, 2017		For the period September 26, 2016* to December 31, 2016		For the year ended December 31, 2017		For the year ended December 31, 2016
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	—	$—	8,593	$100,000	1,300,899	$16,561,311	3,905,587	$46,770,912
Reinvested dividends	1,003	12,696	—	—	3,625,447	45,779,751	6,131,053	69,389,296
Shares redeemed	—	—	—	—	(8,297,188)	(106,452,332)	(4,871,825)	(59,306,105)

Net increase (decrease)	1,003	$12,696	8,593	$100,000	(3,370,842)	$(44,111,270)	5,164,815	$56,854,103

	SA American Funds® Growth Portfolio
	Class 1				Class 3
	For the year ended December 31, 2017		For the period September 26, 2016* to December 31, 2016		For the year ended December 31, 2017		For the year ended December 31, 2016
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	—	$—	8,896	$100,000	1,678,023	$21,538,241	2,106,328	$27,573,600
Reinvested dividends	1,124	14,029	—	—	3,127,346	38,930,483	7,658,989	84,180,410
Shares redeemed	—	—	—	—	(5,931,545)	(76,787,010)	(3,402,033)	(44,040,631)

Net increase (decrease)	1,124	$14,029	8,896	$100,000	(1,126,176)	$(16,318,286)	6,363,284	$67,713,379

*	Commencement of operations.

24

	SA American Funds® Growth-Income Portfolio
	Class 1				Class 3
	For the year ended December 31, 2017		For the period September 26, 2016* to December 31, 2016		For the year ended December 31, 2017		For the year ended December 31, 2016
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	—	$—	8,453	$100,000	1,567,938	$20,491,708	1,596,674	$20,714,955
Reinvested dividends	1,303	16,133	—	—	3,004,175	37,100,272	4,152,493	48,168,793
Shares redeemed	—	—	—	—	(3,983,027)	(52,441,518)	(2,720,100)	(35,299,485)

Net increase (decrease)	1,303	$16,133	8,453	$100,000	589,086	$5,150,462	3,029,067	$33,584,263

	SA American Funds® VCP Managed Asset Allocation Portfolio
	Class 1				Class 3
	For the year ended December 31, 2017		For the period September 26, 2016* to December 31, 2016		For the year ended December 31, 2017		For the year ended December 31, 2016
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	424	$6,044	7,901	$100,000	21,295,344	$292,102,492	36,972,400	$458,594,480
Reinvested dividends	221	3,107	—	—	2,971,397	41,633,047	1,388,923	17,360,734
Shares redeemed	—	—	—	—	(3,296,948)	(45,795,686)	(2,000,330)	(24,824,609)

Net increase (decrease)	645	$9,151	7,901	$100,000	20,969,793	$287,939,853	36,360,993	$451,130,605

*	Commencement of operations.

Note 7.  Line of Credit

The Trust has access to a $75 million committed unsecured line of credit and, along with certain other funds managed by the Adviser, a $50 million uncommitted unsecured line of credit. The committed and uncommitted lines of credit are renewable on an annual basis with State Street Bank and Trust Company (“State Street”), the Trust’s custodian. Interest is currently payable on the committed line of credit at the higher of the Federal Funds Rate (but not less than zero) plus 125 basis points or the One-Month London Interbank Offered Rate (but not less than zero) plus 125 basis points and State Street’s discretionary bid rate on the uncommitted line of credit. The Trust, on behalf of each of the Portfolios, has paid State Street for its own account, such Portfolio’s ratable portion of an upfront fee in an amount equal to $25,000 in the aggregate for the uncommitted line of credit made available by State Street to certain other funds managed by the Adviser, which are also party to the uncommitted line of credit. There is also a commitment fee of 25 basis points per annum on the daily unused portion of the committed line of credit. Borrowings under the line of credit will commence when the respective Portfolio’s cash shortfall exceeds $100,000. For the year ended December 31, 2017, the following Portfolios had borrowings:

Portfolio	Days Outstanding	Interest Charges	Average Debt Utilized	Weighted Average Interest
SA American Funds® Asset Allocation	1	$30	$440,126	2.49%
SA American Funds® Global Growth	5	116	344,603	2.30
SA American Funds® Growth	3	69	332,639	2.49
SA American Funds® Growth-Income	2	46	332,951	2.49
SA American Funds® VCP Managed Asset Allocation	3	250	1,215,954	2.33

At December 31, 2017, there were no borrowings outstanding.

Note 8.  Transactions with Affiliates

At December 31, 2017, the following affiliates owned outstanding shares of the following Portfolios:

	Holder
Portfolio	USL	AGL	VALIC
SA American Funds® Asset Allocation	4.86%	92.97%	2.17%
SA American Funds® Global Growth .	4.93	94.86	0.21
SA American Funds® Growth	4.80	94.94	0.26
SA American Funds® Global-Income	5.58	93.80	0.62
SA American Funds® VCP Managed Asset Allocation	9.25	88.56	2.19

25

SUNAMERICA SERIES TRUST

FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value, beginning of period	Net investment income (loss)*	Net gain (loss) on investments (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Dividend from net realized gain on investments	Total Distributions	Net Asset Value, end of period	Total Return**	Net Assets, end of period (000’s)	Ratio of expenses to average net assets(1)(2)		Ratio of net investment income (loss) to average net assets(1)(2)(3)		Portfolio turnover

SA American Funds® Asset Allocation Portfolio Class 1@
09/26/16#-12/31/16	$12.86	$0.18	$0.07	$0.25	$—	$—	$—	$13.11	1.94%	$102	0.29	%†	5.35	%†	4%
12/31/17	13.11	0.23	1.88	2.11	(0.12)	(0.25)	(0.37)	14.85	16.10	201	0.28		1.64		1

SA American Funds® Asset Allocation Portfolio Class 3@
12/31/13	11.47	0.15	2.51	2.66	(0.18)	(0.02)	(0.20)	13.93	23.32	157,685	0.56		1.18		13
12/31/14	13.93	0.17	0.54	0.71	(0.15)	(0.27)	(0.42)	14.22	5.05	168,828	0.55		1.20		11
12/31/15	14.22	0.20	(0.09)	0.11	(0.20)	(1.08)	(1.28)	13.05	1.16	196,545	0.55		1.44		8
12/31/16	13.05	0.20	0.95	1.15	(0.24)	(0.86)	(1.10)	13.10	9.09	272,006	0.54		1.52		4
12/31/17	13.10	0.23	1.84	2.07	(0.11)	(0.25)	(0.36)	14.81	15.84	548,335	0.53		1.69		1

SA American Funds® Global Growth Portfolio Class 1@
09/26/16#-12/31/16	$11.64	$0.09	$(0.58)	$(0.49)	$—	$—	$—	$11.15	(4.21)%	$96	0.29	%†	2.92	%†	10%
12/31/17	11.15	0.08	3.37	3.45	(0.13)	(1.34)	(1.47)	13.13	31.51	126	0.28		0.64		1

SA American Funds® Global Growth Portfolio Class 3@
12/31/13	12.01	0.12	3.34	3.46	(0.08)	—	(0.08)	15.39	28.85	487,025	0.53		0.92		3
12/31/14	15.39	0.13	0.17	0.30	(0.14)	(0.51)	(0.65)	15.04	1.97	458,076	0.53		0.84		12
12/31/15	15.04	0.11	0.81	0.92	(0.15)	(2.52)	(2.67)	13.29	6.68	422,275	0.53		0.70		12
12/31/16	13.29	0.08	0.01	0.09	(0.23)	(2.00)	(2.23)	11.15	0.37	411,747	0.53		0.62		10
12/31/17	11.15	0.04	3.37	3.41	(0.13)	(1.34)	(1.47)	13.09	31.05	439,414	0.53		0.33		1

@	See Note 1
*	Calculated based on average shares outstanding.
**	Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursements (recoupment).
†	Annualized
#	Commencement of operations.
(1)	During the below stated periods, the investment adviser either waived fees or reimbursed expenses for the Portfolios or through recoupment provisions, recovered a portion of or all fees and expenses waived or reimbursed in the previous two fiscal years. If all fees and expenses had been incurred by the Portfolios, the ratio of expenses to average net assets and the ratio of net investment income (loss) to average net assets would have been as follows:

	Expenses						Net Investment Income ( Loss)
Portfolio	12/13	12/14	12/15	12/16		12/17	12/13	12/14	12/15	12/16		12/17
SA American Funds® Asset Allocation Class 1	—%	—%	—%	0.89	%†	0.88%	—%	—%	—%	4.75	%†	1.04%
SA American Funds® Asset Allocation Class 3	1.16	1.15	1.15	1.14		1.13	0.58	0.60	0.84	0.92		1.09
SA American Funds® Global Growth Class 1	—	—	—	0.99	†	0.98	—	—	—	2.22	†	(0.06)
SA American Funds® Global Growth Class 3	1.23	1.23	1.23	1.23		1.23	0.22	0.14	0.00	(0.08)		(0.37)

(2)	Does not include underlying fund expenses that the Portfolios bear indirectly.
(3)	Recognition of net investment income by the Portfolios is affected by the timing of the declaration of dividends by the underlying investment companies in which the Portfolios invest.

See Notes to Financial Statements

26

SUNAMERICA SERIES TRUST

FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value, beginning of period	Net investment income (loss)*	Net gain (loss) on investments (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Dividend from net realized gain on investments	Total Distributions	Net Asset Value, end of period	Total Return**	Net Assets, end of period (000’s)	Ratio of expenses to average net assets(1)(2)		Ratio of net investment income (loss) to average net assets(1)(2)(3)		Portfolio turnover

SA American Funds® Growth Portfolio Class 1@
09/26/16#-12/31/16	$11.24	$0.08	$0.23	$0.31	$—	$—	$—	$11.55	2.76%	$103	0.30	%†	2.63	%†	4%
12/31/17	11.55	0.06	3.12	3.18	(0.07)	(1.51)	(1.58)	13.15	28.24	132	0.28		0.48		1

SA American Funds® Growth Portfolio Class 3@
12/31/13	10.87	0.08	3.15	3.23	(0.06)	—	(0.06)	14.04	29.76	318,922	0.54		0.63		3
12/31/14	14.04	0.13	1.02	1.15	(0.09)	(0.08)	(0.17)	15.02	8.19	314,384	0.54		0.90		10
12/31/15	15.02	0.05	0.86	0.91	(0.14)	(1.36)	(1.50)	14.43	6.52	310,350	0.54		0.32		13
12/31/16	14.43	0.06	1.06	1.12	(0.05)	(3.96)	(4.01)	11.54	9.17	321,687	0.53		0.49		4
12/31/17	11.54	0.03	3.12	3.15	(0.06)	(1.51)	(1.57)	13.12	28.02	350,726	0.54		0.19		1

SA American Funds® Growth-Income Portfolio Class 1@
09/26/16#-12/31/16	$11.83	$0.16	$0.26	$0.42	$—	$—	$—	$12.25	3.55%	$104	0.29	%†	4.89	%†	3%
12/31/17	12.25	0.18	2.47	2.65	(0.23)	(1.68)	(1.91)	12.99	22.39	127	0.29		1.38		2

SA American Funds® Growth-Income Portfolio Class 3@
12/31/13	10.40	0.12	3.31	3.43	(0.15)	—	(0.15)	13.68	33.12	258,358	0.54		1.03		3
12/31/14	13.68	0.14	1.26	1.40	(0.14)	(0.12)	(0.26)	14.82	10.28	263,319	0.54		0.99		10
12/31/15	14.82	0.15	(0.03)	0.12	(0.15)	(1.16)	(1.31)	13.63	1.17	246,642	0.54		1.00		13
12/31/16	13.63	0.16	1.20	1.36	(0.20)	(2.55)	(2.75)	12.24	11.16	258,669	0.54		1.19		3
12/31/17	12.24	0.14	2.47	2.61	(0.22)	(1.68)	(1.90)	12.95	22.08	281,189	0.54		1.06		2

@	See Note 1
*	Calculated based on average shares outstanding.
**	Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursements (recoupment).
†	Annualized
#	Commencement of operations.
(1)	During the below stated periods, the investment adviser either waived fees or reimbursed expenses for the Portfolios or through recoupment provisions, recovered a portion of or all fees and expenses waived or reimbursed in the previous two fiscal years. If all fees and expenses had been incurred by the Portfolios, the ratio of expenses to average net assets and the ratio of net investment income (loss) to average net assets would have been as follows:

	Expenses						Net Investment Income ( Loss)
Portfolio	12/13	12/14	12/15	12/16		12/17	12/13	12/14	12/15	12/16		12/17
SA American Funds® Growth Class 1	—%	—%	—%	0.90	%†	0.88%	—%	—%	—%	2.03	%†	(0.12)%
SA American Funds® Growth Class 3	1.14	1.14	1.14	1.13		1.14	0.03	0.30	(0.28)	(0.11)		(0.41)
SA American Funds® Growth-Income Class 1	—	—	—	0.89	†	0.89	—	—	—	4.29	†	0.78
SA American Funds® Growth-Income Class 3	1.14	1.14	1.14	1.14		1.14	0.43	0.39	0.40	0.59		0.46

(2)	Does not include underlying fund expenses that the Portfolios bear indirectly.
(3)	Recognition of net investment income by the Portfolios is affected by the timing of the declaration of dividends by the underlying investment companies in which the Portfolios invest.

See Notes to Financial Statements

27

SUNAMERICA SERIES TRUST

FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value, beginning of period	Net investment income (loss)*	Net gain (loss) on investments (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Dividend from net realized gain on investments	Total Distributions	Net Asset Value, end of period	Total Return**	Net Assets, end of period (000’s)	Ratio of expenses to average net assets(1)(2)		Ratio of net investment income (loss) to average net assets(1)(2)(3)		Portfolio turnover

SA American Funds® VCP Managed Asset Allocation Portfolio Class 1@
09/26/16#-12/31/16	$12.66	$0.05	$0.16	$0.21	$—	$—	$—	$12.87	1.66%	$102	0.28	%†	1.40	%†	2%
12/31/17	12.87	0.07	1.82	1.89	(0.11)	(0.28)	(0.39)	14.37	14.78	123	0.27		0.51		2

SA American Funds® VCP Managed Asset Allocation Portfolio Class 3@
12/31/13	10.09	0.21	1.82	2.03	(0.01)	—	(0.01)	12.11	20.11	111,529	0.53		1.98		0
12/31/14	12.11	(0.03)	0.36	0.33	(0.05)	(0.00)	(0.05)	12.39	2.72	275,987	0.53		(0.22)		0
12/31/15	12.39	0.19	(0.36)	(0.17)	—	—	—	12.22	(1.37)	710,452	0.53		1.59		2
12/31/16	12.22	0.14	0.72	0.86	(0.09)	(0.12)	(0.21)	12.87	7.07	1,215,590	0.53		1.16		2
12/31/17	12.87	0.04	1.80	1.84	(0.10)	(0.28)	(0.38)	14.33	14.41	1,654,513	0.52		0.26		2

@	See Note 1
*	Calculated based on average shares outstanding.
**	Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursements (recoupment).
†	Annualized
#	Commencement of operations.
(1)	During the below stated periods, the investment adviser either waived fees or reimbursed expenses for the Portfolios or through recoupment provisions, recovered a portion of or all fees and expenses waived or reimbursed in the previous two fiscal years. If all fees and expenses had been incurred by the Portfolios, the ratio of expenses to average net assets and the ratio of net investment income (loss) to average net assets would have been as follows:

	Expenses						Net Investment Income ( Loss)
Portfolio	12/13	12/14	12/15	12/16		12/17	12/13	12/14	12/15	12/16		12/17
SA American Funds® VCP Managed Asset Allocation Class 1	—%	—%	—%	0.98	%†	0.97%	—%	—%	—%	0.70	%†	(0.19)%
SA American Funds® VCP Managed Asset Allocation Class 3	1.45	1.25	1.23	1.23		1.22	1.06	(0.94)	0.88	0.46		(0.44)

(2)	Does not include underlying fund expenses that the Portfolios bear indirectly.
(3)	Recognition of net investment income by the Portfolios is affected by the timing of the declaration of dividends by the underlying investment companies in which the Portfolios invest.

See Notes to Financial Statements

28

SUNAMERICA SERIES TRUST

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of SunAmerica Series Trust and Shareholders of the SA American Funds® Asset Allocation Portfolio, SA American Funds® Global Growth Portfolio, SA American Funds® Growth-Income Portfolio, SA American Funds® Growth Portfolio and SA American Funds® VCP Managed Asset Allocation Portfolio

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of SA American Funds® Asset Allocation Portfolio (formerly American Funds Asset Allocation SAST Portfolio), SA American Funds® Global Growth Portfolio (formerly American Funds Global Growth SAST Portfolio), SA American Funds® Growth-Income Portfolio (formerly American Funds Growth-Income SAST Portfolio), SA American Funds® Growth Portfolio (formerly American Funds Growth SAST Portfolio) and SA American Funds® VCP Managed Asset Allocation Portfolio (formerly VCP Managed Asset Allocation SAST Portfolio) (five of the portfolios constituting SunAmerica Series Trust, hereafter collectively referred to as the “Trust”) as of December 31, 2017, the related statements of operations for the year ended December 31, 2017, the statements of changes in net assets for each of the two years in the period ended December 31, 2017, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Portfolios as of December 31, 2017, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended December 31, 2017 and each of the financial highlights for each of the periods indicated therein in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinions

These financial statements are the responsibility of the Portfolios’ management. Our responsibility is to express an opinion on the Portfolios’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Portfolios in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2017 by correspondence with the transfer agent. We believe that our audits provide a reasonable basis for our opinions.

/s/ PricewaterhouseCoopers LLP

Houston, Texas

February 27, 2018

We have served as the auditor of one or more investment companies in the SunAmerica annuity family of funds (consisting of SunAmerica Series Trust, Seasons Series Trust and Anchor Series Trust) since at least 1986.

29

SUNAMERICA SERIES TRUST

APPROVAL OF ADVISORY AGREEMENT

December 31, 2017 (unaudited)

At a meeting held on October 11, 2017, the Board of Trustees (the “Board”), including the Trustees that are not interested persons of SunAmerica Series Trust (the “Trust”), as defined in the Investment Company Act of 1940, as amended (the “Independent Trustees”), approved with respect to the American Funds Asset Allocation SAST Portfolio, American Funds Growth SAST Portfolio, American Funds Global Growth SAST Portfolio, American Funds Growth-Income SAST Portfolio and VCP Managed Asset Allocation Portfolio (collectively, the “Portfolios”) the continuation of the Investment Management and Advisory Agreement between SunAmerica Asset Management, LLC (“SAAMCo” or the “Adviser”) and the Trust (the “Advisory Agreement”).

In connection with the approval of the Advisory Agreement, the Board received materials related to certain factors used in its consideration whether to renew or approve the Advisory Agreement. Those factors included:

(1)	the requirements of the Trust in the areas of investment supervisory and administrative services;

(2)	the nature, extent and quality of the investment advisory, administrative, operational and compliance services provided by SAAMCo, including a review of the investment performance of the Portfolios;

(3)	the size and structure of the investment advisory fee and any other material payments to the Adviser and, in connection therewith, a review of the costs of services provided and the profits realized by the Adviser and its affiliates from the relationship with the Trust;

(4)	the expenses paid by each of the Portfolios, including their total operating expenses and any applicable expense limitation;

(5)	the extent to which the Adviser realizes economies of scale and shares them with the Trust; and

(6)	the organizational capability, resources, personnel and financial condition of the Adviser and its affiliates.

In addition, the Board considered (a) the historical relationship between the Trust and SAAMCo; (b) the possibility that services of the type required by the Trust might be better obtained from other organizations; and (c) the conditions and trends prevailing in the economy, the securities markets and the investment company industry

The Independent Trustees were separately represented by counsel that is independent of SAAMCo in connection with their consideration of approval of the Advisory Agreement. The matters discussed below were also considered separately by the Independent Trustees in executive sessions during which their independent counsel provided guidance to the Independent Trustees.

The Board received information regarding the Trust’s advisory fees compared to advisory fee rates of a group of funds with similar investment strategies and/or objectives, as applicable, (the “Expense Group/Universe”), as selected and prepared by an independent third-party provider of investment company data. The Board also received performance data and expense information prepared by management.

Nature, Extent and Quality of Services.

The Board, including the Independent Trustees, considered the nature, quality and extent of services provided by SAAMCo. In making its evaluation, the Board considered that SAAMCo acts as adviser for each Portfolio and manages the daily business affairs of the Trust, subject to the Trustees’ oversight and control. It was also noted that SAAMCo’s advisory fees compensate SAAMCo for services such as monitoring Portfolio performance and other administrative, compliance and legal services.

The Board noted that SAAMCo is responsible for overseeing the performance of services by the Trust’s custodian, transfer agent and dividend disbursing agent. The Board also noted that SAAMCo is responsible for the financial, legal and accounting records required to be maintained by each Portfolio and for the administration of the Trust’s business affairs, including providing such office space, bookkeeping, accounting, clerical, secretarial and administrative services (exclusive of, and in addition to, any such service provided by any others retained by the Trust or any Portfolio) and such executive and other personnel as may be necessary for the operations of each Portfolio. The Board considered that SAAMCo monitors and reviews the activities of third-party service providers that may provide additional administrative services.

In addition, the Board considered the key personnel of SAAMCo that are involved in the investment management, administration, compliance and risk management activities with respect to the Portfolios. The Board also considered the compensation program for SAAMCo’s investment professionals.

The Board reviewed the qualifications, background and responsibilities of SAAMCo’s staff who is responsible for providing investment management services to the Portfolios and other key personnel of SAAMCo in addition to current and projected staffing levels and compensation practices.

30

SUNAMERICA SERIES TRUST

APPROVAL OF ADVISORY AGREEMENT

December 31, 2017 (unaudited) (continued)

The Board considered SAAMCo’s reputation and long-standing relationship with the Portfolios and considered the benefit to shareholders of investing in funds that are part of a family of funds offering a variety of types of mutual funds and shareholder services. The Board also considered the Trust’s relationship with affiliated life insurance companies that offer the Portfolios through variable annuity and variable life insurance products. The Board considered SAAMCo’s experience in providing management and investment advisory and administrative services to advisory clients. The Board also considered SAAMCo’s code of ethics and its risk management process, and that SAAMCo has developed internal procedures, adopted by the Board, for monitoring compliance with the investment objectives, policies and restrictions of the Portfolios as set forth in the Portfolios’ registration statement.

The Board also reviewed and considered SAAMCo’s compliance and regulatory history, including information about any litigation, regulatory actions or investigations that could impair its ability to serve as an adviser to the Portfolios. The Board considered SAAMCo’s risk assessment and risk management processes. The Board concluded that there was no information provided that would have a material adverse effect on SAAMCo’s ability to provide services to the Trust.

The Board concluded that it was satisfied with the nature, quality and extent of the services provided by or to be provided by SAAMCo and that there was a reasonable basis on which to conclude that they would provide high quality services to the Trust.

Portfolio Fees and Expenses; Investment Performance.

The Board, including the Independent Trustees, received and reviewed information regarding the Portfolios’ fees (actual or contractual management fees, non-management fees, and 12b-1 fees, if applicable), and expense ratios compared against such fees and expense ratios of the Expense Group/Universe for each Portfolio. Such fees and expense ratios were compared both before and after expense waivers, caps and reimbursements, if any.

To assist in analyzing the reasonableness of the advisory fee, the Board received a report prepared independently by Broadridge Financial Solutions, Inc. (“Broadridge”) as well as information provided by management. The Board also considered advisory fees received by the Adviser with respect to other mutual funds and accounts with similar investment strategies to the Portfolios. Based on the information from Broadridge, the Board reviewed detailed information about peer groups of comparable mutual funds based on various factors such as the type of fund (those underlying variable insurance products), comparable investment objectives and strategies, among other factors. Referred to herein are “Expense Groups” and “Performance Groups” that represent those peer groups of funds used to compare expenses and performance, respectively.

The performance information included annualized returns for the period since inception and the one-, three-, five-and ten-year periods, as applicable, ended June 30, 2017 from Broadridge and performance information as of June 30, 2017 from management. On a quarterly basis, the Board monitors and reviews various materials presented and prepared by management, including but not limited to each Portfolio’s overall performance, performance relative to each Portfolio’s relevant benchmark and Morningstar and/or Broadridge peer groups, as applicable. The Board considered that management makes particular note of Portfolios that may require closer monitoring or potential corrective action by the Board.

As part of its review of the Portfolios’ fees and expenses and performance, the Board considered information, including but not limited to the following expense and performance information, provided by Broadridge and management in making its determinations. It was noted that actual advisory fees and total expenses were calculated as of each Portfolio’s most recent fiscal year end, which may vary among the Portfolio’s Expense Group/Universe.

The Boards considered that certain Portfolios pay advisory fees indirectly to Capital Research & Management Company (“Capital Research”) through their investment in the master funds. The Boards further considered the amount of such fees and the amount of the management fees paid to SAAMCo and determined that the amounts paid to SAAMCo by such Portfolios were reasonable in light of the services performed by SAAMCo.

•

SA American Funds® Asset Allocation Portfolio (master-feeder fund advised by Capital Research/SAAMCo). The Board noted that both actual management fees and total expenses were below the medians of its Expense Group. The Board considered that SAAMCo has contractually agreed to waive 0.60% of its investment advisory fee. The Board also noted that the voluntary expense limitation of 0.70% for Class 3 Shares would continue for another year.

The Board considered that the Portfolio performed slightly under its benchmark index for the one-year period but outperformed that index for the three-, five- and ten-year periods. The Board further considered that the Portfolio performed above the medians of its Performance Group for the one-, three- and five- year periods and below the median for the ten-year period. The Board took into account management’s discussion of the Master Fund’s performance.

31

SUNAMERICA SERIES TRUST

APPROVAL OF ADVISORY AGREEMENT

December 31, 2017 (unaudited) (continued)

•

SA American Funds® Global Growth Portfolio (master-feeder fund advised by Capital Research/SAAMCo). The Board considered that actual management fees were slightly above the median of its Expense Group. The Board also considered the total expenses were below the median of its Expense Group. The Board considered that SAAMCo has contractually agreed to waive 0.70% of its investment advisory fee. The Board also noted that the voluntary expense limitation of 0.70% for Class 3 Shares would continue for another year.

The Board considered that the Portfolio outperformed its benchmark index for the one-, three- and five-year periods. The Board further considered that the Portfolio performed above the medians of its Performance Group for the one-, three-, five- and ten-year periods. The Board took into account management’s discussion of the Master Fund’s performance.

•

SA American Funds® Growth Portfolio (master-feeder fund advised by Capital Research/SAAMCo). The Board noted that both actual management fees and total expenses were below the medians of its Expense Group. The Board considered that SAAMCo has contractually agreed to waive 0.60% of its investment advisory fee. The Board also noted that the voluntary expense limitation of 0.70% for Class 3 Shares would continue for another year.

The Board considered that the Portfolio performed above its benchmark index for the one-, three- and five-year periods but below that index for the ten-year period. The Board further considered that the Portfolio performed above the medians of its Performance Group for the one-, three- and five-year periods but below the median for the ten-year period. The Board took into account management’s discussion of the Master Fund’s performance.

•

SA American Funds® Growth-Income Portfolio (master-feeder fund advised by Capital Research/SAAMCo). The Board noted that both actual management fees and actual total expenses were below the medians of its Expense Group. The Board considered that SAAMCo has contractually agreed to waive 0.60% of its investment advisory fee. The Board also noted that the voluntary expense limitation of 0.70% for Class 3 Shares would continue for another year.

The Board considered that the Portfolio outperformed its benchmark index for the one- and five-year periods but performed below that index for the three- and ten-year periods. The Board also noted that the Portfolio performed above the medians of its Performance Group for the one-, three- and five-year periods but below the median for the ten-year period. The Board took into account management’s discussion of the Master Fund’s performance.

•

SA American Funds® VCP Managed Asset Allocation Portfolio (master-feeder fund advised by Capital Research/SAAMCo). The Board noted that actual management fees were below the median of its Expense Group. The Board also noted that total expenses were slightly above the median of its Expense Group. The Board further noted that SAAMCo has contractually agreed to waive 0.70% of its advisory fee and that there is an expense limitation of 0.28% and 0.53% on Class 1 and Class 3 shares, respectively.

The Board considered that the Portfolio outperformed its benchmark index for the one- and three-year periods and the period since inception. The Board also considered that the Portfolio performed above the medians of its Performance Group for the same periods.

Cost of Services & Benefits Derived.

With respect to indirect costs and benefits, the Board was informed, based on management’s judgment, that any indirect costs incurred by SAAMCo in connection with rendering investment advisory services to the Trust were inconsequential to the analysis of the adequacy of the advisory fees, and that any collateral benefits derived as a result of providing advisory services to the Trust did not impact the reasonableness of the advisory fee. The Board considered that SAAMCo is paid an administrative services fee of up to 0.04% of the average daily net asset value of the Trust’s Portfolios pursuant to an arrangement between SAAMCo and certain affiliated life insurance companies (the “Life Companies”). The Board considered that the Trust also pays VALIC Retirement Services Company, an affiliate of SAAMCo, a fee for the provision of recordkeeping and shareholder services to contract owners and participants.

In connection with benefits derived from the Trust, the Board considered that the Life Companies may benefit as a result of their direct ownership of the Portfolios’ shares, which amounts may be significant. It was noted that in calculating their corporate income tax liability as insurance companies, the Life Companies, as corporate mutual fund shareholders, may exclude a portion of the ordinary dividends paid by underlying U.S. equities in the Portfolios to the same extent the Portfolios receive certain dividends with respect to shares of stock issued by domestic corporations, subject to applicable tax laws and regulations. In addition, the Life Companies may also rely on foreign tax credits with respect to certain foreign securities held by applicable Portfolios. The Board considered that the Life Companies receive financial support from SAAMCo for distribution-related activities, including administrative, marketing and other servicing activities, including payments to help offset costs for marketing activities and training (including training of registered representatives of AIG Capital Services, Inc., an affiliate of SAAMCo) to support sales of the Portfolios, as well as occasional gifts,

32

SUNAMERICA SERIES TRUST

APPROVAL OF ADVISORY AGREEMENT

December 31, 2017 (unaudited) (continued)

entertainment or other compensation as incentives. It was noted that such payments may be derived from 12b-1 (service) fees that are deducted directly from the assets of the Portfolios or from investment management fees received by SAAMCo. In addition, the Board considered that, because shares of the Portfolios are offered as investment options through variable annuity or life contracts issued by the Life Companies (the “Variable Contracts”), the investment objectives, strategies and performance of the Portfolios may positively or negatively impact a Life Company’s ability to hedge and the related hedging costs associated with guarantees that the Life Company may provide as the issuer of the Variable Contracts.

The Board concluded that any benefits that SAAMCo and its affiliates could be expected to receive with regard to providing investment advisory and other services to the Portfolios were reasonable.

Profitability and Economies of Scale.

The Board received information related to SAAMCo’s profitability as well as the profitability of certain affiliates with respect to the services they provide to the Trust’s Portfolios. The profitability analysis reflected the relationship between SAAMCo and American General Life Insurance Company (“AGL”) that provides that SAAMCo contributes the profits earned through its management of the Portfolios of the Trust to AGL. The Board also considered that SAAMCo has entered into an agreement with The United States Life Insurance Company in the City of New York (“U.S. Life”) wherein SAAMCo pays U.S. Life a fee to perform certain administrative services for the benefit of certain variable annuity contract owners. Pursuant to additional Administrative Services Agreements between SAAMCo and each of AGL and U.S. Life, SAAMCo pays a fee to each insurer and in return each insurer provides certain administrative, recordkeeping, accounting and similar such services to the Portfolios as they relate to the insurer’s participants owning interest in shares of the Trust. The Board further considered that certain SAAMCo affiliates (i.e., AGL, U.S. Life and The Variable Annuity Life Insurance Company) provide services pursuant to certain agreements with the Trust and the Portfolios’ Rule 12b-1 Plans. The Board determined that the profitability to SAAMCo in connection with its relationship to the Trust was reasonable.

The Board also received and considered information regarding the ability of the Portfolios to achieve economies of scale. It was noted that the advisory fees of nearly all Portfolios contain breakpoints that will reduce the fees paid by a Portfolio as its assets increase. The Board also considered that SAAMCo has voluntarily agreed to waive fees in certain instances, which was noted earlier in the discussion of fees. It was noted that as a result of being part of a complex of mutual funds advised or administered by SAAMCo, the Trust is able to share common resources and may share certain expenses, which could result in a Portfolio experiencing lower expenses than it otherwise would achieve if the Trust were a stand-alone entity. The Board considered that management believed that the Portfolios’ existing fee schedules and the fee schedules for those Portfolios for which management proposed reductions or waivers reflect the economies of scale inherent in providing investment advice to a Portfolio in its particular asset category and asset size. The Board concluded that any potential economies of scale are currently being shared between the Trust and SAAMCo in an appropriate manner.

Terms of Advisory Agreement.

The Board, including the Independent Trustees, reviewed the terms of the Advisory Agreement including the duties and responsibilities undertaken by SAAMCo as discussed above. The Board considered that SAAMCo pays all of its own expenses in connection with the performance of its duties, as well as the salaries, fees and expenses of the officers of the Trust who are employees of SAAMCo.

Conclusions.

In reaching its decision to recommend the renewal of the Advisory Agreement, the Board did not identify any single factor as being controlling, but based its recommendation on each of the factors it considered and each Trustee attributes different weight to the various factors. Based upon the materials it reviewed, the representations made to it and the considerations described above, and as part of their deliberations, the Board, including the Independent Trustees, concluded that SAAMCo possesses the capability and resources to perform the duties required of it under the Advisory Agreement.

Further, based upon its review of the Advisory Agreement, the materials provided, and the considerations described above, the Board, including the Independent Trustees, concluded that: (1) the terms of the Advisory Agreement are reasonable, fair and in the best interest of the Portfolios and their shareholders, and (2) the advisory fee rates are fair and reasonable in light of the usual and customary charges made for services of the same nature and quality and the other factors considered.

33

SUNAMERICA SERIES TRUST

TRUSTEES AND OFFICERS INFORMATION (unaudited)

The following table contains information regarding the Trustees and Officers that oversee operations of the Portfolios and other investment companies within the Fund complex.

Name, Address and Age†	Position Held With Trust	Term of Office and Length of Time Served(4)	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee(1)	Other Directorships Held by Trustee(3)
Disinterested Trustee

Garrett Bouton Age: 73	Trustee	2007 – Present	Retired (2003-Present); Managing Director and CEO, Barclays Global Investors (1996-2003).	75	Chairman/Director, The LECG Group (consulting services) (2006-2010).

Carl D. Covitz Age: 78	Trustee	2001 – Present	Owner and President, Landmark Capital, Inc. (1973-Present).	75	Director, Arden Realty, Inc. (real estate) (1995-2006).

Jane Jelenko Age: 69	Trustee	2006 – Present	Retired Partner KPMG, LLP and Managing Director Bearingpoint, Inc. (formerly KPMG Consulting). (2003-Present).	75	Director, Countrywide Bank (2003-2008) and Director, Cathay General Bancorp and CathayBank (banking) (2012-Present).

Gilbert T. Ray Age: 73	Trustee	2001 – Present	Retired Partner, O’Melveny & Myers LLP (law firm) (2000-Present).	75	Director, Advanced Auto Parts, Inc. (retail, auto and home supply stores) (2002-Present); Director, Watson, Wyatt Worldwide (services — management consulting services) (2000-2009); Director Dine Equity (services — restaurant) (2004-Present); Director Diamond Rock Hospitality (financial — real estate) (2005-Present); Director, Towers Watson & Co. (services — management consulting services) (2010-Present).

Allan L. Sher Age: 86	Trustee	1997 – Present	Retired Brokerage Executive (1992-Present).	75	Director, Bowl America Inc. (1997-Present).

Bruce G. Willison Age: 69	Trustee and Chairman	2001 – Present	Professor of Management, Anderson School at UCLA (1999-2011); Dean, Anderson School at UCLA (1999-2005); co-founder, Grandpoint Capital, Inc. (2009-2010).	75	Director, GrandPoint Capital Inc (banking). (2011-Present); Director, Indy Mac Bancorp (banking) (2003-2008); Director, Move, Inc. (internet real estate site) (2003-Present); Director, Healthnet International, Inc. (business services) (2000-2016).
Interested Trustee

Peter Harbeck (2) Age: 63	Trustee	2014 – Present	President CEO and Director, SAAMCo (1995-Present); Director, AIG Capital Services, Inc. (“ACS”) (1993-Present).	152	None

34

SUNAMERICA SERIES TRUST

TRUSTEES AND OFFICERS INFORMATION (unaudited) — (continued)

Name, Address and Age†	Position Held With Trust	Term of Office and Length of Time Served(4)	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee(1)	Other Directorships Held by Trustee(3)
Officers

John T. Genoy Age: 49	President	2007 – Present	Chief Financial Officer, SAAMCo (2002-Present); Senior Vice President, SAAMCo (2003-Present); Chief Operating Officer, SAAMCo (2006-Present).	N/A	N/A

Kathleen D. Fuentes Age: 48	Chief Legal Officer, Vice President, and Secretary	2015 – Present	Vice President and Deputy General Counsel, SAAMCo (2006-Present).	N/A	N/A

Christopher C. Joe Age: 48	Chief Compliance Officer	2017-Present	Funds, Seasons Series Trust, Chief Compliance Officer, AIG SunAmerica Series Trust, VALIC Company I and VALIC Company II (2017-Present); Chief Compliance Officer, VALIC Retirement Services Company (2017-Present); Chief Compliance Officer, Invesco Powershares (2012-2017); Chief Compliance Officer, Invesco Investment Advisers, LLC (2010- 2013); U.S. Compliance Director, Invesco, Ltd (2006-2014); Deputy Chief Compliance Officer, Invesco Advisers, Inc. (2014-2015).	N/A	N/A

Gregory N. Bressler Age: 51	Vice President and Assistant Secretary	2005 – Present	Senior Vice President and General Counsel, SAAMCo (2005-Present).	N/A	N/A

Gregory R. Kingston Age 51	Treasurer	2014 – Present	Vice President, SAAMCo (2001-Present); Head of Mutual Fund Administration (2014-Present).	N/A	N/A

Shawn Parry Age: 45	Vice President and Assistant Treasurer	2014 – Present	Assistant Vice President, SAAMCo (2005-2014); Vice President, SAAMCo (2014-Present).	N/A	N/A

Donna McManus Age: 57	Vice President and Assistant Treasurer	2014 – Present	Vice President, SAAMCo (2014-Present); Managing Director, BNY Mellon (2009-2014).	N/A	N/A

Matthew J. Hackethal Age: 46	Anti-Money Laundering Compliance Officer	2006 – Present	Acting Chief Compliance Officer (2016-2017); Chief Compliance Officer, SAAMCo (2007-Present) and Vice President, SAAMCo (2011 to Present).	N/A	N/A

†	The business address for each Trustee and Officer is 21650 Oxnard Street, 10th Floor, Woodland Hills, CA 91367.
(1)	The “Fund Complex” consists of all registered investment company portfolios for which SAAMCo serves as investment adviser or administrator. The “Fund Complex” includes the Trust (55 portfolios), the SunAmerica Equity Funds (2 funds), SunAmerica Income Funds (3 funds), SunAmerica Money Market Funds, Inc. (1 fund), SunAmerica Senior Floating Rate Fund, Inc. (1 fund), SunAmerica Series, Inc. (6 portfolios), Anchor Series Trust (8 portfolios), Seasons Series Trust (20 portfolios), SunAmerica Specialty Series (7 funds), VALIC Company I (34 portfolios), and VALIC Company II (15 funds).
(2)	Interested Trustee, as defined within the 1940 Act, because he serves as President, CEO and Director of SAAMCo and Director of ACS.
(3)	Directorships of companies required to report to the Securities and Exchange Commission under the Securities Exchange Act of 1934 (i.e. “Public Company”) registered under the 1940 Act.
(4)	Trustees serve until their successors are duly elected and qualified. Each officer will hold office for an indefinite term until the date he or she resigns or retires or until his/her successor is duly elected and qualifies.

Additional information concerning the Trustees and Officers is contained in the Statement of Additional Information and is available without charge by calling (800) 445-7862.

35

SUNAMERICA SERIES TRUST

SHAREHOLDERS TAX INFORMATION (unaudited)

Certain tax information regarding the SunAmerica Series Trust is required to be provided to the shareholders based upon each Portfolio’s income and capital gain distributions for the taxable year ended December 31, 2017. During the year ended December 31, 2017 the Portfolios paid the following dividends per share along with the percentage of ordinary income dividends that qualified for the 70% dividends received deductions for corporations.

	Total Dividends	Net Investment Income	Net Short-Term Capital Gains*	Net Long-Term Capital Gains*	Qualifying% for the 70% Dividends Received Deduction
SA American Funds® Asset Allocation Portfolio Class 1	$0.37	$0.12	$—	$0.25	82.47%
SA American Funds® Asset Allocation Portfolio Class 3	0.36	0.11	—	0.25	82.47
SA American Funds® Global Growth Portfolio Class 1	1.47	0.13	—	1.34	58.79
SA American Funds® Global Growth Portfolio Class 3	1.47	0.13	—	1.34	58.79
SA American Funds® Growth Portfolio Class 1	1.58	0.07	—	1.51	100.00
SA American Funds® Growth Portfolio Class 3	1.57	0.06	—	1.51	100.00
SA American Funds® Growth-Income Portfolio Class 1	1.91	0.23	—	1.68	100.00
SA American Funds® Growth-Income Portfolio Class 3	1.90	0.22	—	1.68	100.00
SA American Funds® VCP Managed Asset Allocation Portfolio Class 1	0.39	0.11	—	0.28	83.25
SA American Funds® VCP Managed Asset Allocation Portfolio Class 3	0.38	0.10	—	0.28	83.25

*	Short-term capital gains are treated as ordinary income for tax purposes

36

COMPARISONS: PORTFOLIOS VS. INDEXES (unaudited)

As required by the Securities and Exchange Commission, the following graphs compare the performance of a $10,000 investment in the presented Feeder Portfolios of SunAmerica Series Trust (the “Trust”) to a $10,000 investment in a comparable securities index benchmark since the portfolio’s inception. Importantly, such indices represent “paper” portfolios and do not reflect the costs and expenses of actual investing. Following each graph is a discussion of portfolio performance and factors affecting performance over the year ended December 31, 2017.

The following graphs and tables show the performance of the Portfolios at the SunAmerica Series Trust Feeder Funds level and include all trust expenses but no insurance company expenses associated with the variable annuity or variable life policy and no insurance company contingent deferred sales charge. All dividends are assumed to be reinvested. No expenses are deducted from the performance of the indexes.

The SA American Funds portfolios (“Feeder Funds”) are a part of the Trust and currently do not buy individual securities directly, but instead invest all of their assets in the underlying funds (“Master Funds”) of the American Funds Insurance Series. Each Feeder Fund has the same investment goal and limitations as the underlying Master Fund. Investing in a Feeder Fund may result in higher fees and expenses than investing directly in a Master Fund as the Feeder Funds will bear their own portfolio expenses as well as their pro rata share of each Feeder Fund’s underlying Master Fund fees and expenses. Please see the product prospectus for more information regarding the master-feeder fund structure.

Market indices referenced are unmanaged. You cannot invest directly in an index.

Note: The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.aig.com/Annuities for performance data current to the most recent month-end.

37

American Funds

SA American Funds® Asset Allocation Portfolio — Class 3

SA American Funds® Asset Allocation Portfolio
Average Annual Total Returns as of 12/31/2017
	Class 1*	Class 3*
1-year	16.10%	15.84%
5-Year	N/A	10.61%
10-Year	N/A	6.50%
Since Inception	14.24%	6.79%
*	Inception date for Class I: 09/26/16; Class 3: 09/01/06.

1

The S&P 500® Index tracks the performance of 500 stocks representing a sampling of the largest domestic stocks traded publicly in the United States. Because it is market-weighted, the index will reflect the changes in larger companies more heavily than those in smaller companies.

2	The Bloomberg Barclays U.S. Aggregate Bond Index is a broad, unmanaged index generally representative of intermediate-term government bonds, investment grade corporate debt securities and mortgage-backed securities.
3	The Blended Index is comprised of 60% S&P 500 Index and 40% Bloomberg Barclays U.S. Aggregate Bond Index.

Note:    The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit aig.com/annuities for performance data current to the most recent month-end.

The SA American Funds® Asset Allocation Portfolio — Class 3 (Feeder Fund), which is a mix of stocks and bonds, gained 15.84% for the twelve months ended December 31, 2017. The S&P 500® Index gained 21.83% over the same period, while the Bloomberg Barclays U.S. Aggregate Bond Index rose 3.54%. The Blended Index (60% S&P 500® Index and 40% Bloomberg Barclays U.S. Aggregate Bond Index) advanced 14.21%. The American Funds Asset Allocation Fund — Class 1 (Master Fund), which is a mix of stocks and bonds, gained 16.51% for the annual period.

U.S. equity markets continued to stage an impressive rally as consumer optimism, healthy corporate earnings and an improving jobs market provided a boost to the economy. Repeating a common theme, information technology companies advanced, supported by better than expected corporate earnings in the sector. Bonds also advanced, led by high-yield corporates.

Investments in the industrials and information technology sectors contributed the most to the Master Fund’s relative returns. Boeing was additive to the Master Fund’s returns as the company’s strong earnings beat third-quarter analyst estimates. TSMC, a chip contract manufacturer for Apple, was also additive, as the company beat third-quarter sales and earnings estimates.

Investments in the energy sector detracted from the Master Fund’s absolute and relative returns. Within the sector, energy exploration and production company Noble Energy, as well as oil and natural gas services company Weatherford International, detracted from the Master Fund’s returns as both companies reported third-quarter losses. The Master Fund’s fixed income holdings advanced due to an overweight position in high-yield corporate bonds. Exposure to short interest duration, or the Master Fund’s relatively low sensitivity to interest rates compared with the benchmark, also helped.

Past performance is no guarantee of future results.

Securities listed may or may not be a part of current Portfolio construction.

38

American Funds

SA American Funds® Global Growth Portfolio — Class 3

SA American Funds® Global Growth Portfolio
Average Annual Total Returns as of 12/31/2017
	Class 1*	Class 3*
1-Year	31.51%	31.05%
5-Year	N/A	13.01%
10-Year	N/A	7.09%
Since Inception	20.01%	8.33%
*	Inception date for Class I: 09/26/16; Class 3: 09/01/06.

1	The MSCI ACWI (net) Index captures large and mid cap representation across 23 developed and 23 emerging markets countries. With 2,400 constituents, the index covers approximately 85% of the global investable equity opportunity set. The net index approximates the minimum possible dividend reinvestment and assumes that the dividend is reinvested after the deduction of withholding tax, applying the rate to nonresident individuals who do not benefit from double taxation treaties.

Note:    The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit aig.com/annuities for performance data current to the most recent month-end.

The SA American Funds® Global Growth Portfolio — Class 3 (Feeder Fund) rose 31.05% for the twelve months ended December 31, 2017, compared with a 23.97% increase for the MSCI ACWI (net) Index. The American Funds Global Growth Fund — Class 1 (Master Fund) gained 31.80% for the annual period.

U.S. equity markets continued to stage an impressive rally as consumer optimism, healthy corporate earnings and an improving job market provided a boost to the economy. European stocks rose, driven by a powerful combination of central bank stimulus and accelerating corporate earnings. Emerging markets advanced as well, led by rising prices for most commodities and robust profits from leading technology companies.

Larger-than-index investments and strong stock selection in information technology and consumer discretionary benefited Master Fund results. An eclectic mix of stocks boosted the Master Fund’s returns. Nintendo soared as the company’s second-quarter revenues and earnings topped estimates, led by strong sales of the Nintendo Switch console. Amazon reported strong third-quarter earnings and acquired Whole Foods, which helped strengthen its retail platform and contributed to its stock price appreciation.

Investments in energy companies detracted from the Master Fund’s results. OPEC’s production cuts aimed at propping up oil prices had done little for Canadian energy stocks as Seven Generations declined. On a geographic basis, stocks of companies domiciled in the U.S., China and the Netherlands were additive to relative results, while stocks of companies based in Canada, Spain and Denmark lagged.

Past performance is no guarantee of future results.

Securities listed may or may not be a part of current Portfolio construction.

39

American Funds

SA American Funds® Growth Portfolio — Class 3

SA American Funds® Growth Portfolio
Average Annual Total Returns as of 12/31/2017
	Class 1*	Class 3*
1-year	28.24%	28.02%
5-Year	N/A	15.88%
10-Year	N/A	7.96%
Since Inception	24.36%	8.67%
*	Inception date for Class I: 09/26/16; Class 3: 09/01/06.

1

The S&P 500® Index tracks the performance of 500 stocks representing a sampling of the largest domestic stocks traded publicly in the United States. Because it is market-weighted, the index will reflect the changes in larger companies more heavily than those in smaller companies.

Note:    The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit aig.com/annuities for performance data current to the most recent month-end.

The SA American Funds® Growth Portfolio — Class 3 (Feeder Fund) gained 28.02% for the twelve months ended December 31, 2017, compared with a 21.83% increase for the S&P 500® Index. The American Funds Growth Fund — Class 1 (Master Fund) rose 28.62% for the annual period.

U.S. equity markets continued to stage an impressive rally as consumer optimism, healthy corporate earnings and an improving job market provided a boost to the economy. Strong consumer demand and rising optimism fueled the information technology sector higher. European stocks rose, driven by a powerful combination of central bank stimulus and accelerating corporate earnings. Emerging markets also advanced, led by rising prices for most commodities and robust profits from leading technology companies.

Larger-than-index investments and stock selection in information technology and consumer discretionary boosted the Master Fund’s returns. Master Fund’s top contributors to returns (posting double-digit gains) was consumer discretionary company Amazon and information technology company Facebook. Exposure to the energy sector detracted from Master Fund results, despite OPEC’s decision to extend production cuts into 2018. Energy exploration and production company Noble Energy and oil-field services company Schlumberger detracted from returns.

Past performance is no guarantee of future results.

Securities listed may or may not be a part of current Portfolio construction.

40

American Funds

SA American Funds® Growth-Income Portfolio — Class 3

SA American Funds® Growth-Income Portfolio
Average Annual Total Returns as of 12/31/2017
	Class 1*	Class 3*
1-Year	22.39%	22.08%
5-Year	N/A	15.05%
10-Year	N/A	7.60%
Since Inception	20.58%	7.81%
*	Inception date for Class I: 09/26/16; Class 3: 09/01/06.

1

The S&P 500® Index tracks the performance of 500 stocks representing a sampling of the largest domestic stocks traded publicly in the United States. Because it is market-weighted, the index will reflect the changes in larger companies more heavily than those in smaller companies.

Note:    The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit aig.com/annuities for performance data current to the most recent month-end.

The SA American Funds® Growth-Income Portfolio — Class 3 (Feeder Fund) gained 22.08% for the twelve months ended December 31, 2017. The S&P 500® Index rose 21.83%. The American Funds Growth-Income Fund — Class 1 (Master Fund) gained 22.68% for the annual period.

U.S. stocks staged an impressive rally as the economic picture remained bright. GDP grew an annualized 3.2% in the third quarter. Repeating a common theme, information technology companies advanced, supported by better-than-expected corporate earnings in the sector. Outside the U.S., European stocks rose, driven by a powerful combination of central bank stimulus and accelerating corporate earnings. Emerging markets also advanced, led by rising prices for most commodities and robust profits from leading technology companies.

Master Fund investments in the consumer discretionary and health care sectors contributed the most to relative returns. Among consumer discretionary companies, Amazon reported strong third-quarter earnings and acquired Whole Foods, which helped strengthen its retail platform and contributed to an increase in its stock price. Health care company AbbVie reported third-quarter earnings above analyst estimates due in part to sales of its flagship drug, Humira. Despite OPEC’s production cuts aimed at propping up oil prices, investments in the energy sector hindered absolute results. Energy exploration and production company Noble Energy and oil-field services company Schlumberger detracted from returns.

Past performance is no guarantee of future results.

Securities listed may or may not be a part of current Portfolio construction.

41

American Funds

SA American Funds® VCP Managed Asset Allocation Portfolio — Class 3

SA American Funds® VCP Managed Asset Allocation Portfolio
Average Annual Total Returns as of 12/31/2017
	Class 1*	Class 3*
1-year	14.78%	14.41%
5-Year	N/A	8.31%
Since Inception	12.97%	8.15%
*	Inception date for Class I: 09/26/16; Class 3: 10/15/12.

1

The S&P 500® Index tracks the performance of 500 stocks representing a sampling of the largest domestic stocks traded publicly in the United States. Because it is market-weighted, the index will reflect the changes in larger companies more heavily than those in smaller companies.

2	The Bloomberg Barclays U.S. Aggregate Bond Index is a broad, unmanaged index generally representative of intermediate-term government bonds, investment grade corporate debt securities and mortgage-backed securities.
3	The Blended Index is comprised of 60% S&P 500 Index and 40% Bloomberg Barclays U.S. Aggregate Bond Index.

Note:    The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit aig.com/annuities for performance data current to the most recent month-end.

The SA American Funds® VCP Managed Asset Allocation Portfolio — Class 3 gained 14.41% for the twelve months ended December 31, 2017. The S&P 500 Index gained 21.83% over the same period, while the Bloomberg Barclays U.S. Aggregate Bond Index rose 3.54%. The Blended Index (60% S&P 500® Index and 40% Bloomberg Barclays U.S. Aggregate Bond Index) returned 14.21% for the annual period. The American Funds Managed Risk Asset Allocation Fund — Class P1 (Master Fund) gained 15.06% for the annual period.

The SA American Funds® VCP Managed Asset Allocation Portfolio is a Feeder Fund investing in shares of American Funds Insurance Series Managed Risk Asset Allocation Fund (Master Fund). The Master Fund pursues its objective by investing in shares of American Funds Insurance Series Asset Allocation Fund while seeking to manage portfolio volatility and provide downside protection, primarily through the use of exchange-traded futures. The benefit of the Master Fund’s managed risk strategy should be most apparent during periods of high volatility and in down markets. In steady or rising markets, the fund’s results can be expected to lag those of the Master Fund’s underlying fund.

The underlying American Funds Insurance Series Asset Allocation Fund’s investments in the industrials and information technology sectors contributed the most to relative returns. Holdings in the energy sector hindered absolute and relative returns as oil prices slumped on concerns of oversupply.

Past performance is no guarantee of future results.

Securities listed may or may not be a part of current Portfolio construction.

42

SUNAMERICA SERIES TRUST

VOTING PROXIES ON TRUST PORTFOLIO SECURITIES

A description of the policies and procedures that the Trust uses to determine how to vote proxies related to securities held in the Trust‘s Portfolios which is available in the Trust‘s Statement of Additional Information, may be obtained without charge upon request, by calling (800) 445-SUN2. This information is also available from the EDGAR database on the U.S. Securities and Exchange Commission‘s website at http://www.sec.gov.

PROXY VOTING RECORD ON TRUST PORTFOLIO SECURITIES

Information regarding how the SunAmerica Series Trust Portfolios voted proxies relating to securities held in the Trust‘s Portfolios during the most recent twelve month period ended June 30 is available, once filed with the U.S. Securities and Exchange Commission, without charge, upon request, by calling (800) 445-SUN2 or on the U.S. Securities and Exchange Commission‘s website at http://www.sec.gov.

DISCLOSURE OF QUARTERLY PORTFOLIO HOLDINGS

The Trust is required to file its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission for its first and third fiscal quarters on Form N-Q. The Trust‘s Forms N-Q are available on the U.S. Securities and Exchange Commission‘s website at http://www.sec.gov. You can also review and obtain copies of the Forms N-Q at the U.S. Securities and Exchange Commission‘s Public Reference Room in Washington, DC (information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330).

This report is submitted solely for the general information of shareholders of the Trust. Distribution of this report to persons other than shareholders of the Trust is authorized only in connection with a currently effective prospectus, setting forth details of the Trust, which must precede or accompany this report.

43

Annuity Service Center P.O. Box 15570 Amarillo, TX 79105-5570 CHANGE SERVICE REQUESTED

THIS REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE PURCHASERS UNLESS ACCOMPANIED OR PRECEDED BY A CURRENT PROSPECTUS.

R4397AR.11 (2/18)

AMERICAN FUNDS®
From Capital Group

American Funds Insurance Series®

Annual report for the year ended December 31, 2017

We believe in investing in global companies for the long term.

American Funds Insurance Series, from Capital Group, is the underlying investment vehicle for many variable annuities and insurance products. For more than 85 years, Capital has invested with a long-term focus based on thorough research and attention to risk.

Investing for short periods makes losses more likely. For current information and month-end results, visit americanfunds.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Investing outside the United States involves risks, such as currency fluctuations, periods of illiquidity and price volatility, as more fully described in the prospectus. These risks may be heightened in connection with investments in developing countries. Investing in small-capitalization stocks can involve greater risk than is customarily associated with investing in stocks of larger, more established companies. The return of principal for bond funds and for funds with significant underlying bond holdings is not guaranteed. Fund shares are subject to the same interest rate, inflation and credit risks associated with the underlying bond holdings. High-yield bonds are subject to greater fluctuations in value and risk of loss of income and principal than investment-grade bonds. Bond ratings, which typically range from AAA/Aaa (highest) to D (lowest), are assigned by credit rating agencies such as Standard & Poor’s, Moody’s and/or Fitch as an indication of an issuer’s creditworthiness. Futures contracts may not provide an effective hedge of the underlying securities because changes in the prices of futures contracts may not track those of the securities they are intended to hedge. In addition, the managed risk strategy may not effectively protect the funds from market declines and will limit the funds’ participation in market gains. The use of the managed risk strategy could cause the funds’ returns to lag those of the applicable underlying funds in certain rising market conditions. Refer to the funds’ prospectuses and the Risk Factors section of this report for more information on these and other risks associated with investing in the funds.

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.

Contents

1	Letter to investors

4	Fund reviews

Investment portfolios

46	Global Growth Fund

49	Global Small Capitalization Fund

53	Growth Fund

56	International Fund

59	New World Fund®

63	Blue Chip Income and Growth Fund

65	Global Growth and Income Fund

68	Growth-Income Fund

71	International Growth and Income Fund

74	Capital Income Builder®

78	Asset Allocation Fund

83	Global Balanced Fund

88	Bond Fund

94	Global Bond Fund

99	High-Income Bond Fund

104	Mortgage Fund

108	Ultra-Short Bond Fund

109	U.S. Government/AAA-Rated Securities Fund

113	Managed Risk Growth Fund

114	Managed Risk International Fund

115	Managed Risk Blue Chip Income and Growth Fund

116	Managed Risk Growth-Income Fund

117	Managed Risk Asset Allocation Fund

118	Financial statements

Fellow investors:

Equity markets rallied in 2017, with the MSCI ACWI (All Country World Index)1 advancing 23.97%. Against a backdrop of widespread macroeconomic stability, a majority of countries benefited from strong corporate earnings and accommodative monetary policy. Financial markets remained resilient despite challenges stemming from volatile politics in Western democracies, uncertainty in the Middle East, and tensions between the U.S. and North Korea.

The MSCI USA Index1 rose 21.90%, with Gross Domestic Product (GDP) growing an annualized 3.2% in the third quarter. On the whole, the picture remained bright, reflecting an improving jobs market, rising consumer confidence, a surge in retail sales and healthy corporate profits. On the policy front, the Trump administration followed through on its pledge of delivering tax reforms as Congress approved a $1.5 trillion tax bill. Meanwhile, the Federal Reserve raised the benchmark federal funds rate by a quarter percentage point three times over the 12 months and announced it would begin to reduce the size of its balance sheet as the economy continues to strengthen.

European markets improved, diminishing investor concerns about political risk as election victories for Emmanuel Macron in France and Angela Merkel in Germany helped restore a degree of stability. The MSCI Europe Index1 climbed 25.51%, reversing last year’s weakness, with France (+28.75%), Italy (+28.43%), Germany (+27.70%) and the U.K.

See page 2 for footnotes.

(+22.30%) all registering double-digit gains. Central bank stimulus measures helped lift Europe’s markets, as officials from the European Central Bank announced they would extend quantitative easing until at least September 2018 to help keep the economy on track. Ultra-low or negative interest rates and a broad-based recovery across the continent, particularly in countries that have engaged in fiscal reform in the past several years, facilitated Europe’s growth trajectory while helping combat deflationary pressures. GDP climbed at an annualized rate of 2.6% in the euro zone as the unemployment rate fell to 8.9%, its lowest level since 2009.

Elsewhere among developed markets, Japanese equities rose 23.99%, buoyed by the country’s longest streak of economic expansion in more than a decade and a weaker yen. On the political front, Prime Minister Shinzo Abe won a majority for his party in a parliamentary election held a year earlier than expected.

Emerging markets recorded some of the most impressive gains with the MSCI EM (Emerging Markets) Index1 up 37.28%. Chinese equities advanced 54.07%, allaying fears about the nation’s debt load. Higher commodity prices, an uptick in industrial activity and government policy measures designed to stimulate the economy boosted the country’s growth. President Xi Jinping’s re-election confirmed support for his policies aimed at hastening development and improving international relations. China continues to build a rich digital ecosystem around e-commerce as it strengthens its position

American Funds Insurance Series      1

as a global competitor. Elsewhere, government leaders in Brazil (+24.11%) and India (+38.76%) unveiled additional plans designed to stoke their respective economies, which expanded at an improving tempo. Russian stocks climbed a more modest 5.20% as oil prices rebounded. OPEC and Russia agreed to extend oil production cuts until the end of 2018 to accelerate rebalancing of inventories around the world.

In bond markets, U.S. investment-grade (as measured by the Bloomberg Barclays U.S. Corporate Investment Grade Index2) and high-yield corporates (as measured by the Bloomberg Barclays U.S. Corporate High Yield 2% Issuer Capped Index2) advanced 6.42% and 7.50%, respectively, as investors sought higher yields than those offered by U.S. Treasuries amid tightening monetary policy. The Bloomberg Barclays Global Aggregate Index2 , a measure of global investment-grade bonds (rated BBB/Baa and above), was up 7.39%, while the Bloomberg Barclays U.S. Aggregate Index2 (which measures U.S. investment-grade bonds) improved 3.54%. The 10-year Treasury yield, which stood at 2.45% on December 31, 2016, was little changed by year-end finishing at 2.40%. U.S. dollar–denominated emerging markets bonds, as measured by the J.P. Morgan EMBI (Emerging Markets Bond Index) Global3, rose 9.32% as their higher yields were popular in a low-rate environment.

In currency markets, the U.S. dollar depreciated against most currencies. The euro (+13.85%), British pound (+9.48%) and Canadian dollar (+7.03%)

all benefited from a weaker U.S. dollar. Gainers among developing markets included the Chinese renminbi (+6.72%), Indian rupee (+6.33%) and Russian ruble (+6.03%). The Brazilian real declined 1.88%.

Looking ahead

As the global economy continues to gather momentum, we remain optimistic about the long-term outlook. Lower corporate taxes combined with the prospects of greater infrastructure spending and regulatory reform could help the U.S. set the pace for expansion.

While Europe and Japan are in the midst of a recovery, many emerging markets are enjoying even faster growth amid rising commodities prices, a weakening U.S. dollar and increased consumer spending as the standard of living improves in a number of developing countries. We closely monitor key indicators such as inflation and wage growth, while evaluating the potential impact of a return to more normalized monetary policy from central banks in the future. All these factors are likely to cause interest rates to edge higher. A backdrop of good growth and modestly increasing rates should be positive for equities.

In the short term, we develop some caution whenever the market stages an impressive rally, as it has recently. It would not be uncommon to see a correction or pause after such gains. At these higher levels of valuation, we believe it is particularly important to conduct fundamental research and remain confident in our investment approach.

After a period of record low volatility, we are not surprised to see it pick up again recently. As stock pickers, we believe volatile share prices may present an opportunity to invest in individual companies with sound fundamentals that can ride out short-term turbulence.

Our time-tested approach — based on extensive research, a long-term outlook and close attention to valuation — has served investors well over time. We continue to have confidence this will remain the case. We thank you for your support and look forward to reporting to you again in six months’ time.

Sincerely,

Donald D. O’Neal

Vice Chairman of the Board

Alan N. Berro

President

February 9, 2018

All market indexes referenced in this report are unmanaged and, therefore, have no expenses. Investors cannot invest directly in an index.

[1]	Country returns are based on MSCI indexes, which reflect reinvestment of distributions and dividends net of withholding taxes, except for the MSCI USA Index, which reflects dividends gross of withholding taxes. Source: MSCI.
[2]	Source: Bloomberg Index Services Ltd.
[3]	This report, and any product, index or fund referred to herein, is not sponsored, endorsed or promoted in any way by J.P. Morgan or any of its affiliates who provide no warranties whatsoever, express or implied, and shall have no liability to any prospective investor in connection with this report. J.P. Morgan disclaimer: http://www.jpmorgan.com/pages/jpmorgan/ib/girg.

2      American Funds Insurance Series

Summary investment portfolios

Summary investment portfolios are designed to streamline this report and help investors better focus on the funds’ principal holdings. Ultra-Short Bond Fund, Managed Risk Growth Fund, Managed Risk International Fund, Managed Risk Blue Chip Income and Growth Fund, Managed Risk Growth-Income Fund and Managed Risk Asset Allocation Fund show a complete listing of portfolio holdings. See the inside back cover for details on how to obtain a complete schedule of portfolio holdings for each fund in the series.

Unless otherwise indicated, American Funds Insurance Series investment results are for Class 2 shares (Class P2 shares for managed risk funds). Class 1A shares began operations on January 6, 2017. Class 2 shares began operations on April 30, 1997. Class 3 shares began operations on January 16, 2004. Class 4 shares began operations on December 14, 2012. Results encompassing periods prior to those dates assume a hypothetical investment in Class 1 shares and include the deduction of additional annual expenses (0.25% for Class 1A shares, 0.25% for Class 2 shares, 0.18% for Class 3 shares and 0.50% for Class 4 shares).

The variable annuities and life insurance contracts that use the series funds contain certain fees and expenses not reflected in this report. Investment results assume all distributions are reinvested and reflect applicable fees and expenses. The series investment adviser waived a portion of its management fees for all existing funds from September 1, 2004, through December 31, 2008, for U.S. Government/AAA-Rated Securities Fund from July 1, 2010, through December 31, 2010, and for Blue Chip Income and Growth Fund from February 1, 2014, through January 31, 2015.

For the managed risk funds, the investment adviser is currently waiving a portion of its management fee equal to 0.05% of the funds’ net assets. In addition, the investment adviser is currently reimbursing a portion of miscellaneous expenses for all managed risk funds except Managed Risk Asset Allocation Fund. The funds’ investment results and net expense ratios shown reflect the waivers and reimbursements, without which the results would have been lower and the expenses would have been higher. The waivers and reimbursements will be in effect through at least May 1, 2019, unless modified or terminated by the series board. See the Financial Highlights tables in the report for details.

The Managed Risk Growth Fund pursues its objective by investing in shares of American Funds Insurance Series — Growth FundSM and American Funds Insurance Series — Bond FundSM. The Managed Risk International Fund pursues its objective by investing in shares of American Funds Insurance Series — International FundSM and American Funds Insurance Series — Bond FundSM. The Managed Risk Blue Chip Income and Growth Fund pursues its objective by investing in shares of American Funds Insurance Series — Blue Chip Income and Growth FundSM and American Funds Insurance Series — U.S. Government/AAA-Rated Securities FundSM. The Managed Risk Growth-Income Fund pursues its objective by investing in shares of American Funds Insurance Series — Growth-Income FundSM and American Funds Insurance Series — Bond FundSM. The Managed Risk Asset Allocation Fund pursues its objective by investing in shares of American Funds Insurance Series — Asset Allocation FundSM. The funds seek to manage portfolio volatility and provide downside protection, primarily through the use of exchange-traded futures. The benefit of the funds’ managed risk strategy should be most apparent during periods of high volatility and in down markets. In steady or rising markets, the funds’ results can be expected to lag those of the underlying fund.

Funds are listed in the report as follows: equity, balanced, fixed income and managed risk.

American Funds Insurance Series      3

Global Growth Fund

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Unit prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Global Growth Fund rose 31.47% for the 12 months ended December 31, 2017, compared with a 23.97% increase for the MSCI ACWI (All Country World Index)1, a free float-adjusted market capitalization-weighted index that is designed to measure equity market results in the global developed and emerging markets, consisting of more than 40 developed and emerging market country indexes.

U.S. equity markets continued to stage an impressive rally as consumer optimism, healthy corporate earnings and an improving job market provided a boost to the economy. European stocks rose, driven by a powerful combination of central bank stimulus and accelerating corporate earnings. Emerging markets advanced as well, led by rising prices for most commodities and robust profits from leading technology companies.

Larger-than-index investments and strong stock selection in information technology and consumer discretionary benefited fund results. An eclectic mix of stocks boosted the fund’s returns. Nintendo soared as the company’s second-quarter revenues and earnings topped estimates, led by strong sales of the Nintendo Switch console. Amazon reported strong third-quarter earnings and acquired Whole Foods, which helped strengthen its retail platform and contributed to its stock price appreciation.

Investments in energy companies detracted from the fund’s results. OPEC’s production cuts aimed at propping up oil prices had done little for Canadian energy stocks as Seven Generations declined.

On a geographic basis, stocks of companies domiciled in the U.S., China and the Netherlands were additive to relative results, while stocks of companies based in Canada, Spain and Denmark lagged.

Despite soaring valuations, the fund’s portfolio managers are optimistic they will continue to find good companies globally that offer high-quality products, and whose values are not yet fully reflected in their share prices.

Country diversification	Percent of net assets

The Americas
United States	38.2%
Other	2.0

40.2

Europe
United Kingdom	7.0
France	6.2
Netherlands	4.4
Switzerland	3.7
Germany	1.5
Spain	1.5
Russian Federation	1.3
Finland	1.0
Italy	1.0%
Other	2.2

29.8

Asia/Pacific Basin
Japan	6.6
China	6.0
Taiwan	4.0
Hong Kong	3.3
India	2.9
South Korea	1.1
Other	1.5

25.4

Other regions
South Africa	1.3%

Short-term securities & other assets less liabilities	3.3

Total	100.0%

Largest equity securities	Percent of net assets

Amazon	5.47%
ASML	3.60
TSMC	3.53
Alphabet	3.39
Nintendo	2.88

Facebook	2.54%
British American Tobacco	2.17
AIA Group	2.05
Microsoft	1.86
Alibaba Group	1.86

4      American Funds Insurance Series

Global Growth Fund

How a $10,000 investment has grown

Average annual total returns based on a $1,000 investment for periods ended December 31, 2017

	1 year	5 years	10 years	Lifetime (since April 30, 1997)	Expense ratio
Class 1	31.80%	13.61%	7.68%	10.12%	.55%
Class 1A	31.54	13.34	7.42	9.85	.80	[2]
Class 2	31.47	13.33	7.42	9.84	.80
Class 4	31.11	13.13	7.19	9.59	1.05

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. The fund’s investment adviser waived a portion of its management fees from September 1, 2004, through December 31, 2008. Applicable fund results shown reflect the waiver, without which they would have been lower. Expense ratios are as of the fund’s prospectus dated May 1, 2018 (unaudited). See the Financial Highlights table in this report for details.

Any market index shown is unmanaged and, therefore, has no expenses. Investors cannot invest directly in an index.

[1]	Source: MSCI. The MSCI index result reflects dividends net of withholding taxes and reinvestment of distributions.
[2]	Based on estimated amounts for the current fiscal year.

Where the fund’s assets were invested as of December 31, 2017	Percent of net assets

American Funds Insurance Series      5

Global Small Capitalization Fund

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Unit prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Global Small Capitalization Fund increased 25.89% for the 12 months ended December 31, 2017. Its benchmark, the MSCI All Country World Small Cap Index¹, a free float-adjusted market capitalization-weighted index that is designed to measure equity market results of smaller capitalization companies in both developed and emerging markets, gained 23.81%.

Global stocks advanced on the back of strong corporate earnings, accommodative monetary policy and macroeconomic stability across most regions. Numerous equity market indexes achieved or neared multiyear highs in 2017. European and emerging market equities outpaced U.S. stock markets, as investors set aside concerns about politics and focused on the global economic recovery.

Holdings in the information technology, consumer discretionary and health care sectors — the fund’s largest sectors by concentration — aided returns. Kite Pharma rose as the company was acquired by Gilead for $11.9 billion in an all-cash deal. Sunny surged to all-time highs led by robust demand for technology-related components that helped contribute to earnings growth. Investments in energy stocks, such as Laredo Petroleum and Carrizo, hurt results.

While investments in U.S. companies were additive to relative returns, larger-than-index investments in U.K.–domiciled companies detracted from relative results.

We continue to think powerful long-term investments can be found among companies with innovative products and services that are changing the way people live around the globe. We also continue to believe there are better values outside the U.S. stock market that grow more compelling every day.

While geopolitical uncertainties may result in volatility, the fund’s portfolio managers are optimistic that our investment process can help identify companies outside the U.S. with innovative products and services that are changing the way people live around the globe.

Country diversification	Percent of net assets

The Americas
United States	40.3%
Canada	2.7
Brazil	1.0
Other	.2

44.2

Asia/Pacific Basin
Japan	7.2
China	4.6
India	4.4
Hong Kong	3.2
Taiwan	2.4%
Philippines	1.8
Thailand	1.7
South Korea	1.4
Other	1.6

28.3

Europe
United Kingdom	12.3
Germany	2.6
France	1.1
Switzerland	1.0%
Other	4.1

21.1

Short-term securities & other assets less liabilities	6.4

Total	100.0%

Largest equity securities	Percent of net assets

GW Pharmaceuticals	2.28%
Insulet	1.83
Qorvo	1.73
WIN Semiconductors	1.43
Kotak Mahindra Bank	1.20

Hilton Grand Vacations	1.19%
Melco International Development	1.18
GVC Holdings	1.17
Illumina	1.17
Integra LifeSciences Holdings	1.14

6      American Funds Insurance Series

Global Small Capitalization Fund

How a $10,000 investment has grown

Average annual total returns based on a $1,000 investment for periods ended December 31, 2017

	1 year	5 years	10 years	Lifetime (since April 30, 1998)	Expense ratio
Class 1	26.22%	11.31%	4.26%	9.80%	.74%
Class 1A	25.99	11.05	4.01	9.53	.99	[2]
Class 2	25.89	11.04	4.00	9.53	.99
Class 4	25.62	10.78	3.76	9.26	1.24

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. The fund’s investment adviser waived a portion of its management fees from September 1, 2004, through December 31, 2008. Applicable fund results shown reflect the waiver, without which they would have been lower. Expense ratios are as of the fund’s prospectus dated May 1, 2018 (unaudited). See the Financial Highlights table in this report for details.

Any market index shown is unmanaged and, therefore, has no expenses. Investors cannot invest directly in an index.

[1]	Source: MSCI. The MSCI index result reflects dividends net of withholding taxes and reinvestment of distributions.
[2]	Based on estimated amounts for the current fiscal year.

Where the fund’s assets were invested as of December 31, 2017	Percent of net assets

American Funds Insurance Series      7

Growth Fund

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Unit prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Growth Fund gained 28.28% for the 12 months ended December 31, 2017, compared with a 21.83% increase in its benchmark, the Standard & Poor’s 500 Composite Index,1 a market capitalization-weighted index based on the results of approximately 500 widely held common stocks.

U.S. equity markets continued to stage an impressive rally as consumer optimism, healthy corporate earnings and an improving job market provided a boost to the economy. Strong consumer demand and rising optimism fueled the information technology sector higher. European stocks rose, driven by a powerful combination of central bank stimulus and accelerating corporate earnings. Emerging markets also advanced, led by rising prices for most commodities and robust profits from leading technology companies.

Larger-than-index investments and stock selection in information technology and consumer discretionary boosted the fund’s returns. Among the fund’s top contributors to returns (posting double-digit gains) was consumer discretionary company Amazon and information technology company Facebook. Exposure to the energy sector detracted from fund results, despite OPEC’s decision to extend production cuts into 2018. Energy exploration and production company Noble Energy and oil-field services company Schlumberger detracted from returns.

Although U.S. economic growth remained strong with GDP growing at an annualized pace of 3.2% in the third quarter, the fund’s portfolio managers are keeping a close watch on economic indicators, such as wage growth and fiscal policy, including outcomes of the recent U.S. tax bill. Portfolio managers continue to favor well-positioned, growth-oriented companies that are capable of generating free cash flow in myriad economic environments, and remain optimistic that our global research will help us identify attractive long-term investment opportunities.

Largest equity securities	Percent of net assets

Amazon	6.39%
Facebook	5.89
Microsoft	4.00
Alphabet	3.71
UnitedHealth Group	3.10

Broadcom	2.92%
ASML	2.49
Apple	2.18
Netflix	1.96
Tesla	1.88

8      American Funds Insurance Series

Growth Fund

How a $10,000 investment has grown

Average annual total returns based on a $1,000 investment for periods ended December 31, 2017

	1 year	5 years	10 years	Lifetime (since February 8, 1984)	Expense ratio
Class 1	28.62%	16.50%	8.56%	12.83%	.35%
Class 1A	28.36	16.22	8.29	12.55	.60	[2]
Class 2	28.28	16.21	8.29	12.55	.60
Class 3	28.39	16.29	8.36	12.63	.53
Class 4	27.99	15.95	8.03	12.27	.85

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. The fund’s investment adviser waived a portion of its management fees from September 1, 2004, through December 31, 2008. Applicable fund results shown reflect the waiver, without which they would have been lower. Expense ratios are as of the fund’s prospectus dated May 1, 2018 (unaudited). See the Financial Highlights table in this report for details.

Any market index shown is unmanaged and, therefore, has no expenses. Investors cannot invest directly in an index.

[1]	Source: S&P Dow Jones Indices LLC.
[2]	Based on estimated amounts for the current fiscal year.

Where the fund’s assets were invested as of December 31, 2017	Percent of net assets

American Funds Insurance Series      9

International Fund

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Unit prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

International Fund gained 32.14% for the 12 months ended December 31, 2017. Its benchmark, the MSCI ACWI (All Country World Index) ex USA1, a free float-adjusted market capitalization-weighted index that is designed to measure equity market results in the global developed and emerging markets, consisting of more than 40 developed and emerging market country indexes excluding the U.S., rose 27.19%.

Global stocks rallied, led by strong corporate earnings growth and accommodative monetary policy amid a backdrop of macroeconomic stability across most regions. A broad-based recovery and ultra-low interest rates across Europe, particularly in countries that have engaged in fiscal reform over the past few years, facilitated the continent’s growth trajectory while helping combat deflationary pressures. Political fighting in the U.S. and elsewhere was essentially ignored by resilient financial markets.

Investments in the information technology sector contributed most to absolute and relative returns. The fund took advantage of the rally in the information technology sector, helped by investments in Tencent and Alibaba Group. Accelerated revenue growth and strong Chinese consumption promoted an increase in both companies’ stock prices, respectively. Investments in the financials sector were also among the top contributors to the fund’s returns. HDFC Bank surged after the company reported healthy second-quarter profits as the bank continued to gain market share from state-owned banks. Investments in the health care sector hindered the fund’s returns the most on a relative basis. Teva Pharmaceutical was among the top detractors to relative returns, as the company’s share price declined due to worse-than-expected results for the second quarter.

The fund’s portfolio managers continue to monitor key indicators in advanced countries — from wage growth and inflation dynamics to the impact of technology and demographics on productivity — as they seek the flexibility to pivot to areas of opportunity. That is why we take a multilayered approach to research, and invest in different geographies, industries and companies that can control their own destiny through efficiencies or innovative products.

Country diversification	Percent of net assets

Asia/Pacific Basin
Japan	14.1%
Hong Kong	10.0
India	7.4
China	7.3
South Korea	7.1
Australia	1.6
Thailand	1.1
Philippines	1.1

49.7

Europe
United Kingdom	12.6
France	7.3
Switzerland	4.5
Germany	2.8%
Netherlands	2.2
Spain	1.9
Italy	1.6
Denmark	.9
Other	1.4

35.2

The Americas
Canada	2.8
Brazil	1.6
United States	.5

4.9

Other regions
South Africa	1.0%
Israel	.8

1.8

Short-term securities & other assets less liabilities	8.4

Total	100.0%

Largest equity securities	Percent of net assets

AIA Group	3.50%
Samsung Electronics	3.12
Airbus Group	2.98
HDFC Bank	2.69
Tencent	2.46

Alibaba Group	2.41%
Royal Dutch Shell	1.92
Novartis	1.70
Galaxy Entertainment Group	1.37
Prudential	1.36

10      American Funds Insurance Series

International Fund

How a $10,000 investment has grown

Average annual total returns based on a $1,000 investment for periods ended December 31, 2017

	1 year	5 years	10 years	Lifetime (since May 1, 1990)	Expense ratio
Class 1	32.46%	9.38%	3.63%	8.55%	.54%
Class 1A	32.15	9.11	3.37	8.28	.792
Class 2	32.14	9.11	3.37	8.28	.79
Class 3	32.23	9.18	3.44	8.36	.72
Class 4	31.89	8.88	3.13	8.02	1.04

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. The fund’s investment adviser waived a portion of its management fees from September 1, 2004, through December 31, 2008. Applicable fund results shown reflect the waiver, without which they would have been lower. Expense ratios are as of the fund’s prospectus dated May 1, 2018 (unaudited). See the Financial Highlights table in this report for details.

Any market index shown is unmanaged and, therefore, has no expenses. Investors cannot invest directly in an index.

[1]	Source: MSCI. The MSCI index result reflects dividends net of withholding taxes and reinvestment of distributions.
[2]	Based on estimated amounts for the current fiscal year.

Where the fund’s assets were invested as of December 31, 2017	Percent of net assets

American Funds Insurance Series      11

New World Fund®

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Unit prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

New World Fund gained 29.44% for the 12 months ended December 31, 2017. Its benchmark indexes are the MSCI ACWI (All Country World Index),1 a free float-adjusted market capitalization-weighted index that is designed to measure equity market results in the global developed and emerging markets, consisting of more than 40 developed and emerging market country indexes, and the MSCI Emerging Markets Index,1 a free float-adjusted market capitalization-weighted index that is designed to measure equity market results in the global emerging markets, consisting of more than 20 emerging market country indexes. They rose 23.97% and 37.28%, respectively.

Global stocks rallied, led by strong corporate earnings growth and accommodative monetary policy amid a backdrop of macroeconomic stability across most regions. A broad-based recovery and ultra-low interest rates across Europe, particularly in countries that have engaged in fiscal reform over the past few years, facilitated the continent’s growth trajectory while helping combat deflationary pressures. Political fighting in the U.S. and elsewhere was essentially ignored by resilient financial markets. Numerous indexes achieved or neared multiyear highs during the year, led in part by information technology stocks.

Select holdings in the financials and information technology sectors were beneficial to the fund. HDFC Bank surged after the company reported healthy second-quarter profits as the bank continued to gain market share from state-owned banks, while AAC Technologies Holdings jumped to a record high on strong third-quarter earnings. Among detractors, technology company Murata Manufacturing hindered relative returns, hurt by high costs of mass production for a key iPhone component.

While the broad stock market has rallied amid a global economic recovery, new populist policies and tax reform, how it responds to the U.S. presidential administration on matters including trade and spending is worth monitoring. As the fund invests in many different geographies, the fund’s managers continue to carefully monitor the portfolio while searching for undervalued companies with solid foundations around the world.

Country diversification	Percent of net assets

Asia/Pacific Basin
India	13.2%
China	11.9
Japan	6.8
Taiwan	5.9
Australia	1.7
South Korea	1.7
Hong Kong	1.4
Thailand	1.2
Other	.7

44.5

The Americas
United States	15.0
Brazil	6.7
Argentina	3.8%
Mexico	2.7
Canada	1.0
Other	.6

29.8

Europe
United Kingdom	8.1
France	3.6
Russian Federation	3.4
Switzerland	1.8
Other	2.3

19.2

Other regions
South Africa	1.5%
Other	.6

2.1

Short-term securities & other assets less liabilities	4.4

Total	100.0%

Largest equity securities	Percent of net assets

Reliance Industries	5.40%
TSMC	2.94
British American Tobacco	2.85
United Microelectronics	2.79
Alphabet	2.69

HDFC Bank	2.24%
Murata Manufacturing	2.21
Baidu	2.21
Grupo Financiero Galicia	2.09
Foshan Haitian Flavouring and Food	1.77

12      American Funds Insurance Series

New World Fund

How a $10,000 investment has grown

Average annual total returns based on a $1,000 investment for periods ended December 31, 2017

	1 year	5 years	10 years	Lifetime (since June 17, 1999)	Expense ratio
Class 1	29.73%	6.52%	3.65%	8.80%	.76%
Class 1A	29.42	6.25	3.39	8.53	1.01	[2]
Class 2	29.44	6.25	3.39	8.53	1.01
Class 4	29.06	6.00	3.14	8.26	1.26

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. The fund’s investment adviser waived a portion of its management fees from September 1, 2004, through December 31, 2008. Applicable fund results shown reflect the waiver, without which they would have been lower. Expense ratios are as of the fund’s prospectus dated May 1, 2018 (unaudited). See the Financial Highlights table in this report for details.

Any market index shown is unmanaged and, therefore, has no expenses. Investors cannot invest directly in an index.

[1]	Source: MSCI. Results for MSCI indexes reflect dividends net of withholding taxes and reinvestment of distributions.
[2]	Based on estimated amounts for the current fiscal year.

Where the fund’s assets were invested as of December 31, 2017	Percent of net assets

American Funds Insurance Series      13

Blue Chip Income and Growth Fund

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Unit prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Blue Chip Income and Growth Fund gained 17.04% for the 12 months ended December 31, 2017, trailing its benchmark, the Standard & Poor’s 500 Composite Index (a market capitalization-weighted index based on the results of approximately 500 widely held common stocks),1 which rose 21.83%.

U.S. equity markets continued to stage an impressive rally as consumer optimism, healthy corporate earnings and an improving job market provided a boost to the economy. Strong consumer demand and rising optimism pushed the information technology sector higher. Outside the U.S., European stocks rose, driven by a powerful combination of central bank stimulus and accelerating corporate earnings. Emerging markets also advanced, led by rising prices for most raw materials and robust profits from leading technology companies.

Investments in information technology and health care companies boosted the fund’s returns. Among the fund’s top contributors to returns (posting double-digit gains) was health care company AbbVie, which reported third-quarter earnings above analyst estimates due in part to sales of its flagship drug, Humira. Intel’s stock price also rose as the company reported better-than-expected third-quarter earnings and revenue from its data center.

Investments in the energy sector hindered returns, despite OPEC’s production cuts aimed at bolstering oil prices. Energy exploration and production company Halliburton hindered results. Telecommunication services company CenturyLink was also a drag, as the company missed third-quarter earnings and revenue estimates.

Given the fund’s focus on investing in dividend-paying stocks, a lack of investments in certain growth stocks in the information technology sector, such as Facebook, hampered relative returns. On a country basis, lower-than-index investments in U.S. domiciled companies also detracted from the fund’s relative returns.

The fund’s portfolio managers are keeping a close watch on the U.S. economy. Portfolio managers continue to favor well-managed, high-quality companies that are capable of generating positive cash flow in myriad economic environments, and remain optimistic that our global research will help us identify attractive long-term investment opportunities.

Largest equity securities	Percent of net assets

AbbVie	6.97%
Verizon Communications	5.42
JPMorgan Chase	4.43
Amgen	4.39
Intel	4.15

Wells Fargo	3.89%
Prudential Financial	3.25
Texas Instruments	2.93
CSX	2.71
Canadian Natural Resources	2.39

14      American Funds Insurance Series

Blue Chip Income and Growth Fund

How a $10,000 investment has grown

Average annual total returns based on a $1,000 investment for periods ended December 31, 2017

	1 year	5 years	10 years	Lifetime (since July 5, 2001)	Expense ratio
Class 1	17.30%	15.93%	8.13%	6.85%	.41%
Class 1A	17.08	15.66	7.87	6.59	.66	[2]
Class 2	17.04	15.65	7.86	6.58	.66
Class 4	16.70	15.48	7.65	6.35	.91

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. The fund’s investment adviser waived a portion of its management fees from September 1, 2004, through December 31, 2008, and from February 1, 2014, through January 31, 2015. Applicable fund results shown reflect the waiver, without which they would have been lower. Expense ratios are as of the fund’s prospectus dated May 1, 2018 (unaudited). See the Financial Highlights table in this report for details.

Any market index shown is unmanaged and, therefore, has no expenses. Investors cannot invest directly in an index.

[1]	Source: S&P Dow Jones Indices LLC.
[2]	Based on estimated amounts for the current fiscal year.

Where the fund’s assets were invested as of December 31, 2017	Percent of net assets

American Funds Insurance Series      15

Global Growth and Income Fund

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Unit prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Global Growth and Income Fund gained 26.06% for the 12 months ended December 31, 2017, compared with a 23.97% increase in its benchmark, the MSCI ACWI (All Country World Index),1 a free float-adjusted market capitalization-weighted index that is designed to measure equity market results in the global developed and emerging markets, consisting of more than 40 developed and emerging market country indexes.

Global stocks advanced on the back of strong corporate earnings, accommodative monetary policy and macroeconomic stability across most regions. Numerous indexes achieved or neared multiyear highs in 2017. European and emerging market equities outpaced U.S. stock markets, as investors set aside concerns about politics and focused on the global economic recovery.

Information technology was one of several sectors that contributed to the fund’s absolute returns. The fund’s holdings in Nintendo and Broadcom were among the top contributors to absolute results. Nintendo shares soared as the company’s second-quarter revenues and earnings beat market expectations, led by strong sales of the Nintendo Switch console. Semiconductor manufacturer Broadcom also rose as the company’s fiscal fourth-quarter earnings topped analyst estimates. On the downside, stock selection in materials and financials hindered relative returns.

On a country basis, holdings in the U.S., Japan and India contributed to relative returns, and holdings in Canada, the U.K. and Italy were a drag on relative returns.

The fund’s cash position enables portfolio managers to better navigate a challenging environment by focusing on opportunities when stock prices are favorable. The fund’s portfolio managers are also optimistic they can uncover promising long-term investment opportunities and companies with sustainable dividends and income.

Country diversification	Percent of net assets

The Americas
United States	34.4%
Brazil	3.0
Mexico	2.9
Other	.8

41.1

Europe
United Kingdom	12.2
France	5.8
Switzerland	4.4
Germany	3.5
Denmark	1.6
Ireland	1.2
Netherlands	1.0%
Other	1.1

30.8

Asia/Pacific Basin
Japan	7.0
Taiwan	6.0
India	4.3
China	2.4
Hong Kong	1.2
Australia	1.1
Other	1.8

23.8

Other regions
Israel	.3%

Short-term securities & other assets less liabilities	4.0

Total	100.0%

Largest equity securities	Percent of net assets

Nintendo	4.31%
British American Tobacco	4.13
TSMC	3.37
Microsoft	3.28
Airbus Group	2.38

Nestlé	2.28%
UnitedHealth Group	2.25
Reliance Industries	2.00
Broadcom	1.67
United Microelectronics	1.55

16      American Funds Insurance Series

Global Growth and Income Fund

How a $10,000 investment has grown

Average annual total returns based on a $1,000 investment for periods ended December 31, 2017

	1 year	5 years	10 years	Lifetime (since May 1, 2006)	Expense ratio
Class 1	26.40%	11.85%	6.17%	7.29%	.63%
Class 1A	26.35	11.61	5.93	7.04	.88	[2]
Class 2	26.06	11.56	5.91	7.02	.88
Class 4	25.83	11.36	5.67	6.78	1.13

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. The fund’s investment adviser waived a portion of its management fees from May 1, 2006, through December 31, 2008. Applicable fund results shown reflect the waiver, without which they would have been lower. Expense ratios are as of the fund’s prospectus dated May 1, 2018 (unaudited). See the Financial Highlights table in this report for details.

Any market index shown is unmanaged and, therefore, has no expenses. Investors cannot invest directly in an index.

[1]	Source MSCI. The MSCI index result reflects dividends net of withholding taxes and reinvestment of distributions.
[2]	Based on estimated amounts for the current fiscal year.

Where the fund’s assets were invested as of December 31, 2017	Percent of net assets

American Funds Insurance Series      17

Growth-Income Fund

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Unit prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Growth-Income Fund gained 22.38% for the 12 months ended December 31, 2017. The Standard & Poor’s 500 Composite Index,1 a market capitalization-weighted index based on the results of approximately 500 widely held common stocks, rose 21.83%.

U.S. stocks staged an impressive rally as the economic picture remained bright. GDP grew an annualized 3.2% in the third quarter. Repeating a common theme, information technology companies advanced, supported by better-than-expected corporate earnings in the sector. Outside the U.S., European stocks rose, driven by a powerful combination of central bank stimulus and accelerating corporate earnings. Emerging markets also advanced, led by rising prices for most commodities and robust profits from leading technology companies.

Fund investments in the consumer discretionary and health care sectors contributed the most to relative returns. Among consumer discretionary companies, Amazon reported strong third-quarter earnings and acquired Whole Foods, which helped strengthen its retail platform and contributed to an increase in its stock price. Health care company AbbVie reported third-quarter earnings above analyst estimates due in part to sales of its flagship drug, Humira. Despite OPEC’s production cuts aimed at propping up oil prices, investments in the energy sector hindered absolute results. Energy exploration and production company Noble Energy and oil-field services company Schlumberger detracted from returns.

As equity markets continue to advance, valuations for many companies are up — calling into question the sustainability of this remarkable bull market. The fund’s portfolio managers exercise caution and continue to conduct global research and fundamental analysis to identify companies that are reasonably valued for their growth prospects, while maintaining a long-term perspective on investing.

Largest equity securities	Percent of net assets

Amazon	3.98%
AbbVie	2.64
Microsoft	2.48
Alphabet	2.34
Netflix	2.21

Verizon Communications	1.88%
JPMorgan Chase	1.62
Texas Instruments	1.61
Amgen	1.56
Broadcom	1.44

18      American Funds Insurance Series

Growth-Income Fund

How a $10,000 investment has grown

Average annual total returns based on a $1,000 investment for periods ended December 31, 2017

	1 year	5 years	10 years	Lifetime (since February 8, 1984)	Expense ratio
Class 1	22.68%	15.67%	8.19%	11.45%	.28%
Class 1A	22.47	15.40	7.93	11.18	.53	[2]
Class 2	22.38	15.38	7.92	11.17	.53
Class 3	22.47	15.46	8.00	11.25	.46
Class 4	22.08	15.12	7.67	10.90	.78

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. The fund’s investment adviser waived a portion of its management fees from September 1, 2004, through December 31, 2008. Applicable fund results shown reflect the waiver, without which they would have been lower. Expense ratios are as of the fund’s prospectus dated May 1, 2018 (unaudited). See the Financial Highlights table in this report for details.

Any market index shown is unmanaged and, therefore, has no expenses. Investors cannot invest directly in an index.

[1]	Source: S&P Dow Jones Indices LLC.
[2]	Based on estimated amounts for the current fiscal year.

Where the fund’s assets were invested as of December 31, 2017	Percent of net assets

American Funds Insurance Series      19

International Growth and Income Fund

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Unit prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

International Growth and Income Fund rose 25.03% for the 12 months ended December 31, 2017, slightly trailing its benchmark, the MSCI ACWI (All Country World Index) ex USA,1 a free float-adjusted market capitalization-weighted index that is designed to measure equity market results in the global developed and emerging markets, consisting of more than 40 developed and emerging market country indexes excluding the U.S., which rose 27.19%

U.S. equity markets continued to stage an impressive rally as consumer optimism, healthy corporate earnings and an improving job market provided a boost to the economy. European stocks also rose, driven by a powerful combination of central bank stimulus and accelerating corporate earnings. Rising prices for most commodities and robust profits from leading technology companies lifted emerging markets.

The best contributors to the fund’s relative returns were the financials and industrials sectors, due in part to good stock selection. Among financials, HDFC Bank surged after the company reported healthy second-quarter profits as the bank continued to gain market share from state-owned banks.

On the downside, investment selection in the health care sector hindered relative returns. Teva Pharmaceutical was among the top detractors, as the company’s share price declined due to worse-than-expected results for the second quarter.

The fund’s portfolio managers continue to monitor global geopolitics that may derail economic growth, but are optimistic that global research combined with the fund’s flexible mandate will help us identify attractive investment opportunit

Country diversification	Percent of net assets

Europe
United Kingdom	18.9%
France	7.8
Switzerland	4.9
Spain	3.8
Italy	2.5
Portugal	2.2
Germany	2.1
Russian Federation	2.0
Netherlands	2.0
Denmark	1.9
Norway	1.4
Sweden	1.0
Other	1.5

52.0

Asia/Pacific Basin
Hong Kong	8.2%
Japan	8.0
South Korea	5.4
China	4.5
India	2.8
Taiwan	2.0
Thailand	1.6
Other	1.1

33.6

The Americas
Brazil	2.2
United States	1.9
Other	1.6

5.7

Other regions
Israel	1.0%
Other	1.2

2.2

Short-term securities & other assets less liabilities	6.5

Total	100.0%

Largest equity securities	Percent of net assets

Royal Dutch Shell	4.08%
HDFC Bank	2.49
Samsung Electronics	2.44
Shanghai International Airport	2.43
CK Asset Holdings	2.29

British American Tobacco	2.02%
TSMC	2.02
Banco Santander	2.01
Sun Hung Kai Properties	2.01
Novartis	1.97

20      American Funds Insurance Series

International Growth and Income Fund

How a $10,000 investment has grown

Average annual total returns based on a $1,000 investment for periods ended December 31, 2017

	1 year	5 years	Lifetime (since November 18, 2008)	Expense ratio
Class 1	25.31%	6.93%	10.37%	.65%
Class 1A	25.14	6.69	10.11	.90	[2]
Class 2	25.03	6.67	10.09	.90
Class 4	24.72	6.47	9.86	1.15

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. The fund’s investment adviser waived a portion of its management fees from November 18, 2008, through December 31, 2008. Applicable fund results shown reflect the waiver, without which they would have been lower. Expense ratios are as of the fund’s prospectus dated May 1, 2018 (unaudited). See the Financial Highlights table in this report for details.

Any market index shown is unmanaged and, therefore, has no expenses. Investors cannot invest directly in an index.

[1]	Source: MSCI. The MSCI index result reflects dividends net of withholding taxes and reinvestment of distributions.
[2]	Based on estimated amounts for the current fiscal year.

Where the fund’s assets were invested as of December 31, 2017	Percent of net assets

American Funds Insurance Series      21

Capital Income Builder®

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Unit prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Capital Income Builder, a mix of stocks and bonds, rose 13.04% for the 12 months ended December 31, 2017. During the same period, the MSCI ACWI (All Country World Index),1 a free float-adjusted market capitalization-weighted index that is designed to measure equity market results in the global developed and emerging markets, consisting of more than 40 developed and emerging market country indexes, rose 23.97%. The Bloomberg Barclays U.S. Aggregate Index,2 which measures investment-grade U.S. bonds (rated BBB/Baa and above), gained 3.54%. The index blend of 70%/30% MSCI ACWI/Bloomberg Barclays U.S. Aggregate Index3 rose 17.50%. The Lipper Global Equity Income Funds Average,4 a measure of similar funds, increased 17.29%.

U.S. equity markets continued to stage an impressive rally as consumer optimism, healthy corporate earnings and an improving jobs market provided a boost to the economy. European stocks also rose, driven by a powerful combination of central bank stimulus and accelerating corporate earnings. Emerging markets advanced, led by rising prices for most commodities and robust profits from leading technology companies.

The strongest contributors to the equity portfolio’s relative returns were the industrials and real estate sectors due to good stock selection. Boeing boosted returns and registered double-digit gains as the company beat third-quarter earnings.

On the downside, the energy sector detracted from the fund’s returns. Contract drilling services provider Helmerich & Payne hindered returns as the company reported a loss for the fourth quarter. While the fixed income portfolio detracted from relative returns, investments in bonds continue to provide the opportunity for downside protection.

Portfolio managers expect the current administration to reduce regulation, which should boost companies’ return on equity and result in higher dividends. Greater demand and signs of ebbing U.S. product are expected to help energy prices, which in turn will improve dividend prospects for holdings in the energy sector. While portfolio managers do not expect the new administration to affect legislation that will impact drug pricing, drug prices are a potential headline risk for health care stocks. The portfolio managers are optimistic that our global research will help us identify attractive long-term investment opportunities.

Country diversification	Percent of net assets

The Americas
United States	56.0%
Canada	2.7

58.7

Europe
United Kingdom	15.1
France	3.6
Switzerland	2.9
Netherlands	1.7
Italy	1.3
Sweden	1.1
Other	2.4

28.1

Asia/Pacific Basin
Hong Kong	3.4%
Taiwan	2.4
Other	2.4

8.2

Other regions
Other	.1%

Short-term securities & other assets less liabilities	4.9

Total	100.0%

22      American Funds Insurance Series

Capital Income Builder

How a $10,000 investment has grown

Average annual total returns based on a $1,000 investment for periods ended December 31, 2017

	1 year	Lifetime (since May 1, 2014)	Expense ratio
Class 1	13.29%	4.30%	.54%
Class 1A	13.02	4.04	.79	[5]
Class 2	13.04	4.21	.79
Class 4	12.65	3.78	1.04

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. Expense ratios are as of the fund’s prospectus dated May 1, 2018 (unaudited). See the Financial Highlights table in this report for details.

Any market index shown is unmanaged and, therefore, has no expenses. Investors cannot invest directly in an index.

¹	Source: MSCI. The MSCI index result reflects dividends net of withholding taxes and reinvestment of distributions.
[2]	Source: Bloomberg Index Services Ltd.
[3]	Data sources: MSCI and Bloomberg Index Services Ltd. The 70%/30% MSCI ACWI/Bloomberg Barclays U.S. Aggregate Index blends the MSCI ACWI (All Country World Index) with the Bloomberg Barclays U.S. Aggregate Index by weighting their total returns at 70% and 30%, respectively. Its result assumes the blend is rebalanced monthly.
[4]	Source: Thomson Reuters Lipper. Lipper averages reflect the current composition of all eligible mutual funds (all share classes) within a given category. Lipper categories are dynamic and averages may have few funds, especially over longer periods. To see the number of funds included in the Lipper category for each fund’s lifetime, please see the Quarterly Statistical Update, available on our website.
[5]	Based on estimated amounts for the current fiscal year.

Where the fund’s assets were invested as of December 31, 2017	Percent of net assets

American Funds Insurance Series      23

Asset Allocation Fund

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Unit prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Asset Allocation Fund, which is a mix of stocks and bonds, rose 16.23% for the 12 months ended December 31, 2017. In comparison, the Standard & Poor’s 500 Composite Index,1 a market capitalization-weighted index based on the results of approximately 500 widely held common stocks and the fund’s benchmark for equity holdings, gained 21.83% over the same period. The Bloomberg Barclays U.S. Aggregate Index,2 which measures investment-grade U.S. bonds (rated BBB/Baa and above), rose 3.54%. A blend of the two indexes, the 60%/40% S&P 500/Bloomberg Barclays U.S. Aggregate Index,3 advanced 14.21%.

U.S. equity markets continued to stage an impressive rally as consumer optimism, healthy corporate earnings and an improving jobs market provided a boost to the economy. Repeating a common theme, information technology companies advanced, supported by better than expected corporate earnings in the sector. Bonds also advanced, led by high-yield corporates.

Investments in the industrials and information technology sectors contributed the most to the fund’s relative returns. Boeing was additive to the fund’s returns as the company’s strong earnings beat third-quarter analyst estimates. TSMC, a chip contract manufacturer for Apple, was also additive, as the company beat third-quarter sales and earnings estimates.

Investments in the energy sector detracted from the fund’s absolute and relative returns. Within the sector, energy exploration and production company Noble Energy, as well as oil and natural gas services company Weatherford International, detracted from the fund’s returns as both companies reported third-quarter losses.

The fund’s fixed income holdings advanced due to an overweight position in high-yield corporate bonds. The fund’s exposure to short interest duration, or the fund’s relatively low sensitivity to interest rates compared with the benchmark, also helped.

The fund’s portfolio managers continue to evaluate the economic and market sector implications of the Trump administration’s policy decisions regarding health care, infrastructure, fiscal policy, taxes and trade. The fund’s cash position allows portfolio managers to remain flexible and better navigate uncertainty by focusing on opportunities when stock prices are favorable.

Largest equity securities	Percent of net assets

Microsoft	3.51%
TSMC	2.58
UnitedHealth Group	2.18
ASML	1.69
DowDuPont	1.63

Lockheed Martin	1.58%
Johnson & Johnson	1.55
Comcast	1.46
Boeing	1.42
VeriSign	1.40

24      American Funds Insurance Series

Asset Allocation Fund

How a $10,000 investment has grown

Average annual total returns based on a $1,000 investment for periods ended December 31, 2017

	1 year	5 years	10 years	Lifetime (since August 1,1989)	Expense ratio
Class 1	16.51%	11.23%	7.15%	8.69%	.29%
Class 1A	16.31	10.97	6.89	8.42	.54	[4]
Class 2	16.23	10.95	6.88	8.42	.54
Class 3	16.29	11.02	6.96	8.50	.47
Class 4	15.91	10.76	6.66	8.17	.79

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. The fund’s investment adviser waived a portion of its management fees from September 1, 2004, through December 31, 2008. Applicable fund results shown reflect the waiver, without which they would have been lower. Expense ratios are as of the fund’s prospectus dated May 1, 2018 (unaudited). See the Financial Highlights table in this report for details.

Any market index shown is unmanaged and, therefore, has no expenses. Investors cannot invest directly in an index.

[1]	Source: S&P Dow Jones Indices LLC.
[2]	Source: Bloomberg Index Services Ltd.
[3]	Data sources: S&P Dow Jones Indices LLC and Bloomberg Index Services Ltd. The 60%/40% S&P 500/Bloomberg Barclays U.S. Aggregate Index blends the S&P 500 with the Bloomberg Barclays U.S. Aggregate Index by weighting their total returns at 60% and 40%, respectively. Its result assumes the blend is rebalanced monthly.
[4]	Based on estimated amounts for the current fiscal year.

Where the fund’s assets were invested as of December 31, 2017	Percent of net assets

American Funds Insurance Series      25

Global Balanced Fund

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Unit prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Global Balanced Fund rose 19.57% for the 12 months ended December 31, 2017. The MSCI ACWI (All Country World Index),1 a free float-adjusted market capitalization-weighted index that is designed to measure equity market results in the global developed and emerging markets, consisting of more than 40 developed and emerging market country indexes, gained 23.97%, while the Bloomberg Barclays Global Aggregate Index,2 a measure of investment-grade bonds (rated BBB/Baa and above), increased 7.39%. The 60%/40% MSCI ACWI/ Bloomberg Barclays Global Aggregate Index3 rose 17.09%.

U.S. equity markets continued to stage an impressive rally as consumer optimism, healthy corporate earnings and an improving job market provided a boost to the economy. The U.S. has been the pacesetter for growth, and it looks likely that it will continue in that role. As such, the Federal Reserve continued to raise rates and additional hikes are anticipated if the economy continues its positive trajectory.

Overseas, emerging markets advanced led by rising prices for most commodities and robust profits from leading technology companies. In Europe, stocks also rose, driven by a powerful combination of central bank stimulus and accelerating corporate earnings.

Investments in the information technology sector boosted the fund’s returns, with Nintendo among the top contributors. Nintendo soared as the company’s second-quarter revenues and earnings topped estimates, led by strong sales of the Nintendo Switch console. Investments in the telecommunications services sector hindered returns, led by Inmarsat. The company indicated market conditions remain challenging and provided a narrower revenue guidance for the year. Holdings in the fixed income portfolio were additive to results.

The fund’s portfolio managers exercise caution and continue to monitor geopolitics that may derail the global economic recovery. Portfolio managers continue to stay the course of focusing on global research and bottom-up analysis.

Largest sectors in common stock holdings	Percent of net assets

Information technology	11.2%
Industrials	8.3
Financials	8.0
Consumer staples	7.2
Health care	5.0

Largest fixed income holdings (by issuer)	Percent of net assets

U.S. Treasury	9.6%
Japanese Government	2.6
Polish Government	1.1
Mexican Government	1.0
Italian Government	.8

Currency diversification	Percent of net assets

	Equity securities	Bonds & notes	Forward currency contracts	Short-term securities & other assets less liabilities	Total
U.S. dollars	28.9%	17.9%	.8%	6.8%	54.4%
Euros	9.0	3.8	.5	—	13.3
Japanese yen	4.7	2.7	1.3	—	8.7
British pounds	6.7	.7	(.7)	—	6.7
Swedish krona	2.0	—	.3	—	2.3
Swiss francs	2.1	—	.1	—	2.2
Hong Kong dollars	2.1	—	—	—	2.1
New Taiwan dollars	1.4	—	—	—	1.4
Other currencies	4.6	6.6	(2.3)	—	8.9

					100.0%

Largest equity securities	Percent of net assets

British American Tobacco	2.42%
Nintendo	2.04
Microsoft	1.72
ASML	1.67
HSBC	1.57

Humana	1.46%
TSMC	1.44
Boeing	1.40
JPMorgan Chase	1.29
DowDuPont	1.27

26      American Funds Insurance Series

Global Balanced Fund

How a $10,000 investment has grown

Average annual total returns based on a $1,000 investment for periods ended December 31, 2017

	1 year	5 years	Lifetime (since May 2, 2011)	Expense ratio
Class 1	19.91%	7.42%	6.43%	.71%
Class 1A	19.78	7.18	6.19	.96	[4]
Class 2	19.57	7.13	6.16	.96
Class 4	19.38	7.14	6.08	1.21

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. Expense ratios are as of the fund’s prospectus dated May 1, 2018 (unaudited). See the Financial Highlights table in this report for details.

Any market index shown is unmanaged and, therefore, has no expenses. Investors cannot invest directly in an index.

[1]	Source: MSCI. The MSCI index result reflects dividends net of withholding taxes and reinvestment of distributions.
[2]	Source: Bloomberg Index Services Ltd.
[3]	Data sources: MSCI and Bloomberg Index Services Ltd. The 60%/40% MSCI ACWI/Bloomberg Barclays Global Aggregate Index blends the MSCI ACWI (All Country World Index) with the Bloomberg Barclays Global Aggregate Index by weighting their cumulative total returns at 60% and 40%, respectively. Its result assumes the blend is rebalanced monthly.
[4]	Based on estimated amounts for the current fiscal year.

Where the fund’s assets were invested as of December 31, 2017	Percent of net assets

American Funds Insurance Series      27

Bond Fund

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Unit prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Bond Fund gained 3.67% for the 12 months ended December 31, 2017. In comparison, the fund’s benchmark, the Bloomberg Barclays U.S. Aggregate Index,1 which measures investment-grade U.S. bonds (rated BBB/Baa and above), rose 3.54%.

Bond returns were strong across most sectors. The U.S. Treasury yield curve flattened, as shorter term rates rose and longer term rates fell. This could be attributed in part to the Federal Reserve hiking short-term interest rates by 75 basis points over the course of the year as well as strong demand for longer dated Treasuries. Credit flourished as corporate bond spreads also tightened 30 basis points to 93 basis points, nearing the lowest levels of the recovery. High-yield bonds returned 7.50% and investment-grade bonds rose 6.42%.

Duration management throughout the year contributed significantly to the fund’s relative returns. The fund also benefited from sector allocation, with U.S. Treasuries contributing most to the fund’s relative returns.

On the whole, the U.S. economy appears to be in good shape and is expected to grow at a moderate pace. As U.S. interest rates increase, investors have the opportunity of reinvesting at higher yields. The fund’s portfolio managers expect continued demand for relatively safe, income-producing securities.

Largest holdings (by issuer)	Percent of net assets

U.S. Treasury	27.2%
Fannie Mae	15.5
Freddie Mac	6.7
Ginnie Mae	3.4
Mexican Government	1.8

Teva Pharmaceutical	1.6%
Portuguese Government	1.6
State of Illinois	1.5
Japanese Government	1.5
AT&T	1.1

28      American Funds Insurance Series

Bond Fund

How a $10,000 investment has grown

Average annual total returns based on a $1,000 investment for periods ended December 31, 2017

	1 year	5 years	10 years	Lifetime (since January 2, 1996)	Expense ratio
Class 1	3.88%	2.22%	3.21%	4.74%	.38%
Class 1A	3.64	1.97	2.96	4.48	.63	[2]
Class 2	3.67	1.97	2.96	4.48	.63
Class 4	3.29	1.73	2.71	4.23	.88

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. The fund’s investment adviser waived a portion of its management fees from September 1, 2004, through December 31, 2008. Applicable fund results shown reflect the waiver, without which they would have been lower. Expense ratios are as of the fund’s prospectus dated May 1, 2018 (unaudited). See the Financial Highlights table in this report for details.

Any market index shown is unmanaged and, therefore, has no expenses. Investors cannot invest directly in an index.

[1]	Source: Bloomberg Index Services Ltd.
[2]	Based on estimated amounts for the current fiscal year.

Where the fund’s assets were invested as of December 31, 2017	Percent of net assets

American Funds Insurance Series      29

Global Bond Fund

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Unit prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Global Bond Fund rose 6.86% for the 12 months ended December 31, 2017, while the Bloomberg Barclays Global Aggregate Index,1 which measures global investment-grade bonds (rated BBB/Baa and above), rose 7.39%.

Bonds generated solid returns across the board, including developed and emerging markets debt. The U.S. Federal Reserve raised interest rates three times during the year, boosting short-term rates. Long-term rates generally declined amid strong investor demand and massive bond-buying stimulus programs in Europe and Japan. Outside the U.S., the European Central Bank and the Bank of Japan left interest rates unchanged, despite signs of improving economic growth and higher inflation. The euro, the yen and most other currencies appreciated relative to the U.S. dollar.

Low exposure to euro-zone denominated debt combined with above-benchmark investments in Mexican and Polish debt contributed notably to relative returns. On the downside, currency exposure hampered results with the euro hindering relative returns the most.

The fund’s portfolio managers maintain a cautious approach to investing in global bond markets and believe that our global research can help identify attractive long-term investments around the world. Having the flexibility to diversify and adjust exposure by country, sector and currency continues to serve as a hallmark of the fund’s approach to global investing.

Percent of net assets

Currency weighting (after hedging) by country	Non-U.S. government bonds by country

United States[2]	45.7%
Japan	17.3
Euro zone[3]	16.4
Poland	3.5
Mexico	3.4
Malaysia	2.3
Norway	2.0
India	1.3
United Kingdom	1.2
Thailand	1.2
Other	5.7

Total	100.0%

Euro zone[3]:
Germany	3.4%
Italy	3.4
Portugal	2.3
Other	3.1

12.2%
Japan	8.1
Poland	4.1
Mexico	3.9
India	2.5
Malaysia	2.3
Norway	1.6
Australia	1.4
United Kingdom	1.2
Thailand	1.2
Other	8.0

Total	46.5%

Largest holdings (by issuer)	Percent of net assets

U.S. Treasury	18.9%
Japanese Government	8.1
Polish Government	4.1
Mexican Government	3.9
Italian Government	3.4

German Government	3.2%
Indian Government	2.4
Portuguese Government	2.3
Malaysian Government	2.3
Norwegian Government	1.6

30      American Funds Insurance Series

Global Bond Fund

How a $10,000 investment has grown

Average annual total returns based on a $1,000 investment for periods ended December 31, 2017

	1 year	5 years	10 years	Lifetime (since October 4, 2006)	Expense ratio
Class 1	7.11%	1.05%	3.52%	4.19%	.56%
Class 1A	7.00	.82	3.28	3.95	.81	[4]
Class 2[5]	6.86	.79	3.27	3.93	.81
Class 4	6.63	.63	3.05	3.71	1.06

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. The fund’s investment adviser waived a portion of its management fees from October 4, 2006, through December 31, 2008. Applicable fund results shown reflect the waiver, without which they would have been lower. Expense ratios are as of the fund’s prospectus dated May 1, 2018 (unaudited). See the Financial Highlights table in this report for details.

Any market index shown is unmanaged and, therefore, has no expenses. Investors cannot invest directly in an index.

[1]	Source: Bloomberg Index Services Ltd.
[2]	Includes U.S. dollar-denominated debt of other countries, totaling 14.4%.
[3]	Countries using the euro as a common currency; those represented in the fund’s portfolio are Belgium, France, Germany, Greece, Ireland, Italy, Latvia, Lithuania, Luxembourg, the Netherlands, Portugal and Spain.
[4]	Based on estimated amounts for the current fiscal year.
[5]	Global Bond Fund Class 2 shares were first sold on November 6, 2006. Results prior to that date are hypothetical based on Class 1 share results adjusted for estimated additional annual expenses of 0.25%.

Where the fund’s assets were invested as of December 31, 2017	Percent of net assets

American Funds Insurance Series      31

High-Income Bond Fund

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Unit prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

High-Income Bond Fund gained 6.89% for the 12 months ended December 31, 2017. In comparison, the fund’s benchmark, the Bloomberg Barclays U.S. Corporate High Yield 2% Issuer Capped Index,1 which measures non-investment-grade bonds and limits the exposure of an issuer to 2%, rose 7.50%.

Renewed investor expectations of more rapid economic growth led to higher short-term interest rates as the Federal Reserve increased the benchmark federal funds rate by 75 basis points over the course of the year. Bond returns were strong across most credit sectors as corporate bond spreads declined to nearly the lowest levels of the recovery.

Sector allocation and debt exposure across a mix of credit ratings were beneficial to the fund’s relative returns. The fund’s allocation to non-U.S. high-yield debt was also additive on a relative basis. Among individual issuers, Valeant Pharmaceuticals International and First Quantum Minerals boosted results, while Argos Merger Sub Inc detracted from returns. Although exposure to U.S. Treasuries and agency debt detracted from relative returns, it is important to note these investments provide an important source of liquidity and are generally not expected to outperform the market.

The fund’s portfolio managers continue to believe current fundamentals support a constructive high-yield market environment. While we are monitoring the Federal Reserve’s tightening monetary policy, maturities in the high-yield market have tended to be relatively shorter than those in some other markets, which should help dampen the effect of rising rates.

Largest holdings (by issuer)	Percent of net assets

Valeant Pharmaceuticals International	2.8%
First Quantum Minerals	1.8
Charter Communications	1.8
Tenet Healthcare	1.7
Chesapeake Energy	1.6

Sprint Nextel	1.6%
Blackstone	1.6
AES	1.5
Weatherford International	1.2
Frontier Communications	1.2

32      American Funds Insurance Series

High-Income Bond Fund

How a $10,000 investment has grown

Average annual total returns based on a $1,000 investment for periods ended December 31, 2017

	1 year	5 years	10 years	Lifetime (since February 8, 1984)	Expense ratio
Class 1	7.25%	4.85%	6.11%	8.88%	.49%
Class 1A	7.05	4.60	5.85	8.61	.74	[2]
Class 2	6.89	4.58	5.85	8.61	.74
Class 3	7.02	4.67	5.93	8.69	.67
Class 4	6.63	4.41	5.63	8.35	.99

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. The fund’s investment adviser waived a portion of its management fees from September 1, 2004, through December 31, 2008. Applicable fund results shown reflect the waiver, without which they would have been lower. Expense ratios are as of the fund’s prospectus dated May 1, 2018 (unaudited). See the Financial Highlights table in this report for details.

Any market index shown is unmanaged and, therefore, has no expenses. Investors cannot invest directly in an index.

[1]	Source: Bloomberg Index Services Ltd.
[2]	Based on estimated amounts for the current fiscal year.

Where the fund’s assets were invested as of December 31, 2017	Percent of net assets

American Funds Insurance Series      33

Mortgage Fund

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Unit prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Mortgage Fund gained 1.22% for the 12 months ended December 31, 2017, while the Bloomberg Barclays U.S. Mortgage-Backed Securities Index,1 which covers the mortgage-backed pass-through securities of Ginnie Mae, Fannie Mae and Freddie Mac, rose 2.47%.

The Federal Reserve increased the benchmark federal funds overnight lending rate by 75 basis points over the course of the year. Long maturity U.S. Treasury yields modestly declined, pushing their prices higher. The housing market had a relatively strong year as housing starts continued to pick up. Home prices in most major housing markets rose, supported by low inventories and increasing sales.

The fund’s investments in the agency mortgage-backed securities sector and investment grade securities detracted from relative returns. As the yield curve flattened, the fund’s curve positioning also hampered results.

The fund’s portfolio managers seek to identify high-quality mortgage-backed securities based on our bottom-up approach to investing. In the current environment, demand for flight-to-safety assets and the fund’s low correlation to equities should help investors navigate macroeconomic and geopolitical uncertainty and remain well diversified.

Breakdown of mortgage-backed obligations	Percent of net assets

30-year pass-throughs:
Freddie Mac	20.2%
Ginnie Mae	13.3
Fannie Mae	10.7

44.2%
Other	19.3

Total	63.5%

34      American Funds Insurance Series

Mortgage Fund

How a $10,000 investment has grown

Average annual total returns based on a $1,000 investment for periods ended December 31, 2017

	1 year	5 years	Lifetime (since May 2, 2011)	Expense ratio
Class 1	1.47%	2.01%	2.61%	.47%
Class 1A	1.21	1.76	2.35	.72	[2]
Class 2	1.22	1.75	2.36	.72
Class 4.97		1.62	2.19	.97

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. Expense ratios are as of the fund’s prospectus dated May 1, 2018 (unaudited). See the Financial Highlights table in this report for details.

Any market index shown is unmanaged and, therefore, has no expenses. Investors cannot invest directly in an index.

[1]	Source: Bloomberg Index Services Ltd.
[2]	Based on estimated amounts for the current fiscal year.

Where the fund’s assets were invested as of December 31, 2017	Percent of net assets

American Funds Insurance Series      35

Ultra-Short Bond Fund

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Unit prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Ultra-Short Bond Fund gained 0.46% for the 12 months ended December 31, 2017, while the Bloomberg Barclays Short-Term Government/Corporate Index,1 which consists of government and corporate sector securities with remaining maturity from one to 12 months, gained 0.98%.

The fund’s returns were higher over the course of 2017 than last year. During the same period, yields on three-month Treasury bills were up by more than 80 basis points since the end of last year.

The Federal Reserve raised the benchmark federal funds rate by a quarter percentage point three times this year, reassuring investors of persistent U.S. economic strength. Given these increases in interest rates, the fund’s portfolio managers believe the fund has the potential to provide current income.

36      American Funds Insurance Series

Ultra-Short Bond Fund

Average annual total returns based on a $1,000 investment for periods ended December 31, 2017

	1 year	5 years	10 years	Lifetime (since February 8, 1984)	Expense ratio
Class 1.66%		.01%	.15%	3.49%	.35%
Class 1A	.67	–.19	–.07	3.24	.60	[2]
Class 2.46		–.23	–.10	3.24	.60
Class 3.54		–.18	–.03	3.31	.53
Class 4.16		–.36	–.28	3.00	.85

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. The fund’s investment adviser waived a portion of its management fees from September 1, 2004, through December 31, 2008. Applicable fund results shown reflect the waiver, without which they would have been lower. Expense ratios are as of the fund’s prospectus dated May 1, 2018 (unaudited). See the Financial Highlights table in this report for details.

Any market index shown is unmanaged and, therefore, has no expenses. Investors cannot invest directly in an index.

[1]	Source: Bloomberg Index Services Ltd.
[2]	Based on estimated amounts for the current fiscal year.

Where the fund’s assets were invested as of December 31, 2017	Percent of net assets

Commercial paper	82.9%
Federal agency discount notes	17.4
Other assets less liabilities	(.3)

Total	100.0%

American Funds Insurance Series      37

U.S. Government/AAA-Rated Securities Fund

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Unit prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

U.S. Government/AAA-Rated Securities Fund gained 1.59% for the 12 months ended December 31, 2017, while the Bloomberg Barclays U.S. Government/Mortgage-Backed Securities Index,1 which covers obligations issued by the U.S. Treasury and U.S. government agencies, rose 2.37%.

Bond returns were strong across most sectors, including U.S. government debt. The U.S. Treasury yield curve flattened, as shorter term rates rose and longer term rates fell. This occurred in part through the Federal Reserve hiking short-term interest rates by 75 basis points over the course of the year and strong demand persisting for longer dated Treasuries.

During the period, the fund’s duration contributed to relative returns. As the yield curve flattened, yield curve positioning detracted from relative returns. A lower-than-index allocation to agency mortgage-backed securities dampened returns as well.

The fund strives to meet its objective of providing a high level of current income consistent with the preservation of capital. The fund’s portfolio managers have positioned the fund with the expectation that rate hikes over the next two to three years will be at a slower pace than is currently priced into the market. They believe this can lead to a steepening yield curve and higher inflation expectations.

Breakdown of mortgage-backed obligations	Percent of net assets

30-year pass-throughs:
Fannie Mae	9.5%
Freddie Mac	5.7
Ginnie Mac	4.6

19.8%
15-year pass-throughs	1.0
Other	4.5

Total	25.3%

38      American Funds Insurance Series

U.S. Government/AAA-Rated Securities Fund

How a $10,000 investment has grown

Average annual total returns based on a $1,000 investment for periods ended December 31, 2017

	1 year	5 years	10 years	Lifetime (since December 2, 1985)	Expense ratio
Class 1	1.83%	1.48%	3.37%	5.86%	.36%
Class 1A	1.72	1.26	3.13	5.61	.61	[2]
Class 2	1.59	1.23	3.12	5.60	.61
Class 3	1.72	1.31	3.19	5.67	.54
Class 4	1.28	1.04	2.90	5.35	.86

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. The fund’s investment adviser waived a portion of its management fees from September 1, 2004, through December 31, 2008, and from July 1, 2010, through December 31, 2010. Applicable fund results shown reflect the waiver, without which they would have been lower. Expense ratios are as of the fund’s prospectus dated May 1, 2018 (unaudited). See the Financial Highlights table in this report for details.

Any market index shown is unmanaged and, therefore, has no expenses. Investors cannot invest directly in an index.

[1]	Source: Bloomberg Index Services Ltd.
[2]	Based on estimated amounts for the current fiscal year.

Where the fund’s assets were invested as of December 31, 2017	Percent of net assets

American Funds Insurance Series      39

Managed Risk Growth Fund1

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Unit prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

The fund gained 25.99% for the 12 months ended December 31, 2017, outpacing the Standard & Poor’s 500 Managed Risk Index — Moderate Aggressive,2 which rose 17.94%. In comparison, the Standard & Poor’s 500 Composite Index,3 a market capitalization-weighted index based on the results of approximately 500 widely held common stocks, gained 21.83%. The Bloomberg Barclays U.S. Aggregate Index,4 which measures investment-grade U.S. bonds (rated BBB/Baa and above), rose 3.54%.

The fund pursues its objective by investing in shares of American Funds Insurance Series — Growth FundSM while seeking to manage portfolio volatility and provide downside protection, primarily through the use of exchange-traded futures. The benefit of the fund’s managed risk strategy should be most apparent during periods of high volatility and in down markets. In steady or rising markets, the fund’s results can be expected to lag those of the underlying fund.

The underlying American Funds Insurance Series — Growth Fund’s larger-than-index investments and strong stock selection in information technology and consumer discretionary added to returns, while energy stocks detracted from the fund’s results.

How a $10,000 investment has grown

Average annual total returns based on a $1,000 investment for periods ended December 31, 2017

	1 year	Lifetime (since May 1, 2013)	Gross expense ratio	Net expense ratio
Class P1	26.23%	9.73%	.88%	.72%
Class P2	25.99	9.41	1.13	.97

Any market index shown is unmanaged and, therefore, has no expenses. Investors cannot invest directly in an index.

[1]	Effective November 30, 2017, the Managed Risk Growth Fund also invests in shares of the Bond Fund.
[2]	Source: S&P Dow Jones Indices LLC. Standard & Poor’s Managed Risk Index Series is designed to simulate a dynamic protective portfolio that allocates between the underlying equity index and cash, based on realized volatilities of the underlying equity and bond indexes, while maintaining a fixed allocation to the underlying bond index. These indexes are generated and published under agreements between Standard & Poor’s Dow Jones Indices and Milliman Financial Risk Management LLC.
[3]	Source: S&P Dow Jones Indices LLC.
[4]	Source: Bloomberg Index Services Ltd.

Milliman Financial Risk Management LLC serves as the subadviser with respect to the management of the fund’s managed risk strategy.

40      American Funds Insurance Series

Managed Risk International Fund1

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Unit prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

The fund advanced 28.69% for the 12 months ended December 31, 2017, outpacing the Standard & Poor’s EPAC Ex. Korea LargeMidCap Managed Risk Index — Moderate Aggressive,2 which rose 20.74%. In comparison, the MSCI ACWI (All Country World Index) ex USA,3 a free float-adjusted market capitalization-weighted index that is designed to measure equity market results in the global developed and emerging markets, consisting of more than 40 developed and emerging market country indexes excluding the U.S., rose 27.19%. The Bloomberg Barclays U.S. Aggregate Index,4 which measures investment-grade U.S. bonds (rated BBB/Baa and above), rose 3.54%.

The fund pursues its objective by investing in shares of American Funds Insurance Series — International FundSM while seeking to manage portfolio volatility and provide downside protection, primarily through the use of exchange-traded futures. The benefit of the fund’s managed risk strategy should be most apparent during periods of high volatility and in down markets. In steady or rising markets, the fund’s results can be expected to lag those of the underlying fund.

The underlying American Funds Insurance Series — International Fund’s investments in the information technology sector added to returns, while health care stocks hindered the fund’s relative results.

How a $10,000 investment has grown

Average annual total returns based on a $1,000 investment for periods ended December 31, 2017

	1 year	Lifetime (since May 1, 2013)	Gross expense ratio	Net expense ratio
Class P1	29.28%	4.37%	1.03%	.87%
Class P2	28.69	3.96	1.28	1.12

Any market index shown is unmanaged and, therefore, has no expenses. Investors cannot invest directly in an index.

[1]	Effective November 30, 2017, the Managed Risk International Fund also invests in shares of the Bond Fund.
[2]	Source: S&P Dow Jones Indices LLC. Standard & Poor’s Managed Risk Index Series is designed to simulate a dynamic protective portfolio that allocates between the underlying equity index and cash, based on realized volatilities of the underlying equity and bond indexes, while maintaining a fixed allocation to the underlying bond index. These indexes are generated and published under agreements between Standard & Poor’s Dow Jones Indices and Milliman Financial Risk Management LLC.
[3]	Source: MSCI. The MSCI index result reflects reinvestment of distributions and dividends net of withholding taxes.
[4]	Source: Bloomberg Index Services Ltd.

Milliman Financial Risk Management LLC serves as the subadviser with respect to the management of the fund’s managed risk strategy.

American Funds Insurance Series      41

Managed Risk Blue Chip Income and Growth Fund1

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Unit prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

The fund gained 15.03% for the 12 months ended December 31, 2017, trailing the Standard & Poor’s 500 Managed Risk Index — Moderate Aggressive,2 which rose 17.94%. In comparison, the Standard & Poor’s 500 Composite Index,3 a market capitalization-weighted index based on the results of approximately 500 widely held common stocks, gained 21.83%. The Bloomberg Barclays U.S. Government/Mortgage-Backed Securities Index,4 which covers obligations issued by the U.S. Treasury and U.S. government agencies, rose 2.37%.

The fund pursues its objective by investing in shares of American Funds Insurance Series — Blue Chip Income and Growth FundSM while seeking to manage portfolio volatility and provide downside protection, primarily through the use of exchange-traded futures. The benefit of the fund’s managed risk strategy should be most apparent during periods of high volatility and in down markets. In steady or rising markets, the fund’s results can be expected to lag those of the underlying fund.

The underlying American Funds Insurance Series — Blue Chip Income and Growth Fund’s investments in the health care sector added to returns, while energy stocks hindered the fund’s results.

How a $10,000 investment has grown

Average annual total returns based on a $1,000 investment for periods ended December 31, 2017

	1 year	Lifetime (since May 1, 2013)	Gross expense ratio	Net expense ratio
Class P1	15.48%	8.87%	.93%	.77%
Class P2	15.03	8.48	1.18	1.02

Any market index shown is unmanaged and, therefore, has no expenses. Investors cannot invest directly in an index.

[1]	Effective November 30, 2017, the Managed Risk Blue Chip Income and Growth Fund also invests in shares of the U.S. Government/ AAA-Rated Securities Fund.
[2]	Source: S&P Dow Jones Indices LLC. Standard & Poor’s Managed Risk Index Series is designed to simulate a dynamic protective portfolio that allocates between the underlying equity index and cash, based on realized volatilities of the underlying equity and bond indexes, while maintaining a fixed allocation to the underlying bond index. These indexes are generated and published under agreements between Standard & Poor’s Dow Jones Indices and Milliman Financial Risk Management LLC.
[3]	Source: S&P Dow Jones Indices LLC.
[4]	Source: Bloomberg Index Services Ltd.

Milliman Financial Risk Management LLC serves as the subadviser with respect to the management of the fund’s managed risk strategy.

42      American Funds Insurance Series

Managed Risk Growth-Income Fund1

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Unit prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

The fund gained 20.40% for the 12 months ended December 31, 2017, outpacing the Standard & Poor’s 500 Managed Risk Index — Moderate Aggressive,2 which rose 17.94%. In comparison, the Standard & Poor’s 500 Composite Index,3 a market capitalization-weighted index based on the results of approximately 500 widely held common stocks, gained 21.83%. The Bloomberg Barclays U.S. Aggregate Index,4 which measures investment-grade U.S. bonds (rated BBB/Baa and above), rose 3.54%.

The fund pursues its objective by investing in shares of American Funds Insurance Series — Growth-Income FundSM while seeking to manage portfolio volatility and provide downside protection, primarily through the use of exchange-traded futures. The benefit of the fund’s managed risk strategy should be most apparent during periods of high volatility and in down markets. In steady or rising markets, the fund’s results can be expected to lag those of the underlying fund.

The underlying American Funds Insurance Series — Growth-Income Fund’s investments in the consumer discretionary and health care sectors added the most to relative returns, while energy stocks detracted from the fund’s absolute results.

How a $10,000 investment has grown

Average annual total returns based on a $1,000 investment for periods ended December 31, 2017

	1 year	Lifetime (since May 1, 2013)	Gross expense ratio	Net expense ratio
Class P1	20.64%	9.28%	.33%	.67%
Class P2	20.40	8.94	1.08	.92

Any market index shown is unmanaged and, therefore, has no expenses. Investors cannot invest directly in an index.

[1]	Effective November 30, 2017, the Managed Risk Growth-Income Fund also invests in shares of the Bond Fund.
[2]	Source: S&P Dow Jones Indices LLC. Standard & Poor’s Managed Risk Index Series is designed to simulate a dynamic protective portfolio that allocates between the underlying equity index and cash, based on realized volatilities of the underlying equity and bond indexes, while maintaining a fixed allocation to the underlying bond index. These indexes are generated and published under agreements between Standard & Poor’s Dow Jones Indices and Milliman Financial Risk Management LLC.
[3]	Source: S&P Dow Jones Indices LLC.
[4]	Source: Bloomberg Index Services Ltd.

Milliman Financial Risk Management LLC serves as the subadviser with respect to the management of the fund’s managed risk strategy.

American Funds Insurance Series      43

Managed Risk Asset Allocation Fund

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Unit prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

The fund rose 14.80% for the 12 months ended December 31, 2017, trailing the Standard & Poor’s 500 Managed Risk Index — Moderate,1 which rose 16.02%. In comparison, the Standard & Poor’s 500 Composite Index,2 a market capitalization-weighted index based on the results of approximately 500 widely held common stocks, gained 21.83%, while the Bloomberg Barclays U.S. Aggregate Index,3 which measures investment-grade U.S. bonds (rated BBB/Baa and above), rose 3.54%.

The fund pursues its objective by investing in shares of American Funds Insurance Series — Asset Allocation FundSM while seeking to manage portfolio volatility and provide downside protection, primarily through the use of exchange-traded futures. The benefit of the fund’s managed risk strategy should be most apparent during periods of high volatility and in down markets. In steady or rising markets, the fund’s results can be expected to lag those of the underlying fund.

The underlying American Funds Insurance Series — Asset Allocation Fund’s investments in the industrials and information technology sectors contributed the most to relative returns. Holdings in the energy sector hindered absolute and relative returns as oil prices slumped on concerns of oversupply.

44      American Funds Insurance Series

Managed Risk Asset Allocation Fund

How a $10,000 investment has grown

Average annual total returns based on a $1,000 investment for periods ended December 31, 2017

	1 year	5 years	Lifetime (since September 28, 2012)	Gross expense ratio	Net expense ratio
Class P1	15.06%	8.89%	8.69%	.71%	.66%
Class P2	14.80	8.62	8.43	.96	.91

Any market index shown is unmanaged and, therefore, has no expenses. Investors cannot invest directly in an index.

[1]	Source: S&P Dow Jones Indices LLC. Standard & Poor’s Managed Risk Index Series is designed to simulate a dynamic protective portfolio that allocates between the underlying equity index and cash, based on realized volatilities of the underlying equity and bond indexes, while maintaining a fixed allocation to the underlying bond index. These indexes are generated and published under agreements between Standard & Poor’s Dow Jones Indices and Milliman Financial Risk Management LLC.
[2]	Source: S&P Dow Jones Indices LLC.
[3]	Source: Bloomberg Index Services Ltd.

Milliman Financial Risk Management LLC serves as the subadviser with respect to the management of the fund’s managed risk strategy.

American Funds Insurance Series      45

Global Growth Fund

Summary investment portfolio December 31, 2017

Common stocks 96.68%

	Shares	Value (000)

Information technology 32.07%

ASML Holding NV1	648,442	$112,497
ASML Holding NV (New York registered)	643,900	111,923
Taiwan Semiconductor Manufacturing Co., Ltd.[1]	26,955,000	207,124
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	335,000	13,283
Alphabet Inc., Class A2	130,000	136,942
Alphabet Inc., Class C2	71,052	74,349
Nintendo Co., Ltd.[1]	492,400	179,259
Facebook, Inc., Class A2	898,500	158,549
Microsoft Corp.	1,355,900	115,984
Alibaba Group Holding Ltd. (ADR)[2]	671,050	115,709
Visa Inc., Class A	998,800	113,883
Broadcom Ltd.	373,700	96,003
Tencent Holdings Ltd.[1]	1,800,000	93,051
Samsung Electronics Co., Ltd.[1]	15,740	37,396
Samsung Electronics Co., Ltd., nonvoting preferred[1]	15,845	30,888
AAC Technologies Holdings Inc.[1]	3,806,540	67,697
Just Eat PLC[1,2]	5,292,000	55,515
Murata Manufacturing Co., Ltd.[1]	409,000	54,665
Intel Corp.	1,000,000	46,160
TEMENOS Group AG (Switzerland)[1]	318,000	40,696
Other securities		137,838

		1,999,411

Consumer discretionary 18.17%

Amazon.com, Inc.[2]	291,900	341,368
Priceline Group Inc.[2]	39,000	67,772
Home Depot, Inc.	350,000	66,335
Peugeot SA1	3,180,000	64,597
Industria de Diseño Textil, SA1	1,723,000	59,929
Naspers Ltd., Class N1	190,820	53,168
McDonald’s Corp.	293,000	50,431
NIKE, Inc., Class B	671,000	41,971
Other securities		387,314

		1,132,885

Health care 11.96%

Regeneron Pharmaceuticals, Inc.[2]	214,000	80,455
UnitedHealth Group Inc.	324,200	71,473
Express Scripts Holding Co.[2]	768,500	57,361
Bayer AG1	421,600	52,436
Straumann Holding AG1	67,500	47,644
AstraZeneca PLC[1]	652,300	44,763
Sartorius AG, non-registered shares, nonvoting preferred[1]	444,000	42,371
Eurofins Scientific SE, non-registered shares[1]	68,145	41,492
Boston Scientific Corp.[2]	1,638,200	40,611
Mettler-Toledo International Inc.[2]	65,000	40,269
Other securities		227,014

		745,889

Financials 10.44%

AIA Group Ltd.[1]	15,004,900	127,967
JPMorgan Chase & Co.	853,600	91,284
Kotak Mahindra Bank Ltd.[1]	3,471,000	54,891
Prudential PLC[1]	1,906,884	49,026
Société Générale[1]	923,000	47,588
MarketAxess Holdings Inc.	188,000	37,929
Other securities		242,198

		650,883

46      American Funds Insurance Series

Global Growth Fund

Common stocks

	Shares	Value (000)

Consumer staples 7.46%

British American Tobacco PLC[1]	2,002,000	$135,116
Nestlé SA1	739,650	63,560
Altria Group, Inc.	770,000	54,986
Other securities		211,752

		465,414

Industrials 6.17%

Airbus SE, non-registered shares[1]	1,109,500	110,180
KONE Oyj, Class B1	880,000	47,222
Caterpillar Inc.	287,000	45,226
Other securities		181,998

		384,626

Materials 2.24%

Sherwin-Williams Co.	116,000	47,565
Other securities		92,334

		139,899

Telecommunication services 1.12%

SoftBank Group Corp.[1]	776,000	61,307
Other securities		8,238

		69,545

Other 2.09%

Other securities		130,519

Miscellaneous 4.96%

Other common stocks in initial period of acquisition		309,116

Total common stocks (cost: $3,842,087,000)		6,028,187

Bonds, notes & other debt instruments 0.03%

	Principal amount (000)
U.S. Treasury bonds & notes 0.03%

U.S. Treasury 0.03%

Other securities		1,998

Total bonds, notes & other debt instruments (cost: $1,998,000)		1,998

Short-term securities 3.57%

Federal Home Loan Bank 1.14%–1.31% due 1/17/2018–3/28/2018	$97,500	97,371
Prudential Funding, LLC 1.35% due 1/12/2018	39,500	39,478
Other securities		85,475

Total short-term securities (cost: $222,335,000)		222,324

Total investment securities 100.28% (cost: $4,066,420,000)		6,252,509
Other assets less liabilities (0.28)%		(17,433)

Net assets 100.00%		$6,235,076

American Funds Insurance Series      47

Global Growth Fund

This summary investment portfolio is designed to streamline the report and help investors better focus on the fund’s principal holdings. See the inside back cover for details on how to obtain a complete schedule of portfolio holdings.

As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio. “Other securities“ also includes securities (with an aggregate value of $80,835,000, which represented 1.30% of the net assets of the fund) which were acquired in transactions exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933 and may be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers.

Forward currency contracts

Contract amount						Unrealized appreciation
Purchases (000)		Sales (000)		Counterparty	Settlement date	at 12/31/2017 (000)
USD	5,180	JPY	581,294	Bank of America, N.A.	1/22/2018	$15

[1]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in “Miscellaneous“ and “Other securities,“ was $3,140,563,000, which represented 50.37% of the net assets of the fund. This amount includes $3,130,602,000 related to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.
[2]	Security did not produce income during the last 12 months.

Key to abbreviations and symbol

ADR = American Depositary Receipts

JPY = Japanese yen

USD/$ = U.S. dollars

See Notes to Financial Statements

48      American Funds Insurance Series

Global Small Capitalization Fund

Summary investment portfolio December 31, 2017

Common stocks 93.34%

	Shares	Value (000)

Consumer discretionary 20.64%

Hilton Grand Vacations Inc.[1]	1,219,200	$51,145
Melco International Development Ltd.[2]	17,379,000	50,976
GVC Holdings PLC[2]	4,048,748	50,555
Five Below, Inc.[1]	684,000	45,363
Cedar Fair, LP	531,000	34,510
Domino’s Pizza, Inc.	181,100	34,221
Entertainment One Ltd.[2]	7,563,697	33,123
Hostelworld Group PLC[2,3]	6,212,000	32,175
Tele Columbus AG1,2	2,743,000	30,384
Caesars Entertainment Corp.[1]	2,375,836	30,054
Ladbrokes Coral Group PLC[2]	11,120,100	27,199
Ted Baker PLC[2]	686,500	25,026
Other securities		445,813

		890,544

Health care 16.56%

GW Pharmaceuticals PLC (ADR)[1]	746,460	98,540
Insulet Corp.[1]	1,145,900	79,067
Illumina, Inc.[1]	230,200	50,296
Integra LifeSciences Holdings Corp.[1]	1,025,423	49,077
Bluebird Bio, Inc.[1]	267,765	47,689
iRhythm Technologies, Inc.[1]	807,980	45,287
China Biologic Products Holdings, Inc.[1]	503,000	39,621
athenahealth, Inc.[1]	236,000	31,397
WuXi Biologics (Cayman) Inc.[1,2]	4,926,300	27,591
Other securities		245,806

		714,371

Information technology 16.55%

Qorvo, Inc.[1]	1,118,753	74,509
WIN Semiconductors Corp.[2]	6,538,400	61,796
Mellanox Technologies, Ltd.[1]	653,000	42,249
Topcon Corp.[2]	1,707,510	36,888
Paycom Software, Inc.[1]	428,885	34,452
AAC Technologies Holdings Inc.[2]	1,786,561	31,773
VTech Holdings Ltd.[2]	2,189,000	28,687
ZPG PLC[2]	6,260,620	27,928
Hamamatsu Photonics KK2	785,753	26,323
Other securities		349,647

		714,252

Industrials 10.33%

International Container Terminal Services, Inc.[2]	20,180,000	42,610
Nabtesco Corp.[2]	728,500	27,943
Welbilt Inc.[1]	1,050,000	24,685
Other securities		350,602

		445,840

Financials 9.38%

Kotak Mahindra Bank Ltd.[2]	3,282,732	51,914
Essent Group Ltd.[1]	1,058,841	45,975
Texas Capital Bancshares, Inc.[1]	496,623	44,150
Webster Financial Corp.	553,000	31,056
Other securities		231,813

		404,908

Materials 4.09%

Lundin Mining Corp.	6,172,000	41,048
Other securities		135,256

		176,304

American Funds Insurance Series      49

Global Small Capitalization Fund

Common stocks (continued)

	Shares	Value (000)

Consumer staples 3.40%

COSMOS Pharmaceutical Corp.[2]	148,500	$31,014
Varun Beverages Ltd.[2]	2,504,974	25,528
Other securities		90,249

		146,791

Energy 2.77%

Whitecap Resources Inc.	3,404,880	24,243
Whitecap Resources Inc.[2,4]	270,000	1,865
SM Energy Co.	1,111,000	24,531
Other securities		68,876

		119,515

Real estate 2.56%

WHA Corp. PCL[2]	372,370,250	45,697
MGM Growth Properties LLC REIT, Class A	1,323,600	38,583
Other securities		26,059

		110,339

Utilities 1.74%

ENN Energy Holdings Ltd.[2]	4,991,400	35,414
Other securities		39,704

		75,118

Telecommunication services 0.43%

Other securities		18,660

Miscellaneous 4.89%

Other common stocks in initial period of acquisition		210,986

Total common stocks (cost: $3,076,327,000)		4,027,628

Rights & warrants 0.01%

Real estate 0.01%
WHA Corp. PCL, warrants, expire 2020[1]	1,075,182	376

Total rights & warrants (cost: $0)		376

Convertible bonds 0.20%

	Principal amount (000)

Consumer discretionary 0.20%

Other securities		8,667
Total convertible bonds (cost: $8,541,000)

		8,667

Bonds, notes & other debt instruments 0.09%

U.S. Treasury bonds & notes 0.09%

U.S. Treasury 0.09%

U.S. Treasury 0.875% 2018[5]	$4,125	4,110

Total bonds, notes & other debt instruments (cost: $4,110,000)		4,110

50      American Funds Insurance Series

Global Small Capitalization Fund

Short-term securities 6.36%

	Principal amount (000)	Value (000)

Bank of Montreal 1.70% due 3/15/2018	$50,000	$50,004
Federal Home Loan Bank 1.05%–1.21% due 1/2/2018–1/16/2018	75,100	75,078
Mizuho Bank, Ltd. 1.37%–1.38% due 1/19/2018–1/22/2018[4]	49,000	48,953
U.S. Treasury Bills 1.41%–1.50% due 5/31/2018–6/28/2018	101,100	100,436

Total short-term securities (cost: $274,490,000)		274,471

Total investment securities 100.00% (cost: $3,363,468,000)		4,315,252
Other assets less liabilities (0.00)%		(214)

Net assets 100.00%		$4,315,038

This summary investment portfolio is designed to streamline the report and help investors better focus on the fund’s principal holdings. See the inside back cover for details on how to obtain a complete schedule of portfolio holdings.

As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio. One security in “Other securities” (with a value of $10,408,000, an aggregate cost of $8,280,000, and which represented .24% of the net assets of the fund) was acquired on 5/1/2015 through private placement transactions exempt from registration under the Securities Act of 1933, which may subject it to legal or contractual restrictions on resale.

Forward currency contracts

Contract amount						Unrealized (depreciation) appreciation
Purchases (000)		Sales (000)		Counterparty	Settlement date	at 12/31/2017 (000)
USD	45,066	GBP	34,000	HSBC Bank	1/22/2018	$(878)
USD	15,775	JPY	1,765,175	JPMorgan Chase	1/23/2018	89
USD	16,375	GBP	12,190	Citibank	2/23/2018	(113)
USD	10,114	INR	663,163	Citibank	2/26/2018	(201)

						$(1,103)

American Funds Insurance Series      51

Global Small Capitalization Fund

Investments in affiliates

A company is an affiliate of the fund under the Investment Company Act of 1940 if the fund’s holdings in that company represent 5% or more of the outstanding voting shares. The value of the fund’s affiliated-company holdings is shown in the summary investment portfolio. Further details on such holdings and related transactions during the year ended December 31, 2017, appear below.

	Beginning shares	Additions	Reductions	Ending shares	Net realized gain (loss) (000)	Net unrealized appreciation (000)	Dividend income (000)	Value of affiliates at 12/31/2017 (000)
Common stocks 0.75%
Consumer discretionary 0.75%
Hostelworld Group PLC[2]	—	6,212,000	—	6,212,000	$—	$6,656	$1,346	$32,175

Materials 0.00%
Time Technoplast Ltd.[6]	11,888,000	—	11,888,000	—	5,933	107	—	—
Indochine Mining Ltd.[1,2,6]	182,998	—	182,998	—	(8,032)	8,032	—	—

								—

Energy 0.00%
Victoria Oil & Gas PLC[1,2,6]	6,966,560	—	6,966,560	—	(1,438)	3,759	—	—

Total 0.75%					$(3,537)	$18,554	$1,346	$32,175

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

[1]	Security did not produce income during the last 12 months.
[2]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in “Miscellaneous“ and “Other securities,“ was $1,969,093,000, which represented 45.63% of the net assets of the fund. This amount includes $1,942,046,000 related to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.
[3]	Represents an affiliated company as defined under the Investment Company Act of 1940.
[4]	Acquired in a transaction exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities, including those in “Other securities,“ was $66,572,000, which represented 1.54% of the net assets of the fund.
[5]	A portion of this security was pledged as collateral. The total value of pledged collateral was $677,000, which represented .02% of the net assets of the fund.
[6]	Unaffiliated issuer at 12/31/2017.

Key to abbreviations and symbol

ADR = American Depositary Receipts

GBP = British pounds

INR = Indian rupees

JPY = Japanese yen

USD/$ = U.S. dollars

See Notes to Financial Statements

52      American Funds Insurance Series

Growth Fund

Summary investment portfolio December 31, 2017

Common stocks 93.87%

	Shares	Value (000)

Information technology 31.06%

Facebook, Inc., Class A1	8,340,500	$1,471,765
Microsoft Corp.	11,676,000	998,765
Alphabet Inc., Class C1	613,000	641,443
Alphabet Inc., Class A1	271,500	285,998
Broadcom Ltd.	2,838,300	729,159
ASML Holding NV (New York registered)	2,382,000	414,039
ASML Holding NV2	1,199,568	208,111
Apple Inc.	3,224,000	545,598
Taiwan Semiconductor Manufacturing Co., Ltd.[2]	41,360,000	317,813
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	2,975,392	117,974
Visa Inc., Class A	2,955,000	336,929
Intel Corp.	4,790,000	221,106
ServiceNow, Inc.[1]	1,583,263	206,442
Paycom Software, Inc.[1]	1,855,600	149,060
Other securities		1,116,674

		7,760,876

Consumer discretionary 19.34%

Amazon.com, Inc.[1]	1,364,416	1,595,644
Netflix, Inc.[1]	2,546,000	488,730
Tesla, Inc.[1]	1,506,200	468,955
Home Depot, Inc.	2,300,000	435,919
Comcast Corp., Class A	7,525,000	301,376
NIKE, Inc., Class B	4,255,000	266,150
Ulta Beauty, Inc.[1]	1,120,000	250,499
Charter Communications, Inc., Class A1	698,680	234,729
Priceline Group Inc.[1]	131,531	228,567
Starbucks Corp.	2,895,000	166,260
Other securities		395,829

		4,832,658

Health care 13.05%

UnitedHealth Group Inc.	3,517,500	775,468
Intuitive Surgical, Inc.[1]	940,500	343,226
Humana Inc.	993,200	246,383
Hologic, Inc.[1]	5,413,398	231,423
Regeneron Pharmaceuticals, Inc.[1]	609,500	229,148
Centene Corp.[1]	2,243,000	226,274
Thermo Fisher Scientific Inc.	995,000	188,931
Aetna Inc.	1,024,600	184,828
Boston Scientific Corp.[1]	7,255,000	179,851
Illumina, Inc.[1]	775,000	169,330
Other securities		484,614

		3,259,476

Financials 9.34%

Wells Fargo & Co.	7,150,000	433,790
Goldman Sachs Group, Inc.	922,400	234,991
JPMorgan Chase & Co.	1,947,000	208,212
PNC Financial Services Group, Inc.	1,083,600	156,353
BlackRock, Inc.	289,000	148,462
Legal & General Group PLC[2]	40,158,246	147,823
Other securities		1,004,043

		2,333,674

American Funds Insurance Series      53

Growth Fund

Common stocks (continued)

	Shares	Value (000)

Energy 7.37%

Concho Resources Inc.[1]	1,870,000	$280,911
EOG Resources, Inc.	2,402,400	259,243
Suncor Energy Inc.	4,588,116	168,450
Noble Energy, Inc.	5,663,000	165,020
Chevron Corp.	1,200,000	150,228
Other securities		818,012

		1,841,864

Industrials 6.62%

Boeing Co.	1,035,000	305,232
MTU Aero Engines AG2	941,034	168,310
Other securities		1,180,463

		1,654,005

Consumer staples 2.26%

Constellation Brands, Inc., Class A	815,000	186,285
Kerry Group PLC, Class A2	1,300,000	145,792
Other securities		231,411

		563,488

Other 2.30%

Other securities		574,854

Miscellaneous 2.53%

Other common stocks in initial period of acquisition		632,462

Total common stocks (cost: $13,998,793,000)		23,453,357

Convertible stocks 0.04%

Consumer discretionary 0.04%
Other securities		9,173

Total convertible stocks (cost: $10,650,000)		9,173

Short-term securities 6.31%

	Principal amount (000)

Federal Home Loan Bank 1.10%–1.30% due 1/12/2018–2/28/2018	$477,100	476,535
Procter & Gamble Co. 1.20%–1.30% due 1/2/2018–2/13/2018[3]	196,000	195,793
U.S. Treasury Bills 1.17%–1.56% due 2/1/2018–11/8/2018	253,200	252,016
Other securities		652,388

Total short-term securities (cost: $1,576,948,000)		1,576,732

Total investment securities 100.22% (cost: $15,586,391,000)		25,039,262
Other assets less liabilities (0.22)%		(53,804)

Net assets 100.00%		$24,985,458

This summary investment portfolio is designed to streamline the report and help investors better focus on the fund’s principal holdings. See the inside back cover for details on how to obtain a complete schedule of portfolio holdings.

As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio. One security in “Other securities” (with a value of $9,173,000, an aggregate cost of $10,650,000, and which represented .04% of the net assets of the fund) was acquired on 5/22/2015 through private placement transactions exempt from registration under the Securities Act of 1933, which may subject it to legal or contractual restrictions on resale.

54      American Funds Insurance Series

Growth Fund

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

[1]	Security did not produce income during the last 12 months.
[2]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in “Miscellaneous“ and “Other securities,“ was $1,648,959,000, which represented 6.60% of the net assets of the fund. This amount includes $1,614,318,000 related to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.
[3]	Acquired in a transaction exempt from registration under Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities, including those in “Other securities,“ was $720,144,000, which represented 2.88% of the net assets of the fund.

Key to abbreviation

ADR = American Depositary Receipts

See Notes to Financial Statements

American Funds Insurance Series      55

International Fund

Summary investment portfolio December 31, 2017

Common stocks 90.84%

	Shares	Value (000)

Financials 17.81%

AIA Group Ltd.[1]	40,078,700	$341,804
HDFC Bank Ltd.[1]	8,416,569	248,893
HDFC Bank Ltd. (ADR)	130,800	13,298
Prudential PLC[1]	5,142,265	132,208
UniCredit SpA[1,2]	6,989,092	130,202
Kotak Mahindra Bank Ltd.[1]	6,186,048	97,828
Barclays PLC[1]	34,317,708	93,571
Credit Suisse Group AG1	4,798,789	85,420
BNP Paribas SA1	1,002,776	74,781
Sberbank of Russia PJSC (ADR)[1]	4,290,850	72,627
Axis Bank Ltd.[1,3,4]	8,530,055	68,289
Other securities		379,123

		1,738,044

Information technology 12.06%

Samsung Electronics Co., Ltd.[1]	128,338	304,909
Tencent Holdings Ltd.[1]	4,644,687	240,107
Alibaba Group Holding Ltd. (ADR)[2]	1,361,800	234,815
ASML Holding NV1	628,834	109,095
Other securities		287,922

		1,176,848

Consumer discretionary 11.34%

Galaxy Entertainment Group Ltd.[1]	16,681,000	133,389
Techtronic Industries Co. Ltd.[1]	15,689,500	102,262
Kering SA1	208,638	98,357
Hyundai Motor Co.[1]	672,100	97,915
Naspers Ltd., Class N1	334,100	93,090
Altice NV, Class A1,2	7,541,269	78,890
Other securities		503,026

		1,106,929

Health care 9.80%

Novartis AG1	1,967,000	166,294
Grifols, SA, Class B, preferred nonvoting, non-registered shares[1]	3,304,730	75,819
Grifols, SA, Class A, non-registered shares[1]	881,000	25,761
Grifols, SA, Class B (ADR)	793,690	18,191
Takeda Pharmaceutical Co. Ltd.[1]	1,704,000	96,475
Sysmex Corp.[1]	1,055,000	83,074
Fresenius SE & Co. KGaA[1]	1,040,000	80,975
Teva Pharmaceutical Industries Ltd. (ADR)	4,217,300	79,918
Other securities		329,344

		955,851

Industrials 9.17%

Airbus SE, non-registered shares[1]	2,926,849	290,653
Komatsu Ltd.[1]	3,339,000	120,950
Rolls-Royce Holdings PLC[1,2]	10,478,900	119,259
Nidec Corp.[1]	503,200	70,636
Other securities		292,827

		894,325

Consumer staples 8.15%

Pernod Ricard SA1	717,437	113,564
Nestlé SA1	1,317,700	113,233
AMOREPACIFIC Corp.[1]	349,892	99,376
British American Tobacco PLC[1]	1,401,000	94,554
Associated British Foods PLC[1]	2,250,488	85,555
Treasury Wine Estates Ltd.[1]	6,529,100	81,210
Other securities		207,476

		794,968

56      American Funds Insurance Series

International Fund

Common stocks

	Shares	Value (000)

Materials 5.72%

Asahi Kasei Corp.[1]	7,293,000	$93,949
Nitto Denko Corp.[1]	893,000	79,374
First Quantum Minerals Ltd.	5,407,000	75,750
Vale SA, ordinary nominative (ADR)	6,023,339	73,665
Vale SA, ordinary nominative	102,481	1,244
Other securities		233,697

		557,679

Utilities 5.28%

Power Grid Corp. of India Ltd.[1]	33,878,213	106,142
Ørsted AS1	1,580,324	86,097
ENN Energy Holdings Ltd.[1]	10,716,000	76,029
Other securities		247,089

		515,357

Energy 4.71%

Royal Dutch Shell PLC, Class B1	3,359,624	113,310
Royal Dutch Shell PLC, Class A1	2,219,608	74,305
Other securities		272,062

		459,677

Telecommunication services 2.50%

Nippon Telegraph and Telephone Corp.[1]	2,323,000	109,310
SoftBank Group Corp.[1]	911,900	72,043
Other securities		62,916

		244,269

Real estate 1.95%

CK Asset Holdings Ltd.[1]	12,918,528	112,920
Other securities		77,784

		190,704

Miscellaneous 2.35%

Other common stocks in initial period of acquisition		229,314

Total common stocks (cost: $6,662,362,000)		8,863,965

Rights & warrants 0.07%

Miscellaneous 0.07%

Other rights & warrants in initial period of acquisition		6,390

Total rights & warrants (cost: $5,434,000)		6,390

Bonds, notes & other debt instruments 0.73%

	Principal amount (000)

Corporate bonds & notes 0.40%

Materials 0.39%

First Quantum Minerals Ltd. 7.00%–7.25% 2021–2022[4]	$29,445	30,965
Other securities		7,014

		37,979

Energy 0.01%

Other securities		991

Total corporate bonds & notes		38,970

U.S. Treasury bonds & notes 0.20%

U.S. Treasury 0.20%

Other securities		19,983

American Funds Insurance Series      57

International Fund

Bonds, notes & other debt instruments (continued)

	Principal amount (000)	Value (000)
Bonds & notes of governments & government agencies outside the U.S. 0.13%
Other securities		$12,485

Total bonds, notes & other debt instruments (cost: $60,483,000)		71,438

Short-term securities 8.34%

BNP Paribas Finance Inc. 1.72% due 2/22/2018[4]	$50,000	49,875
Federal Home Loan Bank 1.19%–1.29% due 1/9/2018–2/9/2018	170,000	169,813
Toronto-Dominion Bank 1.45% due 3/16/2018[4]	71,200	70,941
Other securities		523,191

Total short-term securities (cost: $813,936,000)		813,820

Total investment securities 99.98% (cost: $7,542,215,000)		9,755,613
Other assets less liabilities 0.02%		2,209

Net assets 100.00%		$9,757,822

This summary investment portfolio is designed to streamline the report and help investors better focus on the fund’s principal holdings. See the inside back cover for details on how to obtain a complete schedule of portfolio holdings.

As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio.

Forward currency contracts

Contract amount				Unrealized depreciation
Purchases (000)	Sales (000)	Counterparty	Settlement date	at 12/31/2017 (000)
USD 26,911	INR 1,744,071	Bank of America, N.A.	1/16/2018	$(355)

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

[1]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in “Miscellaneous“ and “Other securities,“ was $7,999,131,000, which represented 81.98% of the net assets of the fund. This amount includes $7,669,394,000 related to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.
[2]	Security did not produce income during the last 12 months.
[3]	Acquired through a private placement transaction exempt from registration under the Securities Act of 1933. May be subject to legal or contractual restrictions on resale. Further details on this holding appear below.
[4]	Acquired in a transaction exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities, including those in “Other securities,“ was $604,006,000, which represented 6.19% of the net assets of the fund.

Private placement security	Acquisition dates	Cost (000)	Value (000)	Percent of net assets
Axis Bank Ltd.	11/14/2017-12/18/2017	$60,701	$68,289.70%

Key to abbreviations and symbol

ADR = American Depositary Receipts

INR = Indian rupees

USD/$ = U.S. dollars

See Notes to Financial Statements

58      American Funds Insurance Series

New World Fund

Summary investment portfolio December 31, 2017

Common stocks 91.02%

	Shares	Value (000)

Information technology 25.59%

Taiwan Semiconductor Manufacturing Co., Ltd.[1]	9,887,000	$75,972
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	700,000	27,755
United Microelectronics Corp.[1]	207,154,634	98,512
Alphabet Inc., Class C2	73,700	77,120
Alphabet Inc., Class A2	16,900	17,802
Murata Manufacturing Co., Ltd.[1]	584,000	78,054
Baidu, Inc., Class A (ADR)[2]	332,600	77,898
Samsung Electronics Co., Ltd.[1]	18,500	43,953
Samsung Electronics Co., Ltd., nonvoting preferred[1]	7,750	15,108
Intel Corp.	1,279,460	59,060
Alibaba Group Holding Ltd. (ADR)[2]	336,537	58,029
Broadcom Ltd.	159,750	41,040
Microsoft Corp.	369,000	31,564
Renesas Electronics Corp.[1,2]	2,461,800	28,496
AAC Technologies Holdings Inc.[1]	1,316,563	23,415
TravelSky Technology Ltd., Class H1	7,580,456	22,717
Other securities		127,658

		904,153

Financials 11.18%

HDFC Bank Ltd.[1]	1,964,100	58,082
HDFC Bank Ltd. (ADR)	208,400	21,188
Grupo Financiero Galicia SA, Class B (ADR)	1,123,355	73,973
BM&FBOVESPA SA - Bolsa de Valores, Mercadorias e Futuros, ordinary nominative	7,928,300	54,447
AIA Group Ltd.[1]	4,611,600	39,329
Sberbank of Russia PJSC (ADR)[1]	1,150,000	19,465
Sberbank of Russia PJSC (ADR)	682,500	11,623
Industrial and Commercial Bank of China Ltd., Class H1	27,600,000	22,133
Other securities		94,647

		394,887

Consumer discretionary 9.02%

Maruti Suzuki India Ltd.[1]	244,640	37,232
Kroton Educacional SA, ordinary nominative	6,457,000	35,817
Sony Corp.[1]	700,000	31,443
Naspers Ltd., Class N1	111,519	31,073
MakeMyTrip Ltd., non-registered shares[2]	871,500	26,014
Other securities		157,138

		318,717

Energy 8.62%

Reliance Industries Ltd.[1]	13,230,790	190,875
Royal Dutch Shell PLC, Class B1	1,050,000	35,413
Royal Dutch Shell PLC, Class A1	21,628	724
Other securities		77,508

		304,520

Consumer staples 8.07%

British American Tobacco PLC[1]	1,494,000	100,831
CP ALL PCL[1]	17,121,500	40,421
Nestlé SA1	312,196	26,828
Lenta Ltd. (GDR)[1,2]	4,126,200	24,008
Lenta Ltd. (GDR)[1,2,3]	244,500	1,423
Foshan Haitian Flavouring and Food Co. Ltd., Class A1	2,250,000	18,584
Other securities		73,058

		285,153

American Funds Insurance Series      59

New World Fund

Common stocks (continued)

	Shares	Value (000)

Materials 7.77%

Randgold Resources Ltd.[1]	529,600	$52,539
Vale SA, ordinary nominative	4,093,786	49,687
First Quantum Minerals Ltd.	2,580,100	36,146
En+ Group PLC (GDR)[1,3]	1,886,800	26,038
Glencore PLC[1]	4,840,000	25,465
Klabin SA, units	4,219,400	22,387
Other securities		62,187

		274,449

Industrials 6.22%

Airbus SE, non-registered shares[1]	612,229	60,798
Eicher Motors Ltd.[1]	118,200	56,103
Grupo Aeroportuario del Sureste, SA de CV, Series B	1,315,200	23,951
Other securities		78,759

		219,611

Health care 4.44%

Hypermarcas SA, ordinary nominative	4,168,700	45,242
CSL Ltd.[1]	268,500	29,552
Other securities		82,021

		156,815

Telecommunication services 2.49%

SoftBank Group Corp.[1]	738,000	58,304
Other securities		29,559

		87,863

Utilities 1.88%

Infraestructura Energética Nova, SAB de CV	6,831,495	33,510
Other securities		32,956

		66,466

Real estate 1.08%

American Tower Corp. REIT	236,800	33,784
Other securities		4,281

		38,065

Miscellaneous 4.66%

Other common stocks in initial period of acquisition		164,831

Total common stocks (cost: $2,398,030,000)		3,215,530

Preferred securities 0.04%

Miscellaneous 0.04%

Meituan Corp., Series C, 8.00% noncumulative[1,2,4]	239,754	1,340

Total preferred securities (cost: $1,340,000)		1,340

Rights & warrants 1.78%

Consumer staples 1.58%

Hypermarcas SA, ordinary nominative[1,3]	5,330,000	44,024
Other securities		11,891

		55,915

Consumer discretionary 0.20%

Other securities		6,895

Total rights & warrants (cost: $40,814,000)		62,810

60      American Funds Insurance Series

New World Fund

Bonds, notes & other debt instruments 2.75%

	Principal amount (000)	Value (000)

Bonds & notes of governments & government agencies outside the U.S. 2.27%

Other securities		$80,078

Corporate bonds & notes 0.45%

Materials 0.01%

Vale SA 6.25% 2026	$405	470

Other 0.44%

Other securities		15,552

U.S. Treasury bonds & notes 0.03%

U.S. Treasury 0.03%

Other securities		999

Total bonds, notes & other debt instruments (cost: $93,990,000)		97,099

Short-term securities 4.85%

Bank of Montreal 1.70% due 3/15/2018	25,000	25,002
Federal Home Loan Bank 1.25%–1.31% due 2/5/2018–3/28/2018	76,900	76,758
Liberty Street Funding Corp. 1.78% due 3/21/2018[3]	25,000	24,901
Other securities		44,711

Total short-term securities (cost: $171,305,000)		171,372

Total investment securities 100.44% (cost: $2,705,479,000)		3,548,151
Other assets less liabilities (0.44)%		(15,438)

Net assets 100.00%		$3,532,713

This summary investment portfolio is designed to streamline the report and help investors better focus on the fund’s principal holdings. See the inside back cover for details on how to obtain a complete schedule of portfolio holdings.

As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio.

American Funds Insurance Series      61

New World Fund

Forward currency contracts

Contract amount						Unrealized appreciation (depreciation)
Purchases (000)		Sales (000)		Counterparty	Settlement date	at 12/31/2017 (000)
USD	116	MXN	2,100	JPMorgan Chase	1/4/2018	$9
USD	910	BRL	3,000	JPMorgan Chase	1/5/2018	6
USD	4,477	INR	289,525	JPMorgan Chase	1/5/2018	(55)
USD	1,426	BRL	4,600	JPMorgan Chase	1/11/2018	42
USD	514	BRL	1,700	JPMorgan Chase	1/16/2018	3
USD	687	INR	44,350	Citibank	1/16/2018	(7)
USD	1,224	ZAR	16,605	Goldman Sachs	1/17/2018	(115)
USD	314	EUR	265	HSBC Bank	1/18/2018	(4)
USD	450	TRY	1,775	Bank of America, N.A.	1/18/2018	(15)
USD	1,452	ZAR	19,250	Barclays Bank PLC	1/24/2018	(97)
USD	1,369	JPY	153,000	Bank of America, N.A.	2/15/2018	8
USD	562	JPY	63,000	UBS AG	2/23/2018	1
USD	633	EUR	530	HSBC Bank	2/23/2018	(5)
USD	1,807	INR	120,000	Citibank	3/26/2018	(52)
USD	151	EUR	125	Bank of America, N.A.	12/13/2018	(2)
USD	1,828	EUR	1,520	Bank of America, N.A.	12/13/2018	(40)

						$(323)

[1]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in “Miscellaneous“ and “Other securities,“ was $2,022,785,000, which represented 57.26% of the net assets of the fund. This amount includes $1,899,212,000 related to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.
[2]	Security did not produce income during the last 12 months.
[3]	Acquired in a transaction exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities, including those in “Other securities,“ was $160,176,000, which represented 4.53% of the net assets of the fund.
[4]	Value determined using significant unobservable inputs.

Key to abbreviations and symbol

ADR = American Depositary Receipts

BRL = Brazilian reais

EUR = Euros

GDR = Global Depositary Receipts

INR = Indian rupees

JPY = Japanese yen

MXN = Mexican pesos

TRY = Turkish lira

USD/$ = U.S. dollars

ZAR = South African rand

See Notes to Financial Statements

62      American Funds Insurance Series

Blue Chip Income and Growth Fund

Summary investment portfolio December 31, 2017

Common stocks 96.25%

	Shares	Value (000)

Health care 19.17%

AbbVie Inc.	6,761,500	$653,905
Amgen Inc.	2,366,500	411,534
Teva Pharmaceutical Industries Ltd. (ADR)	10,833,800	205,300
Abbott Laboratories	2,945,000	168,071
Gilead Sciences, Inc.	1,808,012	129,526
Medtronic PLC	900,000	72,675
Bristol-Myers Squibb Co.	1,125,000	68,940
Other securities		87,621

		1,797,572

Financials 13.44%

JPMorgan Chase & Co.	3,884,900	415,451
Wells Fargo & Co.	6,013,000	364,809
Prudential Financial, Inc.	2,649,000	304,582
American International Group, Inc.	1,506,300	89,745
Other securities		85,952

		1,260,539

Information technology 11.95%

Intel Corp.	8,432,200	389,230
Texas Instruments Inc.	2,630,000	274,677
Microsoft Corp.	2,184,000	186,819
Apple Inc.	694,180	117,476
Western Union Co.	5,375,000	102,179
Other securities		50,629

		1,121,010

Industrials 11.36%

CSX Corp.	4,616,500	253,954
General Electric Co.	10,209,000	178,147
General Dynamics Corp.	861,000	175,170
Illinois Tool Works Inc.	650,000	108,453
Union Pacific Corp.	750,000	100,575
Boeing Co.	329,000	97,025
Rockwell Automation	450,000	88,358
United Technologies Corp.	500,000	63,785

		1,065,467

Consumer staples 10.68%

Altria Group, Inc.	2,754,000	196,663
Kimberly-Clark Corp.	1,395,800	168,417
Kellogg Co.	2,152,800	146,347
Philip Morris International Inc.	1,250,000	132,063
Mondelez International, Inc.	1,580,000	67,624
Kraft Heinz Co.	776,666	60,394
Other securities		229,727

		1,001,235

Telecommunication services 8.47%

Verizon Communications Inc.	9,609,171	508,614
AT&T Inc.	4,181,000	162,557
CenturyLink, Inc.	7,398,800	123,412

		794,583

Energy 7.82%

Canadian Natural Resources, Ltd.	6,284,000	224,464
Exxon Mobil Corp.	2,054,000	171,797
EOG Resources, Inc.	1,555,000	167,800
Halliburton Co.	2,419,700	118,251
Other securities		51,217

		733,529

American Funds Insurance Series      63

Blue Chip Income and Growth Fund

Common stocks (continued)

	Shares	Value (000)

Consumer discretionary 5.55%

Twenty-First Century Fox, Inc., Class A	3,955,900	$136,597
Marriott International, Inc., Class A	671,000	91,075
McDonald’s Corp.	500,000	86,060
General Motors Co.	2,000,000	81,980
Viacom Inc., Class B	2,112,850	65,097
Royal Caribbean Cruises Ltd.	500,000	59,640

		520,449

Materials 2.77%

Freeport-McMoRan Inc.[1]	6,163,000	116,851
Other securities		142,876

		259,727

Other 1.19%

Other securities		112,331

Miscellaneous 3.85%

Other common stocks in initial period of acquisition		361,132

Total common stocks (cost: $6,732,682,000)		9,027,574

Short-term securities 3.72%

	Principal amount (000)

Cisco Systems, Inc. 1.23%-1.60% due 1/10/2018-3/6/2018[2]	$104,400	104,238
Federal Home Loan Bank 1.09%-1.24% due 1/10/2018-1/26/2018	75,800	75,772
General Electric Co. 1.42% due 1/2/2018	21,200	21,197
Microsoft Corp. 1.41% due 2/14/2018[2]	25,300	25,252
Other securities		122,735

Total short-term securities (cost: $349,269,000)		349,194

Total investment securities 99.97% (cost: $7,081,951,000)		9,376,768
Other assets less liabilities 0.03%		3,081

Net assets 100.00%		$9,379,849

This summary investment portfolio is designed to streamline the report and help investors better focus on the fund’s principal holdings. See the inside back cover for details on how to obtain a complete schedule of portfolio holdings.

As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio.

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

[1]	Security did not produce income during the last 12 months.
[2]	Acquired in a transaction exempt from registration under Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities, including those in “Other securities,“ was $166,417,000, which represented 1.77% of the net assets of the fund.

Key to abbreviation

ADR = American Depositary Receipts

See Notes to Financial Statements

64      American Funds Insurance Series

Global Growth and Income Fund

Summary investment portfolio December 31, 2017

Common stocks 93.68%

	Shares	Value (000)

Information technology 23.74%

Nintendo Co., Ltd.[1]	249,000	$90,649
Taiwan Semiconductor Manufacturing Co., Ltd.[1]	9,226,800	70,899
Microsoft Corp.	807,000	69,031
Broadcom Ltd.	137,000	35,195
United Microelectronics Corp.[1]	68,320,000	32,489
AAC Technologies Holdings Inc.[1]	1,503,500	26,739
Murata Manufacturing Co., Ltd.[1]	190,000	25,395
Facebook, Inc., Class A2	120,000	21,175
Apple Inc.	118,000	19,969
TE Connectivity Ltd.	200,000	19,008
Alibaba Group Holding Ltd. (ADR)[2]	104,000	17,933
TEMENOS Group AG (Switzerland)[1]	128,000	16,381
Alphabet Inc., Class C2	9,000	9,418
Alphabet Inc., Class A2	6,000	6,320
MediaTek Inc.[1]	1,465,000	14,442
Other securities		24,047

		499,090

Financials 10.79%

Prudential PLC[1]	765,000	19,668
Wells Fargo & Co.	272,000	16,502
Blackstone Group LP	453,250	14,513
Other securities		176,199

		226,882

Industrials 10.63%

Airbus SE, non-registered shares[1]	503,000	49,951
Grupo Aeroportuario del Pacífico SAB de CV	2,930,000	30,114
Lockheed Martin Corp.	82,300	26,422
Boeing Co.	87,000	25,657
Deutsche Post AG1	523,000	24,845
Aeroflot - Russian Airlines PJSC[1]	6,632,000	15,914
Ryanair Holdings PLC (ADR)[2]	141,375	14,730
Other securities		35,956

		223,589

Consumer staples 8.80%

British American Tobacco PLC[1]	1,285,000	86,725
Nestlé SA1	558,700	48,010
Other securities		50,309

		185,044

Consumer discretionary 8.45%

Home Depot, Inc.	122,000	23,123
Vivendi SA1	715,200	19,232
Amazon.com, Inc.[2]	16,000	18,711
Sony Corp.[1]	375,000	16,845
Nitori Holdings Co., Ltd.[1]	105,000	14,972
Other securities		84,714

		177,597

Health care 7.15%

UnitedHealth Group Inc.	215,100	47,421
Centene Corp.[2]	212,000	21,387
Hypermarcas SA, ordinary nominative	1,662,000	18,037
Other securities		63,489

		150,334

American Funds Insurance Series      65

Global Growth and Income Fund

Common stocks (continued)

	Shares	Value (000)
Energy 6.18%

Reliance Industries Ltd.[1]	2,915,148	$42,056
BP PLC[1]	4,570,206	32,231
Royal Dutch Shell PLC, Class B (ADR)	242,000	16,526
Royal Dutch Shell PLC, Class B1	325,000	10,961
Royal Dutch Shell PLC, Class A (ADR)	7,395	494
Coal India Ltd.[1]	4,310,000	17,756
Other securities		9,987

		130,011

Materials 5.87%

Century Aluminum Co.[2]	1,650,000	32,406
Randgold Resources Ltd.[1]	271,100	26,895
James Hardie Industries PLC (CDI)[1]	850,000	14,963
Other securities		49,157

		123,421

Real estate 3.48%

Gaming and Leisure Properties, Inc. REIT	604,000	22,348
MGM Growth Properties LLC REIT, Class A	676,200	19,711
Other securities		31,028

		73,087

Utilities 2.24%

Ørsted AS1	491,552	26,780
Other securities		20,311

		47,091

Telecommunication services 1.74%

Verizon Communications Inc.	415,000	21,966
Other securities		14,635

		36,601

Miscellaneous 4.61%

Other common stocks in initial period of acquisition		96,833

Total common stocks (cost: $1,460,247,000)		1,969,580

Convertible bonds 0.31%
	Principal amount (000)
Miscellaneous 0.31%

Other convertible bonds in initial period of acquisition		6,622

Total convertible bonds (cost: $6,003,000)		6,622

Bonds, notes & other debt instruments 2.00%

Corporate bonds & notes 1.95%

Telecommunication services 1.67%

Sprint Corp. 7.25% 2021	$33,000	35,021

Health care 0.28%

Other securities		5,975

U.S. Treasury bonds & notes 0.05%

U.S. Treasury 0.05%

Other securities		999

Total bonds, notes & other debt instruments (cost: $38,839,000)		41,995

66      American Funds Insurance Series

Global Growth and Income Fund

Short-term securities 4.19%

	Principal amount (000)	Value (000)

Caisse d’Amortissement de la Dette Sociale 1.35% due 1/4/2018[3]	$15,000	$14,997
Canadian Imperial Holdings Inc. 1.52% due 3/8/2018	25,000	24,926
Federal Home Loan Bank 1.28% due 2/5/2018	34,700	34,660
Other securities		13,546

Total short-term securities (cost: $88,134,000)		88,129

Total investment securities 100.18% (cost: $1,593,223,000)		2,106,326
Other assets less liabilities (0.18)%		(3,880)

Net assets 100.00%		$2,102,446

This summary investment portfolio is designed to streamline the report and help investors better focus on the fund’s principal holdings. See the inside back cover for details on how to obtain a complete schedule of portfolio holdings.

As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio.

[1]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in “Miscellaneous“ and “Other securities,“ was $1,083,748,000, which represented 51.55% of the net assets of the fund. This entire amount relates to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.
[2]	Security did not produce income during the last 12 months.
[3]	Acquired in a transaction exempt from registration under Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities, including those in “Other securities,“ was $18,995,000, which represented .90% of the net assets of the fund.

Key to abbreviations

ADR = American Depositary Receipts

CDI = CREST Depository Interest

See Notes to Financial Statements

American Funds Insurance Series    67

Growth-Income Fund

Summary investment portfolio December 31, 2017

Common stocks 94.11%

	Shares	Value (000)

Information technology 16.93%

Microsoft Corp.	8,905,427	$761,770
Alphabet Inc., Class A1	373,700	393,655
Alphabet Inc., Class C1	309,284	323,635
Texas Instruments Inc.	4,723,259	493,297
Broadcom Ltd.	1,715,390	440,684
Intel Corp.	9,418,000	434,735
Apple Inc.	1,793,300	303,480
Accenture PLC, Class A	1,654,500	253,287
QUALCOMM Inc.	3,519,175	225,298
Other securities		1,566,268

		5,196,109

Consumer discretionary 16.28%

Amazon.com, Inc.[1]	1,044,100	1,221,044
Netflix, Inc.[1]	3,533,077	678,209
Twenty-First Century Fox, Inc., Class A	8,541,000	294,921
Twenty-First Century Fox, Inc., Class B	595,000	20,301
Comcast Corp., Class A	6,346,200	254,165
Home Depot, Inc.	1,243,000	235,586
NIKE, Inc., Class B	2,954,200	184,785
Other securities		2,107,272

		4,996,283

Health care 14.86%

AbbVie Inc.	8,376,600	810,101
Amgen Inc.	2,761,983	480,309
UnitedHealth Group Inc.	1,513,596	333,687
Stryker Corp.	2,006,441	310,677
Gilead Sciences, Inc.	4,284,100	306,913
Express Scripts Holding Co.[1]	3,627,500	270,757
Humana Inc.	938,500	232,814
Abbott Laboratories	3,808,000	217,323
Merck & Co., Inc.	3,714,380	209,008
Illumina, Inc.[1]	867,550	189,551
Other securities		1,198,546

		4,559,686

Financials 10.94%

JPMorgan Chase & Co.	4,639,300	496,127
Wells Fargo & Co.	4,306,000	261,245
Bank of New York Mellon Corp.	4,599,400	247,724
Intercontinental Exchange, Inc.	2,541,065	179,298
Other securities		2,172,144

		3,356,538

Industrials 9.48%

CSX Corp.	5,387,000	296,339
BWX Technologies, Inc.	4,772,174	288,669
General Dynamics Corp.	1,342,100	273,050
Airbus SE, non-registered shares[2]	2,117,764	210,306
Textron Inc.	3,456,100	195,581
Union Pacific Corp.	1,404,933	188,402
General Electric Co.	10,538,000	183,888
Other securities		1,274,657

		2,910,892

68      American Funds Insurance Series

Growth-Income Fund

Common stocks

	Shares	Value (000)

Consumer staples 7.51%

British American Tobacco PLC[2]	3,746,100	$252,826
British American Tobacco PLC (ADR)	494,440	33,122
Philip Morris International Inc.	2,702,430	285,512
Coca-Cola Co.	5,964,900	273,670
Other securities		1,459,289

		2,304,419

Energy 6.38%

TOTAL SA2	4,561,625	251,689
EOG Resources, Inc.	2,277,300	245,743
Chevron Corp.	1,646,900	206,175
Other securities		1,254,386

		1,957,993

Materials 4.46%

Celanese Corp., Series A	2,573,233	275,542
Vale SA, ordinary nominative (ADR)	17,367,884	212,409
Vale SA, ordinary nominative	4,147,848	50,343
DowDuPont Inc.	3,554,100	253,123
Freeport-McMoRan Inc.[1]	9,055,000	171,683
Other securities		405,702

		1,368,802

Telecommunication services 1.96%

Verizon Communications Inc.	10,912,400	577,593
Other securities		23,231

		600,824

Real estate 1.74%

Other securities		535,421

Utilities 0.82%

Sempra Energy	1,824,600	195,086
Other securities		56,171

		251,257

Mutual funds 0.18%

Other securities		55,129

Miscellaneous 2.57%

Other common stocks in initial period of acquisition		789,777

Total common stocks (cost: $20,214,067,000)		28,883,130

Convertible stocks 0.04%

Financials 0.02%

Other securities		5,450

Miscellaneous 0.02%

Other convertible stocks in initial period of acquisition		6,192

Total convertible stocks (cost: $11,900,000)		11,642

Convertible bonds 0.35%

	Principal amount (000)

Other 0.35%

Other securities		107,354

Total convertible bonds (cost: $71,028,000)		107,354

American Funds Insurance Series      69

Growth-Income Fund

Bonds, notes & other debt instruments 0.18%

	Principal amount (000)	Value (000)

U.S. Treasury bonds & notes 0.18%

U.S. Treasury 0.18%

Other securities		$56,489

Total bonds, notes & other debt instruments (cost: $60,201,000)		56,489

Short-term securities 5.38%

Apple Inc. 1.50% due 2/20/2018[3]	$50,000	49,892
Chariot Funding, LLC 1.45%-1.50% due 3/14/2018-3/19/2018[3]	48,000	47,822
Coca-Cola Co. 1.26% due 1/31/2018[3]	50,000	49,932
Federal Home Loan Bank 1.12%-1.31% due 1/3/2018-3/2/2018	323,700	323,272
Freddie Mac 1.08%-1.28% due 1/26/2018-4/6/2018	223,948	223,415
Microsoft Corp. 1.30% due 1/23/2018[3]	59,300	59,241
Other securities		897,684

Total short-term securities (cost: $1,651,541,000)		1,651,258

Total investment securities 100.06% (cost: $22,008,737,000)		30,709,873
Other assets less liabilities (0.06)%		(17,511)

Net assets 100.00%		$30,692,362

This summary investment portfolio is designed to streamline the report and help investors better focus on the fund’s principal holdings. See the inside back cover for details on how to obtain a complete schedule of portfolio holdings.

As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio. One security in “Other securities” (with a value of $5,450,000, an aggregate cost of $6,000,000, and which represented .02% of the net assets of the fund) was acquired on 6/28/2012 through private placement transactions exempt from registration under the Securities Act of 1933, which may subject it to legal or contractual restrictions on resale.

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

[1]	Security did not produce income during the last 12 months.
[2]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in “Miscellaneous“ and “Other securities,“ was $2,958,273,000, which represented 9.64% of the net assets of the fund. This amount includes $2,749,134,000 related to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.
[3]	Acquired in a transaction exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities, including those in “Other securities,“ was $1,049,318,000, which represented 3.42% of the net assets of the fund.

Key to abbreviation

ADR = American Depositary Receipts

See Notes to Financial Statements

70      American Funds Insurance Series

International Growth and Income Fund

Summary investment portfolio December 31, 2017

Common stocks 90.99%

	Shares	Value (000)

Financials 22.93%

HDFC Bank Ltd.[1]	1,228,800	$36,338
Banco Santander, SA1	4,488,061	29,430
Zurich Insurance Group AG1	92,200	28,041
KB Financial Group Inc.[1]	356,500	21,078
Intesa Sanpaolo SpA[1]	5,900,000	19,568
Sberbank of Russia PJSC (ADR)[1]	1,141,660	19,324
Prudential PLC[1]	738,000	18,974
St. James’s Place PLC[1]	1,048,000	17,323
UniCredit SpA[1,2]	914,400	17,035
AIA Group Ltd.[1]	1,833,000	15,632
Sumitomo Mitsui Financial Group, Inc.[1]	308,000	13,302
Itaú Unibanco Holding SA, preferred nominative (ADR)	991,300	12,887
Sampo Oyj, Class A1	203,000	11,152
Lloyds Banking Group PLC[1]	11,968,000	10,959
Other securities		64,168

		335,211

Consumer staples 9.11%

British American Tobacco PLC[1]	437,600	29,534
Pernod Ricard SA1	128,650	20,364
Philip Morris International Inc.	153,475	16,215
Imperial Brands PLC[1]	316,016	13,505
Other securities		53,616

		133,234

Industrials 8.38%

Shanghai International Airport Co., Ltd., Class A1	5,134,562	35,457
Airbus SE, non-registered shares[1]	253,960	25,220
ASSA ABLOY AB, Class B1	681,100	14,133
Other securities		47,672

		122,482

Utilities 8.02%

Ørsted AS1	497,000	27,077
EDP - Energias de Portugal, SA1	6,947,820	24,049
Korea Electric Power Corp.[1]	346,800	12,358
Power Assets Holdings Ltd.[1]	1,313,000	11,081
CK Infrastructure Holdings Ltd.[1]	1,282,000	11,006
Other securities		31,740

		117,311

Information technology 7.86%

Samsung Electronics Co., Ltd.[1]	14,996	35,628
Taiwan Semiconductor Manufacturing Co., Ltd.[1]	3,840,000	29,507
ASML Holding NV1	68,600	11,901
Flex Ltd.[2]	647,500	11,648
Other securities		26,180

		114,864

Health care 7.72%

Novartis AG1	341,145	28,841
Hikma Pharmaceuticals PLC[1]	1,317,700	20,164
Fresenius SE & Co. KGaA[1]	165,000	12,847
Teva Pharmaceutical Industries Ltd. (ADR)	662,000	12,545
Daiichi Sankyo Co., Ltd.[1]	451,900	11,770
Other securities		26,718

		112,885

American Funds Insurance Series      71

International Growth and Income Fund

Common stocks (continued)

	Shares	Value (000)

Consumer discretionary 7.36%

Toyota Motor Corp.[1]	226,000	$14,472
LVMH Moët Hennessy-Louis Vuitton SE1	48,000	14,100
Naspers Ltd., Class N1	41,000	11,424
Other securities		67,608

		107,604

Real estate 6.09%

CK Asset Holdings Ltd.[1]	3,833,348	33,507
Sun Hung Kai Properties Ltd.[1]	1,760,000	29,318
Daito Trust Construction Co., Ltd.[1]	95,500	19,453
Other securities		6,799

		89,077

Energy 5.53%

Royal Dutch Shell PLC, Class A1	1,780,359	59,601
TOTAL SA1	297,739	16,428
Other securities		4,763

		80,792

Materials 5.03%

Rio Tinto PLC[1]	475,800	25,111
Yara International ASA[1]	343,000	15,700
Other securities		32,641

		73,452

Telecommunication services 2.96%

BT Group PLC[1]	5,623,761	20,591
Nippon Telegraph and Telephone Corp.[1]	409,800	19,283
Other securities		3,419

		43,293

Total common stocks (cost: $1,140,729,000)		1,330,205

Bonds, notes & other debt instruments 2.52%

	Principal amount (000)

Corporate bonds & notes 1.26%

Other 1.26%

Other securities		18,499

Total corporate bonds & notes		18,499

Bonds & notes of governments & government agencies outside the U.S. 1.23%

Other securities		17,993

U.S. Treasury bonds & notes 0.03%

U.S. Treasury 0.03%

U.S. Treasury 0.875% 2018	$420	419

Total bonds, notes & other debt instruments (cost: $33,615,000)		36,911

72      American Funds Insurance Series

International Growth and Income Fund

Short-term securities 6.39%

	Principal amount (000)	Value (000)

Bank of Tokyo-Mitsubishi UFJ, Ltd. 1.53% due 1/18/2018	$21,000	$20,982
U.S. Treasury Bills 1.50% due 6/28/2018	26,300	26,105
United Parcel Service Inc. 1.62% due 3/19/2018[3]	20,000	19,933
Victory Receivables Corp. 1.43% due 1/16/2018[3]	20,900	20,884
Other securities		5,493

Total short-term securities (cost: $93,402,000)		93,397

Total investment securities 99.90% (cost: $1,267,746,000)		1,460,513
Other assets less liabilities 0.10%		1,454

Net assets 100.00%		$1,461,967

This summary investment portfolio is designed to streamline the report and help investors better focus on the fund’s principal holdings. See the inside back cover for details on how to obtain a complete schedule of portfolio holdings.

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio. One security in “Other securities” (with a value of $4,549,000, an aggregate cost of $4,634,000, and which represented .31% of the net assets of the fund) was acquired on 12/18/2017 through private placement transactions exempt from registration under the Securities Act of 1933, which may subject it to legal or contractual restrictions on resale.

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

[1]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in “Other securities,“ was $1,229,130,000, which represented 84.07% of the net assets of the fund. This amount includes $1,188,243,000 related to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.
[2]	Security did not produce income during the last 12 months.
[3]	Acquired in a transaction exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities, including those in “Other securities,“ was $61,360,000, which represented 4.20% of the net assets of the fund.

Key to abbreviation

ADR = American Depositary Receipts

See Notes to Financial Statements

American Funds Insurance Series      73

Capital Income Builder

Summary investment portfolio December 31, 2017

Common stocks 68.87%

	Shares	Value (000)

Energy 10.19%

Occidental Petroleum Corp.	146,900	$10,820
Schlumberger Ltd.	119,800	8,073
Royal Dutch Shell PLC, Class B1	213,240	7,192
Royal Dutch Shell PLC, Class B (ADR)	8,500	581
Royal Dutch Shell PLC, Class A1	101	3
Enbridge Inc. (CAD denominated)	174,970	6,843
Enbridge Inc. (CAD denominated)[1,2]	12,969	497
Williams Companies, Inc.	215,800	6,580
Kinder Morgan, Inc.	359,000	6,487
Inter Pipeline Ltd.	260,000	5,384
Helmerich & Payne, Inc.	76,300	4,932
Other securities		3,170

		60,562

Financials 10.13%

Wells Fargo & Co.	124,600	7,559
CME Group Inc., Class A	39,416	5,757
Sampo Oyj, Class A1	95,858	5,266
Zurich Insurance Group AG1	16,306	4,959
Other securities		36,663

		60,204

Consumer staples 8.82%

Diageo PLC[1]	259,500	9,497
Philip Morris International Inc.	86,020	9,088
Coca-Cola Co.	129,500	5,942
British American Tobacco PLC[1]	79,700	5,379
Imperial Brands PLC[1]	123,800	5,291
Other securities		17,225

		52,422

Information technology 8.46%

Microsoft Corp.	132,120	11,302
QUALCOMM Inc.	172,400	11,037
Taiwan Semiconductor Manufacturing Co., Ltd.[1]	1,005,800	7,729
Intel Corp.	151,900	7,012
Other securities		13,193

		50,273

Consumer discretionary 6.27%

Las Vegas Sands Corp.	176,600	12,272
Greene King PLC[1]	948,000	7,101
Sands China Ltd.[1]	944,000	4,859
Other securities		13,041

		37,273

Telecommunication services 5.93%

Vodafone Group PLC[1]	4,255,100	13,442
HKT Trust and HKT Ltd., units[1]	4,775,340	6,090
Koninklijke KPN NV1	1,553,475	5,420
Other securities		10,311

		35,263

Real estate 4.88%

Crown Castle International Corp. REIT	76,900	8,537
Link REIT[1]	690,500	6,398
Digital Realty Trust, Inc. REIT	51,200	5,832
Other securities		8,255

		29,022

74      American Funds Insurance Series

Capital Income Builder

Common stocks

	Shares	Value (000)

Utilities 4.44%

SSE PLC[1]	397,689	$7,085
PG&E Corp.	115,756	5,189
Other securities		14,125

		26,399

Health care 3.93%

AstraZeneca PLC (ADR)	113,500	3,939
AstraZeneca PLC[1]	39,300	2,697
Roche Holding AG, non-registered shares, nonvoting[1]	23,575	5,963
Other securities		10,752

		23,351

Industrials 3.54%

Airbus SE, non-registered shares[1]	82,392	8,182
Boeing Co.	17,600	5,190
Other securities		7,680

		21,052

Materials 2.06%

DowDuPont Inc.	84,800	6,040
Other securities		6,231

		12,271

Miscellaneous 0.22%

Other common stocks in initial period of acquisition		1,290

Total common stocks (cost: $377,538,000)		409,382

Convertible stocks 2.52%

Real estate 2.52%

American Tower Corp., Series B, 5.50% depository share, convertible preferred 2018	100,400	12,625
Crown Castle International Corp., Series A, 7.00% convertible preferred 2020	2,231	2,342

		14,967

Total convertible stocks (cost: $14,048,000)		14,967

Bonds, notes & other debt instruments 23.70%

	Principal amount (000)

U.S. Treasury bonds & notes 14.63%

U.S. Treasury 13.42%
U.S. Treasury 8.00% 2021	$5,500	6,704
U.S. Treasury 8.125% 2021	8,200	9,933
U.S. Treasury 1.625% 2022	6,050	5,901
U.S. Treasury 1.75% 2022	5,015	4,925
U.S. Treasury 1.875% 2022	9,000	8,879
U.S. Treasury 2.00% 2022	15,000	14,872
U.S. Treasury 2.00% 2025	9,400	9,175
U.S. Treasury 0%-2.88% 2020-2047	24,078	19,350

		79,739

U.S. Treasury inflation-protected securities 1.21%

U.S. Treasury Inflation-Protected Securities 0.38%-0.63% 2025-2027[3]	7,202	7,206

Total U.S. Treasury bonds & notes		86,945

American Funds Insurance Series      75

Capital Income Builder

Bonds, notes & other debt instruments (continued)

	Principal amount (000)	Value (000)
Mortgage-backed obligations 4.78%

Federal agency mortgage-backed obligations 4.70%

Fannie Mae 4.00% 2047[4]	$13,899	$14,559
Fannie Mae 4.50% 2048[4,5]	6,270	6,664
Fannie Mae 4.00% 2046-2047[4]	2,043	2,140
Other securities		4,609

		27,972

Other 0.08%

Other securities		461

Total mortgage-backed obligations		28,433

Corporate bonds & notes 3.62%

Financials 1.19%

Wells Fargo & Co. 3.58%-4.60% 2021-2028	385	406
Other securities		6,647

		7,053

Energy 0.52%

Kinder Morgan, Inc. 5.55% 2045	200	219
Schlumberger BV 3.625% 2022[2]	200	206
Other securities		2,653

		3,078

Consumer staples 0.35%

British American Tobacco PLC 3.557% 2027[2]	600	602
Reynolds American Inc. 6.875% 2020	300	329
Other securities		1,161

		2,092

Industrials 0.09%

General Electric Capital Corp. 5.50% 2020	150	160
Other securities		395

		555

Information technology 0.09%

Microsoft Corp. 4.00% 2021	500	525

Other 1.38%

Other securities		8,211

Total corporate bonds & notes		21,514

Asset-backed obligations 0.67%

Other securities		3,981

Total bonds, notes & other debt instruments (cost: $141,713,000)		140,873

Short-term securities 5.71%

Cisco Systems, Inc. 1.23%-1.60% due 1/10/2018-3/6/2018[2]	13,100	13,081
Federal Home Loan Bank 1.14% due 1/26/2018	8,500	8,493
General Electric Co. 1.42% due 1/2/2018	12,400	12,398

Total short-term securities (cost: $33,975,000)		33,972

Total investment securities 100.80% (cost: $567,274,000)		599,194
Other assets less liabilities (0.80)%		(4,737)

Net assets 100.00%		$594,457

76      American Funds Insurance Series

Capital Income Builder

This summary investment portfolio is designed to streamline the report and help investors better focus on the fund’s principal holdings. See the inside back cover for details on how to obtain a complete schedule of portfolio holdings.

As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio.

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

[1]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in “Miscellaneous“ and “Other securities,“ was $207,660,000, which represented 34.93% of the net assets of the fund. This amount includes $207,107,000 related to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.
[2]	Acquired in a transaction exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities, including those in “Other securities,“ was $18,622,000, which represented 3.13% of the net assets of the fund.
[3]	Index-linked bond whose principal amount moves with a government price index.
[4]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[5]	Purchased on a TBA basis.

Key to abbreviations

ADR = American Depositary Receipts

CAD = Canadian dollars

TBA = To-be-announced

See Notes to Financial Statements

American Funds Insurance Series      77

Asset Allocation Fund

Summary investment portfolio December 31, 2017

Common stocks 64.31%

	Shares	Value (000)

Information technology 17.88%

Microsoft Corp.	10,520,000	$899,881
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	15,001,000	594,790
Taiwan Semiconductor Manufacturing Co., Ltd.[1]	8,600,000	66,083
ASML Holding NV (New York registered)	2,502,100	434,915
VeriSign, Inc.[2]	3,140,000	359,342
Intel Corp.	6,945,000	320,581
Broadcom Ltd.	1,245,000	319,840
Facebook, Inc., Class A2	1,385,000	244,397
Intuit Inc.	1,100,000	173,558
Western Digital Corp.	2,100,000	167,013
Other securities		1,008,412

		4,588,812

Health care 9.26%

UnitedHealth Group Inc.	2,542,000	560,409
Johnson & Johnson	2,850,000	398,202
Aetna Inc.	1,600,000	288,624
Humana Inc.	965,000	239,388
Express Scripts Holding Co.[2]	3,100,000	231,384
Other securities		659,219

		2,377,226

Financials 9.12%

Chubb Ltd.	2,410,000	352,173
JPMorgan Chase & Co.	2,600,000	278,044
Arch Capital Group Ltd.[2]	2,632,000	238,907
First Republic Bank	2,480,000	214,867
Wells Fargo & Co.	3,406,400	206,666
Bank of America Corp.	7,000,000	206,640
Citigroup Inc.	2,750,000	204,628
Other securities		638,415

		2,340,340

Consumer discretionary 6.76%

Comcast Corp., Class A	9,350,000	374,467
Home Depot, Inc.	1,500,000	284,295
Newell Brands Inc.	7,168,500	221,507
Amazon.com, Inc.[2]	160,225	187,378
VF Corp.	2,250,000	166,500
General Motors Co.	3,500,000	143,465
Other securities		357,289

		1,734,901

Energy 5.61%

Noble Energy, Inc.	10,500,000	305,970
Weatherford International PLC[2,3]	56,000,000	233,520
Royal Dutch Shell PLC, Class B (ADR)	2,412,000	164,716
Chevron Corp.	1,279,750	160,212
Suncor Energy Inc.	4,000,000	146,858
Other securities		427,574

		1,438,850

Consumer staples 4.47%

Nestlé SA1	2,908,230	249,910
Nestlé SA (ADR)	900,000	77,373
Philip Morris International Inc.	2,375,000	250,919
Associated British Foods PLC[1]	4,600,000	174,876
British American Tobacco PLC[1]	2,357,400	159,102
Other securities		233,411

		1,145,591

78      American Funds Insurance Series

Asset Allocation Fund

Common stocks

	Shares	Value (000)

Materials 3.59%

DowDuPont Inc.	5,877,000	$418,560
LyondellBasell Industries NV	2,200,000	242,704
Other securities		260,758

		922,022

Industrials 3.38%

Lockheed Martin Corp.	1,262,000	405,165
Boeing Co.	1,239,000	365,393
Other securities		95,622

		866,180

Real estate 1.28%

Other securities		329,533

Telecommunication services 0.39%

Other securities		99,225

Miscellaneous 2.57%

Other common stocks in initial period of acquisition		660,297

Total common stocks (cost: $11,282,199,000)		16,502,977

Convertible stocks 0.05%

Industrials 0.05%

Other securities		12,787

Total convertible stocks (cost: $19,828,000)		12,787

Bonds, notes & other debt instruments 26.66%

	Principal amount (000)

U.S. Treasury bonds & notes 11.42%

U.S. Treasury 9.31%

U.S. Treasury 1.50% 2019	$400,000	398,592
U.S. Treasury 1.25% 2020[4]	318,117	313,985
U.S. Treasury 2.875% 2046	147,158	150,997
U.S. Treasury 0.63%-4.75% 2018-2047	1,531,262	1,524,916

		2,388,490

U.S. Treasury inflation-protected securities 2.11%

U.S. Treasury Inflation-Protected Security 0.625% 2024[5]	215,862	219,605
U.S. Treasury Inflation-Protected Security 1.375% 2044[5]	135,765	156,816
U.S. Treasury Inflation-Protected Securities 0.13%-2.38% 2021-2047[5]	163,593	164,355

		540,776

Total U.S. Treasury bonds & notes		2,929,266

Corporate bonds & notes 8.93%

Energy 1.77%

Noble Energy, Inc. 3.85%-4.95% 2028-2047	11,535	11,662
Other securities		441,692

		453,354

Financials 1.37%

ACE INA Holdings Inc. 2.30%-4.35% 2020-2045	6,905	7,082
Citigroup Inc. 1.70%-3.20% 2018-2026	15,011	14,938
JPMorgan Chase & Co. 2.55%-5.30% 2020-2049	12,277	12,517
Other securities		316,261

		350,798

American Funds Insurance Series      79

Asset Allocation Fund

Bonds, notes & other debt instruments (continued)

	Principal amount (000)	Value (000)

Corporate bonds & notes (continued)

Health care 1.23%

Aetna Inc. 1.70% 2018	$855	$854
Johnson & Johnson 2.25%-3.75% 2022-2047	6,785	6,861
Other securities		307,172

		314,887

Consumer discretionary 0.79%

Comcast Corp. 1.63%-5.88% 2018-2036	9,285	8,908
Home Depot, Inc. 1.80%-4.25% 2020-2046	6,915	7,304
Other securities		187,027

		203,239

Consumer staples 0.52%

Philip Morris International Inc. 1.88%-4.25% 2020-2044	19,155	19,258
Other securities		113,383

		132,641

Industrials 0.45%

Lockheed Martin Corp. 2.50%-3.55% 2020-2026	15,050	15,440
Other securities		100,152

		115,592

Information technology 0.41%

Broadcom Ltd. 2.38%-3.88% 2020-2027[6]	10,300	10,188
Microsoft Corp. 4.10%-4.20% 2035-2037	7,000	7,934
Other securities		86,459

		104,581

Other 2.39%

Other securities		615,194

Total corporate bonds & notes		2,290,286

Mortgage-backed obligations 5.29%

Federal agency mortgage-backed obligations 5.14%

Fannie Mae 0%-7.50% 2021-2048[7,8,9]	600,155	624,707
Freddie Mac 1.69%-6.50% 2022-2048[7,8,9]	497,009	513,878
Other securities		178,667

		1,317,252

Other 0.15%

Other securities		40,640

Total mortgage-backed obligations		1,357,892

Federal agency bonds & notes 0.20%

Fannie Mae 1.88%-2.00% 2022-2026	16,000	15,269
Federal Home Loan Bank 0.875% 2018	17,140	17,084
Freddie Mac 0.75% 2018	18,768	18,741

Total federal agency bonds & notes		51,094

Other 0.82%

Other securities		211,780

Total bonds, notes & other debt instruments (cost: $6,788,125,000)		6,840,318

80      American Funds Insurance Series

Asset Allocation Fund

Short-term securities 10.93%

	Principal amount (000)	Value (000)

CAFCO, LLC 1.52% due 2/27/2018[6]	$50,000	$49,863
Chariot Funding, LLC 1.50%-1.85% due 3/14/2018-6/19/2018[6]	137,300	136,335
Fannie Mae 1.30% due 3/28/2018	25,000	24,917
Federal Home Loan Bank 1.08%-1.36% due 1/10/2018-3/28/2018	1,089,945	1,088,477
Freddie Mac 1.06%-1.28% due 2/7/2018-4/6/2018	375,000	374,036
Procter & Gamble Co. 1.21%-1.30% due 1/12/2018-2/13/2018[6]	151,000	150,819
U.S. Treasury Bills 1.02%-1.44% due 1/2/2018-6/14/2018	360,000	359,419
Other securities		619,433

Total short-term securities (cost: $2,803,685,000)		2,803,299

Total investment securities 101.95% (cost: $20,893,837,000)		26,159,381
Other assets less liabilities (1.95)%		(499,287)

Net assets 100.00%		$25,660,094

This summary investment portfolio is designed to streamline the report and help investors better focus on the fund’s principal holdings. See the inside back cover for details on how to obtain a complete schedule of portfolio holdings.

As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio. “Other securities“ also includes loan participations and assignments, which may be subject to legal or contractual restrictions on resale. The total value of all such loans was $49,647,000, which represented .19% of the net assets of the fund. Some securities in “Other securities” (with an aggregate value of $40,857,000, an aggregate cost of $62,607,000, and which represented .15% of the net assets of the fund) were acquired from 3/10/2010 to 8/9/2017 through private placement transactions exempt from registration under the Securities Act of 1933, which may subject them to legal or contractual restrictions on resale.

Futures contracts

Contracts	Type	Number of contracts	Expiration	Notional amount[10] (000)	Value at 12/31/2017[11] (000)	Unrealized (depreciation) appreciation at 12/31/2017 (000)
10 Year Ultra U.S. Treasury Note Futures	Short	250	March 2018	$(25,000)	$(33,391)	$(235)
30 Year Ultra U.S. Treasury Bond Futures	Short	250	March 2018	(25,000)	(41,914)	(278)
5 Year U.S. Treasury Note Futures	Long	614	April 2018	61,400	71,325	(313)
2 Year U.S. Treasury Note Futures	Short	179	April 2018	(35,800)	(38,325)	73

						$(753)

Swap contracts

Interest rate swaps

Receive	Pay	Expiration date	Notional (000)	Value at 12/31/2017 (000)	Upfront payments/ receipts (000)	Unrealized appreciation (depreciation) at 12/31/2017 (000)
3-month USD-LIBOR	1.501%	6/8/2019	$100,000	$658	$—	$658
1.336%	U.S. EFFR	6/8/2019	100,000	(605)	—	(605)
1.6365%	3-month USD-LIBOR	10/16/2019	124,000	(866)	—	(866)
3-month USD-LIBOR	3.402%	6/23/2044	18,000	(3,124)	—	(3,124)
3-month USD-LIBOR	2.945%	10/16/2044	28,000	(2,311)	—	(2,311)

					$—	$(6,248)

American Funds Insurance Series      81

Asset Allocation Fund

Investments in affiliates

A company is an affiliate of the fund under the Investment Company Act of 1940 if the fund’s holdings in that company represent 5% or more of the outstanding voting shares. The value of the fund’s affiliated-company holdings is shown in the summary investment portfolio. Further details on such holdings and related transactions during the year ended December 31, 2017, appear below.

	Beginning shares	Additions	Reductions	Ending shares	Net realized gain (000)	Net unrealized depreciation (000)	Dividend income (000)	Value of affiliate at 12/31/2017 (000)
Common stocks 0.91%
Energy 0.91%
Weatherford International PLC[2]	42,200,000	13,800,000	—	56,000,000	$—	$(35,533)	$—	$233,520

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

[1]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in “Miscellaneous“ and “Other securities,“ was $1,001,357,000, which represented 3.90% of the net assets of the fund. This amount includes $957,800,000 related to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.
[2]	Security did not produce income during the last 12 months.
[3]	Represents an affiliated company as defined under the Investment Company Act of 1940.
[4]	A portion of this security was pledged as collateral. The total value of pledged collateral was $8,119,000, which represented .03% of the net assets of the fund. [5]Index-linked bond whose principal amount moves with a government price index.
[6]	Acquired in a transaction exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities, including those in “Other securities,“ was $1,510,770,000, which represented 5.89% of the net assets of the fund.
[7]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[8]	Coupon rate may change periodically.
[9]	Purchased on a TBA basis.
[10]	Notional amount is calculated based on the number of contracts and notional contract size.
[11]	Value is calculated based on the notional amount and current market price.

Key to abbreviations and symbol

ADR = American Depositary Receipts

EFFR = Federal Funds Effective Rate

LIBOR = London Interbank Offered Rate

TBA = To-be-announced

USD/$ = U.S. dollars

See Notes to Financial Statements

82      American Funds Insurance Series

Global Balanced Fund

Summary investment portfolio December 31, 2017

Common stocks 61.54%

	Shares	Value (000)
Information technology 11.18%

Nintendo Co., Ltd.[1]	19,800	$7,208
Microsoft Corp.	71,100	6,082
ASML Holding NV1	34,000	5,899
Taiwan Semiconductor Manufacturing Co., Ltd.[1]	664,000	5,102
Keyence Corp.[1]	4,400	2,457
Amphenol Corp., Class A	24,000	2,107
Alphabet Inc., Class C2	2,005	2,098
Other securities		8,623

		39,576

Industrials 8.31%

Boeing Co.	16,750	4,940
Harmonic Drive Systems Inc.[1]	50,300	2,935
Flughafen Zürich AG1	12,235	2,798
ASSA ABLOY AB, Class B1	118,000	2,448
BAE Systems PLC[1]	303,000	2,330
AB Volvo, Class B1	102,000	1,898
Other securities		12,055

		29,404

Financials 8.04%

HSBC Holdings PLC (GBP denominated)[1]	539,633	5,565
JPMorgan Chase & Co.	42,700	4,567
BM&FBOVESPA SA - Bolsa de Valores, Mercadorias e Futuros, ordinary nominative	376,000	2,582
Wells Fargo & Co.	40,200	2,439
HDFC Bank Ltd. (ADR)	21,605	2,197
AIA Group Ltd.[1]	250,000	2,132
Sberbank of Russia PJSC (ADR)[1]	123,000	2,082
Other securities		6,876

		28,440

Consumer staples 7.20%

British American Tobacco PLC[1]	104,700	7,066
British American Tobacco PLC (ADR)	22,146	1,484
Philip Morris International Inc.	36,700	3,877
Nestlé SA1	43,800	3,764
Altria Group, Inc.	51,000	3,642
Coca-Cola European Partners PLC	48,000	1,913
Other securities		3,734

		25,480

Health care 5.01%

Humana Inc.	20,830	5,167
Merck & Co., Inc.	56,120	3,158
Mettler-Toledo International Inc.[2]	3,500	2,168
Fisher & Paykel Healthcare Corp. Ltd.[1]	204,000	2,069
Other securities		5,186

		17,748

Materials 4.42%

DowDuPont Inc.	63,075	4,492
Linde AG, non-registered shares[1,2]	8,900	2,082
Croda International PLC[1]	31,900	1,905
Other securities		7,149

		15,628

Energy 4.37%

Royal Dutch Shell PLC, Class B1	109,200	3,683
Royal Dutch Shell PLC, Class A1	585	20
ConocoPhillips	49,506	2,717
Enbridge Inc. (CAD denominated)	50,594	1,979

American Funds Insurance Series      83

Global Balanced Fund

Common stocks (continued)

	Shares		Value (000)

Energy (continued)

Enbridge Inc. (CAD denominated)[1,3]		16,157	$619
LUKOIL Oil Co. PJSC (ADR)[1]		39,800	2,277
Other securities			4,156

			15,451

Consumer discretionary 4.31%

Amazon.com, Inc.[2]		3,400	3,976
Peugeot SA1		136,500	2,773
Nokian Renkaat Oyj[1]		50,634	2,294
Home Depot, Inc.		10,000	1,895
Other securities			4,333

			15,271

Utilities 2.11%

Enel Américas SA (ADR)		197,000	2,201
Other securities			5,269

			7,470

Real estate 1.73%

Daito Trust Construction Co., Ltd.[1]		11,000	2,241
Link REIT[1]		211,697	1,962
Equinix, Inc. REIT		4,240	1,921

			6,124

Miscellaneous 4.86%

Other common stocks in initial period of acquisition			17,202

Total common stocks (cost: $160,781,000)			217,794

Bonds, notes & other debt instruments 31.65%

	Principal amount (000)

Bonds & notes of governments & government agencies outside the U.S. 14.13%

Japan 0.10%-2.30% 2018-2046[4]		¥1,000,339	9,538
Poland (Republic of) 3.25%-5.75% 2020-2025	PLN	12,590	3,930
Other securities			36,549

			50,017

U.S. Treasury bonds & notes 9.59%

U.S. Treasury 7.38%
U.S. Treasury 1.625% 2022		$3,850	3,755
U.S. Treasury 2.125% 2024		2,025	2,001
U.S. Treasury 2.25% 2027		2,800	2,762
U.S. Treasury 0.75%-3.13% 2018-2046		17,788	17,587

			26,105

U.S. Treasury inflation-protected securities 2.21%

U.S. Treasury Inflation-Protected Securities 0.13%-2.38% 2021-2044[4]		7,731	7,837

Total U.S. Treasury bonds & notes			33,942

Corporate bonds & notes 6.33%

Financials 1.43%

HSBC Holdings PLC 3.375% 2024		€100	124
HSBC Holdings PLC 3.90%-4.30% 2026		$400	421
JPMorgan Chase & Co. 2.55%-6.75% 2021-2049		389	407
Other securities			4,100

			5,052

84      American Funds Insurance Series

Global Balanced Fund

Bonds, notes & other debt instruments

	Principal amount (000)	Value (000)

Utilities 1.05%

Other securities		$3,704

Consumer discretionary 0.79%

Amazon.com, Inc. 2.80%-3.15% 2024-2027[3]	$265	265
Other securities		2,516

		2,781

Health care 0.67%

Humana Inc. 3.15% 2022	100	101
Other securities		2,275

		2,376

Consumer staples 0.40%

Altria Group, Inc. 2.63%-4.75% 2020-2042	400	420
British American Tobacco PLC 3.56%-4.39% 2027-2037[3]	185	189
Philip Morris International Inc. 2.00%-4.25% 2020-2044	195	197
Reynolds American Inc. 4.00%-4.45% 2022-2025	120	128
Other securities		478

		1,412

Information technology 0.34%

Microsoft Corp. 2.40%-3.30% 2026-2027	640	653
Other securities		543

		1,196

Other 1.65%

Other securities		5,862

Total corporate bonds & notes		22,383

Mortgage-backed obligations 1.54%

Other 1.54%

Other securities		5,463

Total mortgage-backed obligations		5,463

Asset-backed obligations 0.06%

Other securities		200

Total bonds, notes & other debt instruments (cost: $111,365,000)		112,005

Short-term securities 7.47%

Mitsubishi UFJ Trust and Banking Corp. 1.52% due 1/19/2018[3]	5,000	4,996
Mizuho Bank, Ltd. 1.59% due 1/25/2018[3]	8,300	8,290
Royal Bank of Canada 1.34%-1.53% due 1/8/2018-1/16/2018	7,500	7,494
Thunder Bay Funding, LLC 1.70% due 3/6/2018[3]	475	473
Victory Receivables Corp. 1.42% due 1/17/2018[3]	4,200	4,197
Other securities		998

Total short-term securities (cost: $26,451,000)

		26,448

Total investment securities 100.66% (cost: $298,597,000)		356,247
Other assets less liabilities (0.66)%		(2,348)

Net assets 100.00%		$353,899

American Funds Insurance Series      85

Global Balanced Fund

This summary investment portfolio is designed to streamline the report and help investors better focus on the fund’s principal holdings. See the inside back cover for details on how to obtain a complete schedule of portfolio holdings.

As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio.

Forward currency contracts

Contract amount						Unrealized appreciation (depreciation)
Purchases (000)		Sales (000)		Counterparty	Settlement date	at 12/31/2017 (000)
USD	419	MXN	7,600	JPMorgan Chase	1/4/2018	$33
JPY	21,922	AUD	250	UBS AG	1/5/2018	— [5]
USD	207	INR	13,400	Citibank	1/5/2018	(3)
USD	274	CAD	350	Bank of America, N.A.	1/5/2018	(4)
USD	571	INR	36,900	JPMorgan Chase	1/5/2018	(7)
USD	205	ZAR	2,900	UBS AG	1/5/2018	(29)
EUR	266	USD	312	Goldman Sachs	1/8/2018	8
USD	428	ILS	1,500	Bank of America, N.A.	1/9/2018	(3)
USD	651	EUR	550	HSBC Bank	1/9/2018	(10)
EUR	502	USD	600	Bank of America, N.A.	1/10/2018	3
USD	234	CAD	300	Bank of America, N.A.	1/10/2018	(5)
JPY	96,672	USD	863	JPMorgan Chase	1/10/2018	(5)
USD	228	AUD	300	Goldman Sachs	1/10/2018	(6)
USD	327	PLN	1,158	JPMorgan Chase	1/10/2018	(6)
USD	251	AUD	330	JPMorgan Chase	1/10/2018	(7)
USD	1,103	JPY	125,000	JPMorgan Chase	1/10/2018	(7)
JPY	63,535	USD	573	JPMorgan Chase	1/10/2018	(8)
USD	468	CAD	600	Goldman Sachs	1/10/2018	(9)
JPY	90,073	USD	811	Barclays Bank PLC	1/10/2018	(11)
JPY	40,289	USD	357	Bank of America, N.A.	1/11/2018	1
USD	730	AUD	970	Citibank	1/12/2018	(27)
USD	478	INR	31,000	Bank of America, N.A.	1/16/2018	(6)
JPY	134,232	USD	1,190	JPMorgan Chase	1/17/2018	2
USD	297	EUR	250	Bank of America, N.A.	1/17/2018	(3)
USD	550	CAD	700	Bank of America, N.A.	1/17/2018	(7)
USD	361	AUD	475	JPMorgan Chase	1/17/2018	(9)
USD	399	MXN	7,700	Bank of America, N.A.	1/18/2018	9
CHF	385	USD	391	Goldman Sachs	1/18/2018	5
JPY	22,275	USD	198	Goldman Sachs	1/18/2018	— [5]
NOK	2,700	USD	322	Bank of America, N.A.	1/19/2018	7
USD	766	EUR	650	Bank of America, N.A.	1/19/2018	(14)
EUR	645	USD	760	Citibank	1/22/2018	15
EUR	349	USD	413	UBS AG	1/22/2018	6
EUR	227	GBP	200	Goldman Sachs	1/22/2018	2
JPY	31,929	USD	284	Citibank	1/22/2018	(1)
JPY	69,685	USD	623	Barclays Bank PLC	1/22/2018	(4)
USD	2,253	GBP	1,700	Barclays Bank PLC	1/22/2018	(44)
SEK	3,609	USD	430	Citibank	1/23/2018	11
EUR	357	USD	422	Citibank	1/23/2018	6
JPY	57,092	USD	506	UBS AG	1/23/2018	1
USD	171	ILS	600	JPMorgan Chase	1/23/2018	(2)
USD	448	PLN	1,600	Citibank	1/23/2018	(12)
SEK	1,625	USD	192	Barclays Bank PLC	1/24/2018	7
USD	216	MXN	4,250	JPMorgan Chase	1/31/2018	1
EUR	482	USD	573	Bank of America, N.A.	2/6/2018	6
USD	421	PLN	1,500	Bank of America, N.A.	2/7/2018	(9)
SEK	1,270	USD	151	Bank of America, N.A.	2/15/2018	4
USD	250	JPY	28,000	Bank of New York Mellon	2/15/2018	1
JPY	22,250	USD	198	HSBC Bank	2/15/2018	— [5]

86      American Funds Insurance Series

Global Balanced Fund

Contract amount						Unrealized appreciation (depreciation)
Purchases (000)		Sales (000)		Counterparty	Settlement date	at 12/31/2017 (000)
SEK	1,613	USD	191	UBS AG	2/23/2018	$7
JPY	34,577	USD	306	HSBC Bank	2/23/2018	1
USD	375	INR	24,900	Citibank	3/26/2018	(11)
USD	371	BRL	1,250	Citibank	11/29/2018	8

						$(125)

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

[1]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in “Miscellaneous“ and “Other securities,“ was $114,391,000, which represented 32.32% of the net assets of the fund. This amount includes $112,907,000 related to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.
[2]	Security did not produce income during the last 12 months.
[3]	Acquired in a transaction exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities, including those in “Other securities,“ was $28,319,000, which represented 8.00% of the net assets of the fund.
[4]	Index-linked bond whose principal amount moves with a government price index.
[5]	Amount less than one thousand.

Key to abbreviations and symbols

ADR = American Depositary Receipts

AUD = Australian dollars

BRL = Brazilian reais

CAD = Canadian dollars

CHF = Swiss francs

EUR/€ = Euros

GBP = British pounds

ILS = Israeli shekels

INR = Indian rupees

JPY/¥ = Japanese yen

MXN = Mexican pesos

NOK = Norwegian kroner

PLN = Polish zloty

SEK = Swedish kronor

USD/$ = U.S. dollars

ZAR = South African rand

See Notes to Financial Statements

American Funds Insurance Series    87

Bond Fund

Summary investment portfolio December 31, 2017

Bonds, notes & other debt instruments 96.91%

	Principal amount (000)	Value (000)

Corporate bonds & notes 32.37%

Financials 7.60%

Bank of America Corp. 2.33%-3.59% 2021-2028[1]	$107,869	$108,473
Intesa Sanpaolo SpA 5.017% 2024[1]	54,615	55,987
Other securities		648,915

		813,375

Health care 5.06%

Teva Pharmaceutical Finance Company BV 2.80% 2023	72,471	63,178
Teva Pharmaceutical Finance Company BV 3.15% 2026	73,918	61,126
Teva Pharmaceutical Finance Company BV 2.20%-4.10% 2021-2046	64,348	50,104
Other securities		366,891

		541,299

Energy 4.94%

Other securities		528,887

Consumer discretionary 3.64%

Other securities		389,447

Utilities 3.43%

Other securities		366,875

Consumer staples 2.65%

Procter & Gamble Co. 3.50% 2047	750	759
Other securities		282,353

		283,112

Telecommunication services 1.78%

AT&T Inc. 3.40%-5.30% 2024-2058	114,118	114,697
Other securities		76,288

		190,985

Information technology 1.07%

Apple Inc. 1.55%-3.35% 2021-2027	27,562	27,092
Other securities		87,012

		114,104

Other 2.20%

Other securities		235,072

Total corporate bonds & notes		3,463,156

U.S. Treasury bonds & notes 27.17%

U.S. Treasury 24.87%
U.S. Treasury 2.125% 2022	172,737	172,069
U.S. Treasury 2.125% 2022	150,000	149,736
U.S. Treasury 2.25% 2023	115,000	114,802
U.S. Treasury 2.125% 2024	260,000	257,452
U.S. Treasury 2.125% 2024	200,000	197,500
U.S. Treasury 2.125% 2024	159,445	157,576
U.S. Treasury 2.25% 2024	80,000	79,831
U.S. Treasury 2.25% 2024	77,542	77,148
U.S. Treasury 2.25% 2027	266,623	262,999
U.S. Treasury 2.25% 2027	226,075	223,315
U.S. Treasury 2.25% 2027	150,000	147,993
U.S. Treasury 2.375% 2027	200,000	199,582

88      American Funds Insurance Series

Bond Fund

Bonds, notes & other debt instruments

	Principal amount (000)		Value (000)

U.S. Treasury 2.75% 2047		$304,179	$304,608
U.S. Treasury 2.75% 2047		71,680	71,820
U.S. Treasury 0.75%-8.75% 2019-2046		230,631	244,662

			2,661,093

U.S. Treasury inflation-protected securities 2.30%

U.S. Treasury Inflation-Protected Security 0.375% 2027[2]		151,257	150,475
U.S. Treasury Inflation-Protected Securities 0.38%-2.00% 2025-2026[2]		90,669	95,441
			245,916

Total U.S. Treasury bonds & notes			2,907,009

Mortgage-backed obligations 25.85%

Federal agency mortgage-backed obligations 25.54%

Fannie Mae 3.50% 2033[3,4]		59,300	61,169
Fannie Mae 3.00% 2046[3]		75,036	75,112
Fannie Mae 3.50% 2047[3]		80,119	82,381
Fannie Mae 4.00% 2047[3]		88,762	93,005
Fannie Mae 3.50% 2048[3,4]		100,000	102,574
Fannie Mae 3.50% 2048[3,4]		77,040	79,149
Fannie Mae 4.00% 2048[3,4]		275,000	287,754
Fannie Mae 4.00% 2048[3,4]		171,162	178,860
Fannie Mae 4.50% 2048[3,4]		300,000	319,217
Fannie Mae 4.50% 2048[3,4]		148,375	157,694
Fannie Mae 2.89%-9.25% 2023-2048[3,4,5]		203,834	213,825
Freddie Mac 3.50% 2047[3]		74,888	77,080
Freddie Mac 4.00% 2048[3,4]		275,000	287,699
Freddie Mac 4.00% 2048[3,4]		76,000	79,403
Freddie Mac 0%-5.50% 2021-2048[3,4]		268,392	276,461
Government National Mortgage Assn. 4.00% 2048[3,4]		125,150	130,541
Government National Mortgage Assn. 4.00% 2048[3,4]		51,450	53,648
Government National Mortgage Assn. 4.50% 2048[3,4]		75,550	79,256
Government National Mortgage Assn. 4.00%-4.50% 2040-2048[3,4]		92,971	97,490

			2,732,318

Other 0.31%

Other securities			32,614

Total mortgage-backed obligations			2,764,932

Bonds & notes of governments & government agencies outside the U.S. 6.38%

Japan, Series 19, 0.10% 2024[2]		¥5,366,380	50,151
Japan, Series 20, 0.10% 2025[2]		11,317,500	106,018
Portuguese Republic 5.125% 2024		$101,050	108,779
Portuguese Republic 5.65% 2024		€20,000	30,550
Portuguese Republic 2.88%-4.10% 2025-2045		24,375	32,318
United Mexican States, Series M, 6.50% 2021	MXN	3,132,700	154,042
United Mexican States, Series M, 5.75% 2026		527,500	23,742
United Mexican States 3.60%-4.35% 2025-2047		$17,000	16,980
Other securities			159,400

			681,980

Asset-backed obligations 2.78%

Other securities			297,847

Municipals 2.25%

Illinois 1.82%

G.O. Bonds, Pension Funding Series 2003, 4.95% 2023		24,805	25,903
G.O. Bonds, Pension Funding Series 2003, 5.10% 2033[3]		93,475	93,483
G.O. Bonds, Pension Funding Series 2013, 5.877% 2019		400	413
G.O. Bonds, Series 2013-B, 3.65% 2020		1,000	1,001
G.O. Bonds, Series 2013-B, 4.11% 2022		750	758

American Funds Insurance Series      89

Bond Fund

Bonds, notes & other debt instruments (continued)

	Principal amount (000)	Value (000)

Municipals (continued)

G.O. Bonds, Series 2013-B, 4.31% 2023	$2,125	$2,140
G.O. Bonds, Series 2013-B, 4.91% 2027	1,450	1,447
G.O. Bonds, Taxable Build America Bonds, Series 2010-1, 6.63% 2035	13,780	15,316
G.O. Bonds, Taxable Build America Bonds, Series 2010-2, 5.65% 2020	250	260
G.O. Bonds, Taxable Build America Bonds, Series 2010-2, 5.85% 2022	2,370	2,544
G.O. Bonds, Taxable Build America Bonds, Series 2010-2, 5.95% 2023	2,950	3,181
G.O. Bonds, Taxable Build America Bonds, Series 2010-2, 6.15% 2025	3,955	4,274
G.O. Bonds, Taxable Build America Bonds, Series 2010-3, 5.547% 2019	335	344
G.O. Bonds, Taxable Build America Bonds, Series 2010-3, 5.727% 2020	2,400	2,503
G.O. Bonds, Taxable Build America Bonds, Series 2010-5, 6.20% 2021[3]	7,784	8,148
Other securities		32,912

		194,627

Other 0.43%

Other securities		45,699

Total municipals		240,326

Federal agency bonds & notes 0.11%

Fannie Mae 2.125% 2026	12,410	12,036

Total bonds, notes & other debt instruments (cost: $10,316,353,000)		10,367,286

Common stocks 0.01%

	Shares

Other 0.01%

Other securities		1,242

Total common stocks (cost: $956,000)		1,242

Rights & warrants 0.00%

Utilities 0.00%

Other securities		55

Total rights & warrants (cost: $96,000)		55

Short-term securities 22.13%

	Principal amount (000)

Apple Inc. 1.21%-1.50% due 1/4/2018-2/20/2018[1]	$131,000	130,833
Bank of Tokyo-Mitsubishi UFJ, Ltd. 1.36%-1.49% due 1/5/2018-1/10/2018	61,100	61,071
Cisco Systems, Inc. 1.43%-1.52% due 2/15/2018-2/20/2018[1]	100,000	99,794
Coca-Cola Co. 1.24%-1.27% due 1/12/2018-1/30/2018[1]	101,400	101,292
Federal Home Loan Bank 1.07%-1.32% due 1/8/2018-3/16/2018	620,350	619,459
Freddie Mac 1.16%-1.28% due 4/3/2018-4/6/2018	141,900	141,388
IBM Credit LLC 1.50% due 3/13/2018[1]	80,000	79,752
Microsoft Corp. 1.26% due 1/16/2018[1]	67,500	67,452
Pfizer Inc. 1.30%-1.50% due 2/20/2018-3/12/2018[1]	100,000	99,741
Procter & Gamble Co. 1.21%-1.30% due 1/12/2018-2/22/2018[1]	125,000	124,848
U.S. Treasury Bills 1.09%-1.44% due 1/2/2018-6/14/2018	237,300	236,407
Walt Disney Co. 1.29%-1.42% due 1/25/2018-1/26/2018[1]	100,000	99,888
Other securities		504,869

Total short-term securities (cost: $2,367,157,000)		2,366,794

Total investment securities 119.05% (cost: $12,684,562,000)		12,735,377
Other assets less liabilities (19.05)%		(2,037,683)

Net assets 100.00%		$10,697,694

90      American Funds Insurance Series

Bond Fund

This summary investment portfolio is designed to streamline the report and help investors better focus on the fund’s principal holdings. See the inside back cover for details on how to obtain a complete schedule of portfolio holdings.

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio. “Other securities” includes securities which were valued under fair value procedures adopted by authority of the board of trustees. The total value of securities which were valued under fair value procedures was $4,276,000, which represented .04% of the net assets of the fund. “Other securities“ also includes loan participations and assignments, which may be subject to legal or contractual restrictions on resale. The total value of all such loans was $21,361,000, which represented .20% of the net assets of the fund. Some securities in “Other securities” (with an aggregate value of $1,241,000, an aggregate cost of $780,000, and which represented .01% of the net assets of the fund) were acquired on 8/31/2015 through private placement transactions exempt from registration under the Securities Act of 1933, which may subject them to legal or contractual restrictions on resale.

Futures contracts

Contracts	Type	Number of contracts	Expiration	Notional amount[6] (000)	Value at 12/31/2017[7] (000)	Unrealized (depreciation) appreciation at 12/31/2017 (000)
10 Year Euro-Bund Futures	Short	128	March 2018	$(12,800)	$(24,831)	$(16)
10 Year U.S. Treasury Note Futures	Long	3,256	March 2018	325,600	403,897	(2,045)
30 Year Ultra U.S. Treasury Bond Futures	Short	51	March 2018	(5,100)	(8,551)	(59)
10 Year Ultra U.S. Treasury Note Futures	Short	53	March 2018	(5,300)	(7,079)	25
5 Year U.S. Treasury Note Futures	Long	6,048	April 2018	604,800	702,560	(1,350)
2 Year U.S. Treasury Note Futures	Long	2,099	April 2018	419,800	449,416	(711)

						$(4,156)

Forward currency contracts

Contract amount				Counterparty	Settlement date	Unrealized appreciation (depreciation)
Purchases (000)		Sales (000)				at 12/31/2017 (000)
USD	64,742	MXN	1,220,000	Bank of America, N.A.	1/9/2018	$2,829
USD	13,016	JPY	1,445,000	Bank of America, N.A.	1/10/2018	183
USD	455	EUR	385	Citibank	1/10/2018	(7)
USD	30,924	JPY	3,430,000	UBS AG	1/11/2018	462
USD	43,780	JPY	4,925,000	JPMorgan Chase	1/11/2018	41
USD	128,051	MXN	2,400,000	JPMorgan Chase	1/12/2018	6,331
USD	13,141	MXN	252,000	Citibank	1/17/2018	374
USD	19,850	EUR	16,750	Citibank	1/17/2018	(272)
USD	64,745	JPY	7,300,000	HSBC Bank	1/22/2018	(121)
USD	4,767	EUR	4,000	JPMorgan Chase	1/23/2018	(40)
USD	26,460	EUR	22,350	JPMorgan Chase	1/23/2018	(399)
USD	57,793	EUR	48,800	Citibank	1/23/2018	(852)
USD	57,533	AUD	75,000	JPMorgan Chase	1/23/2018	(987)

						$7,542

American Funds Insurance Series      91

Bond Fund

Swap contracts

Interest rate swaps

Receive	Pay	Expiration date	Notional (000)		Value at 12/31/2017 (000)	Upfront payments/ receipts (000)	Unrealized (depreciation) appreciation at 12/31/2017 (000)
1.39%	3-month Canada BA	7/13/2018	C$	1,460,000	$(1,637)	$—	$(1,637)
1.77%	3-month Canada BA	9/26/2018		975,000	186	—	186
1.669%	3-month USD-LIBOR	10/28/2019		$112,000	(729)	—	(729)
1.6915%	3-month USD-LIBOR	6/3/2020		1,600	(15)	—	(15)
1.7345%	3-month USD-LIBOR	12/31/2020		120,000	(1,496)	—	(1,496)
3-month USD-LIBOR	1.975%	4/27/2022		15,000	148	—	148
3-month USD-LIBOR	2.1305%	7/17/2022		100,000	400	—	400
1.9375%	3-month USD-LIBOR	12/18/2022		150,000	(2,128)	—	(2,128)
3-month USD-LIBOR	2.701%	6/9/2024		60,000	(1,498)	—	(1,498)
3-month USD-LIBOR	2.6815%	9/24/2024		1,600	(38)	—	(38)
3-month USD-LIBOR	2.54%	10/3/2024		400	(6)	—	(6)
6-month EURIBOR	0.9852%	10/17/2024		€25,000	(914)	—	(914)
3-month USD-LIBOR	2.342%	10/21/2024		$290	(1)	—	(1)
3-month USD-LIBOR	2.326%	10/22/2024		800	(1)	—	(1)
3-month USD-LIBOR	2.372%	10/24/2024		1,150	(5)	—	(5)
3-month USD-LIBOR	2.438%	11/19/2024		2,750	(24)	—	(24)
3-month USD-LIBOR	2.4585%	11/24/2024		23,000	(233)	—	(233)
3-month USD-LIBOR	2.4295%	11/25/2024		800	(7)	—	(7)
3-month USD-LIBOR	2.353%	12/8/2024		700	(2)	—	(2)
3-month USD-LIBOR	2.2845%	12/12/2024		330	— [8]	—	— [8]
3-month USD-LIBOR	1.8185%	1/20/2025		900	29	—	29
3-month USD-LIBOR	1.9365%	1/22/2025		1,500	37	—	37
3-month USD-LIBOR	2.192%	3/18/2025		1,850	15	—	15
3-month USD-LIBOR	2.0475%	3/23/2025		450	8	—	8
3-month USD-LIBOR	2.3175%	5/8/2025		1,500	— [8]	—	— [8]
3-month USD-LIBOR	2.339%	5/13/2025		375	(1)	—	(1)
3-month USD-LIBOR	2.351%	5/15/2025		590	(2)	—	(2)
3-month USD-LIBOR	2.287%	5/20/2025		500	1	—	1
3-month USD-LIBOR	2.227%	5/28/2025		260	2	—	2
3-month USD-LIBOR	2.2125%	5/29/2025		465	3	—	3
3-month USD-LIBOR	2.451%	6/5/2025		650	(6)	—	(6)
3-month USD-LIBOR	2.46%	6/10/2025		2,536	(25)	—	(25)
3-month USD-LIBOR	2.455%	6/24/2025		235	(2)	—	(2)
3-month USD-LIBOR	2.428%	7/2/2025		2,000	(15)	—	(15)
3-month USD-LIBOR	2.397%	7/13/2025		900	(5)	—	(5)
3-month USD-LIBOR	2.535%	7/15/2025		800	(12)	—	(12)
3-month USD-LIBOR	2.4615%	7/22/2025		1,300	(13)	—	(13)
3-month USD-LIBOR	2.312%	7/29/2025		1,000	1	—	1
3-month USD-LIBOR	2.331%	7/30/2025		435	— [8]	—	— [8]
3-month USD-LIBOR	2.228%	9/4/2025		12,000	82	—	82
3-month USD-LIBOR	2.2135%	9/4/2025		5,000	39	—	39
6-month JPY-LIBOR	0.282%	2/2/2026		¥5,500,000	(175)	—	(175)
3-month USD-LIBOR	1.6705%	3/4/2026		$248,000	12,454	—	12,454
6-month JPY-LIBOR	0.0875%	3/10/2026		¥11,100,000	1,242	—	1,242
3-month USD-LIBOR	1.5925%	5/9/2026		$1,000	58	—	58
3-month USD-LIBOR	1.595%	5/12/2026		8,500	489	—	489
3-month USD-LIBOR	1.592%	5/12/2026		4,000	231	—	231
3.0865%	3-month USD-LIBOR	8/18/2034		2,250	184	—	184
2.913%	3-month USD-LIBOR	11/24/2034		10,000	579	—	579
2.844%	3-month USD-LIBOR	6/11/2035		3,250	158	—	158
2.9535%	3-month USD-LIBOR	6/30/2035		2,500	161	—	161
2.773%	3-month USD-LIBOR	7/13/2035		500	19	—	19
2.589%	3-month USD-LIBOR	9/4/2035		3,100	35	—	35
3-month USD-LIBOR	3.0515%	11/14/2044		1,000	(105)	—	(105)
3-month USD-LIBOR	2.925%	12/3/2044		1,230	(97)	—	(97)

92      American Funds Insurance Series

Bond Fund

Receive	Pay	Expiration date	Notional (000)	Value at 12/31/2017 (000)	Upfront payments/ receipts (000)	Unrealized (depreciation) appreciation at 12/31/2017 (000)
3-month USD-LIBOR	2.6695%	12/19/2044	$200	$(5)	$—	$(5)
3-month USD-LIBOR	2.5755%	3/5/2045	1,470	(12)	—	(12)
2.377%	3-month USD-LIBOR	4/29/2045	1,910	(63)	—	(63)
3-month USD-LIBOR	2.757%	5/8/2045	1,500	(68)	—	(68)
6-month JPY-LIBOR	0.58295%	3/23/2046	¥2,000,000	1,673	—	1,673
0.64355%	6-month JPY-LIBOR	4/27/2046	2,000,000	(1,396)	—	(1,396)
3-month USD-LIBOR	2.1155%	5/13/2046	$2,400	214	—	214

					$—	$7,712

Credit default swaps

Centrally cleared credit default swaps on credit indices — buy protection

Receive	Pay/ Payment frequency	Expiration date	Notional (000)	Value at 12/31/2017 (000)	Upfront payments (000)	Unrealized depreciation at 12/31/2017 (000)
CDX.NA.IG.29	1.00%/Quarterly	12/20/2022	$65,000	$(1,550)	$(1,366)	$(184)

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

[1]	Acquired in a transaction exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities, including those in “Other securities,“ was $2,046,793,000, which represented 19.13% of the net assets of the fund.
[2]	Index-linked bond whose principal amount moves with a government price index.
[3]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[4]	Purchased on a TBA basis.
[5]	Coupon rate may change periodically.
[6]	Notional amount is calculated based on the number of contracts and notional contract size.
[7]	Value is calculated based on the notional amount and current market price.
[8]	Amount less than one thousand.

Key to abbreviations and symbols

AUD = Australian dollars

C$ = Canadian dollars

EUR/€ = Euros

EURIBOR = Euro Interbank Offered Rate

G.O. = General Obligation

JPY/¥ = Japanese yen

LIBOR = London Interbank Offered Rate

MXN = Mexican pesos

TBA = To-be-announced

USD/$ = U.S. dollars

See Notes to Financial Statements

American Funds Insurance Series      93

Global Bond Fund

Summary investment portfolio December 31, 2017

Bonds, notes & other debt instruments 89.68%

	Principal amount (000)		Value (000)

Euros 14.40%

French Republic O.A.T. 1.85% 2027[1]		€8,228	$12,539
Germany (Federal Republic of) 0.10% 2026[1]		31,541	41,791
Germany (Federal Republic of) 2.50% 2046		10,770	16,972
Germany (Federal Republic of) 0.10%-6.25% 2023-2048[1]		15,925	21,065
Italy (Republic of) 0.90% 2022		10,900	13,181
Italy (Republic of) 1.45% 2022		10,575	13,100
Italy (Republic of) 0.95% 2023		36,575	43,972
Italy (Republic of) 1.50%-4.75% 2023-2025		9,750	12,975
Portuguese Republic 2.875% 2025		12,500	16,556
Portuguese Republic 2.875% 2026		4,200	5,502
Portuguese Republic 4.125% 2027		25,015	35,655
Spain (Kingdom of) 1.30% 2026		10,400	12,465
Other securities			109,670

			355,443

Japanese yen 8.11%

Japan, Series 18, 0.10% 2024[1]		¥4,731,720	44,073
Japan, Series 19, 0.10% 2024[1]		2,685,700	25,099
Japan, Series 344, 0.10% 2026		1,355,000	12,125
Japan, Series 346, 0.10% 2027		2,335,000	20,877
Japan, Series 116, 2.20% 2030		1,735,000	19,191
Japan, Series 145, 1.70% 2033		2,465,000	26,412
Japan 0.10%–2.30% 2022-2044[1]		5,353,885	52,321

			200,098

Polish zloty 3.94%

Poland (Republic of), Series 0420, 1.50% 2020	PLN	60,575	17,268
Poland (Republic of), Series 1021, 5.75% 2021		128,830	41,721
Poland (Republic of), Series 0922, 5.75% 2022		46,600	15,295
Poland (Republic of) 3.25%-5.25% 2020-2025		75,440	22,885

			97,169

Mexican pesos 3.91%

United Mexican States, Series M, 6.50% 2021	MXN	660,800	32,493
United Mexican States, Series M20, 10.00% 2024		209,500	12,021
United Mexican States, Series M, 5.75% 2026		717,000	32,270
United Mexican States 4.00%-10.00% 2019-2042[1]		379,751	19,716

			96,500

Indian rupees 2.54%

India (Republic of) 7.80% 2021	INR	1,117,600	17,937
India (Republic of) 8.83% 2023		1,284,200	21,441
India (Republic of) 6.97%-7.88% 2023-2030		1,223,470	19,105
Other securities			4,181

			62,664

Malaysian ringgits 2.25%

Malaysia (Federation of), Series 0116, 3.80% 2023	MYR	47,413	11,729
Malaysia (Federation of) 3.58%-4.50% 2018-2030		177,177	43,917

			55,646

Norwegian kroner 1.62%

Norway (Kingdom of) 3.75% 2021	NKr	299,750	39,988

Australian dollars 1.39%

Australia (Commonwealth of), Series 124, 5.75% 2021	A$	22,900	19,929
Australia (Commonwealth of), Series 128, 5.75% 2022		16,150	14,465

			34,394

94      American Funds Insurance Series

Global Bond Fund

Bonds, notes & other debt instruments

	Principal amount (000)		Value (000)

British pounds 1.33%

United Kingdom 3.25% 2044		£6,500	$11,432
United Kingdom 1.75%-4.25% 2022-2045		10,590	18,004
Other securities			3,319

			32,755

Thai baht 1.16%

Thailand (Kingdom of) 1.49% 2019	THB	491,100	15,073
Thailand (Kingdom of) 1.88%-3.85% 2022-2026		433,200	13,516

			28,589

Danish kroner 1.05%

Nykredit Realkredit AS, Series 01E, 2.00% 2037[2]	DKr	69,099	11,607
Realkredit Danmark AS, Series 22S, 2.00% 2037[2]		68,140	11,451
Other securities			2,748

			25,806

Chilean pesos 0.89%

Chile (Banco Central de) 4.50% 2021	CLP	13,200,000	21,977

Israeli shekels 0.85%

Israel (State of) 5.50% 2042	ILS	29,300	12,512
Other securities			8,381

			20,893

Canadian dollars 0.77%

Canada 2.25% 2025	C$	19,600	15,870
Other securities			3,097

			18,967

U.S. dollars 43.07%

Fannie Mae 4.00% 2048[2,3]		$24,800	25,915
Fannie Mae 2.18%-4.50% 2022-2048[2,3]		12,330	12,682
Poland (Republic of) 3.25% 2026		4,100	4,195
U.S. Treasury 1.375% 2020		41,900	41,300
U.S. Treasury 1.625% 2020		38,900	38,560
U.S. Treasury 1.125% 2021[4]		43,160	41,977
U.S. Treasury 2.00% 2021		23,450	23,374
U.S. Treasury 2.00% 2026		46,785	45,312
U.S. Treasury 2.25% 2027		18,700	18,446
U.S. Treasury 1.38%-2.13% 2021-2024		29,650	29,098
U.S. Treasury Inflation-Protected Security 0.125% 2022[1]		122,652	121,800
U.S. Treasury Inflation-Protected Security 0.625% 2024[1]		33,010	33,582
U.S. Treasury Inflation-Protected Security 0.25% 2025[1]		11,560	11,457
U.S. Treasury Inflation-Protected Security 1.00% 2046[1]		21,550	23,018
U.S. Treasury Inflation-Protected Securities 0.13%-2.38% 2024-2045[1]		36,940	38,151
Other securities			554,003

			1,062,870

Other 2.40%

Other securities			59,260

Total bonds, notes & other debt instruments (cost: $2,173,424,000)			2,213,019

Convertible stocks 0.05%

	Shares

U.S. dollars 0.05%

Other securities			1,210

Total convertible stocks (cost: $1,202,000)			1,210

American Funds Insurance Series      95

Global Bond Fund

Common stocks 0.03%

	Shares	Value (000)

U.S. dollars 0.03%

Other securities
Total common stocks (cost: $2,528,000)		$696

		696

Short-term securities 11.25%

	Principal amount (000)

American Honda Finance Corp. 1.43% due 1/24/2018	$36,000	35,962
Japanese Treasury Discount Bills (0.16)% due 5/21/2018	¥15,300,000	135,869
Liberty Street Funding Corp. 1.78% due 3/21/2018[5]	$25,000	24,901
Mitsubishi UFJ Trust and Banking Corp. 1.52% due 1/19/2018[5]	35,400	35,369
Royal Bank of Canada 1.53% due 1/16/2018	16,000	15,988
Victory Receivables Corp. 1.43% due 1/16/2018[5]	12,200	12,191
Other securities		17,268

Total short-term securities (cost: $276,867,000)		277,548

Total investment securities 101.01% (cost: $2,454,021,000)		2,492,473
Other assets less liabilities (1.01)%		(24,895)

Net assets 100.00%		$2,467,578

This summary investment portfolio is designed to streamline the report and help investors better focus on the fund’s principal holdings. See the inside back cover for details on how to obtain a complete schedule of portfolio holdings.

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio. “Other securities” includes securities which were valued under fair value procedures adopted by authority of the board of trustees. The total value of securities which were valued under fair value procedures was $2,478,000, which represented .10% of the net assets of the fund. “Other securities“ also includes loan participations and assignments, which may be subject to legal or contractual restrictions on resale. The total value of all such loans was $5,582,000, which represented .23% of the net assets of the fund. Some securities in “Other securities” (with an aggregate value of $4,647,000, an aggregate cost of $5,346,000, and which represented .19% of the net assets of the fund) were acquired from 3/10/2010 to 8/9/2017 through private placement transactions exempt from registration under the Securities Act of 1933, which may subject them to legal or contractual restrictions on resale.

Futures contracts

Contracts	Type	Number of contracts	Expiration	Notional amount[6] (000)	Value at 12/31/2017[7] (000)	Unrealized (depreciation) appreciation at 12/31/2017 (000)
10 Year Ultra U.S. Treasury Note Futures	Long	101	March 2018	$10,100	$13,490	$(78)
10 Year U.S. Treasury Note Futures	Long	77	March 2018	7,700	9,552	(48)
30 Year Ultra U.S. Treasury Bond Futures	Long	13	March 2018	1,300	2,179	25
5 Year U.S. Treasury Note Futures	Long	1,524	April 2018	152,400	177,034	(428)
90 Day Euro Dollar Futures	Short	366	September 2018	(91,500)	(89,634)	170

						$(359)

Forward currency contracts

Contract amount						Unrealized appreciation (depreciation)
Purchases (000)		Sales (000)		Counterparty	Settlement date	at 12/31/2017 (000)
USD	7,771	MXN	140,900	JPMorgan Chase	1/4/2018	$613
USD	3,058	CAD	3,900	Bank of America, N.A.	1/5/2018	(45)
USD	4,126	INR	267,100	Citibank	1/5/2018	(55)
USD	7,869	AUD	10,200	UBS AG	1/5/2018	(90)
USD	14,560	INR	941,650	JPMorgan Chase	1/5/2018	(180)

96      American Funds Insurance Series

Global Bond Fund

Contract amount						Unrealized appreciation (depreciation)
Purchases (000)		Sales (000)		Counterparty	Settlement date	at 12/31/2017 (000)
USD	2,774	ZAR	39,200	UBS AG	1/5/2018	$(391)
EUR	5,084	USD	5,951	Goldman Sachs	1/8/2018	153
USD	4,970	ILS	17,400	Bank of America, N.A.	1/9/2018	(32)
USD	13,666	EUR	11,550	HSBC Bank	1/9/2018	(202)
EUR	10,463	USD	12,500	Bank of America, N.A.	1/10/2018	63
USD	3,153	CAD	4,050	Bank of America, N.A.	1/10/2018	(70)
JPY	1,392,273	USD	12,434	JPMorgan Chase	1/10/2018	(70)
USD	5,035	PLN	17,827	JPMorgan Chase	1/10/2018	(86)
USD	4,029	AUD	5,300	Goldman Sachs	1/10/2018	(106)
JPY	2,265,955	USD	20,240	Bank of America, N.A.	1/10/2018	(117)
USD	5,171	AUD	6,800	Bank of America, N.A.	1/10/2018	(135)
USD	7,691	CAD	9,850	Goldman Sachs	1/10/2018	(147)
JPY	1,346,098	USD	12,121	Barclays Bank PLC	1/10/2018	(167)
JPY	3,321,365	USD	29,938	JPMorgan Chase	1/10/2018	(442)
JPY	835,989	USD	7,411	Bank of America, N.A.	1/11/2018	13
USD	1,710	AUD	2,250	Bank of America, N.A.	1/11/2018	(46)
JPY	2,218,752	USD	20,004	UBS AG	1/11/2018	(299)
EUR	17,250	USD	20,075	UBS AG	1/12/2018	640
USD	3,762	MXN	72,500	HSBC Bank	1/12/2018	85
USD	12,610	AUD	16,760	Citibank	1/12/2018	(467)
USD	5,694	INR	369,000	Bank of America, N.A.	1/16/2018	(75)
EUR	14,702	USD	17,356	JPMorgan Chase	1/17/2018	305
JPY	2,756,764	USD	24,449	JPMorgan Chase	1/17/2018	41
JPY	1,698,519	USD	15,121	Citibank	1/17/2018	(32)
USD	3,568	EUR	3,000	Bank of America, N.A.	1/17/2018	(36)
JPY	3,324,831	USD	29,698	HSBC Bank	1/17/2018	(162)
CHF	5,774	USD	5,864	Goldman Sachs	1/18/2018	70
JPY	445,496	USD	3,951	Goldman Sachs	1/18/2018	7
NOK	37,200	USD	4,441	Bank of America, N.A.	1/19/2018	92
EUR	2,833	GBP	2,500	HSBC Bank	1/19/2018	26
USD	9,255	EUR	7,850	Bank of America, N.A.	1/19/2018	(176)
EUR	6,645	USD	7,833	Bank of America, N.A.	1/22/2018	153
JPY	351,002	USD	3,128	Citibank	1/22/2018	(9)
JPY	995,097	USD	8,894	Barclays Bank PLC	1/22/2018	(52)
SEK	51,198	USD	6,101	Citibank	1/23/2018	151
EUR	5,439	USD	6,441	Citibank	1/23/2018	95
JPY	1,655,674	USD	14,688	UBS AG	1/23/2018	25
USD	9,075	ILS	31,900	JPMorgan Chase	1/23/2018	(101)
USD	6,140	PLN	21,950	Citibank	1/23/2018	(166)
SEK	60,114	USD	7,094	Barclays Bank PLC	1/24/2018	247
JPY	933,211	USD	8,249	Goldman Sachs	1/24/2018	45
EUR	2,082	USD	2,500	Citibank	2/5/2018	4
USD	6,121	ILS	21,303	Bank of America, N.A.	2/6/2018	(11)
JPY	1,310,000	USD	11,635	HSBC Bank	2/15/2018	19
NOK	32,573	DKK	24,600	Citibank	2/15/2018	(4)
JPY	392,473	USD	3,499	Citibank	2/15/2018	(8)
SEK	30,059	USD	3,588	Barclays Bank PLC	2/22/2018	88
JPY	376,335	USD	3,336	HSBC Bank	2/23/2018	13
USD	7,605	INR	504,900	Citibank	3/26/2018	(221)
USD	5,942	BRL	19,300	Citibank	4/23/2018	196
USD	138,524	JPY	15,300,000	Citibank	5/21/2018	1,645
USD	5,348	BRL	18,000	Citibank	11/29/2018	117
USD	169	EUR	140	Bank of America, N.A.	12/13/2018	(3)
USD	2,008	EUR	1,670	Bank of America, N.A.	12/13/2018	(43)

						$660

American Funds Insurance Series      97

Global Bond Fund

Swap contracts

Interest rate swaps

Receive	Pay	Expiration date	Notional (000)		Value at 12/31/2017 (000)	Upfront payments/ receipts (000)	Unrealized (depreciation) appreciation at 12/31/2017 (000)
7.46%	28-day MXN-TIIE	11/6/2018	MXN	1,356,000	$(335)	$—	$(335)
7.455%	28-day MXN-TIIE	11/7/2018		1,099,000	(274)	—	(274)
7.44%	28-day MXN-TIIE	11/7/2018		3,045,000	(779)	—	(779)
1.6505%	3-month USD-LIBOR	3/21/2019		$85,000	(290)	—	(290)
3-month USD-LIBOR	2.0335%	12/19/2019		35,000	18	—	18
9.145%	DI-OVER-EXTRA Grupo	1/4/2021	BRL	108,000	244	—	244
6.775%	28-day MXN-TIIE	6/20/2022	MXN	280,000	(590)	—	(590)
3-month SEK-STIBOR	0.425%	8/4/2022	SKr	140,000	(16)	—	(16)
3-month USD-LIBOR	2.4275%	10/31/2027		$7,050	(27)	—	(27)
3-month USD-LIBOR	2.556%	11/27/2045		10,000	(40)	—	(40)
3-month USD-LIBOR	1.909%	10/11/2046		5,750	772	—	772
3-month USD-LIBOR	2.659%	2/8/2047		6,000	(159)	—	(159)
1.4898%	6-month EURIBOR	11/24/2047		€2,150	(3)	—	(3)

						$—	$(1,479)

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

[1]	Index-linked bond whose principal amount moves with a government price index.
[2]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[3]	Purchased on a TBA basis.
[4]	A portion of this security was pledged as collateral. The total value of pledged collateral was $8,305,000, which represented .34% of the net assets of the fund.
[5]	Acquired in a transaction exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities, including those in “Other securities,“ was $259,235,000, which represented 10.51% of the net assets of the fund.
[6]	Notional amount is calculated based on the number of contracts and notional contract size.
[7]	Value is calculated based on the notional amount and current market price.

Key to abbreviations and symbols

AUD/A$ = Australian dollars

BRL = Brazilian reais

CAD/C$ = Canadian dollars

CHF = Swiss francs

CLP = Chilean pesos

DI-OVER-EXTRA Grupo = Overnight Brazilian Interbank Deposit Rate

DKK/DKr = Danish kroner

EUR/€ = Euros

EURIBOR = Euro Interbank Offered Rate

GBP/£ = British pounds

ILS = Israeli shekels

INR = Indian rupees

JPY/¥ = Japanese yen

LIBOR = London Interbank Offered Rate

MXN = Mexican pesos

MYR = Malaysian ringgits

NKr = Norwegian kroner

PLN = Polish zloty

SEK/SKr = Swedish kronor

STIBOR = Stockholm Interbank Offered Rate

TBA = To-be-announced

THB = Thai baht

TIIE = Equilibrium Interbank Interest Rate

USD/$ = U.S. dollars

ZAR = South African rand

See Notes to Financial Statements

98    American Funds Insurance Series

High-Income Bond Fund

Summary investment portfolio December 31, 2017

Bonds, notes & other debt instruments 94.25%

	Principal amount (000)	Value (000)

Corporate bonds & notes 93.34%

Energy 19.39%

American Energy (Marcellus), Term Loan B, (3-month USD-LIBOR + 4.25%) 5.710% 2020[1,2,3,4]	$7,533	$5,574
American Energy (Permian Basin) 7.125% 2020[5]	7,445	6,068
American Energy (Permian Basin) 7.375% 2021[5]	6,770	5,484
Blackstone CQP Holdco LP, 6.00% 2021[5,6]	1,600	1,612
Blackstone CQP Holdco LP, 6.50% 2021[5,6]	20,685	21,099
Chesapeake Energy Corp. 8.00% 2025[5]	10,025	10,138
Chesapeake Energy Corp. 4.61%-8.00% 2019-2027[4,5]	13,838	13,716
CONSOL Energy Inc. 5.875% 2022	11,299	11,596
NGL Energy Partners LP 6.875% 2021	6,415	6,575
Southwestern Energy Co. 4.10% 2022	8,915	8,804
Teekay Corp. 8.50% 2020	11,168	11,419
Weatherford International PLC 6.75% 2040	7,755	6,398
Weatherford International PLC 4.50%-9.88% 2021-2042	12,680	11,458
Other securities		161,929

		281,870

Health care 12.43%

Centene Corp. 4.75% 2022	6,515	6,792
Molina Healthcare, Inc. 5.375% 2022	10,285	10,774
Molina Healthcare, Inc. 4.875% 2025[5]	3,975	3,985
Rotech Healthcare Inc., Term Loan, (3-month USD-LIBOR + 11.00%) 13.00% 2020 (84.62% PIK)[2,3,4,7,8,9]	6,709	6,343
Tenet Healthcare Corp. 4.38%-8.13% 2021-2025[5]	12,272	12,161
Tenet Healthcare Corp., First Lien, 6.00% 2020	6,490	6,886
Tenet Healthcare Corp., First Lien 4.50%-4.75% 2020-2021	5,405	5,510
Valeant Pharmaceuticals International, Inc. 5.875% 2023[5]	8,860	8,229
Valeant Pharmaceuticals International, Inc. 6.125% 2025[5]	17,245	15,844
Valeant Pharmaceuticals International, Inc. 5.38%-9.00% 2020-2025[5]	15,503	15,897
Other securities		88,292

		180,713

Consumer discretionary 12.12%

CCO Holdings LLC and CCO Holdings Capital Corp. 5.75% 2026[5]	10,320	10,746
CCO Holdings LLC and CCO Holdings Capital Corp. 5.00% 2028[5]	6,025	5,889
CCO Holdings LLC and CCO Holdings Capital Corp. 4.00%-5.88% 2023-2027[5]	9,450	9,547
Clear Channel Worldwide Holdings, Inc. 7.625% 2020	12,563	12,359
iHeartCommunications, Inc. 9.00% 2019	10,385	7,763
Petsmart, Inc. 5.875% 2025[5]	11,175	8,633
Petsmart, Inc. 7.13%-8.88% 2023-2025[5]	7,785	4,702
Petsmart, Inc., Term Loan B-2, (3-month USD-LIBOR + 3.00%) 4.57% 2022[2,3,4]	1,952	1,573
Sotheby’s 4.875% 2025[5]	6,870	6,793
Wynn Las Vegas, LLC and Wynn Capital Corp. 5.50% 2025[5]	6,525	6,737
Other securities		101,530

		176,272

Materials 12.00%

Cleveland-Cliffs Inc. 4.875% 2024[5]	1,800	1,800
Cliffs Natural Resources Inc. 5.75% 2025[5]	14,550	13,932
Cliffs Natural Resources Inc. 6.25% 2040	1,735	1,366
First Quantum Minerals Ltd. 7.00% 2021[5]	8,505	8,845
First Quantum Minerals Ltd. 7.50% 2025[5]	12,400	13,500
First Quantum Minerals Ltd. 7.25% 2022-2023[5]	3,900	4,141
Freeport-McMoRan Inc. 3.55% 2022	6,715	6,656
Ryerson Inc. 11.00% 2022[5]	6,336	7,104
Other securities		117,113

		174,457

American Funds Insurance Series    99

High-Income Bond Fund

Bonds, notes & other debt instruments (continued)

	Principal amount (000)	Value (000)

Corporate bonds & notes (continued)

Telecommunication services 9.34%

Cequel Communications Holdings I, LLC and Cequel Capital Corp. 6.375% 2020[5]	$5,367	$5,461
Frontier Communications Corp. 11.00% 2025	11,850	8,769
Frontier Communications Corp. 8.50%-10.50% 2020-2022	11,405	9,156
Ligado Networks, Term Loan,
(3-month USD-LIBOR + 8.75%) 10.07% 2020 (100% PIK)[2,3,4,7]	8,690	8,082
SoftBank Group Corp. 4.50% 2020[5]	8,550	8,755
Sprint Capital Corp. 8.75% 2032	1,025	1,166
Sprint Corp. 11.50% 2021	5,880	7,130
Sprint Nextel Corp. 6.88%-7.88% 2021-2028	14,295	14,861
Wind Tre SpA 5.00% 2026[5]	6,675	6,381
Other securities		65,969

		135,730

Industrials 8.54%

Associated Materials, LLC 9.00% 2024[5]	7,125	7,713
Brand Energy 8.5% 2025[5]	6,005	6,320
Corporate Risk Holdings LLC 9.50% 2019[5]	12,782	13,373
Corporate Risk Holdings LLC 13.50% 2020 (100% PIK)[5,7,8,9]	1,112	1,190
DAE Aviation Holdings, Inc. 10.00% 2023[5]	7,065	7,771
Other securities		87,784

		124,151

Information technology 8.03%

Camelot Finance SA 7.875% 2024[5]	5,630	6,024
Gogo Inc. 12.50% 2022[5]	11,050	12,500
Infor Software 7.125% 2021[5,7]	5,785	5,944
Kronos Inc., Term Loan B, (3-month USD-LIBOR + 8.25%) 9.627% 2024[2,3,4]	7,870	8,187
Unisys Corp. 10.75% 2022[5]	7,275	8,166
Other securities		75,875

		116,696

Utilities 4.10%

AES Corp. 7.375% 2021	5,925	6,680
AES Corp. 4.88%-8.00% 2020-2027[5]	13,506	14,412
Other securities		38,456

		59,548

Financials 3.23%

CIT Group Inc. 3.875% 2019	6,835	6,921
Other securities		40,079

		47,000

Real estate 2.11%

Iron Mountain Inc. 5.75% 2024	5,975	6,080
Other securities		24,604

		30,684

Consumer staples 2.05%

Other securities		29,872

Total corporate bonds & notes		1,356,993

Other bonds & notes 0.91%

U.S. Treasury 1.25% 2019	10,000	9,921
Other securities		3,417

		13,338

Total bonds, notes & other debt instruments (cost: $1,356,968,000)		1,370,331

100  American Funds Insurance Series

High-Income Bond Fund

Convertible bonds 0.40%

	Principal amount (000)	Value (000)

Energy 0.08%

Weatherford International PLC 5.875% 2021	$527	$572
Other securities		585

		1,157

Other 0.15%

Other securities		2,159

Miscellaneous 0.17%

Other convertible bonds in initial period of acquisition		2,544

Total convertible bonds (cost: $5,582,000)
		5,860

Convertible stocks 0.91%

	Shares

Industrials 0.68%

Associated Materials, LLC, 14.00% convertible preferred 2020[8,9]	4,850	5,553
Other securities		4,257

		9,810

Information technology 0.04%

Other securities		643

Telecommunication services 0.01%

Frontier Communications Corp., Series A, convertible preferred	10,000	108

Miscellaneous 0.18%

Other convertible stocks in initial period of acquisition		2,619

Total convertible stocks (cost: $15,788,000)		13,180

Common stocks 0.75%

Information technology 0.26%

Corporate Risk Holdings I, Inc.[6,8,9,10]	218,504	3,863
Other securities		—

		3,863

Other 0.32%

Other securities		4,531

Miscellaneous 0.17%

Other common stocks in initial period of acquisition		2,462

Total common stocks (cost: $26,386,000)		10,856

Rights & warrants 0.00%

Utilities 0.00%

Other securities		36

Total rights & warrants (cost: $63,000)		36

American Funds Insurance Series  101

High-Income Bond Fund

Short-term securities 1.68%

	Principal amount (000)	Value (000)

General Electric Co. 1.42% due 1/2/2018	$13,600	$13,598
U.S. Treasury Bills 1.11% due 1/11/2018	10,800	10,796

Total short-term securities (cost: $24,396,000)		24,394

Total investment securities 97.99% (cost: $1,429,183,000)		1,424,657
Other assets less liabilities 2.01%		29,223

Net assets 100.00%		$1,453,880

This summary investment portfolio is designed to streamline the report and help investors better focus on the fund’s principal holdings. See the inside back cover for details on how to obtain a complete schedule of portfolio holdings.

As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio.

Swap contracts

Interest rate swaps

Receive	Pay	Expiration date	Notional (000)	Value at 12/31/2017 (000)	Upfront payments/ receipts (000)	Unrealized appreciation (depreciation) at 12/31/2017 (000)
3-month USD-LIBOR	2.0745%	11/21/2026	$18,600	$431	$—	$431
3-month USD-LIBOR	2.2825%	4/13/2027	10,700	81	—	81
2.2865%	3-month USD-LIBOR	10/2/2027	10,100	(90)	—	(90)

					$—	$422

Credit default swaps

Centrally cleared credit default swaps on credit indices — buy protection

Receive	Pay/ Payment frequency	Expiration date	Notional (000)	Value at 12/31/2017 (000)	Upfront payments (000)	Unrealized depreciation at 12/31/2017 (000)
CDX.NA.HY.29	5.00%/Quarterly	12/20/2022	$108,000	$(8,915)	$(8,496)	$(419)

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

[1]	Scheduled interest and/or principal payment was not received.
[2]	Loan participations and assignments; may be subject to legal or contractual restrictions on resale. The total value of all such loans, including those in “Other securities,” was $89,280,000, which represented 6.14% of the net assets of the fund.
[3]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[4]	Coupon rate may change periodically.
[5]	Acquired in a transaction exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities, including those in “Other securities,“ was $745,292,000, which represented 51.26% of the net assets of the fund.
[6]	Acquired through a private placement transaction exempt from registration under the Securities Act of 1933. May be subject to legal or contractual restrictions on resale. Further details on these holdings appear on the next page.
[7]	Payment in kind; the issuer has the option of paying additional securities in lieu of cash. Most recent payment was 100% cash unless otherwise noted.
[8]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in “Miscellaneous“ and “Other securities,“ was $32,234,000, which represented 2.22% of the net assets of the fund.
[9]	Value determined using significant unobservable inputs.
[10]	Security did not produce income during the last 12 months.

102  American Funds Insurance Series

High-Income Bond Fund

Private placement securities	Acquisition date(s)	Cost (000)	Value (000)	Percent of net assets
Blackstone CQP Holdco LP, 6.50% 2021	3/6/2017	$20,695	$21,099	1.45%
Blackstone CQP Holdco LP, 6.00% 2021	8/9/2017	1,600	1,612	.11
Corporate Risk Holdings I, Inc.	8/31/2015	2,428	3,863	.27
Corporate Risk Holdings Corp.	8/31/2015	—	—	.00
Other securities	12/13/2012-11/15/2016	17,830	8,493	.58

Total private placement securities		$42,553	$35,067	2.41%

Key to abbreviations and symbol

LIBOR = London Interbank Offered Rate

USD/$ = U.S. dollars

See Notes to Financial Statements

American Funds Insurance Series  103

Mortgage Fund

Summary investment portfolio December 31, 2017

Bonds, notes & other debt instruments 95.14%

	Principal amount (000)	Value (000)

Mortgage-backed obligations 63.46%

Federal agency mortgage-backed obligations 60.15%

Fannie Mae 4.00% 2047[1]	$7,816	$8,189
Fannie Mae 4.00% 2047[1]	4,844	5,075
Fannie Mae 4.00% 2048[1,2]	17,250	18,026
Fannie Mae 4.50% 2048[1,2]	3,700	3,932
Fannie Mae 4.00%-5.00% 2036[1]	1,133	1,196
Freddie Mac 4.00% 2036[1]	5,848	6,186
Freddie Mac 4.00% 2047[1]	9,510	9,960
Freddie Mac 4.00% 2048[1,2]	25,000	26,154
Freddie Mac 4.00% 2048[1,2]	22,854	23,877
Freddie Mac Pool #760014 2.969% 2045[1,3]	2,989	3,001
Freddie Mac, Series KJ02, Class A2, Multi Family 2.597% 2020[1]	3,704	3,722
Freddie Mac, Series K031, Class A2, Multi Family 3.30% 2023[1,3]	4,722	4,914
Freddie Mac 3.31%-5.00% 2023-2036[1,3]	3,696	3,916
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class HA, 2.00% 2056[1]	1,814	1,803
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class MA, 3.00% 2056[1]	1,675	1,675
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class HT, 2.25% 2057[1]	13,810	13,780
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class MT, 3.50% 2057[1]	8,325	8,518
Government National Mortgage Assn. 5.50% 2040[1]	2,246	2,499
Government National Mortgage Assn. 3.50% 2043[1]	2,453	2,558
Government National Mortgage Assn. 3.50% 2043[1]	1,754	1,816
Government National Mortgage Assn. 3.50% 2043[1]	1,714	1,783
Government National Mortgage Assn. 4.25% 2044[1]	1,764	1,867
Government National Mortgage Assn. 4.00% 2047[1]	17,763	18,613
Government National Mortgage Assn. 4.50% 2048[1,2]	4,950	5,193
Government National Mortgage Assn. 4.737% 2065[1]	1,697	1,769
Government National Mortgage Assn. 4.62% 2066[1]	1,792	1,900
Government National Mortgage Assn. 3.50%-6.50% 2034-2066[1]	15,339	15,981
Vendee Mortgage Trust, Series 2011-2, Class V, 3.75% 2028[1]	4,544	4,557
Vendee Mortgage Trust, Series 2010-1, Class DA, 4.25% 2035[1]	680	700
Other securities		1,473

		204,633

Collateralized mortgage-backed (privately originated) 3.28%

Towd Point Mortgage Trust, Series 2015-2, Class 2A11, 3.00% 2057[1,3,4]	2,160	2,175
Other securities		8,985

		11,160

Commercial mortgage-backed securities 0.03%

Other securities		91

Total mortgage-backed obligations		215,884

U.S. Treasury bonds & notes 16.09%

U.S. Treasury 10.57%

U.S. Treasury 1.875% 2022	19,800	19,515
U.S. Treasury 1.875% 2022[5]	5,000	4,941
U.S. Treasury 2.00% 2022	7,300	7,238
U.S. Treasury 2.50% 2024	2,500	2,528
U.S. Treasury 1.50%-2.13% 2020-2022	1,744	1,735

		35,957

104  American Funds Insurance Series

Mortgage Fund

Bonds, notes & other debt instruments

	Principal amount (000)	Value (000)

U.S. Treasury inflation-protected securities 5.52%

U.S. Treasury Inflation-Protected Security 0.375% 2025[5,6]	$7,489	$7,501
U.S. Treasury Inflation-Protected Security 2.125% 2041[6]	124	163
U.S. Treasury Inflation-Protected Security 0.75% 2042[6]	7,025	7,095
U.S. Treasury Inflation-Protected Security 1.375% 2044[6]	3,466	4,004

		18,763

Total U.S. Treasury bonds & notes		54,720

Federal agency bonds & notes 12.22%

Fannie Mae 1.88%-2.00% 2022	21,800	21,617
Federal Home Loan Bank 1.38%-1.88% 2021	13,000	12,852
United States Agency for International Development, Jordan (Kingdom of) 2.503% 2020	7,000	7,087

		41,556

Asset-backed obligations 3.32%

Hertz Vehicle Financing LLC, Rental Car Asset-backed Notes, Series 2015-1, Class A, 2.73% 2021[1,4]	1,823	1,829
Other securities		9,456

		11,285

Corporate bonds & notes 0.05%

Financials 0.05%

Other securities		187

Total bonds, notes & other debt instruments (cost: $322,647,000)		323,632

Short-term securities 27.27%

Apple Inc. 1.22% due 1/12/2018[4]	4,000	3,998
Bank of Tokyo-Mitsubishi UFJ, Ltd. 1.49% due 1/10/2018	7,000	6,996
CAFCO, LLC 1.39% due 2/2/2018[4]	3,900	3,894
Eli Lilly and Co. 1.28% due 1/8/2018[4]	9,000	8,996
Emerson Electric Co. 1.27% due 1/29/2018[4]	5,500	5,493
Federal Farm Credit Banks 1.32% due 4/19/2018	5,000	4,978
Federal Home Loan Bank 1.15%-1.30% due 1/5/2018-2/14/2018	25,750	25,731
General Electric Co. 1.42% due 1/2/2018	6,000	5,999
National Rural Utilities Cooperative Finance Corp. 1.51% due 1/17/2018	5,000	4,996
Paccar Financial Corp. 1.26% due 1/12/2018	5,500	5,497
Private Export Funding Corp. 1.25% due 1/4/2018[4]	8,210	8,208
Toronto-Dominion Bank 1.45% due 3/16/2018[4]	8,000	7,971

Total short-term securities (cost: $92,772,000)		92,757

Total investment securities 122.41% (cost: $415,419,000)		416,389
Other assets less liabilities (22.41)%		(76,219)

Net assets 100.00%		$340,170

This summary investment portfolio is designed to streamline the report and help investors better focus on the fund’s principal holdings. See the inside back cover for details on how to obtain a complete schedule of portfolio holdings.

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio. “Other securities” includes securities which were valued under fair value procedures adopted by authority of the board of trustees. The total value of securities which were valued under fair value procedures was $1,579,000, which represented .46% of the net assets of the fund.

American Funds Insurance Series  105

Mortgage Fund

Futures contracts

Contracts	Type	Number of contracts	Expiration	Notional amount[7] (000)	Value at 12/31/2017[8] (000)	Unrealized (depreciation) appreciation at 12/31/2017 (000)
10 Year Ultra U.S. Treasury Note Futures	Long	95	March 2018	$9,500	$12,689	$(73)
20 Year U.S. Treasury Bond Futures	Long	48	March 2018	4,800	7,344	8
30 Year Ultra U.S. Treasury Bond Futures	Long	11	March 2018	1,100	1,844	13
5 Year U.S. Treasury Note Futures	Long	1,136	April 2018	113,600	131,962	(580)

						$(632)

Swap contracts

Interest rate swaps

Receive	Pay	Expiration date	Notional (000)	Value at 12/31/2017 (000)	Upfront payments/ receipts (000)	Unrealized appreciation (depreciation) at 12/31/2017 (000)
3-month USD-LIBOR	1.217%	9/22/2021	$11,500	$406	$—	$406
3-month USD-LIBOR	1.225%	9/22/2021	11,500	402	—	402
3-month USD-LIBOR	1.2796%	10/11/2021	14,500	485	—	485
2.0135%	3-month USD-LIBOR	10/20/2021	30,000	(202)	—	(202)
2.012%	3-month USD-LIBOR	10/4/2022	9,000	(91)	—	(91)
2.00%	3-month USD-LIBOR	10/5/2022	41,500	(441)	—	(441)
2.1045%	3-month USD-LIBOR	10/31/2022	4,000	(23)	—	(23)
3-month USD-LIBOR	2.24%	12/5/2026	10,500	104	—	104
3-month USD-LIBOR	2.27%	12/5/2026	8,500	63	—	63
3-month USD-LIBOR	3.34%	6/27/2044	3,500	(564)	—	(564)
3-month USD-LIBOR	3.206%	7/31/2044	2,000	(270)	—	(270)
3-month USD-LIBOR	3.238%	8/8/2044	2,000	(283)	—	(283)
3-month USD-LIBOR	3.2265%	9/25/2044	3,000	(418)	—	(418)
3-month USD-LIBOR	2.5055%	1/9/2045	2,000	14	—	14
3-month USD-LIBOR	2.454%	1/15/2045	3,200	55	—	55
3-month USD-LIBOR	2.52822%	11/23/2045	3,560	6	—	6
3-month USD-LIBOR	2.59125%	12/16/2045	2,250	(25)	—	(25)
U.S. EFFR	2.145%	11/9/2047	2,200	4	—	4
U.S. EFFR	2.153%	11/10/2047	2,200	— [9]	—	— [9]
U.S. EFFR	2.155%	11/10/2047	1,280	— [9]	—	— [9]
U.S. EFFR	2.17%	11/13/2047	2,320	(8)	—	(8)

					$—	$(786)

106  American Funds Insurance Series

Mortgage Fund

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

[1]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[2]	Purchased on a TBA basis.
[3]	Coupon rate may change periodically.
[4]	Acquired in a transaction exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities, including those in “Other securities,“ was $57,740,000, which represented 16.97% of the net assets of the fund.
[5]	A portion of this security was pledged as collateral. The total value of pledged collateral was $7,383,000, which represented 2.17% of the net assets of the fund.
[6]	Index-linked bond whose principal amount moves with a government price index.
[7]	Notional amount is calculated based on the number of contracts and notional contract size.
[8]	Value is calculated based on the notional amount and current market price.
[9]	Amount less than one thousand.

Key to abbreviations and symbol

EFFR = Federal Funds Effective Rate

LIBOR = London Interbank Offered Rate

TBA = To-be-announced

USD/$ = U.S. dollars

See Notes to Financial Statements

American Funds Insurance Series  107

Ultra-Short Bond Fund

Investment portfolio December 31, 2017

Short-term securities 100.30%

	Principal amount (000)	Value (000)

Commercial paper 82.90%

American Honda Finance Corp. 1.43% due 1/24/2018	$8,100	$8,092
Bank of Tokyo-Mitsubishi UFJ, Ltd. 1.56% due 2/14/2018[1]	9,000	8,980
BMW U.S. Capital LLC 1.59% due 3/19/2018[1]	5,000	4,983
British Columbia (Province of) 1.27% due 1/16/2018	11,000	10,992
CAFCO, LLC 1.41% due 2/13/2018[1]	10,500	10,479
Cisco Systems, Inc. 1.50% due 2/15/2018[1]	8,000	7,984
DBS Bank Ltd. 1.42%-1.46% due 2/2/2018-2/15/2018[1]	10,600	10,581
Estée Lauder Companies Inc. 1.49% due 1/22/2018[1]	5,000	4,995
ExxonMobil Corp. 1.40% due 1/23/2018	6,300	6,294
General Electric Co. 1.42% due 1/2/2018	11,000	10,998
IBM Credit LLC 1.62% due 3/13/2018[1]	8,600	8,573
John Deere Canada ULC 1.32% due 1/5/2018[1]	2,200	2,199
KfW 1.32% due 1/12/2018[1]	12,000	11,994
Liberty Street Funding Corp. 1.40% due 2/1/2018[1]	10,000	9,985
Mizuho Bank, Ltd. 1.40% due 2/15/2018[1]	10,000	9,978
National Australia Bank Ltd. 1.65% due 4/4/2018[1]	8,900	8,860
Nordea Bank AB 1.37% due 2/14/2018[1]	10,500	10,480
Old Line Funding, LLC 1.36% due 1/22/2018[1]	4,400	4,395
Paccar Financial Corp. 1.28% due 1/9/2018	5,100	5,098
Province of Alberta 1.45% due 1/10/2018[1]	3,700	3,698
Prudential Funding, LLC 1.35% due 1/12/2018	10,500	10,494
Qualcomm Inc. 1.32% due 2/6/2018[1]	7,800	7,787
Québec (Province of) 1.49% due 1/18/2018[1]	11,000	10,991
Royal Bank of Canada 1.34% due 1/8/2018	6,000	5,998
Simon Property Group, L.P. 1.54% due 3/15/2018[1]	6,100	6,080
Société Générale 1.41% due 1/31/2018[1]	10,400	10,385
Swedbank AB 1.51% due 3/21/2018	5,000	4,984
Total Capital Canada Ltd. 1.66% due 3/16/2018[1]	10,100	10,066
Toyota Industries Commercial Finance, Inc. 1.37% due 1/22/2018[1]	6,200	6,194
Unilever Capital Corp. 1.43% due 2/26/2018[1]	9,600	9,577
Walt Disney Co. 1.45% due 1/29/2018[1]	10,500	10,487

		252,681

Federal agency discount notes 17.40%

Federal Home Loan Bank 1.08%-1.32% due 1/5/2018-2/28/2018	53,100	53,046

Total short-term securities (cost: $305,768,000)		305,727

Total investment securities 100.30% (cost: $305,768,000)		305,727
Other assets less liabilities (0.30)%		(922)

Net assets 100.00%		$304,805

[1]	Acquired in a transaction exempt from registration under Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $189,731,000, which represented 62.25% of the net assets of the fund.

See Notes to Financial Statements

108  American Funds Insurance Series

U.S. Government/AAA-Rated Securities Fund

Summary investment portfolio December 31, 2017

Bonds, notes & other debt instruments 92.82%

	Principal amount (000)	Value (000)

U.S. Treasury bonds & notes 50.54%

U.S. Treasury 40.71%

U.S. Treasury 1.125% 2021	$31,950	$30,869
U.S. Treasury 1.75% 2021[1]	40,540	39,981
U.S. Treasury 2.00% 2021	46,300	46,077
U.S. Treasury 2.00% 2021	44,350	44,207
U.S. Treasury 2.00% 2021	26,500	26,461
U.S. Treasury 2.125% 2021	23,450	23,475
U.S. Treasury 2.25% 2021	64,745	65,141
U.S. Treasury 2.25% 2021	38,000	38,258
U.S. Treasury 1.75% 2022	198,300	194,846
U.S. Treasury 1.875% 2022	63,000	62,254
U.S. Treasury 1.875% 2022	45,000	44,395
U.S. Treasury 2.00% 2022	80,000	79,316
U.S. Treasury 2.00% 2022	43,510	43,121
U.S. Treasury 1.50% 2023	26,020	25,111
U.S. Treasury 1.625% 2023	38,150	36,961
U.S. Treasury 2.125% 2023	64,095	63,582
U.S. Treasury 2.125% 2024	115,975	114,525
U.S. Treasury 2.25% 2024	40,550	40,365
U.S. Treasury 2.50% 2024	44,000	44,502
U.S. Treasury 2.75% 2047	50,501	50,572
U.S. Treasury 1.13%-6.25% 2021-2047	148,817	149,234

		1,263,253

U.S. Treasury inflation-protected securities 9.83%

U.S. Treasury Inflation-Protected Security 0.25% 2025[2]	27,223	26,981
U.S. Treasury Inflation-Protected Security 0.375% 2025[2]	86,645	86,784
U.S. Treasury Inflation-Protected Security 2.375% 2025[2]	24,864	28,333
U.S. Treasury Inflation-Protected Security 0.375% 2027[2]	68,267	67,914
U.S. Treasury Inflation-Protected Security 1.375% 2044[1,2]	45,728	52,818
U.S. Treasury Inflation-Protected Securities 0.13%-2.13% 2020-2047[2]	41,535	42,269

		305,099

Total U.S. Treasury bonds & notes		1,568,352

Mortgage-backed obligations 25.34%

Federal agency mortgage-backed obligations 25.34%

Fannie Mae 3.50% 2033[3,4]	30,000	30,946
Fannie Mae 3.00% 2036[3]	29,057	29,534
Fannie Mae 4.00% 2047[3]	34,100	35,730
Fannie Mae 4.00% 2047[3]	23,761	24,893
Fannie Mae 4.50% 2047[3]	25,443	27,113
Fannie Mae 4.50% 2048[3,4]	75,000	79,804
Fannie Mae 0%-9.50% 2022-2048[3,4,5]	105,743	110,011
Freddie Mac 4.00% 2047[3]	23,965	25,098
Freddie Mac 4.00% 2048[3,4]	50,000	52,309
Freddie Mac 0%-5.50% 2020-2048[3,4,5]	113,700	117,766
Government National Mortgage Assn. 4.00% 2047[3]	63,961	67,023
Government National Mortgage Assn. 4.50% 2048[3,4]	30,525	32,022
Government National Mortgage Assn. 1.99%-6.64% 2034-2065[3,5]	90,528	94,637
Other securities		59,617

		786,503

Federal agency bonds & notes 16.94%

Fannie Mae 1.25%-7.13% 2019-2030	31,400	32,762
Federal Home Loan Bank 1.75%-5.50% 2018-2036	91,315	92,402
Freddie Mac 3.75% 2019	12,750	13,040
Tennessee Valley Authority 2.88%-5.88% 2021-2060	47,305	50,606
TVA Southaven 3.846% 2033[3]	1,418	1,444
U.S. Department of Housing and Urban Development 1.33%-3.70% 2018-2034	83,632	84,747
United States Agency for International Development, Iraq (Republic of), 2.149% 2022	6,670	6,634

American Funds Insurance Series  109

U.S. Government/AAA-Rated Securities Fund

Bonds, notes & other debt instruments (continued)

	Principal amount (000)	Value (000)

Federal agency bonds & notes (continued)

United States Agency for International Development, Jordan (Kingdom of) 1.95%-3.00% 2019-2025	$194,000	$196,981
United States Agency for International Development, Morocco (Kingdom of) 7.55% 2026[3]	3,621	4,311
United States Agency for International Development, Tunisia (Kingdom of) 1.416% 2021	3,000	2,904
United States Agency for International Development, Ukraine 1.47%-1.84% 2019-2021	5,855	5,742
Other securities		34,007

		525,580

Total bonds, notes & other debt instruments (cost: $2,881,337,000)		2,880,435

Short-term securities 14.77%

Apple Inc. 1.24% due 1/30/2018[6]	35,000	34,955
Ciesco LLC 1.87% due 6/25/2018[6]	50,000	49,544
Cisco Systems, Inc. 1.36% due 3/8/2018[6]	45,000	44,872
ExxonMobil Corp. 1.40% due 1/23/2018	31,400	31,370
Federal Home Loan Bank 1.16% due 2/2/2018	25,000	24,974
Kimberly-Clark Corp. 1.48% due 1/16/2018[6]	25,000	24,981
Microsoft Corp. 1.27%-1.30% due 1/16/2018-1/23/2018[6]	70,000	69,945
Paccar Financial Corp. 1.22%-1.28% due 1/8/2018-1/16/2018	42,400	42,375
Sumitomo Mitsui Banking Corp. 1.44% due 1/11/2018[6]	40,000	39,979
Walt Disney Co. 1.25% due 1/19/2018[6]	35,000	34,970
Other securities		60,315

Total short-term securities (cost: $458,355,000)		458,280

Total investment securities 107.59% (cost: $3,339,692,000)		3,338,715
Other assets less liabilities (7.59)%		(235,400)

Net assets 100.00%		$3,103,315

This summary investment portfolio is designed to streamline the report and help investors better focus on the fund’s principal holdings. See the inside back cover for details on how to obtain a complete schedule of portfolio holdings.

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio.

Futures contracts

Contracts	Type	Number of contracts	Expiration	Notional amount[7] (000)	Value at 12/31/2017[8] (000)	Unrealized (depreciation) appreciation at 12/31/2017 (000)
10 Year U.S. Treasury Note Futures	Long	2,734	March 2018	$273,400	$339,144	$(813)
20 Year U.S. Treasury Bond Futures	Long	195	March 2018	19,500	29,835	31
10 Year Ultra U.S. Treasury Note Futures	Short	175	March 2018	(17,500)	(23,373)	110
30 Year Ultra U.S. Treasury Bond Futures	Short	219	March 2018	(21,900)	(36,717)	(23)
5 Year U.S. Treasury Note Futures	Long	14,014	April 2018	1,401,400	1,627,923	(6,730)
2 Year U.S. Treasury Note Futures	Long	2,111	April 2018	422,200	451,985	(380)
90 Day Euro Dollar Futures	Short	905	September 2018	(226,250)	(221,635)	245
90 Day Euro Dollar Futures	Long	1,595	December 2018	398,750	390,197	(242)
90 Day Euro Dollar Futures	Short	1,920	December 2019	(480,000)	(468,816)	357

						$(7,445)

110  American Funds Insurance Series

U.S. Government/AAA-Rated Securities Fund

Swap contracts

Interest rate swaps

Receive	Pay	Expiration date	Notional (000)	Value at 12/31/2017 (000)	Upfront payments/ receipts (000)	Unrealized (depreciation) appreciation at 12/31/2017 (000)
1.345%	U.S. EFFR	1/31/2018	$1,078,000	$(56)	$—	$(56)
1.3475%	U.S. EFFR	1/31/2018	1,747,000	(86)	—	(86)
1.329%	U.S. EFFR	3/27/2019	131,000	(632)	—	(632)
1.32625%	U.S. EFFR	4/5/2019	68,800	(345)	—	(345)
1.34875%	U.S. EFFR	4/5/2019	120,000	(568)	—	(568)
1.337%	U.S. EFFR	6/8/2019	121,000	(730)	—	(730)
1.367%	U.S. EFFR	6/12/2019	60,500	(341)	—	(341)
1.37%	U.S. EFFR	6/14/2019	60,500	(341)	—	(341)
1.362%	U.S. EFFR	6/21/2019	60,500	(355)	—	(355)
1.351%	U.S. EFFR	6/28/2019	60,500	(372)	—	(372)
1.9425%	3-month USD-LIBOR	3/17/2020	165,000	(526)	—	(526)
1.8005%	3-month USD-LIBOR	9/28/2020	48,000	(444)	—	(444)
3-month USD-LIBOR	1.217%	9/22/2021	60,000	2,116	—	2,116
3-month USD-LIBOR	1.225%	9/22/2021	60,000	2,099	—	2,099
3-month USD-LIBOR	1.2255%	9/23/2021	5,000	175	—	175
3-month USD-LIBOR	2.01215%	2/2/2022	119,000	915	—	915
3-month USD-LIBOR	1.9665%	2/2/2022	50,000	474	—	474
3-month USD-LIBOR	2.0025%	2/7/2022	59,000	477	—	477
3-month USD-LIBOR	2.2175%	3/17/2022	52,000	(10)	—	(10)
3-month USD-LIBOR	1.8675%	4/19/2022	70,000	1,002	—	1,002
3-month USD-LIBOR	1.75918%	4/29/2022	58,000	1,092	—	1,092
3-month USD-LIBOR	1.948%	7/28/2022	20,000	239	—	239
2.80%	3-month USD-LIBOR	9/2/2022	280,000	2,280	—	2,280
2.75%	3-month USD-LIBOR	9/2/2022	280,000	2,020	—	2,020
2.009%	3-month USD-LIBOR	10/4/2022	50,000	(511)	—	(511)
2.00965%	3-month USD-LIBOR	10/6/2022	49,000	(498)	—	(498)
1.9855%	3-month USD-LIBOR	10/17/2022	29,500	(331)	—	(331)
1.98%	3-month USD-LIBOR	10/17/2022	29,500	(339)	—	(339)
2.08613%	3-month USD-LIBOR	11/17/2022	38,300	(257)	—	(257)
2.08934%	3-month USD-LIBOR	11/17/2022	40,700	(267)	—	(267)
2.2025%	3-month USD-LIBOR	12/4/2022	20,000	(28)	—	(28)
3-month USD-LIBOR	2.2455%	12/21/2022	25,000	(6)	—	(6)
2.27403%	3-month USD-LIBOR	12/29/2022	60,000	92	—	92
3-month USD-LIBOR	2.0815%	2/10/2024	28,700	321	—	321
3-month USD-LIBOR	2.0955%	2/10/2024	14,300	148	—	148
3-month USD-LIBOR	2.3875%	3/17/2024	160,700	(998)	—	(998)
3-month USD-LIBOR	2.12813%	10/3/2024	65,000	712	—	712
3-month USD-LIBOR	1.798%	2/2/2026	35,000	1,408	—	1,408
3-month USD-LIBOR	2.24%	12/5/2026	55,100	545	—	545
3-month USD-LIBOR	2.27%	12/5/2026	44,900	335	—	335
2.579%	3-month USD-LIBOR	3/14/2027	53,000	929	—	929
2.333%	3-month USD-LIBOR	3/29/2027	42,000	(144)	—	(144)
3-month USD-LIBOR	2.31934%	11/17/2027	21,200	127	—	127
3-month USD-LIBOR	2.31613%	11/17/2027	19,800	124	—	124
3-month USD-LIBOR	2.97125%	9/2/2030	62,000	(2,240)	—	(2,240)
3-month USD-LIBOR	3.005%	9/2/2030	62,000	(2,418)	—	(2,418)
3-month USD-LIBOR	3.34%	6/27/2044	45,000	(7,252)	—	(7,252)
3-month USD-LIBOR	3.206%	7/31/2044	16,000	(2,160)	—	(2,160)
3-month USD-LIBOR	3.238%	8/8/2044	16,000	(2,262)	—	(2,262)
3-month USD-LIBOR	2.7045%	1/2/2045	12,000	(404)	—	(404)
3-month USD-LIBOR	2.5055%	1/9/2045	11,000	75	—	75
3-month USD-LIBOR	2.4945%	1/9/2045	2,000	18	—	18
3-month USD-LIBOR	2.7025%	9/10/2045	30,000	(1,030)	—	(1,030)
3-month USD-LIBOR	2.52822%	11/23/2045	13,350	24	—	24
2.44345%	3-month USD-LIBOR	6/29/2047	21,000	(422)	—	(422)

American Funds Insurance Series  111

U.S. Government/AAA-Rated Securities Fund

Swap contracts (continued)

Interest rate swaps (continued)

Receive	Pay	Expiration date	Notional (000)	Value at 12/31/2017 (000)	Upfront payments/ receipts (000)	Unrealized (depreciation) appreciation at 12/31/2017 (000)
3-month USD-LIBOR	2.5015%	8/17/2047	$4,600	$33	$—	$33
3-month USD-LIBOR	2.5095%	8/17/2047	4,400	24	—	24
3-month USD-LIBOR	2.436%	9/19/2047	10,500	230	—	230
2.53563%	3-month USD-LIBOR	10/3/2047	20,000	(4)	—	(4)
3-month USD-LIBOR	2.56315%	10/6/2047	11,000	(65)	—	(65)
3-month USD-LIBOR	2.495%	10/17/2047	6,300	56	—	56
3-month USD-LIBOR	2.4975%	10/17/2047	6,300	52	—	52
U.S. EFFR	2.166%	10/23/2047	10,000	(28)	—	(28)
U.S. EFFR	2.145%	11/9/2047	15,400	29	—	29
U.S. EFFR	2.153%	11/10/2047	15,300	1	—	1
U.S. EFFR	2.155%	11/10/2047	8,640	(3)	—	(3)
U.S. EFFR	2.17%	11/13/2047	15,660	(57)	—	(57)
2.5735%	3-month USD-LIBOR	12/21/2047	5,400	45	—	45
3-month USD-LIBOR	2.57553%	12/29/2047	13,000	(115)	—	(115)

					$—	$(8,428)

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

[1]	A portion of this security was pledged as collateral. The total value of pledged collateral was $61,762,000, which represented 1.99% of the net assets of the fund.
[2]	Index-linked bond whose principal amount moves with a government price index.
[3]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[4]	Purchased on a TBA basis.
[5]	Coupon rate may change periodically.
[6]	Acquired in a transaction exempt from registration under Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities, including those in “Other securities,“ was $339,563,000, which represented 10.94% of the net assets of the fund.
[7]	Notional amount is calculated based on the number of contracts and notional contract size.
[8]	Value is calculated based on the notional amount and current market price.

Key to abbreviations and symbol

EFFR = Federal Funds Effective Rate

LIBOR = London Interbank Offered Rate

TBA = To-be-announced

USD/$ = U.S. dollars

See Notes to Financial Statements

112  American Funds Insurance Series

Managed Risk Growth Fund

Investment portfolio December 31, 2017

	Shares	Value (000)

Growth funds 80.05%

American Funds Insurance Series – Growth Fund, Class 1	2,960,791	$230,498
Total growth funds (cost: $200,842,000)		230,498

Fixed income funds 15.11%

American Funds Insurance Series – Bond Fund, Class 1	4,022,202	43,520
Total fixed income funds (cost: $44,022,000)		43,520

Short-term securities 4.89%

Government Cash Management Fund	14,078,452	14,078
Total short-term securities (cost: $14,078,000)		14,078
Total investment securities 100.05% (cost: $258,942,000)		288,096
Other assets less liabilities (0.05)%		(137)
Net assets 100.00%		$287,959
Futures contracts

Contracts	Type	Number of contracts	Expiration	Notional amount[1] (000)	Value at 12/31/2017[2] (000)	Unrealized depreciation at 12/31/2017 (000)
5 Year U.S. Treasury Note Futures	Long	130	March 2018	$13,000	$15,101	$(38)

Investments in affiliates

These holdings are affiliates of the fund under the Investment Company Act of 1940 since they are controlled by the same board of trustees as the series. Further details on these holdings and related transactions during the year ended December 31, 2017, appear below.

	Beginning shares	Additions	Reductions	Ending shares	Net realized loss (000)	Net unrealized appreciation (depreciation) (000)	Dividend income (000)	Value of affiliates at 12/31/2017 (000)
Growth funds 80.05%
American Funds Insurance Series - Growth Fund, Class 1	2,821,842	902,012	763,063	2,960,791	$(2,465)	$35,900	$1,621	$230,498
Fixed income funds 15.11%
American Funds Insurance Series - Bond Fund, Class 1	—	4,068,037	45,835	4,022,202	(5)	(502)	674	43,520

Total 95.16%					$(2,470)	$35,398	$2,295	$274,018

[1]	Notional amount is calculated based on the number of contracts and notional contract size.
[2]	Value is calculated based on the notional amount and current market price.

See Notes to Financial Statements

American Funds Insurance Series  113

Managed Risk International Fund

Investment portfolio December 31, 2017

	Shares	Value (000)

Growth funds 80.15%

American Funds Insurance Series – International Fund, Class 1	5,479,657	$118,964

Total growth funds (cost: $99,690,000)		118,964

Fixed income funds 15.04%

American Funds Insurance Series – Bond Fund, Class 1	2,063,150	22,323

Total fixed income funds (cost: $22,581,000)		22,323

Short-term securities 4.85%

Government Cash Management Fund	7,200,311	7,200

Total short-term securities (cost: $7,200,000)		7,200

Total investment securities 100.04% (cost: $129,471,000)		148,487
Other assets less liabilities (0.04)%		(64)

Net assets 100.00%		$148,423

Futures contracts

Contracts	Type	Number of contracts	Expiration	Notional amount[1] (000)	Value at 12/31/2017[2] (000)	Unrealized depreciation at 12/31/2017 (000)

5 Year U.S. Treasury Note Futures	Long	66	March 2018	$6,600	$7,667	$(19)

Investments in affiliates

These holdings are affiliates of the fund under the Investment Company Act of 1940 since they are controlled by the same board of trustees as the series. Further details on these holdings and related transactions during the year ended December 31, 2017, appear below.

	Beginning shares	Additions	Reductions	Ending shares	Net realized loss (000)	Net unrealized appreciation (depreciation) (000)	Dividend income (000)	Value of affiliates at 12/31/2017 (000)
Growth funds 80.15%
American Funds Insurance Series - International Fund, Class 1	5,381,857	1,475,679	1,377,879	5,479,657	$(584)	$29,000	$1,667	$118,964
Fixed income funds 15.04%
American Funds Insurance Series - Bond Fund, Class 1	—	2,098,231	35,081	2,063,150	(2)	(258)	345	22,323

Total 95.19%					$(586)	$28,742	$2,012	$141,287

[1]	Notional amount is calculated based on the number of contracts and notional contract size.
[2]	Value is calculated based on the notional amount and current market price.

See Notes to Financial Statements

114  American Funds Insurance Series

Managed Risk Blue Chip Income and Growth Fund

Investment portfolio December 31, 2017

		Value
	Shares	(000)

Growth-and-income funds 80.32%

American Funds Insurance Series – Blue Chip Income and Growth Fund, Class 1	19,699,331	$294,702

Total growth-and-income funds (cost: $263,402,000)		294,702

Fixed income funds 14.92%

American Funds Insurance Series – U.S. Government/AAA-Rated Securities Fund, Class 1	4,530,491	54,729

Total fixed income funds (cost: $55,397,000)		54,729

Short-term securities 4.82%

Government Cash Management Fund	17,696,252	17,696

Total short-term securities (cost: $17,696,000)		17,696

Total investment securities 100.06% (cost: $336,495,000)		367,127
Other assets less liabilities (0.06)%		(223)

Net assets 100.00%		$366,904

Futures contracts

Contracts	Type	Number of contracts	Expiration	Notional amount[1] (000)	Value at 12/31/2017[2] (000)	Unrealized depreciation at 12/31/2017 (000)
5 Year U.S. Treasury Note Futures	Long	167	March 2018	$16,700	$19,399	$(49)

Investments in affiliates

These holdings are affiliates of the fund under the Investment Company Act of 1940 since they are controlled by the same board of trustees as the series. Further details on these holdings and related transactions during the year ended December 31, 2017, appear below.

	Beginning shares	Additions	Reductions	Ending shares	Net realized gain (000)	Net unrealized appreciation (depreciation) (000)	Dividend income (000)	Value of affiliates at 12/31/2017 (000)
Growth-and-income funds 80.32%
American Funds Insurance Series - Blue Chip Income and Growth Fund, Class 1	20,295,700	6,791,546	7,387,915	19,699,331	$228	$31,593	$6,425	$294,702
Fixed income funds 14.92%
American Funds Insurance Series - U.S. Government/AAA-Rated Securities Fund, Class 1	—	4,549,444	18,953	4,530,491	1	(668)	690	54,729

Total 95.24%					$229	$30,925	$7,115	$349,431

[1]	Notional amount is calculated based on the number of contracts and notional contract size.
[2]	Value is calculated based on the notional amount and current market price.

See Notes to Financial Statements

American Funds Insurance Series  115

Managed Risk Growth-Income Fund

Investment portfolio December 31, 2017

	Shares	Value (000)

Growth-and-income funds 80.07%

American Funds Insurance Series – Growth-Income Fund, Class 1	3,331,787	$167,322

Total growth-and-income funds (cost: $153,163,000)		167,322

Fixed income funds 15.10%

American Funds Insurance Series – Bond Fund, Class 1	2,916,097	31,552

Total fixed income funds (cost: $31,921,000)		31,552

Short-term securities 4.88%

Government Cash Management Fund	10,195,681	10,196

Total short-term securities (cost: $10,196,000)		10,196

Total investment securities 100.05% (cost: $195,280,000)		209,070
Other assets less liabilities (0.05)%		(102)

Net assets 100.00%		$208,968

Contracts	Type	Number of contracts	Expiration	Notional amount[1] (000)	Value at 12/31/2017[2] (000)	Unrealized depreciation at 12/31/2017 (000)
5 Year U.S. Treasury Note Futures	Long	95	March 2018	$9,500	$11,036	$(28)

Investments in affiliates

These holdings are affiliates of the fund under the Investment Company Act of 1940 since they are controlled by the same board of trustees as the series. Further details on these holdings and related transactions during the year ended December 31, 2017, appear below.

	Beginning shares	Additions	Reductions	Ending shares	Net realized loss (000)	Net unrealized appreciation (depreciation) (000)	Dividend income (000)	Value of affiliates at 12/31/2017 (000)
Growth-and-income funds 80.07%
American Funds Insurance Series - Growth- Income Fund, Class 1	3,415,529	831,566	915,308	3,331,787	$(2,960)	$24,457	$2,622	$167,322
Fixed income funds 15.10%
American Funds Insurance Series - Bond Fund, Class 1	—	2,928,337	12,240	2,916,097	(1)	(369)	492	31,552

Total 95.17%					$(2,961)	$24,088	$3,114	$198,874

[1]	Notional amount is calculated based on the number of contracts and notional contract size.
[2]	Value is calculated based on the notional amount and current market price.

See Notes to Financial Statements

116  American Funds Insurance Series

Managed Risk Asset Allocation Fund

Investment portfolio December 31, 2017

	Shares	Value (000)

Asset allocation funds 95.19%

American Funds Insurance Series – Asset Allocation Fund, Class 1	178,833,494	$4,240,142

Total asset allocation funds (cost: $3,901,495,000)		4,240,142

Short-term securities 4.87%

Government Cash Management Fund	217,109,926	217,110

Total short-term securities (cost: $217,110,000)		217,110

Total investment securities 100.06% (cost: $4,118,605,000)		4,457,252
Other assets less liabilities (0.06)%		(2,842)

Net assets 100.00%		$4,454,410

Futures contracts

Contracts	Type	Number of contracts	Expiration	Notional amount[1] (000)	Value at 12/31/2017[2] (000)	Unrealized depreciation at 12/31/2017 (000)
5 Year U.S. Treasury Note Futures	Long	2,033	March 2018	$203,300	$236,162	$(592)

Investment in affiliates

This holding is an affiliate of the fund under the Investment Company Act of 1940 since it is controlled by the same board of trustees as the series. Further details on this holding and related transactions during the year ended December 31, 2017, appear below.

	Beginning shares	Additions	Reductions	Ending shares	Net realized gain (000)	Net unrealized appreciation (000)	Dividend income (000)	Value of affiliate at 12/31/2017 (000)
Asset allocation funds 95.19%
American Funds Insurance Series - Asset Allocation Fund, Class 1	153,453,622	27,323,215	1,943,343	178,833,494	$4,957	$329,625	$70,949	$4,240,142

[1]	Notional amount is calculated based on the number of contracts and notional contract size.
[2]	Value is calculated based on the notional amount and current market price.

See Notes to Financial Statements

American Funds Insurance Series  117

Financial statements

Statements of assets and liabilities at December 31, 2017

	Global Growth Fund	Global Small Capitalization Fund		Growth Fund		International Fund	New World Fund
Assets:
Investment securities, at value:
Unaffiliated issuers	$6,252,509	$4,283,077		$25,039,262		$9,755,613	$3,548,151
Affiliated issuers	—	32,175		—		—	—
Cash	826	285		5,966		224	267
Cash denominated in currencies other than U.S. dollars	77	—	*	—	*	1,557	17
Unrealized appreciation on open forward currency contracts	15	89		—		—	69
Receivables for:
Sales of investments	244	6,683		—		10,136	4,948
Sales of fund’s shares	2,175	780		5,686		2,305	1,438
Dividends and interest	6,980	4,576		9,570		18,169	5,876
Closed forward currency contracts	—	44		—		—	—
Variation margin on futures contracts	—	—		—		—	—
Variation margin on swap contracts	—	—		—		—	—
Other	91	77		40		325	10

	6,262,917	4,327,786		25,060,524		9,788,329	3,560,776

Liabilities:
Unrealized depreciation on open forward currency contracts	—	1,192		—		355	392
Payables for:
Purchases of investments	5,023	4,588		19,283		9,764	7,084
Repurchases of fund’s shares	14,501	2,894		43,820		10,041	1,590
Investment advisory services	2,734	2,529		6,875		4,021	2,064
Services provided by related parties	943	599		3,764		1,069	337
Trustees’ deferred compensation	71	48		517		220	31
Closed forward currency contracts	—	—		—		—	—
Variation margin on futures contracts	—	—		—		—	—
Variation margin on swap contracts	—	—		—		—	—
Non-U.S. taxes	4,352	754		219		4,753	16,164
Other	217	144		588		284	401

	27,841	12,748		75,066		30,507	28,063

Net assets at December 31, 2017	$6,235,076	$4,315,038		$24,985,458		$9,757,822	$3,532,713

Net assets consist of:
Capital paid in on shares of beneficial interest	$3,621,863	$3,116,123		$13,105,139		$7,085,727	$2,609,444
Undistributed (distributions in excess of) net investment income	3,242	10,507		41,109		2,852	4,643
Undistributed (accumulated) net realized gain (loss)	427,988	238,153		2,386,299		458,991	92,357
Net unrealized appreciation (depreciation)	2,181,983	950,255		9,452,911		2,210,252	826,269

Net assets at December 31, 2017	$6,235,076	$4,315,038		$24,985,458		$9,757,822	$3,532,713

Investment securities, at cost:
Unaffiliated issuers	$4,066,420	$3,337,949		$15,586,391		$7,542,215	$2,705,479
Affiliated issuers	—	25,519		—		—	—
Cash denominated in currencies other than U.S. dollars, at cost	77	—	*	—	*	1,552	17
See end of statements of assets and liabilities for footnote.

See Notes to Financial Statements

118  American Funds Insurance Series

						(dollars in thousands)
Blue Chip Income and Growth Fund	Global Growth and Income Fund		Growth- Income Fund	International Growth and Income Fund	Capital Income Builder	Asset Allocation Fund	Global Balanced Fund	Bond Fund	Global Bond Fund

$9,376,768	$2,106,326		$30,709,873	$1,460,513	$599,194	$25,925,861	$356,247	$12,735,377	$2,492,473
—	—		—	—	—	233,520	—	—	—
74	327		2,827	190	387	13,225	88	6,703	48
—	—	*	82	305	99	575	32	8,467	1,392
—	—		—	—	—	—	144	10,220	4,906
—	9,418		14	420	14,350	242,667	3,300	901,567	48,509
1,782	665		8,715	339	760	30,699	621	5,401	1,723
11,389	4,262		38,831	4,986	2,318	60,752	1,283	66,255	18,888
—	—		—	—	—	—	11	—	253
—	—		—	—	—	58	—	1,377	192
—	—		—	—	—	68	—	651	367
30	113		225	60	12	365	21	335	286

9,390,043	2,121,111		30,760,567	1,466,813	617,120	26,507,790	361,747	13,736,353	2,569,037

—	—		—	—	—	—	269	2,678	4,246
—	13,327		20,032	204	22,077	827,715	7,055	3,028,664	94,178
5,780	1,249		34,294	2,188	8	9,032	54	1,676	162
3,073	1,048		6,737	740	248	5,754	195	3,275	1,101
877	358		3,401	82	75	2,124	57	992	274
78	22		591	9	2	253	2	115	24
—	—		—	—	—	—	2	—	899
—	—		—	—	—	191	—	37	9
—	—		—	—	—	181	—	1,058	282
220	2,563		2,618	1,528	11	131	150	—	235
166	98		532	95	242	2,315	64	164	49

10,194	18,665		68,205	4,846	22,663	847,696	7,848	3,038,659	101,459

$9,379,849	$2,102,446		$30,692,362	$1,461,967	$594,457	$25,660,094	$353,899	$10,697,694	$2,467,578

$6,329,001	$1,433,416		$19,750,659	$1,270,668	$560,897	$19,078,377	$295,581	$10,588,572	$2,421,281
37,271	6,666		88,048	4,347	261	92,516	(671)	35,376	2,784
718,730	151,697		2,154,031	(4,704)	1,369	1,230,620	1,590	11,921	6,180
2,294,847	510,667		8,699,624	191,656	31,930	5,258,581	57,399	61,825	37,333

$9,379,849	$2,102,446		$30,692,362	$1,461,967	$594,457	$25,660,094	$353,899	$10,697,694	$2,467,578

$7,081,951	$1,593,223		$22,008,737	$1,267,746	$567,274	$20,455,210	$298,597	$12,684,562	$2,454,021
—	—		—	—	—	438,627	—	—	—
—	—	*	82	305	99	575	32	8,384	1,371

American Funds Insurance Series  119

Statements of assets and liabilities at December 31, 2017

	High- Income Bond Fund		Mortgage Fund	Ultra-Short Bond Fund	U.S. Government/ AAA-Rated Securities Fund	Managed Risk Growth Fund
Assets:
Investment securities, at value:
Unaffiliated issuers	$1,424,657		$416,389	$305,727	$3,338,715	$14,078
Affiliated issuers	—		—	—	—	274,018
Cash	7,789		184	78	1,154	—
Cash denominated in currencies other than U.S. dollars	—	*	—	—	—	—
Receivables for:
Sales of investments	5,688		69,814	—	93,294	—
Sales of fund’s shares	231		159	129	791	424
Dividends and interest	22,421		1,001	—	13,174	14
Deposits at brokers for futures contracts	—		—	—	—	81
Variation margin on futures contracts	—		152	—	2,137	12
Variation margin on swap contracts	23		86	—	1,629	—
Other	168		1	—	21	—

	1,460,977		487,786	305,934	3,450,915	288,627

Liabilities:
Payables for:
Purchases of investments	5,131		147,041	—	342,862	396
Repurchases of fund’s shares	499		240	924	488	7
Investment advisory services	581		121	84	886	24
Services provided by related parties	186		19	60	353	233
Trustees’ deferred compensation	53		2	19	61	1
Variation margin on futures contracts	—		—	—	264	—
Variation margin on swap contracts	184		153	—	2,614	—
Bank overdraft	—		—	—	—	5
Other	463		40	42	72	2

	7,097		147,616	1,129	347,600	668

Net assets at December 31, 2017	$1,453,880		$340,170	$304,805	$3,103,315	$287,959

Net assets consist of:
Capital paid in on shares of beneficial interest	$1,608,594		$339,464	$304,384	$3,108,660	$245,388
Undistributed (distributions in excess of) net investment income	13,377		1,052	462	9,726	1,399
Undistributed (accumulated) net realized gain (loss)	(163,565)		101	—	1,780	12,056
Net unrealized appreciation (depreciation)	(4,526)		(447)	(41)	(16,851)	29,116

Net assets at December 31, 2017	$1,453,880		$340,170	$304,805	$3,103,315	$287,959

Investment securities, at cost:
Unaffiliated issuers	$1,429,183		$415,419	$305,768	$3,339,692	$14,078
Affiliated issuers	—		—	—	—	244,864
Cash denominated in currencies other than U.S. dollars, at cost	—	*	—	—	—	—

See end of statements of assets and liabilities for footnote.

See Notes to Financial Statements

120  American Funds Insurance Series

(dollars in thousands)
Managed Risk International Fund		Managed Risk Blue Chip Income and Growth Fund	Managed Risk Growth- Income Fund	Managed Risk Asset Allocation Fund

$7,200		$17,696	$10,196	$217,110
141,287		349,431	198,874	4,240,142
—		—	—	—
—		—	—	—
—		233	12	347
390		19	276	20,891
7		17	10	206
41		104	59	1,271
6		16	9	191
—		—	—	—
—		—	—	—

148,931		367,516	209,436	4,480,158

367		13	258	19,185
3		250	16	1,062
12		31	18	374
120		301	171	3,317
1		1	1	20
—		—	—	—
—		—	—	—
5		6	3	72
—	*	10	1	1,718

508		612	468	25,748

$148,423		$366,904	$208,968	$4,454,410

$134,213		$320,903	$188,490	$3,888,542
1,323		5,669	2,167	53,091
(6,110)		9,749	4,549	174,722
18,997		30,583	13,762	338,055

$148,423		$366,904	$208,968	$4,454,410

$7,200		$17,696	$10,196	$217,110
122,271		318,799	185,084	3,901,495
—		—	—	—

American Funds Insurance Series  121

Statements of assets and liabilities at December 31, 2017

	Global Growth Fund	Global Small Capitalization Fund	Growth Fund	International Fund	New World Fund
Shares of beneficial interest issued and outstanding (no stated par value) — unlimited shares authorized
Class 1:
Net assets	$2,009,765	$1,639,002	$8,100,634	$5,013,606	$2,049,765
Shares outstanding	65,876	64,573	104,059	230,943	81,020
Net asset value per share	$30.51	$25.38	$77.85	$21.71	$25.30
Class 1A:
Net assets	$2,331	$194	$2,815	$1,637	$662
Shares outstanding	77	8	36	76	26
Net asset value per share	$30.46	$25.36	$77.74	$21.67	$25.25
Class 2:
Net assets	$4,012,273	$2,550,887	$15,716,541	$4,422,688	$1,055,043
Shares outstanding	132,692	103,187	203,181	204,479	42,082
Net asset value per share	$30.24	$24.72	$77.35	$21.63	$25.07
Class 3:
Net assets			$211,654	$31,264
Shares outstanding			2,702	1,437
Net asset value per share			$78.32	$21.75
Class 4:
Net assets	$210,707	$124,955	$953,814	$288,627	$427,243
Shares outstanding	6,993	5,017	12,459	13,478	17,094
Net asset value per share	$30.13	$24.91	$76.56	$21.42	$24.99

	High- Income Bond Fund	Mortgage Fund	Ultra-Short Bond Fund	U.S. Government/ AAA-Rated Securities Fund	Managed Risk Growth Fund
Shares of beneficial interest issued and outstanding (no stated par value) — unlimited shares authorized
Class 1:
Net assets	$631,391	$265,116	$37,092	$1,557,932
Shares outstanding	61,972	25,328	3,286	128,979
Net asset value per share	$10.19	$10.47	$11.29	$12.08
Class 1A:
Net assets	$398	$104	$10	$303
Shares outstanding	39	10	1	25
Net asset value per share	$10.18	$10.46	$11.29	$12.08
Class 2:
Net assets	$775,849	$62,581	$248,306	$1,472,985
Shares outstanding	77,355	5,990	22,562	123,162
Net asset value per share	$10.03	$10.45	$11.01	$11.96
Class 3:
Net assets	$12,095		$4,180	$10,219
Shares outstanding	1,182		376	844
Net asset value per share	$10.23		$11.12	$12.11
Class 4:
Net assets	$34,147	$12,369	$15,217	$61,876
Shares outstanding	3,156	1,192	1,367	5,163
Net asset value per share	$10.82	$10.38	$11.13	$11.98
Class P1:
Net assets					$1,672
Shares outstanding					126
Net asset value per share					$13.22
Class P2:
Net assets					$286,287
Shares outstanding					21,794
Net asset value per share					$13.14

*	Amount less than one thousand.

See Notes to Financial Statements

122  American Funds Insurance Series

					(dollars and shares in thousands, except per-share amounts)
Blue Chip	Global		International
Income and	Growth	Growth-	Growth	Capital	Asset	Global		Global
Growth	and Income	Income	and Income	Income	Allocation	Balanced	Bond	Bond
Fund	Fund	Fund	Fund	Builder	Fund	Fund	Fund	Fund

$5,580,689	$485,159	$15,765,468	$1,120,622	$254,064	$16,556,359	$93,180	$6,434,289	$1,272,735
373,041	30,679	313,948	63,244	24,427	698,250	7,310	594,607	107,164
$14.96	$15.81	$50.22	$17.72	$10.40	$23.71	$12.75	$10.82	$11.88

$630	$132	$2,169	$2,151	$906	$4,226	$251	$1,072	$75
42	8	43	122	87	178	20	99	6
$14.94	$15.81	$50.15	$17.70	$10.39	$23.69	$12.74	$10.80	$11.87

$3,551,426	$1,537,698	$13,930,265	$275,757	$1,470	$5,479,790	$209,277	$3,965,674	$1,164,070
240,001	97,416	280,230	15,612	141	233,306	16,448	371,033	98,747
$14.80	$15.78	$49.71	$17.66	$10.40	$23.49	$12.72	$10.69	$11.79

		$167,461			$37,683
		3,330			1,588
		$50.29			$23.73

$247,104	$79,457	$826,999	$63,437	$338,017	$3,582,036	$51,191	$296,659	$30,698
16,735	5,094	16,773	3,609	32,558	153,077	4,055	27,773	2,624
$14.77	$15.60	$49.31	$17.58	$10.38	$23.40	$12.63	$10.68	$11.70

	Managed	Managed	Managed
Managed	Risk Blue	Risk	Risk
Risk	Chip Income	Growth-	Asset
International	and Growth	Income	Allocation
Fund	Fund	Fund	Fund

$138	$217	$2,485	$1,655,955
12	17	196	121,880
$11.25	$13.04	$12.66	$13.59

$148,285	$366,687	$206,483	$2,798,455
13,298	28,293	16,411	206,542
$11.15	$12.96	$12.58	$13.55

American Funds Insurance Series  123

Statements of operations for the year ended December 31, 2017

	Global Growth Fund	Global Small Capitalization Fund	Growth Fund	International Fund	New World Fund
Investment income:
Income (net of non-U.S. taxes*):
Dividends	$85,149	$48,804	$246,805	$150,915	$51,286
Interest	2,573	3,295	13,115	12,542	10,886

	87,722	52,099	259,920	163,457	62,172

Fees and expenses*:
Investment advisory services	30,510	28,827	77,148	43,433	23,033
Distribution services	9,963	6,320	39,735	10,764	3,328
Insurance administrative services	354	171	1,544	305	821
Transfer agent services	1	— †	3	1	— †
Administrative services	587	413	2,369	877	327
Reports to shareholders	284	191	1,195	426	157
Registration statement and prospectus	68	87	341	67	43
Trustees’ compensation	50	36	203	73	28
Auditing and legal	68	64	60	63	193
Custodian	888	596	531	1,552	1,271
Other	37	82	17	28	53

Total fees and expenses before waivers/reimbursements	42,810	36,787	123,146	57,589	29,254
Less waivers/reimbursements of fees and expenses:
Investment advisory services waivers	—	—	—	—	—
Miscellaneous fee reimbursements	—	—	—	—	—

Total waivers/reimbursements of fees and expenses	—	—	—	—	—

Total fees and expenses after waivers/reimbursements	42,810	36,787	123,146	57,589	29,254

Net investment income	44,912	15,312	136,774	105,868	32,918

Net realized gain (loss) and unrealized appreciation (depreciation):
Net realized gain (loss) on:
Investments
Unaffiliated issuers	434,542	215,857	2,561,326	449,195	239,723
Affiliated issuers*	—	(3,537)	—	—	—
Futures contracts	—	—	—	—	—
Forward currency contracts	241	(4,263)	—	(9,021)	(881)
Swap contracts	—	—	—	—	—
Currency transactions	(1,592)	(154)	(253)	(1,490)	(1,852)

	433,191	207,903	2,561,073	438,684	236,990

Net unrealized appreciation (depreciation) on:
Investments
Unaffiliated issuers	1,102,369	714,910	3,159,720	1,848,284	568,118
Affiliated issuers	—	18,554	—	—	—
Futures contracts	—	—	—	—	—
Forward currency contracts	(344)	(2,489)	—	1,789	(333)
Swap contracts	—	—	—	—	—
Currency translations	491	111	77	463	(197)

	1,102,516	731,086	3,159,797	1,850,536	567,588

Net realized gain (loss) and unrealized appreciation (depreciation)	1,535,707	938,989	5,720,870	2,289,220	804,578

Net increase in net assets resulting from operations	$1,580,619	$954,301	$5,857,644	$2,395,088	$837,496

See end of statements of operations for footnotes.

See Notes to Financial Statements

124  American Funds Insurance Series

							(dollars in thousands)
Blue Chip Income and Growth Fund	Global Growth and Income Fund	Growth- Income Fund	International Growth and Income Fund	Capital Income Builder	Asset Allocation Fund	Global Balanced Fund	Bond Fund	Global Bond Fund

$237,559	$56,575	$539,680	$41,062	$16,366	$306,873	$4,463	$1	$86
3,900	4,539	22,816	3,660	2,435	210,080	2,617	279,063	69,977

241,459	61,114	562,496	44,722	18,801	516,953	7,080	279,064	70,063

35,032	12,085	74,641	8,016	2,505	63,395	1,958	39,232	12,626
9,060	3,813	35,480	779	748	21,595	552	10,290	2,929
440	79	1,515	123	747	8,084	65	360	42
1	— †	3	— †	— †	3	— †	1	— †
901	203	2,848	131	50	2,366	30	1,085	238
345	64	1,221	29	11	1,108	6	456	87
205	16	269	27	28	407	8	211	20
78	18	243	11	4	200	3	96	21
40	112	54	53	51	47	55	46	47
80	346	534	279	43	310	35	268	353
7	9	22	15	7	146	25	91	54

46,189	16,745	116,830	9,463	4,194	97,661	2,737	52,136	16,417

—	—	—	—	—	—	—	—	—
—	—	—	—	—	—	—	—	—

—	—	—	—	—	—	—	—	—

46,189	16,745	116,830	9,463	4,194	97,661	2,737	52,136	16,417

195,270	44,369	445,666	35,259	14,607	419,292	4,343	226,928	53,646

686,740	151,815	2,103,780	6,272	9,027	1,240,250	9,394	17,539	(633)
—	—	—	—	—	—	—	—	—
—	—	—	—	—	376	—	17,742	349
—	(157)	—	(143)	(16)	—	(136)	(46,710)	(18,259)
—	—	—	—	—	3,089	—	627	(5,432)
(20)	(372)	(1,163)	(493)	(47)	(251)	18	292	(2,850)

686,720	151,286	2,102,617	5,636	8,964	1,243,464	9,276	(10,510)	(26,825)

550,418	281,665	3,222,476	242,530	35,686	1,919,245	38,441	191,050	128,539
—	—	—	—	—	(35,533)	—	—	—
—	—	—	—	—	(995)	—	(3,048)	(359)
—	(147)	—	105	5	—	(227)	5,615	6,025
—	—	—	—	—	(2,619)	—	(933)	(2,601)
43	120	170	133	18	133	25	357	583

550,461	281,638	3,222,646	242,768	35,709	1,880,231	38,239	193,041	132,187

1,237,181	432,924	5,325,263	248,404	44,673	3,123,695	47,515	182,531	105,362

$1,432,451	$477,293	$5,770,929	$283,663	$59,280	$3,542,987	$51,858	$409,459	$159,008

American Funds Insurance Series  125

Statements of operations for the year ended December 31, 2017

	High- Income Bond Fund	Mortgage Fund	Ultra-Short Bond Fund	U.S. Government/ AAA-Rated Securities Fund	Managed Risk Growth Fund
Investment income:
Income (net of non-U.S. taxes*):
Dividends	$1,001	$—	$—	$—	$2,295
Interest	105,683	6,820	3,240	61,344	120

	106,684	6,820	3,240	61,344	2,415

Fees and expenses*:
Investment advisory services	7,701	1,436	1,017	10,190	371
Distribution services	2,084	180	704	3,883	616
Insurance administrative services	67	25	38	144	619
Transfer agent services	—	— †	— †	— †	— †
Administrative services	165	34	32	301	—
Accounting and administrative services	—	—	—	—	56
Reports to shareholders	58	6	10	97	4
Registration statement and prospectus	15	4	5	26	10
Trustees’ compensation	15	3	3	26	2
Auditing and legal	56	44	42	43	6
Custodian	27	43	1	67	12
Other	38	42	— †	64	4

Total fees and expenses before waivers/reimbursements	10,226	1,817	1,852	14,841	1,700
Less waivers/reimbursements of fees and expenses:
Investment advisory services waivers	—	—	—	—	124
Miscellaneous fee reimbursements	—	—	—	—	20

Total waivers/reimbursements of fees and expenses	—	—	—	—	144

Total fees and expenses after waivers/reimbursements	10,226	1,817	1,852	14,841	1,556

Net investment income	96,458	5,003	1,388	46,503	859

Net realized gain (loss) and unrealized appreciation (depreciation):
Net realized gain (loss) on:
Investments
Unaffiliated issuers	27,103	(460)	9	(2,118)	—
Affiliated issuers*	—	—	—	—	(2,470)
Futures contracts	—	587	—	(2,897)	—
Swap contracts	(2,615)	281	—	16,684	—
Currency transactions	(46)	—	—	—	—
Capital gain distributions received from affiliated issuers	—	—	—	—	21,738

	24,442	408	9	11,669	19,268

Net unrealized appreciation (depreciation) on:
Investments
Unaffiliated issuers	(2,755)	1,326	(64)	12,612	—
Affiliated issuers	—	—	—	—	35,398
Futures contracts	—	(315)	—	(1,030)	(38)
Swap contracts	(1,068)	(1,442)	—	(18,456)	—

	(3,823)	(431)	(64)	(6,874)	35,360

Net realized gain (loss) and unrealized appreciation (depreciation)	20,619	(23)	(55)	4,795	54,628

Net increase in net assets resulting from operations	$117,077	$4,980	$1,333	$51,298	$55,487

*	Additional information related to non-U.S. taxes, class-specific fees and expenses and affiliated transactions is included in the Notes to Financial Statements.
†	Amount less than one thousand.

See Notes to Financial Statements

126  American Funds Insurance Series

	(dollars in thousands)
Managed Risk International Fund	Managed Risk Blue Chip Income and Growth Fund		Managed Risk Growth- Income Fund		Managed Risk Asset Allocation Fund

$2,012	$7,115		$3,114		$70,949
55	159		88		1,887

2,067	7,274		3,202		72,836

187	530		281		6,118
311	883		463		6,556
311	883		467		10,196
— †	—	†	—	†	—	†
—	—		—		—
53	58		54		142
2	6		4		86
4	19		6		124
1	3		2		34
6	6		6		7
12	12		12		12
2	11		3		818

889	2,411		1,298		24,093
62	177		94		2,039
43	9		30		—

105	186		124		2,039

784	2,225		1,174		22,054

1,283	5,049		2,028		50,782

—	—		—		—
(586)	229		(2,961)		4,957
(506)	—	†	—	†	—
—	—		—		—
7	—	†	—		—
1,333	12,606		11,244		172,372

248	12,835		8,283		177,329

—	—		—		—
28,742	30,925		24,088		329,625
(1)	(49)		(28)		(592)
—	—		—		—

28,741	30,876		24,060		329,033

28,989	43,711		32,343		506,362

$30,272	$48,760		$34,371		$557,144

American Funds Insurance Series  127

Statements of changes in net assets

	Global Growth Fund		Global Small Capitalization Fund		Growth Fund
	Year ended December 31		Year ended December 31		Year ended December 31
	2017	2016	2017	2016	2017	2016
Operations:
Net investment income (loss)	$44,912	$43,253	$15,312	$16,207	$136,774	$179,970
Net realized gain (loss)	433,191	182,760	207,903	(26,426)	2,561,073	2,252,045
Net unrealized appreciation (depreciation)	1,102,516	(192,438)	731,086	93,893	3,159,797	(489,479)

Net increase (decrease) in net assets resulting from operations	1,580,619	33,575	954,301	83,674	5,857,644	1,942,536

Dividends and distributions paid to shareholders:
Dividends from net investment income	(42,742)	(51,522)	(21,019)	(13,487)	(136,164)	(177,667)
Distributions from net realized gain on investments	(174,096)	(443,911)	—	(724,863)	(2,251,429)	(1,900,853)

Total dividends and distributions paid to shareholders	(216,838)	(495,433)	(21,019)	(738,350)	(2,387,593)	(2,078,520)

Net capital share transactions	(335,425)	134,946	(495,098)	300,027	(34,343)	(111,950)

Total increase (decrease) in net assets	1,028,356	(326,912)	438,184	(354,649)	3,435,708	(247,934)
Net assets:
Beginning of year	5,206,720	5,533,632	3,876,854	4,231,503	21,549,750	21,797,684

End of year	$6,235,076	$5,206,720	$4,315,038	$3,876,854	$24,985,458	$21,549,750

Undistributed (distributions in excess of) net investment income	$3,242	$(4,119)	$10,507	$14,387	$41,109	$41,075

	International Growth
	and Income Fund		Capital Income Builder		Asset Allocation Fund
	Year ended December 31		Year ended December 31		Year ended December 31
	2017	2016	2017	2016	2017	2016
Operations:
Net investment income (loss)	$35,259	$30,357	$14,607	$10,171	$419,292	$356,748
Net realized gain (loss)	5,636	(11,768)	8,964	(5,074)	1,243,464	1,072,096
Net unrealized appreciation (depreciation)	242,768	(534)	35,709	5,120	1,880,231	360,724

Net increase (decrease) in net assets resulting from operations	283,663	18,055	59,280	10,217	3,542,987	1,789,568

Dividends and distributions paid to shareholders:
Dividends from net investment income	(32,772)	(30,394)	(14,010)	(11,031)	(405,124)	(347,205)
Distributions from net realized gain on investments	—	(4,687)	—	—	(1,069,604)	(465,866)

Total dividends and distributions paid to shareholders	(32,772)	(35,081)	(14,010)	(11,031)	(1,474,728)	(813,071)

Net capital share transactions	109,624	125,599	137,152	175,844	2,543,934	1,700,837

Total increase (decrease) in net assets	360,515	108,573	182,422	175,030	4,612,193	2,677,334
Net assets:
Beginning of year	1,101,452	992,879	412,035	237,005	21,047,901	18,370,567

End of year	$1,461,967	$1,101,452	$594,457	$412,035	$25,660,094	$21,047,901

Undistributed (distributions in excess of) net investment income	$4,347	$1,519	$261	$(948)	$92,516	$71,334

128  American Funds Insurance Series

								(dollars in thousands)
International Fund		New World Fund		Blue Chip Income and Growth Fund		Global Growth and Income Fund		Growth-Income Fund
Year ended December 31		Year ended December 31		Year ended December 31		Year ended December 31		Year ended December 31
2017	2016	2017	2016	2017	2016	2017	2016	2017	2016

$105,868	$107,613	$32,918	$30,850	$195,270	$173,682	$44,369	$37,944	$445,666	$406,211
438,684	174,210	236,990	(49,262)	686,720	340,410	151,286	63,152	2,102,617	1,870,618
1,850,536	486	567,588	165,410	550,461	803,943	281,638	36,088	3,222,646	478,434

2,395,088	282,309	837,496	146,998	1,432,451	1,318,035	477,293	137,184	5,770,929	2,755,263

(124,236)	(112,086)	(34,131)	(26,290)	(188,626)	(170,997)	(42,795)	(36,671)	(435,451)	(395,167)
(100,924)	(637,485)	—	—	(328,660)	(595,206)	(33,692)	—	(1,807,557)	(2,694,334)

(225,160)	(749,571)	(34,131)	(26,290)	(517,286)	(766,203)	(76,487)	(36,671)	(2,243,008)	(3,089,501)

133,019	439,487	(164,517)	79,376	(178,554)	1,193,132	(289,969)	114,314	1,071,251	2,214,035

2,302,947	(27,775)	638,848	200,084	736,611	1,744,964	110,837	214,827	4,599,172	1,879,797

7,454,875	7,482,650	2,893,865	2,693,781	8,643,238	6,898,274	1,991,609	1,776,782	26,093,190	24,213,393

$9,757,822	$7,454,875	$3,532,713	$2,893,865	$9,379,849	$8,643,238	$2,102,446	$1,991,609	$30,692,362	$26,093,190

$2,852	$29,116	$4,643	$(14,553)	$37,271	$30,648	$6,666	$6,361	$88,048	$79,383

Global Balanced Fund		Bond Fund		Global Bond Fund		High-Income Bond Fund		Mortgage Fund
Year ended December 31		Year ended December 31		Year ended December 31		Year ended December 31		Year ended December 31
2017	2016	2017	2016	2017	2016	2017	2016	2017	2016

$4,343	$3,667	$226,928	$188,699	$53,646	$49,208	$96,458	$106,342	$5,003	$4,590
9,276	1,518	(10,510)	163,219	(26,825)	(11,548)	24,442	(82,614)	408	4,966
38,239	5,219	193,041	(52,479)	132,187	25,290	(3,823)	262,380	(431)	(1,322)

51,858	10,404	409,459	299,439	159,008	62,950	117,077	286,108	4,980	8,234

(3,252)	(3,285)	(220,546)	(197,417)	(11,164)	(15,576)	(98,414)	(106,140)	(5,571)	(6,310)
(10,070)	—	(157,395)	(35,948)	(14,449)	(4,207)	—	—	(2,214)	(3,532)

(13,322)	(3,285)	(377,941)	(233,365)	(25,613)	(19,783)	(98,414)	(106,140)	(7,785)	(9,842)

63,483	25,497	(223,341)	898,544	85,999	(40,534)	(346,424)	(193,559)	2,570	(117)

102,019	32,616	(191,823)	964,618	219,394	2,633	(327,761)	(13,591)	(235)	(1,725)

251,880	219,264	10,889,517	9,924,899	2,248,184	2,245,551	1,781,641	1,795,232	340,405	342,130

$353,899	$251,880	$10,697,694	$10,889,517	$2,467,578	$2,248,184	$1,453,880	$1,781,641	$340,170	$340,405

$(671)	$(1,060)	$35,376	$59,835	$2,784	$(5,646)	$13,377	$17,830	$1,052	$1,033

American Funds Insurance Series  129

Statements of changes in net assets

	Ultra-Short Bond Fund		U.S. Government/ AAA-Rated Securities Fund		Managed Risk Growth Fund
	Year ended December 31		Year ended December 31		Year ended December 31
	2017	2016	2017	2016	2017	2016
Operations:
Net investment income (loss)	$1,388	$(452)	$46,503	$36,028	$859	$731
Net realized gain (loss)	9	—	11,669	9,371	19,268	(560)
Net unrealized appreciation (depreciation)	(64)	(3)	(6,874)	(5,718)	35,360	6,120

Net increase (decrease) in net assets resulting from operations	1,333	(455)	51,298	39,681	55,487	6,291

Dividends and distributions paid to shareholders:
Dividends from net investment income	(906)	—	(43,993)	(46,049)	(734)	(330)
Distributions from net realized gain on investments	—	—	—	(60,973)	(4,142)	(15,012)

Total dividends and distributions paid to shareholders	(906)	—	(43,993)	(107,022)	(4,876)	(15,342)

Net capital share transactions	(46,638)	(11,965)	58,286	43,179	36,220	64,347

Total increase (decrease) in net assets	(46,211)	(12,420)	65,591	(24,162)	86,831	55,296
Net assets:
Beginning of year	351,016	363,436	3,037,724	3,061,886	201,128	145,832

End of year	$304,805	$351,016	$3,103,315	$3,037,724	$287,959	$201,128

Undistributed (distributions in excess of) net investment income	$462	$(20)	$9,726	$7,697	$1,399	$729

See Notes to Financial Statements

130  American Funds Insurance Series

(dollars in thousands)
Managed Risk International Fund		Managed Risk Blue Chip Income and Growth Fund		Managed Risk Growth-Income Fund		Managed Risk Asset Allocation Fund
Year ended December 31		Year ended December 31		Year ended December 31		Year ended December 31
2017	2016	2017	2016	2017	2016	2017	2016

$1,283	$884	$5,049	$4,012	$2,028	$1,562	$50,782	$41,207
248	(4,433)	12,835	5,539	8,283	5,070	177,329	37,559
28,741	1,071	30,876	15,029	24,060	2,438	329,033	148,316

30,272	(2,478)	48,760	24,580	34,371	9,070	557,144	227,082

(900)	(843)	(5,161)	(3,375)	(1,867)	(1,707)	(31,722)	(44,188)
(1,403)	(2,185)	(5,568)	(5,923)	(7,726)	(8,465)	(38,742)	(93,578)

(2,303)	(3,028)	(10,729)	(9,298)	(9,593)	(10,172)	(70,464)	(137,766)

22,849	19,951	37,657	138,529	23,434	39,189	408,750	804,645

50,818	14,445	75,688	153,811	48,212	38,087	895,430	893,961

97,605	83,160	291,216	137,405	160,756	122,669	3,558,980	2,665,019

$148,423	$97,605	$366,904	$291,216	$208,968	$160,756	$4,454,410	$3,558,980

$1,323	$891	$5,669	$4,274	$2,167	$1,865	$53,091	$31,585

American Funds Insurance Series  131

Notes to financial statements

1. Organization

American Funds Insurance Series (the “series”) is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company with 28 different funds (the “funds”). Twenty-three funds in the series are covered in this report. The other five funds in the series, American Funds Insurance Series - Portfolio Series, are covered in a separate report. The assets of each fund are segregated, with each fund accounted for separately. Capital Research and Management Company (“CRMC”) is the series’ investment adviser. Milliman Financial Risk Management LLC (“Milliman FRM”) is the subadviser for the risk management strategy for eight of the funds (the “managed risk funds”), five of which are covered in this report.

The managed risk funds covered in this report are Managed Risk Growth Fund, Managed Risk International Fund, Managed Risk Blue Chip Income and Growth Fund, Managed Risk Growth-Income Fund and Managed Risk Asset Allocation Fund. The managed risk funds invest in other funds within the series (the “underlying funds”) and employ Milliman FRM to implement the risk management strategy, which consists of using hedging instruments — primarily short positions on exchange-traded futures contracts — to attempt to stabilize the volatility of the funds around target volatility levels and reduce the downside exposure of the funds during periods of significant market declines.

Shareholders approved a proposal to reorganize the series from a Massachusetts business trust to a Delaware statutory trust. The reorganization may be completed in the next 12 months; however, the series reserves the right to delay the implementation.

The investment objectives for each fund covered in this report are as follows:

Global Growth Fund — Seeks to provide long-term growth of capital.

Global Small Capitalization Fund — Seeks to provide long-term growth of capital.

Growth Fund — Seeks to provide growth of capital.

International Fund — Seeks to provide long-term growth of capital.

New World Fund — Seeks long-term capital appreciation.

Blue Chip Income and Growth Fund — Seeks to produce income exceeding the average yield on U.S. stocks generally and to provide an opportunity for growth of principal consistent with sound common stock investing.

Global Growth and Income Fund — Seeks to provide long-term growth of capital while providing current income.

Growth-Income Fund — Seeks to achieve long-term growth of capital and income.

International Growth and Income Fund — Seeks to provide long-term growth of capital while providing current income.

Capital Income Builder — Seeks to provide a level of current income that exceeds the average yield on U.S. stocks generally and to provide a growing stream of income over the years. Secondarily, seeks to provide growth of capital.

Asset Allocation Fund — Seeks to provide high total return consistent with preservation of capital over the long term.

Global Balanced Fund — Seeks the balanced accomplishment of three objectives: long-term growth of capital, conservation of principal and current income.

Bond Fund — Seeks to provide as high a level of current income as is consistent with the preservation of capital.

Global Bond Fund — Seeks to provide, over the long term, a high level of total return consistent with prudent investment management.

High-Income Bond Fund — Seeks to provide a high level of current income and, secondarily, capital appreciation.

Mortgage Fund — Seeks to provide current income and preservation of capital.

132  American Funds Insurance Series

Ultra-Short Bond Fund — Seeks to provide current income, consistent with the maturity and quality standards applicable to the fund, and preservation of capital and liquidity.

U.S. Government/AAA-Rated Securities Fund — Seeks to provide a high level of current income consistent with preservation of capital.

Managed Risk Growth Fund — Seeks to provide growth of capital while seeking to manage volatility and provide downside protection.

Managed Risk International Fund — Seeks to provide long-term growth of capital while seeking to manage volatility and provide downside protection.

Managed Risk Blue Chip Income and Growth Fund — Seeks to produce income exceeding the average yield on U.S. stocks generally and to provide an opportunity for growth of principal consistent with sound common stock investing, in each case while seeking to manage volatility and provide downside protection.

Managed Risk Growth-Income Fund — Seeks to achieve long-term growth of capital and income while seeking to manage volatility and provide downside protection.

Managed Risk Asset Allocation Fund — Seeks to provide high total return consistent with preservation of capital over the long term while seeking to manage volatility and provide downside protection.

Each fund in the series, except the managed risk funds, offers either four or five share classes (Classes 1, 1A, 2, 3 or 4); the managed risk funds offer two share classes (Classes P1 and P2). Holders of all share classes of each fund have equal pro rata rights to assets, dividends and liquidation proceeds of each fund held. Each share class of each fund has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses (“class-specific fees and expenses”), primarily due to different arrangements for certain distribution expenses. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each class of each fund.

2. Significant accounting policies

Each fund is an investment company that applies the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board. Each fund’s financial statements have been prepared to comply with U.S. generally accepted accounting principles (“U.S. GAAP”). These principles require the series’ investment adviser to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. Subsequent events, if any, have been evaluated through the date of issuance in the preparation of the financial statements. The funds follow the significant accounting policies described in this section, as well as the valuation policies described in the next section on valuation.

Security transactions and related investment income — Security transactions are recorded by the funds as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, the funds will segregate liquid assets sufficient to meet their payment obligations. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

Fees and expenses — The fees and expenses of the underlying funds held by the managed risk funds are not included in the fees and expenses reported for each of the managed risk funds; however, they are indirectly reflected in the valuation of each of the underlying funds. These fees are included in the net effective expense ratios that are provided as supplementary information in the financial highlights tables.

Class allocations — Income, fees and expenses (other than class-specific fees and expenses) and realized and unrealized gains and losses are allocated daily among the various share classes of each fund based on their relative net assets. Class-specific fees and expenses, such as distribution expenses, are accrued daily and charged directly to the respective share class of each fund.

Dividends and distributions to shareholders — Dividends and distributions to shareholders are recorded on each fund’s ex-dividend date.

American Funds Insurance Series  133

Currency translation — Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date. Purchases and sales of investment securities and income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions. The effects of changes in exchange rates on investment securities are included with the net realized gain or loss and net unrealized appreciation or depreciation on investments in the funds’ statements of operations. The realized gain or loss and unrealized appreciation or depreciation resulting from all other transactions denominated in currencies other than U.S. dollars are disclosed separately.

3. Valuation

CRMC, the series’ investment adviser, values the funds’ investments at fair value as defined by U.S. GAAP. The net asset value of each share class of each fund is generally determined as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open.

Methods and inputs — The series’ investment adviser uses the following methods and inputs to establish the fair value of each fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades. The value of an underlying fund is based on its reported net asset value.

Fixed-income securities, including short-term securities, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the funds are authorized to invest. However, these classifications are not exclusive and any of the inputs may be used to value any other class of fixed-income security.

Fixed-income class	Examples of standard inputs

All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)

Corporate bonds & notes; convertible securities	Standard inputs and underlying equity of the issuer

Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities

Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information

Municipal securities	Standard inputs and, for certain distressed securities, cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts

When the series’ investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or not deemed to be representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type.

134  American Funds Insurance Series

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the series’ investment adviser. The Government Cash Management Fund held by the managed risk funds is managed to maintain a $1.00 net asset value per share. The net asset value of each share class of each managed risk fund is calculated based on the reported net asset values of the underlying funds in which each fund invests.

Exchange-traded futures are generally valued at the official settlement price of, or the last reported sale price on, the exchange or market on which such instruments are traded, as of the close of business on the day the futures are being valued or, lacking any sales, at the last available bid price. Prices for each future are taken from the exchange or market on which the security trades. Forward currency contracts are valued at the mean of representative quoted bid and ask prices, generally based on prices supplied by one or more pricing vendors. Interest rate swaps and credit default swaps are generally valued by pricing vendors based on market inputs that include the index and term of index, reset frequency, payer/receiver, currency and pay frequency.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the series’ investment adviser are fair valued as determined in good faith under fair value guidelines adopted by authority of the series’ board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. In addition, the closing prices of equity securities and futures that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of each fund is determined. Fair valuations and valuations of investments and futures that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Processes and structure — The series’ board of trustees has delegated authority to the series’ investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees with supplemental information to support the changes. The series’ board and audit committee also regularly review reports that describe fair value determinations and methods.

The series’ investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.

Classifications — The series’ investment adviser classifies the funds’ assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities.

American Funds Insurance Series  135

The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following tables present the funds’ valuation levels as of December 31, 2017 (dollars in thousands):

Global Growth Fund

	Investment securities
	Level 1	Level 2*	Level 3	Total
Assets:
Common stocks:
Information technology	$1,081,264	$918,147	$—	$1,999,411
Consumer discretionary	694,629	438,256	—	1,132,885
Health care	382,457	363,432	—	745,889
Financials	218,654	432,229	—	650,883
Consumer staples	145,849	319,565	—	465,414
Industrials	130,560	254,066	—	384,626
Materials	79,260	60,639	—	139,899
Telecommunication services	—	69,545	—	69,545
Other	54,064	76,455	—	130,519
Miscellaneous	100,887	208,229	—	309,116
Bonds, notes & other debt instruments	—	1,998	—	1,998
Short-term securities	—	222,324	—	222,324

Total	$2,887,624	$3,364,885	$—	$6,252,509

	Other investments†
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on open forward currency contracts	$—	$15	$—	$15

*	Securities with a value of $3,130,602,000, which represented 50.21% of the net assets of the fund, were classified as Level 2 due to significant market movements following the close of local trading.
†	Forward currency contracts are not included in the investment portfolio.

Global Small Capitalization Fund

	Investment securities
	Level 1	Level 2*	Level 3	Total
Assets:
Common stocks:
Consumer discretionary	$329,356	$551,760	$9,428	$890,544
Health care	603,611	110,760	—	714,371
Information technology	412,279	301,973	—	714,252
Industrials	151,501	294,339	—	445,840
Financials	214,438	190,470	—	404,908
Materials	104,305	71,999	—	176,304
Consumer staples	3,788	143,003	—	146,791
Energy	84,263	24,844	10,408	119,515
Real estate	41,034	69,305	—	110,339
Utilities	11,606	63,512	—	75,118
Telecommunication services	—	18,660	—	18,660
Miscellaneous	102,354	108,632	—	210,986
Rights & warrants	376	—	—	376
Convertible bonds	—	8,667	—	8,667
Bonds, notes & other debt instruments	—	4,110	—	4,110
Short-term securities	—	274,471	—	274,471

Total	$2,058,911	$2,236,505	$19,836	$4,315,252

136  American Funds Insurance Series

	Other investments†
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on open forward currency contracts	$—	$89	$—	$89
Liabilities:
Unrealized depreciation on open forward currency contracts	—	(1,192)	—	(1,192)

Total	$—	$(1,103)	$—	$(1,103)

*	Securities with a value of $1,942,046,000, which represented 45.01% of the net assets of the fund, were classified as Level 2 due to significant market movements following the close of local trading.
†	Forward currency contracts are not included in the investment portfolio.

Growth Fund

	Investment securities
	Level 1	Level 2*	Level 3	Total
Assets:
Common stocks:
Information technology	$6,845,509	$915,367	$—	$7,760,876
Consumer discretionary	4,738,236	94,422	—	4,832,658
Health care	3,259,476	—	—	3,259,476
Financials	2,185,851	147,823	—	2,333,674
Energy	1,816,396	25,468	—	1,841,864
Industrials	1,358,459	295,546	—	1,654,005
Consumer staples	417,696	145,792	—	563,488
Other	574,854	—	—	574,854
Miscellaneous	617,094	15,368	—	632,462
Convertible stocks	—	—	9,173	9,173
Short-term securities	—	1,576,732	—	1,576,732

Total	$21,813,571	$3,216,518	$9,173	$25,039,262

*	Securities with a value of $1,614,318,000, which represented 6.46% of the net assets of the fund, were classified as Level 2 due to significant market movements following the close of local trading.

International Fund

	Investment securities
	Level 1	Level 2*	Level 3	Total
Assets:
Common stocks:
Financials	$41,115	$1,696,929	$—	$1,738,044
Information technology	234,815	942,033	—	1,176,848
Consumer discretionary	93,697	1,013,232	—	1,106,929
Health care	98,109	857,742	—	955,851
Industrials	32,143	862,182	—	894,325
Consumer staples	25,429	769,539	—	794,968
Materials	195,900	361,779	—	557,679
Utilities	—	515,357	—	515,357
Energy	143,691	315,986	—	459,677
Telecommunication services	—	244,269	—	244,269
Real estate	—	190,704	—	190,704
Miscellaneous	6,325	222,989	—	229,314
Rights & warrants	—	6,390	—	6,390
Bonds, notes & other debt instruments	—	71,438	—	71,438
Short-term securities	—	813,820	—	813,820

Total	$871,224	$8,884,389	$—	$9,755,613

See next page for footnote.

American Funds Insurance Series  137

	Other investments†
	Level 1	Level 2	Level 3	Total
Liabilities:
Unrealized depreciation on open forward currency contracts	$—	$(355)	$—	$(355)

*	Securities with a value of $7,669,394,000, which represented 78.60% of the net assets of the fund, were classified as Level 2 due to significant market movements following the close of local trading.
†	Forward currency contracts are not included in the investment portfolio.

New World Fund

	Investment securities
	Level 1	Level 2*	Level 3	Total
Assets:
Common stocks:
Information technology	$456,159	$447,994	$—	$904,153
Financials	161,231	233,656	—	394,887
Consumer discretionary	147,598	171,119	—	318,717
Energy	44,789	259,731	—	304,520
Consumer staples	37,317	247,836	—	285,153
Materials	133,930	140,519	—	274,449
Industrials	53,846	165,765	—	219,611
Health care	77,782	79,033	—	156,815
Telecommunication services	4,339	83,524	—	87,863
Utilities	54,367	12,099	—	66,466
Real estate	38,038	—	27	38,065
Miscellaneous	47,500	117,331	—	164,831
Preferred securities	—	—	1,340	1,340
Rights & warrants	—	62,810	—	62,810
Bonds, notes & other debt instruments	—	97,099	—	97,099
Short-term securities	—	171,372	—	171,372

Total	$1,256,896	$2,289,888	$1,367	$3,548,151

	Other investments†
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on open forward currency contracts	$—	$69	$—	$69
Liabilities:
Unrealized depreciation on open forward currency contracts	—	(392)	—	(392)

Total	$—	$(323)	$—	$(323)

*	Securities with a value of $1,899,212,000, which represented 53.76% of the net assets of the fund, were classified as Level 2 due to significant market movements following the close of local trading.
†	Forward currency contracts are not included in the investment portfolio.

138  American Funds Insurance Series

Blue Chip Income and Growth Fund

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Health care	$1,797,572	$—	$—	$1,797,572
Financials	1,260,539	—	—	1,260,539
Information technology	1,121,010	—	—	1,121,010
Industrials	1,065,467	—	—	1,065,467
Consumer staples	1,001,235	—	—	1,001,235
Telecommunication services	794,583	—	—	794,583
Energy	733,529	—	—	733,529
Consumer discretionary	520,449	—	—	520,449
Materials	259,727	—	—	259,727
Other	112,331	—	—	112,331
Miscellaneous	361,132	—	—	361,132
Short-term securities	—	349,194	—	349,194

Total	$9,027,574	$349,194	$—	$9,376,768

Global Growth and Income Fund

	Investment securities
	Level 1	Level 2*	Level 3	Total
Assets:
Common stocks:
Information technology	$203,616	$295,474	$—	$499,090
Financials	120,856	106,026	—	226,882
Industrials	96,923	126,666	—	223,589
Consumer staples	46,060	138,984	—	185,044
Consumer discretionary	77,851	99,746	—	177,597
Health care	131,217	19,117	—	150,334
Energy	23,032	106,979	—	130,011
Materials	53,553	69,868	—	123,421
Real estate	61,482	11,605	—	73,087
Utilities	11,028	36,063	—	47,091
Telecommunication services	21,966	14,635	—	36,601
Miscellaneous	38,248	58,585	—	96,833
Convertible bonds	—	6,622	—	6,622
Bonds, notes & other debt instruments	—	41,995	—	41,995
Short-term securities	—	88,129	—	88,129

Total	$885,832	$1,220,494	$—	$2,106,326

*	Securities with a value of $1,083,748,000, which represented 51.55% of the net assets of the fund, were classified as Level 2 due to significant market movements following the close of local trading.

American Funds Insurance Series  139

Growth-Income Fund

	Investment securities
	Level 1	Level 2*	Level 3	Total
Assets:
Common stocks:
Information technology	$5,040,128	$155,981	$—	$5,196,109
Consumer discretionary	4,770,317	225,966	—	4,996,283
Health care	4,376,528	183,158	—	4,559,686
Financials	2,910,454	446,084	—	3,356,538
Industrials	2,578,432	332,460	—	2,910,892
Consumer staples	1,489,742	814,677	—	2,304,419
Energy	1,559,365	398,628	—	1,957,993
Materials	1,277,722	91,080	—	1,368,802
Telecommunication services	600,824	—	—	600,824
Real estate	535,421	—	—	535,421
Utilities	250,402	855	—	251,257
Mutual funds	55,129	—	—	55,129
Miscellaneous	480,393	309,384	—	789,777
Convertible stocks	6,192	5,450	—	11,642
Convertible bonds	—	107,354	—	107,354
Bonds, notes & other debt instruments	—	56,489	—	56,489
Short-term securities	—	1,651,258	—	1,651,258

Total	$25,931,049	$4,778,824	$—	$30,709,873

*	Securities with a value of $2,749,134,000, which represented 8.96% of the net assets of the fund, were classified as Level 2 due to significant market movements following the close of local trading.

International Growth and Income Fund

	Investment securities
	Level 1	Level 2*	Level 3	Total
Assets:
Common stocks:
Financials	$21,988	$313,223	$—	$335,211
Consumer staples	16,215	117,019	—	133,234
Industrials	—	122,482	—	122,482
Utilities	—	117,311	—	117,311
Information technology	25,969	88,895	—	114,864
Health care	12,545	100,340	—	112,885
Consumer discretionary	8,917	98,687	—	107,604
Real estate	—	89,077	—	89,077
Energy	4,763	76,029	—	80,792
Materials	10,678	62,774	—	73,452
Telecommunication services	—	43,293	—	43,293
Bonds, notes & other debt instruments	—	36,911	—	36,911
Short-term securities	—	93,397	—	93,397

Total	$101,075	$1,359,438	$—	$1,460,513

*	Securities with a value of $1,188,243,000, which represented 81.28% of the net assets of the fund, were classified as Level 2 due to significant market movements following the close of local trading.

140  American Funds Insurance Series

Capital Income Builder

	Investment securities
	Level 1	Level 2*	Level 3	Total
Assets:
Common stocks:
Energy	$52,870	$7,692	$—	$60,562
Financials	18,600	41,604	—	60,204
Consumer staples	19,698	32,724	—	52,422
Information technology	33,208	17,065	—	50,273
Consumer discretionary	16,007	21,266	—	37,273
Telecommunication services	5,072	30,191	—	35,263
Real estate	18,738	10,284	—	29,022
Utilities	5,189	21,210	—	26,399
Health care	14,691	8,660	—	23,351
Industrials	8,324	12,728	—	21,052
Materials	9,381	2,890	—	12,271
Miscellaneous	—	1,290	—	1,290
Convertible stocks	14,967	—	—	14,967
Bonds, notes & other debt instruments:
U.S. Treasury bonds & notes	—	86,945	—	86,945
Mortgage-backed obligations	—	28,433	—	28,433
Corporate bonds & notes	—	21,514	—	21,514
Asset-backed obligations	—	3,981	—	3,981
Short-term securities	—	33,972	—	33,972

Total	$216,745	$382,449	$—	$599,194

*	Securities with a value of $207,107,000, which represented 34.84% of the net assets of the fund, were classified as Level 2 due to significant market movements following the close of local trading.

Asset Allocation Fund

	Investment securities
	Level 1	Level 2*	Level 3	Total
Assets:
Common stocks:
Information technology	$4,377,468	$208,359	$2,985	$4,588,812
Health care	2,376,858	—	368	2,377,226
Financials	2,219,696	120,644	—	2,340,340
Consumer discretionary	1,734,901	—	—	1,734,901
Energy	1,436,851	1,999	—	1,438,850
Consumer staples	561,703	583,888	—	1,145,591
Materials	922,022	—	—	922,022
Industrials	863,216	2,948	16	866,180
Real estate	329,533	—	—	329,533
Telecommunication services	99,225	—	—	99,225
Miscellaneous	606,605	53,692	—	660,297
Convertible stocks	—	7,062	5,725	12,787
Bonds, notes & other debt instruments:
U.S. Treasury bonds & notes	—	2,929,266	—	2,929,266
Corporate bonds & notes	—	2,277,205	13,081	2,290,286
Mortgage-backed obligations	—	1,357,892	—	1,357,892
Federal agency bonds & notes	—	51,094	—	51,094
Other	—	211,780	—	211,780
Short-term securities	—	2,803,299	—	2,803,299

Total	$15,528,078	$10,609,128	$22,175	$26,159,381

See next page for footnote.

American Funds Insurance Series  141

	Other investments†
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$73	$—	$—	$73
Unrealized appreciation on interest rate swaps	—	658	—	658
Liabilities:
Unrealized depreciation on futures contracts	(826)	—	—	(826)
Unrealized depreciation on interest rate swaps	—	(6,906)	—	(6,906)

Total	$(753)	$(6,248)	$—	$(7,001)

*	Securities with a value of $957,800,000, which represented 3.73% of the net assets of the fund, were classified as Level 2 due to significant market movements following the close of local trading.
†	Futures contracts and interest rate swaps are not included in the investment portfolio.

Global Balanced Fund

	Investment securities
	Level 1	Level 2*	Level 3	Total
Assets:
Common stocks:
Information technology	$16,700	$22,876	$—	$39,576
Industrials	11,393	18,011	—	29,404
Financials	15,563	12,877	—	28,440
Consumer staples	13,257	12,223	—	25,480
Health care	13,467	4,281	—	17,748
Materials	7,529	8,099	—	15,628
Energy	7,323	8,128	—	15,451
Consumer discretionary	7,808	7,463	—	15,271
Utilities	2,201	5,269	—	7,470
Real estate	1,921	4,203	—	6,124
Miscellaneous	6,241	10,961	—	17,202
Bonds, notes & other debt instruments:
Bonds & notes of governments & government agencies outside the U.S.	—	50,017	—	50,017
U.S. Treasury bonds & notes	—	33,942	—	33,942
Corporate bonds & notes	—	22,383	—	22,383
Mortgage-backed obligations	—	5,463	—	5,463
Asset-backed obligations	—	200	—	200
Short-term securities	—	26,448	—	26,448

Total	$103,403	$252,844	$—	$356,247

	Other investments†
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on open forward currency contracts	$—	$144	$—	$144
Liabilities:
Unrealized depreciation on open forward currency contracts	—	(269)	—	(269)

Total	$—	$(125)	$—	$(125)

*	Securities with a value of $112,907,000, which represented 31.90% of the net assets of the fund, were classified as Level 2 due to significant market movements following the close of local trading.
†	Forward currency contracts are not included in the investment portfolio.

142  American Funds Insurance Series

Bond Fund

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
Corporate bonds & notes	$—	$3,460,122	$3,034	$3,463,156
U.S. Treasury bonds & notes	—	2,907,009	—	2,907,009
Mortgage-backed obligations	—	2,764,932	—	2,764,932
Bonds & notes of governments & government agencies outside the U.S.	—	681,980	—	681,980
Asset-backed obligations	—	297,847	—	297,847
Municipals	—	240,326	—	240,326
Federal agency bonds & notes	—	12,036	—	12,036
Common stocks	—	—	1,242	1,242
Rights & warrants	—	55	—	55
Short-term securities	—	2,366,794	—	2,366,794

Total	$—	$12,731,101	$4,276	$12,735,377

	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$25	$—	$—	$25
Unrealized appreciation on open forward currency contracts	—	10,220	—	10,220
Unrealized appreciation on interest rate swaps	—	18,448	—	18,448
Liabilities:
Unrealized depreciation on futures contracts	(4,181)	—	—	(4,181)
Unrealized depreciation on open forward currency contracts	—	(2,678)	—	(2,678)
Unrealized depreciation on interest rate swaps	—	(10,736)	—	(10,736)
Unrealized depreciation on credit default swaps	—	(184)	—	(184)

Total	$(4,156)	$15,070	$—	$10,914

*	Futures contracts, forward currency contracts, interest rate swaps and credit default swaps are not included in the investment portfolio.

Global Bond Fund

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
Euros	$—	$355,443	$—	$355,443
Japanese yen	—	200,098	—	200,098
Polish zloty	—	97,169	—	97,169
Mexican pesos	—	96,500	—	96,500
Indian rupees	—	62,664	—	62,664
Malaysian ringgits	—	55,646	—	55,646
Norwegian kroner	—	39,988	—	39,988
Australian dollars	—	34,394	—	34,394
British pounds	—	32,755	—	32,755
Thai baht	—	28,589	—	28,589
Danish kroner	—	25,806	—	25,806
Chilean pesos	—	21,977	—	21,977
Israeli shekels	—	20,893	—	20,893
Canadian dollars	—	18,967	—	18,967
U.S. dollars	—	1,062,266	604	1,062,870
Other	—	59,260	—	59,260
Convertible stocks	—	237	973	1,210
Common stocks	32	207	457	696
Short-term securities	—	277,548	—	277,548

Total	$32	$2,490,407	$2,034	$2,492,473

American Funds Insurance Series  143

	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$195	$—	$—	$195
Unrealized appreciation on open forward currency contracts	—	4,906	—	4,906
Unrealized appreciation on interest rate swaps	—	1,034	—	1,034
Liabilities:
Unrealized depreciation on futures contracts	(554)	—	—	(554)
Unrealized depreciation on open forward currency contracts	—	(4,246)	—	(4,246)
Unrealized depreciation on interest rate swaps	—	(2,513)	—	(2,513)

Total	$(359)	$(819)	$—	$(1,178)

*	Futures contracts, forward currency contracts and interest rate swaps are not included in the investment portfolio.

High-Income Bond Fund

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
Corporate bonds & notes	$—	$1,344,219	$12,774	$1,356,993
Other	—	13,338	—	13,338
Convertible bonds	—	5,860	—	5,860
Convertible stocks	2,727	4,900	5,553	13,180
Common stocks	2,744	2,698	5,414	10,856
Rights & warrants	—	36	—	36
Short-term securities	—	24,394	—	24,394

Total	$5,471	$1,395,445	$23,741	$1,424,657

	Other investments[1]
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on interest rate swaps	$—	$512	$—	$512
Liabilities:
Unrealized depreciation on interest rate swaps	—	(90)	—	(90)
Unrealized depreciation on credit default swaps	—	(419)	—	(419)

Total	$—	$3	$—	$3

[1]	Interest rate swaps and credit default swaps are not included in the investment portfolio.

The following table reconciles the valuation of the fund’s Level 3 investment securities and related transactions for the year ended December 31, 2017 (dollars in thousands):

	Beginning value at 1/1/2017	Transfers into Level 3[2]	Purchases	Sales	Net realized gain[3]	Unrealized appreciation[3]	Transfers out of Level 3[2]	Ending value at 12/31/2017
Investment securities	$22,631	$47	$859	$(340)	$5	$585	$(46)	$23,741
Net unrealized appreciation during the period on Level 3 investment securities held at December 31, 2017								$585

[2]	Transfers into or out of Level 3 are based on the beginning market value of the quarter in which they occurred.
[3]	Net realized gain and unrealized appreciation are included in the related amounts on investments in the statement of operations.

144  American Funds Insurance Series

Unobservable inputs — Valuation of the fund’s Level 3 securities is based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The following table provides additional information used by the fund’s investment adviser to fair value the fund’s Level 3 securities (dollars in thousands):

	Value at 12/31/2017	Valuation techniques	Unobservable inputs	Range	Impact to valuation from an increase in input*
Bonds, notes & other debt instruments	$12,774	Yield analysis	Yield risk premium	75 - 700 bps	Decrease

Convertible stocks	5,553	Market comparable companies	EBITDA multiple	13.3x	Increase
Common stocks	5,414	Market comparable companies	EBITDA multiple	5.3x - 10.6x	Increase
			DLOM	24% - 35%	Decrease
			Weight ascribed to market comparables	50%	N/A
		Inputs to market comparables and transaction price	Weight ascribed to transaction price	50%	N/A

	$23,741

*	This column represents the directional change in fair value of the Level 3 securities that would result in an increase from the corresponding input. A decrease to the unobservable input would have the opposite effect. Significant increases and decreases in these inputs in isolation could result in significantly higher or lower fair value measurements.

Key to abbreviations

EBITDA = Earnings before income taxes, depreciation and amortization

DLOM = Discount for lack of marketability

Mortgage Fund

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
Mortgage-backed obligations	$—	$215,884	$—	$215,884
U.S. Treasury bonds & notes	—	54,720	—	54,720
Federal agency bonds & notes	—	41,556	—	41,556
Asset-backed obligations	—	11,285	—	11,285
Corporate bonds & notes	—	—	187	187
Short-term securities	—	92,757	—	92,757

Total	$—	$416,202	$187	$416,389

	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$21	$—	$—	$21
Unrealized appreciation on interest rate swaps	—	1,539	—	1,539
Liabilities:
Unrealized depreciation on futures contracts	(653)	—	—	(653)
Unrealized depreciation on interest rate swaps	—	(2,325)	—	(2,325)

Total	$(632)	$(786)	$—	$(1,418)

*	Futures contracts and interest rate swaps are not included in the investment portfolio.

Ultra-Short Bond Fund

At December 31, 2017, all of the fund’s investment securities were classified as Level 2.

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U.S. Government/AAA-Rated Securities Fund

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
U.S. Treasury bonds & notes	$—	$1,568,352	$—	$1,568,352
Mortgage-backed obligations	—	786,503	—	786,503
Federal agency bonds & notes	—	525,580	—	525,580
Short-term securities	—	458,280	—	458,280

Total	$—	$3,338,715	$—	$3,338,715

	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$743	$—	$—	$743
Unrealized appreciation on interest rate swaps	—	18,217	—	18,217
Liabilities:
Unrealized depreciation on futures contracts	(8,188)	—	—	(8,188)
Unrealized depreciation on interest rate swaps	—	(26,645)	—	(26,645)

Total	$(7,445)	$(8,428)	$—	$(15,873)

*	Futures contracts and interest rate swaps are not included in the investment portfolio.

Managed Risk Growth Fund

At December 31, 2017, all of the fund’s investments were classified as Level 1.

Managed Risk International Fund

At December 31, 2017, all of the fund’s investments were classified as Level 1.

Managed Risk Blue Chip Income and Growth Fund

At December 31, 2017, all of the fund’s investments were classified as Level 1.

Managed Risk Growth-Income Fund

At December 31, 2017, all of the fund’s investments were classified as Level 1.

Managed Risk Asset Allocation Fund

At December 31, 2017, all of the fund’s investments were classified as Level 1.

4. Risk factors

Investing in the funds may involve certain risks including, but not limited to, those described below.

Market conditions — The prices of, and the income generated by, the common stocks, bonds and other securities held by a fund may decline — sometimes rapidly or unpredictably — due to various factors, including events or conditions affecting the general economy or particular industries; overall market changes; local, regional or global political, social or economic instability; governmental or governmental agency responses to economic conditions; and currency exchange rate, interest rate and commodity price fluctuations.

Issuer risks — The prices of, and the income generated by, securities held by a fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.

Investing in growth-oriented stocks — Growth-oriented common stocks and other equity-type securities (such as preferred stocks, convertible preferred stocks and convertible bonds) may involve larger price swings and greater potential for loss than other types of investments. These risks may be even greater in the case of smaller capitalization stocks.

Investing in income-oriented stocks — Income provided by a fund may be reduced by changes in the dividend policies of, and the capital resources available for dividend payments at, the companies in which the fund invests.

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Investing in small companies — Investing in smaller companies may pose additional risks. For example, it is often more difficult to value or dispose of small company stocks and more difficult to obtain information about smaller companies than about larger companies. Furthermore, smaller companies often have limited product lines, operating histories, markets and/or financial resources, may be dependent on one or a few key persons for management, and can be more susceptible to losses. Moreover, the prices of their stocks may be more volatile than stocks of larger, more established companies.

Investing outside the U.S. — Securities of issuers domiciled outside the U.S., or with significant operations or revenues outside the U.S., may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers operate or generate revenue. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as the imposition of price controls or punitive taxes, that could adversely impact the value of these securities. Securities markets in certain countries may be more volatile and/or less liquid than those in the U.S. Investments outside the U.S. may also be subject to different accounting practices and different regulatory, legal and reporting standards and practices, and may be more difficult to value, than those in the U.S. In addition, the value of investments outside the U.S. may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the fund. The risks of investing outside the U.S. may be heightened in connection with investments in emerging markets.

Investing in developing countries — Investing in countries with developing economies and/or markets may involve risks in addition to and greater than those generally associated with investing in developed countries. For instance, developing countries may have less developed legal and accounting systems than those in developed countries. The governments of these countries may be less stable and more likely to impose capital controls, nationalize a company or industry, place restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or impose punitive taxes that could adversely affect the prices of securities. In addition, the economies of these countries may be dependent on relatively few industries that are more susceptible to local and global changes. Securities markets in these countries can also be relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid, and may be more difficult to value, than securities issued in countries with more developed economies and/or markets. Less certainty with respect to security valuations may lead to additional challenges and risks in calculating the fund’s net asset value. Additionally, there may be increased settlement risks for transactions in local securities.

Investing in emerging markets — Investing in emerging markets may involve risks in addition to and greater than those generally associated with investing in the securities markets of developed countries. For instance, developing countries may have less developed legal and accounting systems than those in developed countries. The governments of these countries may be less stable and more likely to impose capital controls, nationalize a company or industry, place restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or impose punitive taxes that could adversely affect the prices of securities. In addition, the economies of these countries may be dependent on relatively few industries that are more susceptible to local and global changes. Securities markets in these countries can also be relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid, and may be more difficult to value, than securities issued in countries with more developed economies and/or markets. Less certainty with respect to security valuations may lead to additional challenges and risks in calculating a fund’s net asset value. Additionally, there may be increased settlement risks for transactions in local securities.

Investing in debt instruments — The prices of, and the income generated by, bonds and other debt securities held by a fund may be affected by changing interest rates and by changes in the effective maturities and credit ratings of these securities.

Rising interest rates will generally cause the prices of bonds and other debt securities to fall. Falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in a fund having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities.

Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Lower quality debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality debt securities. Credit risk is gauged, in part, by the credit ratings of the debt securities in which a fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The funds’ investment adviser relies on its own credit analysts to research issuers and issues in seeking to mitigate various credit and default risks.

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Investing in lower rated debt instruments — Lower rated bonds and other lower rated debt securities generally have higher rates of interest and involve greater risk of default or price declines due to changes in the issuer’s creditworthiness than those of higher quality debt securities. The market prices of these securities may fluctuate more than the prices of higher quality debt securities and may decline significantly in periods of general economic difficulty. These risks may be increased with respect to investments in junk bonds.

Investing in derivatives — The use of derivatives involves a variety of risks, which may be different from, or greater than, the risks associated with investing in traditional cash securities, such as stocks and bonds. Changes in the value of a derivative may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and a derivative instrument may expose a fund to losses in excess of its initial investment. Derivatives may be difficult for a fund to buy or sell at an opportune time or price and may be difficult to terminate or otherwise offset. A fund’s use of derivatives may result in losses to the fund, and investing in derivatives may reduce a fund’s returns and increase a fund’s price volatility. A fund’s counterparty to a derivative transaction (including, if applicable, the fund’s clearing broker, the derivatives exchange or the clearinghouse) may be unable or unwilling to honor its financial obligations in respect of the transaction.

Currency — The prices of, and the income generated by, most debt securities held by a fund may also be affected by changes in relative currency values. If the U.S. dollar appreciates against foreign currencies, the value in U.S. dollars of a fund’s securities denominated in such currencies would generally fall and vice versa. U.S. dollar-denominated securities of foreign issuers may also be affected by changes in relative currency values.

Investing in mortgage-related and other asset-backed securities — Mortgage-related securities, such as mortgage-backed securities, and other asset-backed securities, include debt obligations that represent interests in pools of mortgages or other income-bearing assets, such as consumer loans or receivables. Such securities often involve risks that are different from or more acute than the risks associated with investing in other types of debt securities. Mortgage-backed and other asset-backed securities are subject to changes in the payment patterns of borrowers of the underlying debt. When interest rates fall, borrowers are more likely to refinance or prepay their debt before its stated maturity. This may result in a fund having to reinvest the proceeds in lower yielding securities, effectively reducing a fund’s income. Conversely, if interest rates rise and borrowers repay their debt more slowly than expected, the time in which the mortgage-backed and other asset-backed securities are paid off could be extended, reducing a fund’s cash available for reinvestment in higher yielding securities.

Investing in future delivery contracts — A fund may enter into contracts, such as to-be-announced contracts and mortgage dollar rolls, that involve a fund selling mortgage-related securities and simultaneously contracting to repurchase similar securities for delivery at a future date at a predetermined price. This can increase a fund’s market exposure, and the market price of the securities that the fund contracts to repurchase could drop below their purchase price. While a fund can preserve and generate capital through the use of such contracts by, for example, realizing the difference between the sale price and the future purchase price, the income generated by the fund may be reduced by engaging in such transactions. In addition, these transactions may increase the turnover rate of a fund.

Investing in inflation linked bonds — The values of inflation linked bonds generally fluctuate in response to changes in real interest rates — i.e., rates of interest after factoring in inflation. A rise in real interest rates may cause the prices of inflation linked securities to fall, while a decline in real interest rates may cause the prices to increase. Inflation linked bonds may experience greater losses than other debt securities with similar durations when real interest rates rise faster than nominal interest rates. There can be no assurance that the value of an inflation linked security will be directly correlated to changes in interest rates; for example, if interest rates rise for reasons other than inflation, the increase may not be reflected in the security’s inflation measure.

Investing in inflation linked bonds may also reduce a fund’s distributable income during periods of extreme deflation. If prices for goods and services decline throughout the economy, the principal and income on inflation linked securities may decline and result in losses to a fund.

Investing in securities backed by the U.S. government — Securities backed by the U.S. Treasury or the full faith and credit of the U.S. government are guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market values for these securities will fluctuate with changes in interest rates. Securities issued by government-sponsored entities and federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government are neither issued nor guaranteed by the U.S. government.

Investing in repurchase agreements — Upon entering into a repurchase agreement, a fund purchases a security from a bank or broker-dealer, which simultaneously commits to repurchase the security within a specified time at the fund’s cost with interest. The security purchased by the fund constitutes collateral for the seller’s repurchase obligation. If the party agreeing to repurchase should default, the fund may seek to sell the security it holds as collateral. The fund may incur a loss if the value of the collateral securing the repurchase obligation falls below the repurchase price. The fund may also incur disposition costs and encounter procedural delays in connection with liquidating the collateral.

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Interest rate risk — The values and liquidity of the securities held by a fund may be affected by changing interest rates. For example, the values of these securities may decline when interest rates rise and increase when interest rates fall. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities. A fund may invest in variable and floating rate securities. Although the values of such securities are generally less sensitive to interest rate changes than those of other debt securities, the value of variable and floating rate securities may decline if their interest rates do not rise as quickly, or as much, as general interest rates. Conversely, floating rate securities will not generally increase in value if interest rates decline. During periods of extremely low short-term interest rates, a fund may not be able to maintain a positive yield and, given the current historically low interest rate environment, risks associated with rising rates are currently heightened.

Credit and liquidity support — Changes in the credit quality of banks and financial institutions providing credit and liquidity support features with respect to securities held by a fund could cause the values of these securities to decline.

Asset allocation — A fund’s percentage allocation to equity securities, debt securities and money market instruments could cause the fund to underperform relative to relevant benchmarks and other funds with similar investment objectives.

Nondiversification risk — As nondiversified funds, certain funds have the ability to invest a larger percentage of their assets in the securities of a smaller number of issuers than diversified funds. Although the funds do not intend to limit their investments to the securities of a small number of issuers, if they were to do so, poor performance by a single large holding could adversely impact the funds’ investment results more than if the funds were invested in a larger number of issuers.

Liquidity risk — Certain fund holdings may be deemed to be less liquid or illiquid because they cannot be readily sold without significantly impacting the value of the holdings. Liquidity risk may result from the lack of an active market for a holding, legal or contractual restrictions on resale, or the reduced number and capacity of market participants to make a market in such holding. Market prices for less liquid or illiquid holdings may be volatile, and reduced liquidity may have an adverse impact on the market price of such holdings. Additionally, the sale of less liquid or illiquid holdings may involve substantial delays (including delays in settlement) and additional costs and the fund may be unable to sell such holdings when necessary to meet its liquidity needs.

Management — The investment adviser to the funds actively manages the funds’ investments. Consequently, the funds are subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results. This could cause the funds to lose value or their investment results to lag relevant benchmarks or other funds with similar objectives.

Investing in the managed risk funds may involve additional risks including, but not limited to, those described below.

Fund structure — The managed risk funds invest in underlying funds and incur expenses related to those underlying funds. In addition, investors in the managed risk funds will incur fees to pay for certain expenses related to the operations of the managed risk funds. An investor holding the underlying fund directly would incur lower overall expenses but would not receive the benefit of the managed risk strategy.

Management — The managed risk funds are subject to the risk that the managed risk strategy or the methods employed by the subadviser in implementing the managed risk strategy may not produce the desired results. This could cause the managed risk funds to lose value or their investment results to lag relevant benchmarks or other funds with similar objectives.

Underlying fund risks — Because the managed risk funds’ investments consist of investments in underlying funds, the managed risk funds’ risks are directly related to the risks of the respective underlying fund in which each managed fund invests. For this reason, it is important to understand the risks associated with investing both in the managed risk fund and in each of the underlying funds.

Investing in futures contracts — In addition to the risks generally associated with investing in derivative instruments, futures contracts are subject to the creditworthiness of the clearing organizations, exchanges and futures commission merchants with which a fund transacts. Additionally, although futures require only a small initial investment in the form of a deposit of initial margin, the amount of a potential loss on a futures contract could greatly exceed the initial amount invested. While futures contracts are generally liquid instruments, under certain market conditions, futures may be deemed to be illiquid. For example, a fund may be temporarily prohibited from closing out its position in a futures contract if intraday price change limits or limits on trading volume imposed by the applicable futures exchange are triggered. If a fund is unable to close out a position on a futures contract, the fund would remain subject to the risk of adverse price movements until the fund is able to close out the futures position. The ability of a fund to successfully utilize futures contracts may depend in part upon the ability of the fund’s investment adviser or subadviser to accurately forecast interest rates and other economic factors and to assess and predict the impact of such economic factors on the futures in which the fund invests. If the investment adviser or subadviser incorrectly forecasts economic developments or incorrectly predicts the impact of such developments on the futures in which it invests, a fund could be exposed to the risk of loss.

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Hedging — There may be imperfect or even negative correlation between the prices of the futures contracts and the prices of the underlying securities. For example, futures contracts may not provide an effective hedge because changes in futures contract prices may not track those of the underlying securities or indexes they are intended to hedge. In addition, there are significant differences between the securities and futures markets that could result in an imperfect correlation between the markets, causing a given hedge not to achieve its objectives. The degree of imperfection of correlation depends on circumstances such as variations in speculative market demand for futures, including technical influences in futures trading, and differences between the financial instruments being hedged and the instruments underlying the standard contracts available for trading. A decision as to whether, when and how to hedge involves the exercise of skill and judgment, and even a well-conceived hedge may be unsuccessful to some degree because of market behavior or unexpected interest rate trends. In addition, the fund’s investment in exchange-traded futures and their resulting costs could limit the fund’s gains in rising markets relative to those of the underlying funds, or to those of unhedged funds in general.

Short positions — Losses from short positions in futures contracts occur when the underlying index increases in value. As the underlying index increases in value, the holder of the short position in the corresponding futures contract is required to pay the difference in value of the futures contract resulting from the increase in the index on a daily basis. Losses from a short position in an index futures contract could potentially be very large if the value of the underlying index rises dramatically in a short period of time.

5. Certain investment techniques

Index-linked bonds — Some of the funds have invested in index-linked bonds, which are fixed-income securities whose principal value is periodically adjusted to a government price index. Over the life of an index-linked bond, interest is paid on the adjusted principal value. Increases or decreases in the principal value of index-linked bonds are recorded as interest income in the fund’s statement of operations.

Mortgage dollar rolls — Some of the funds have entered into mortgage dollar roll transactions in which the fund sells a mortgage-backed security to a counterparty and simultaneously enters into an agreement with the same counterparty to buy back a similar security on a specific future date at a predetermined price. Mortgage dollar rolls are accounted for as purchase and sale transactions, which may increase the funds’ portfolio turnover rates.

Loan transactions — Some of the funds have entered into loan transactions in which the fund acquires a loan either through an agent, by assignment from another holder, or as a participation interest in another holder’s portion of a loan. The loan is often administered by a financial institution that acts as agent for the holders of the loan, and the fund may be required to receive approval from the agent and/or borrower prior to the sale of the investment. The loan’s interest rate and maturity date may change based on the terms of the loan, including potential early payments of principal.

Short-term securities — The managed risk funds hold shares of the Government Cash Management Fund, a cash management vehicle offered by the Bank of New York Mellon (“BNY Mellon”), the funds’ custodian bank. The Government Cash Management Fund is managed by the Dreyfus Corporation.

Futures contracts — Some of the funds have entered into futures contracts, which provide for the future sale by one party and purchase by another party of a specified amount of a specific financial instrument for a specified price, date, time and place designated at the time the contract is made. Futures contracts are used to strategically manage portfolio volatility and downside equity risk.

Upon entering into futures contracts, and to maintain the fund’s open positions in futures contracts, the fund is required to deposit with a futures broker, or FCM, in a segregated account in the name of the FCM an amount of cash, U.S. government securities, suitable money market instruments, or other liquid securities, known as “initial margin.” The margin required for a particular futures contract is set by the exchange on which the contract is traded to serve as collateral, and may be significantly modified from time to time by the exchange during the term of the contract. When initial margin is deposited with brokers, a receivable is recorded in the fund’s statement of assets and liabilities.

On a daily basis, each fund pays or receives variation margin based on the increase or decrease in the value of the futures contracts and records variation margin on futures contracts in each fund’s statement of assets and liabilities. In addition, each fund segregates liquid assets equivalent to the fund’s outstanding obligations under the contract in excess of the initial margin and variation margin, if any. Futures contracts may involve a risk of loss in excess of the variation margin shown on each fund’s statement of assets and liabilities.

150  American Funds Insurance Series

Each fund records realized gains or losses at the time the futures contract is closed or expires. Net realized gains or losses and net unrealized appreciation or depreciation from futures contracts are recorded in each fund’s statement of operations.

Forward currency contracts — Some of the funds have entered into forward currency contracts, which represent agreements to exchange currencies on specific future dates at predetermined rates. The series’ investment adviser uses forward currency contracts to manage the fund’s exposure to changes in exchange rates. Upon entering into these contracts, risks may arise from the potential inability of counterparties to meet the terms of their contracts and from possible movements in exchange rates.

On a daily basis, the series’ investment adviser values forward currency contracts based on the applicable exchange rates and records unrealized appreciation or depreciation for open forward currency contracts in each fund’s statement of assets and liabilities. Realized gains or losses are recorded at the time the forward contract is closed or offset by another contract with the same broker for the same settlement date and currency. Closed forward currency contracts that have not reached their settlement date are included in the respective receivables or payables for closed forward currency contracts in each fund’s statement of assets and liabilities. Net realized gains or losses from closed forward currency contracts and net unrealized appreciation or depreciation from open forward currency contracts are recorded in each fund’s statement of operations.

Interest rate swaps — Some of the funds have entered into interest rate swaps, which are agreements to exchange one stream of future interest payments for another based on a specified notional amount. Typically, interest rate swaps exchange a fixed interest rate for a payment that floats relative to a benchmark or vice versa. The series’ investment adviser uses interest rate swaps to manage the interest rate sensitivity of the fund by increasing or decreasing the duration of the fund or a portion of the fund’s portfolio. Risks may arise as a result of the series’ investment adviser incorrectly anticipating changes in interest rates, increased volatility, reduced liquidity and the potential inability of counterparties to meet the terms of their agreements.

Upon entering into an interest rate swap contract, the fund is required to deposit cash, U.S. government securities or other liquid securities, which is known as “initial margin.” Generally, the initial margin required for a particular interest rate swap is set and held as collateral by the clearinghouse on which the contract is cleared. The amount of initial margin required may be significantly modified from time to time by the clearinghouse during the term of the contract.

On a daily basis, the series’ investment adviser records daily interest accruals related to the exchange of future payments as a receivable and payable in each fund’s statement of assets and liabilities. Each fund also pays or receives a “variation margin” based on the increase or decrease in the value of the interest rate swaps, including accrued interest, and records variation margin on interest rate swaps in each fund’s statement of assets and liabilities. Each fund records realized gains and losses on both the net accrued interest and any gain or loss recognized at the time the interest rate swap is closed or expires. Net realized gains or losses, as well as any net unrealized appreciation or depreciation, from interest rate swaps are recorded in each fund’s statement of operations.

Credit default swap indices — Some of the funds have entered into centrally cleared credit default swap agreements on credit indices (“CDSI”) that involve one party (the protection buyer) making a stream of payments to another party (the protection seller) in exchange for the right to receive a specified return upon the occurrence of a credit event, such as a default or restructuring, with respect to any of the underlying issuers (reference obligations) in the referenced index. The series’ investment adviser uses credit default swaps to assume exposure to a diversified portfolio of credits or to hedge against existing credit risks.

CDSI are portfolios of credit instruments or exposures designed to be representative of some part of the credit market, such as the high-yield or investment-grade credit market. CDSI are generally traded using standardized terms, including a fixed spread and standard maturity dates, and reference all the names in the index. If there is a credit event, it is settled based on that name’s weight in the index. The composition of the underlying issuers or obligations within a particular index may change periodically, usually every six months. A specified credit event may affect all or individual underlying reference obligations included in the index, and will be settled based upon the relative weighting of the affected obligation(s) within the index. The value of each CDSI can be used as a measure of the current payment/performance risk of the CDSI and represents the likelihood of an expected liability or profit should the notional amount of the CDSI be closed or sold as of the period end. An increasing value, as compared to the notional amount of the CDSI, represents a deterioration of the referenced indices’ credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement. When a fund provides sell protection, its maximum exposure is the notional amount of the credit default swap agreement.

Upon entering into a centrally cleared CDSI contract, the fund is required to deposit with a derivatives clearing member (“DCM”) in a segregated account in the name of the DCM an amount of cash, U.S. government securities or other liquid securities, which is known as initial margin. Generally, the initial margin required for a particular credit default swap is set and held as collateral by the clearinghouse on which the contract is cleared. The amount of initial margin required may be significantly modified from time to time by the clearinghouse during the term of the contract. Securities deposited as initial margin are designated on the investment portfolio.

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On a daily basis, interest accruals related to the exchange of future payments are recorded as a receivable and payable in each fund’s statement of assets and liabilities. Each fund also pays or receives a variation margin based on the increase or decrease in the value of the centrally cleared swaps, and records variation margin in each fund’s statement of assets and liabilities. Each fund records realized gains and losses on both the net accrued interest and any gain or loss recognized at the time the swap is closed or expires. Net realized gains or losses, as well as any net unrealized appreciation or depreciation, from credit default swaps are recorded in each fund’s statement of operations.

The following table presents the average month-end notional amounts of futures contracts, forward currency contracts, interest rate swaps and credit default swaps while held for each fund (dollars in thousands):

				Interest	Credit
				rate	default
	Futures	Forwards		swaps	swaps
Global Growth Fund	Not applicable	$5,216		Not applicable	Not applicable
Global Small Capitalization Fund	Not applicable	92,699		Not applicable	Not applicable
International Fund	Not applicable	75,210		Not applicable	Not applicable
New World Fund	Not applicable	16,057		Not applicable	Not applicable
Global Growth and Income Fund	Not applicable	4,243	*	Not applicable	Not applicable
International Growth and Income Fund	Not applicable	14,332	*	Not applicable	Not applicable
Capital Income Builder Fund	Not applicable	382	*	Not applicable	Not applicable
Asset Allocation Fund	$258,722	Not applicable		$2,104,283	Not applicable
Global Balanced Fund	Not applicable	20,573		Not applicable	Not applicable
Bond Fund	1,981,823	500,381		2,184,779	$65,000
Global Bond Fund	139,311	655,462		508,390	Not applicable
High-Income Bond Fund	Not applicable	Not applicable		30,592	74,354
Mortgage Fund	252,976	Not applicable		1,144,902	Not applicable
U.S. Government/AAA-Rated Securities Fund	2,770,411	Not applicable		12,472,783	Not applicable
Managed Risk Growth Fund	13,000	Not applicable		Not applicable	Not applicable
Managed Risk International Fund	6,600	Not applicable		Not applicable	Not applicable
Managed Risk Blue Chip Income and Growth Fund	16,700	Not applicable		Not applicable	Not applicable
Managed Risk Growth-Income Fund	9,500	Not applicable		Not applicable	Not applicable
Managed Risk Asset Allocation Fund	203,300	Not applicable		Not applicable	Not applicable

*	No contracts were held at the end of the reporting period; amount represents the average month-end notional amount of contracts while they were held.

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The following tables present the financial statement impacts resulting from the funds’ use of futures contracts, forward currency contracts, interest rate swaps and/or credit default swaps as of, or for the year ended, December 31, 2017 (dollars in thousands):

			Global Growth Fund	Global Small Capitalization Fund	International Fund
Assets	Risk type	Location on statements of assets and liabilities
Futures contracts	Interest	Net unrealized appreciation*	$—	$—	$—
Futures contracts	Equity	Net unrealized appreciation*	—	—	—
Futures contracts	Currency	Net unrealized appreciation*	—	—	—
Forward currency	Currency	Unrealized appreciation on open forward currency contracts	15	89	—
Forward currency	Currency	Receivables for closed forward currency contracts	—	44	—
Swap contracts	Interest	Net unrealized appreciation*	—	—	—
Swap contracts	Credit	Net unrealized appreciation*	—	—	—

			$15	$133	$—

Liabilities	Risk type	Location on statements of assets and liabilities
Futures contracts	Interest	Net unrealized depreciation*	$—	$—	$—
Futures contracts	Equity	Net unrealized depreciation*	—	—	—
Futures contracts	Currency	Net unrealized depreciation*	—	—	—
Forward currency	Currency	Unrealized depreciation on open forward currency contracts	—	1,192	355
Forward currency	Currency	Payables for closed forward currency contracts	—	—	—
Swap contracts	Interest	Net unrealized depreciation*	—	—	—
Swap contracts	Credit	Net unrealized depreciation*	—	—	—

			$—	$1,192	$355

Net realized gain (loss)	Risk type	Location on statements of operations
Futures contracts	Interest	Net realized gain on futures contracts	$—	$—	$—
Futures contracts	Equity	Net realized gain on futures contracts	—	—	—
Futures contracts	Currency	Net realized gain on futures contracts	—	—	—
Forward currency	Currency	Net realized gain (loss) on forward currency contracts	241	(4,263)	(9,021)
Swap contracts	Interest	Net realized gain on swap contracts	—	—	—
Swap contracts	Credit	Net realized gain on swap contracts	—	—	—

			$241	$(4,263)	$(9,021)

Net unrealized (depreciation) appreciation	Risk type	Location on statements of operations
Futures contracts	Interest	Net unrealized appreciation on futures contracts	$—	$—	$—
Futures contracts	Equity	Net unrealized appreciation on futures contracts	—	—	—
Futures contracts	Currency	Net unrealized appreciation on futures contracts	—	—	—
Forward currency	Currency	Net unrealized (depreciation) appreciation on forward currency contracts	(344)	(2,489)	1,789
Swap contracts	Interest	Net unrealized appreciation on swap contracts	—	—	—
Swap contracts	Credit	Net unrealized appreciation on swap contracts	—	—	—

			$(344)	$(2,489)	$1,789

See end of tables for footnotes.

American Funds Insurance Series  153

			New World Fund	Global Growth and Income Fund	International Growth and Income Fund
Assets	Risk type	Location on statements of assets and liabilities
Futures contracts	Interest	Net unrealized appreciation*	$—	$—	$—
Futures contracts	Equity	Net unrealized appreciation*	—	—	—
Futures contracts	Currency	Net unrealized appreciation*	—	—	—
Forward currency	Currency	Unrealized appreciation on open forward currency contracts	69	—	—
Forward currency	Currency	Receivables for closed forward currency contracts	—	—	—
Swap contracts	Interest	Net unrealized appreciation*	—	—	—
Swap contracts	Credit	Net unrealized appreciation*	—	—	—

			$69	$—	$—

Liabilities	Risk type	Location on statements of assets and liabilities
Futures contracts	Interest	Net unrealized depreciation*	$—	$—	$—
Futures contracts	Equity	Net unrealized depreciation*	—	—	—
Futures contracts	Currency	Net unrealized depreciation*	—	—	—
Forward currency	Currency	Unrealized depreciation on open forward currency contracts	392	—	—
Forward currency	Currency	Payables for closed forward currency contracts	—	—	—
Swap contracts	Interest	Net unrealized depreciation*	—	—	—
Swap contracts	Credit	Net unrealized depreciation*	—	—	—

			$392	$—	$—

Net realized loss	Risk type	Location on statements of operations
Futures contracts	Interest	Net realized gain on futures contracts	$—	$—	$—
Futures contracts	Equity	Net realized gain on futures contracts	—	—	—
Futures contracts	Currency	Net realized gain on futures contracts	—	—	—
Forward currency	Currency	Net realized loss on forward currency contracts	(881)	(157)	(143)
Swap contracts	Interest	Net realized gain on swap contracts	—	—	—
Swap contracts	Credit	Net realized gain on swap contracts	—	—	—

			$(881)	$(157)	$(143)

Net unrealized (depreciation) appreciation	Risk type	Location on statements of operations
Futures contracts	Interest	Net unrealized appreciation on futures contracts	$—	$—	$—
Futures contracts	Equity	Net unrealized appreciation on futures contracts	—	—	—
Futures contracts	Currency	Net unrealized appreciation on futures contracts	—	—	—
Forward currency	Currency	Net unrealized (depreciation) appreciation on forward currency contracts	(333)	(147)	105
Swap contracts	Interest	Net unrealized appreciation on swap contracts	—	—	—
Swap contracts	Credit	Net unrealized appreciation on swap contracts	—	—	—

			$(333)	$(147)	$105

154  American Funds Insurance Series

			Capital Income Builder	Asset Allocation Fund	Global Balanced Fund
Assets	Risk type	Location on statements of assets and liabilities
Futures contracts	Interest	Net unrealized appreciation*	$—	$73	$—
Futures contracts	Equity	Net unrealized appreciation*	—	—	—
Futures contracts	Currency	Net unrealized appreciation*	—	—	—
Forward currency	Currency	Unrealized appreciation on open forward currency contracts	—	—	144
Forward currency	Currency	Receivables for closed forward currency contracts	—	—	11
Swap contracts	Interest	Net unrealized appreciation*	—	658	—
Swap contracts	Credit	Net unrealized appreciation*	—	—	—

			$—	$731	$155

Liabilities	Risk type	Location on statements of assets and liabilities
Futures contracts	Interest	Net unrealized depreciation*	$—	$826	$—
Futures contracts	Equity	Net unrealized depreciation*	—	—	—
Futures contracts	Currency	Net unrealized depreciation*	—	—	—
Forward currency	Currency	Unrealized depreciation on open forward currency contracts	—	—	269
Forward currency	Currency	Payables for closed forward currency contracts	—	—	2
Swap contracts	Interest	Net unrealized depreciation*	—	6,906	—
Swap contracts	Credit	Net unrealized depreciation*	—	—	—

			$—	$7,732	$271

Net realized gain (loss)	Risk type	Location on statements of operations
Futures contracts	Interest	Net realized gain on futures contracts	$—	$376	$—
Futures contracts	Equity	Net realized gain on futures contracts	—	—	—
Futures contracts	Currency	Net realized gain on futures contracts	—	—	—
Forward currency	Currency	Net realized loss on forward currency contracts	(16)	—	(136)
Swap contracts	Interest	Net realized gain on swap contracts	—	3,089	—
Swap contracts	Credit	Net realized gain on swap contracts	—	—	—

			$(16)	$3,465	$(136)

Net unrealized (depreciation) appreciation	Risk type	Location on statements of operations
Futures contracts	Interest	Net unrealized depreciation on futures contracts	$—	$(995)	$—
Futures contracts	Equity	Net unrealized appreciation on futures contracts	—	—	—
Futures contracts	Currency	Net unrealized appreciation on futures contracts	—	—	—
Forward currency	Currency	Net unrealized appreciation (depreciation) on forward currency contracts	5	—	(227)
Swap contracts	Interest	Net unrealized depreciation on swap contracts	—	(2,619)	—
Swap contracts	Credit	Net unrealized appreciation on swap contracts	—	—	—

			$5	$(3,614)	$(227)

See end of tables for footnotes.

American Funds Insurance Series  155

			Bond Fund	Global Bond Fund	High- Income Bond Fund
Assets	Risk type	Location on statements of assets and liabilities
Futures contracts	Interest	Net unrealized appreciation*	$25	$195	$—
Futures contracts	Equity	Net unrealized appreciation*	—	—	—
Futures contracts	Currency	Net unrealized appreciation*	—	—	—
Forward currency	Currency	Unrealized appreciation on open forward currency contracts	10,220	4,906	—
Forward currency	Currency	Receivables for closed forward currency contracts	—	253	—
Swap contracts	Interest	Net unrealized appreciation*	18,448	1,034	512
Swap contracts	Credit	Net unrealized appreciation*	—	—	—

			$28,693	$6,388	$512

Liabilities	Risk type	Location on statements of assets and liabilities
Futures contracts	Interest	Net unrealized depreciation*	$4,181	$554	$—
Futures contracts	Equity	Net unrealized depreciation*	—	—	—
Futures contracts	Currency	Net unrealized depreciation*	—	—	—
Forward currency	Currency	Unrealized depreciation on open forward currency contracts	2,678	4,246	—
Forward currency	Currency	Payables for closed forward currency contracts	—	899	—
Swap contracts	Interest	Net unrealized depreciation*	10,736	2,513	90
Swap contracts	Credit	Net unrealized depreciation*	184	—	419

			$17,779	$8,212	$509

Net realized gain (loss)	Risk type	Location on statements of operations
Futures contracts	Interest	Net realized gain on futures contracts	$17,742	$349	$—
Futures contracts	Equity	Net realized gain on futures contracts	—	—	—
Futures contracts	Currency	Net realized gain on futures contracts	—	—	—
Forward currency	Currency	Net realized loss on forward currency contracts	(46,710)	(18,259)	—
Swap contracts	Interest	Net realized gain (loss) on swap contracts	30,366	(5,432)	(349)
Swap contracts	Credit	Net realized loss on swap contracts	(29,739)	—	(2,266)

			$(28,341)	$(23,342)	$(2,615)

Net unrealized (depreciation) appreciation	Risk type	Location on statements of operations
Futures contracts	Interest	Net unrealized (depreciation) on futures contracts	$(3,048)	$(359)	$—
Futures contracts	Equity	Net unrealized appreciation on futures contracts	—	—	—
Futures contracts	Currency	Net unrealized appreciation on futures contracts	—	—	—
Forward currency	Currency	Net unrealized appreciation on forward currency contracts	5,615	6,025	—
Swap contracts	Interest	Net unrealized depreciation on swap contracts	(749)	(2,601)	(5)
Swap contracts	Credit	Net unrealized depreciation on swap contracts	(184)	—	(1,063)

			$1,634	$3,065	$(1,068)

156  American Funds Insurance Series

			Mortgage Fund	U.S. Government/AAA- Rated Securities Fund	Managed Risk Growth Fund
Assets	Risk type	Location on statements of assets and liabilities
Futures contracts	Interest	Net unrealized appreciation*	$21	$743	$—
Futures contracts	Equity	Net unrealized appreciation*	—	—	—
Futures contracts	Currency	Net unrealized appreciation*	—	—	—
Forward currency	Currency	Unrealized appreciation on open forward currency contracts	—	—	—
Forward currency	Currency	Receivables for closed forward currency contracts	—	—	—
Swap contracts	Interest	Net unrealized appreciation*	1,539	18,217	—
Swap contracts	Credit	Net unrealized appreciation*	—	—	—

			$1,560	$18,960	$—

Liabilities	Risk type	Location on statements of assets and liabilities
Futures contracts	Interest	Net unrealized depreciation*	$653	$8,188	$38
Futures contracts	Equity	Net unrealized depreciation*	—	—	—
Futures contracts	Currency	Net unrealized depreciation*	—	—	—
Forward currency	Currency	Unrealized depreciation on open forward currency contracts	—	—	—
Forward currency	Currency	Payables for closed forward currency contracts	—	—	—
Swap contracts	Interest	Net unrealized depreciation*	2,325	26,645	—
Swap contracts	Credit	Net unrealized depreciation*	—	—	—

			$2,978	$34,833	$38

Net realized gain (loss)	Risk type	Location on statements of operations
Futures contracts	Interest	Net realized gain (loss) on futures contracts	$587	$(2,897)	$—
Futures contracts	Equity	Net realized gain on futures contracts	—	—	—
Futures contracts	Currency	Net realized loss on futures contracts	—	—	—
Forward currency	Currency	Net realized gain on forward currency contracts	—	—	—
Swap contracts	Interest	Net realized gain on swap contracts	281	16,684	—
Swap contracts	Credit	Net realized gain on swap contracts	—	—	—

			$868	$13,787	$—

Net unrealized depreciation	Risk type	Location on statements of operations
Futures contracts	Interest	Net unrealized depreciation on futures contracts	$(315)	$(1,030)	$(38)
Futures contracts	Equity	Net unrealized depreciation on futures contracts	—	—	—
Futures contracts	Currency	Net unrealized appreciation on futures contracts	—	—	—
Forward currency	Currency	Net unrealized appreciation on forward currency contracts	—	—	—
Swap contracts	Interest	Net unrealized depreciation on swap contracts	(1,442)	(18,456)	—
Swap contracts	Credit	Net unrealized appreciation on swap contracts	—	—	—

			$(1,757)	$(19,486)	$(38)

See end of tables for footnotes.

American Funds Insurance Series  157

			Managed Risk International Fund	Managed Risk Blue Chip Income and Growth Fund		Managed Risk Growth- Income Fund
Assets	Risk type	Location on statements of assets and liabilities
Futures contracts	Interest	Net unrealized appreciation*	$—	$—		$—
Futures contracts	Equity	Net unrealized appreciation*	—	—		—
Futures contracts	Currency	Net unrealized appreciation*	—	—		—
Forward currency	Currency	Unrealized appreciation on open forward currency contracts	—	—		—
Forward currency	Currency	Receivables for closed forward currency contracts	—	—		—
Swap contracts	Interest	Net unrealized appreciation*	—	—		—
Swap contracts	Credit	Net unrealized appreciation*	—	—		—

			$—	$—		$—

Liabilities	Risk type	Location on statements of assets and liabilities
Futures contracts	Interest	Net unrealized depreciation*	$19	$49		$28
Futures contracts	Equity	Net unrealized depreciation*	—	—		—
Futures contracts	Currency	Net unrealized depreciation*	—	—		—
Forward currency	Currency	Unrealized depreciation on open forward currency contracts	—	—		—
Forward currency	Currency	Payables for closed forward currency contracts	—	—		—
Swap contracts	Interest	Net unrealized depreciation*	—	—		—
Swap contracts	Credit	Net unrealized depreciation*	—	—		—

			$19	$49		$28

Net realized loss	Risk type	Location on statements of operations
Futures contracts	Interest	Net realized loss on futures contracts	$(506)	$—	†	$—	†
Futures contracts	Equity	Net realized gain on futures contracts	—	—		—
Futures contracts	Currency	Net realized gain on futures contracts	—	—		—
Forward currency	Currency	Net realized gain on forward currency contracts	—	—		—
Swap contracts	Interest	Net realized gain on swap contracts	—	—		—
Swap contracts	Credit	Net realized gain on swap contracts	—	—		—

			$(506)	$—	†	$—	†

Net unrealized depreciation	Risk type	Location on statements of operations
Futures contracts	Interest	Net unrealized depreciation on futures contracts	$(1)	$(49)		$(28)
Futures contracts	Equity	Net unrealized appreciation on futures contracts	—	—		—
Futures contracts	Currency	Net unrealized appreciation (depreciation) on futures contracts	—	—		—
Forward currency	Currency	Net unrealized appreciation on forward currency contracts	—	—		—
Swap contracts	Interest	Net unrealized appreciation on swap contracts	—	—		—
Swap contracts	Credit	Net unrealized appreciation on swap contracts	—	—		—

			$(1)	$(49)		$(28)

158    American Funds Insurance Series

Managed Risk Asset Allocation Fund
Assets	Risk type	Location on statements of assets and liabilities
Futures contracts	Interest	Net unrealized appreciation*	$—
Futures contracts	Equity	Net unrealized appreciation*	—
Futures contracts	Currency	Net unrealized appreciation*	—
Forward currency	Currency	Unrealized appreciation on open forward currency contracts	—
Forward currency	Currency	Receivables for closed forward currency contracts	—
Swap contracts	Interest	Net unrealized appreciation*	—
Swap contracts	Credit	Net unrealized appreciation*	—

$—

Liabilities	Risk type	Location on statements of assets and liabilities
Futures contracts	Interest	Net unrealized depreciation*	$592
Futures contracts	Equity	Net unrealized depreciation*	—
Futures contracts	Currency	Net unrealized depreciation*	—
Forward currency	Currency	Unrealized depreciation on open forward currency contracts	—
Forward currency	Currency	Payables for closed forward currency contracts	—
Swap contracts	Interest	Net unrealized depreciation*	—
Swap contracts	Credit	Net unrealized depreciation*	—

$592

Net realized gain	Risk type	Location on statements of operations
Futures contracts	Interest	Net realized gain on futures contracts	$—
Futures contracts	Equity	Net realized gain on futures contracts	—
Futures contracts	Currency	Net realized loss on futures contracts	—
Forward currency	Currency	Net realized gain on forward currency contracts	—
Swap contracts	Interest	Net realized gain on swap contracts	—
Swap contracts	Credit	Net realized gain on swap contracts	—

$—

Net unrealized depreciation	Risk type	Location on statements of operations
Futures contracts	Interest	Net unrealized depreciation on futures contracts	$(592)
Futures contracts	Equity	Net unrealized appreciation on futures contracts	—
Futures contracts	Currency	Net unrealized depreciation on futures contracts	—
Forward currency	Currency	Net unrealized appreciation on forward currency contracts	—
Swap contracts	Interest	Net unrealized appreciation on swap contracts	—
Swap contracts	Credit	Net unrealized appreciation on swap contracts	—

$(592)

*	Includes cumulative appreciation/depreciation on futures contracts, interest rate swaps and/or credit default swaps as reported in the applicable table(s) following each fund’s investment portfolio. Only current day’s variation margin is reported within the statements of assets and liabilities.
†	Amount less than one thousand.

American Funds Insurance Series  159

Collateral — Funds that invest in futures contracts, forward currency contracts, interest rate swaps, credit default swaps and/or future delivery contracts participate in a collateral program. For futures contracts, interest rate swaps and credit default swaps, the program calls for the fund to pledge highly liquid assets, such as cash or U.S. Treasury bills, as collateral for initial and variation margin by contract. For forward currency contracts, the program calls for the fund to either receive or pledge collateral based on the net gain or loss on unsettled forward currency contracts by counterparty. For future delivery contracts, the program calls for the fund to either receive or pledge collateral based on the net gain or loss on unsettled contracts by certain counterparties. The purpose of the collateral is to cover potential losses that could occur in the event that either party cannot meet its contractual obligations.

Rights of offset — Funds that hold forward currency contracts have enforceable master netting agreements with certain counterparties, where amounts payable by each party to the other in the same currency (with the same settlement date and with the same counter-party) are settled net of each party’s payment obligation. If an early termination date occurs under these agreements following an event of default or termination event, all obligations of each party to its counterparty are settled net through a single payment in a single currency (“close-out netting“). For financial reporting purposes, the funds do not offset financial assets and financial liabilities that are subject to these master netting arrangements in the statements of assets and liabilities.

The following tables present each fund’s forward currency contracts by counterparty that are subject to master netting agreements but that are not offset in the funds’ statements of assets and liabilities. The net amount column shows the impact of offsetting on the funds’ statement of assets and liabilities as of December 31, 2017, if close-out netting was exercised (dollars in thousands):

Global Growth Fund

		Gross amounts not offset in the statement of assets and liabilities and subject to a master netting agreement
Counterparty	Gross amounts recognized in the statement of assets and liabilities	Available to offset	Non-cash collateral*	Cash collateral	Net amount
Assets:
Bank of America, N.A.	$15	$—	$—	$—	$15

Global Small Capitalization Fund

		Gross amounts not offset in the statement of assets and liabilities and subject to a master netting agreement
Counterparty	Gross amounts recognized in the statement of assets and liabilities	Available to offset	Non-cash collateral*	Cash collateral	Net amount
Assets:
JPMorgan Chase	$89	$—	$—	$—	$89
UBS AG	44	—	—	—	44

Total	$133	$—	$—	$—	$133

Liabilities:
Citibank	$314	$—	$(152)	$—	$162
HSBC Bank	878	—	(521)	—	357

Total	$1,192	$—	$(673)	$—	$519

International Fund

		Gross amounts not offset in the statement of assets and liabilities and subject to a master netting agreement
Counterparty	Gross amounts recognized in the statement of assets and liabilities	Available to offset	Non-cash collateral*	Cash collateral	Net amount
Liabilities:
Bank of America, N.A.	$355	$—	$(228)	$—	$127

160  American Funds Insurance Series

New World Fund

		Gross amounts not offset in the statement of assets and liabilities and subject to a master netting agreement
Counterparty	Gross amounts recognized in the statement of assets and liabilities	Available to offset	Non-cash collateral*	Cash collateral	Net amount
Assets:
Bank of America, N.A.	$8	$(8)	$—	$—	$—
JPMorgan Chase	60	(55)	—	—	5
UBS AG	1	—	—	—	1

Total	$69	$(63)	$—	$—	$6

Liabilities:
Bank of America, N.A.	$57	$(8)	$—	$—	$49
Barclays Bank PLC	97	—	—	—	97
Citibank	59	—	—	—	59
Goldman Sachs	115	—	—	—	115
HSBC Bank	9	—	—	—	9
JPMorgan Chase	55	(55)	—	—	—

Total	$392	$(63)	$—	$—	$329

Global Balanced Fund

		Gross amounts not offset in the statement of assets and liabilities and subject to a master netting agreement
Counterparty	Gross amounts recognized in the statement of assets and liabilities	Available to offset	Non-cash collateral*	Cash collateral	Net amount
Assets:
Bank of America, N.A.	$30	$(30)	$—	$—	$—
Bank of New York Mellon	1	—	—	—	1
Barclays Bank PLC	7	(7)	—	—	—
Citibank	40	(40)	—	—	—
Goldman Sachs	15	(15)	—	—	—
HSBC Bank	2	(2)	—	—	—
JPMorgan Chase	46	(46)	—	—	—
UBS AG	14	(14)	—	—	—

Total	$155	$(154)	$—	$—	$1

Liabilities:
Bank of America, N.A.	$52	$(30)	$—	$—	$22
Barclays Bank PLC	59	(7)	—	—	52
Citibank	54	(40)	—	—	14
Goldman Sachs	15	(15)	—	—	—
HSBC Bank	10	(2)	—	—	8
JPMorgan Chase	52	(46)	—	—	6
UBS AG	29	(14)	—	—	15

Total	$271	$(154)	$—	$—	$117

See end of tables for footnote.

American Funds Insurance Series  161

Bond Fund

		Gross amounts not offset in the statement of assets and liabilities and subject to a master netting agreement
Counterparty	Gross amounts recognized in the statement of assets and liabilities	Available to offset	Non-cash collateral*	Cash collateral	Net amount
Assets:
Bank of America, N.A.	$3,012	$—	$(2,182)	$(830)	$—
Citibank	374	(374)	—	—	—
JPMorgan Chase	6,372	(1,426)	(4,946)	—	—
UBS AG	462	—	(382)	—	80

Total	$10,220	$(1,800)	$(7,510)	$(830)	$80

Liabilities:
Citibank	$1,131	$(374)	$(280)	$—	$477
HSBC Bank	121	—	—	—	121
JPMorgan Chase	1,426	(1,426)	—	—	—

Total	$2,678	$(1,800)	$(280)	$—	$598

Global Bond Fund

		Gross amounts not offset in the statement of assets and liabilities and subject to a master netting agreement
Counterparty	Gross amounts recognized in the statement of assets and liabilities	Available to offset	Non-cash collateral*	Cash collateral	Net amount
Assets:
Bank of America, N.A.	$321	$(321)	$—	$—	$—
Barclays Bank PLC	335	(219)	—	—	116
Citibank	2,208	(1,250)	—	(958)	—
Goldman Sachs	275	(275)	—	—	—
HSBC Bank	143	(143)	—	—	—
JPMorgan Chase	1,212	(1,130)	—	—	82
UBS AG	665	(665)	—	—	—

Total	$5,159	$(4,003)	$—	$(958)	$198

Liabilities:
Bank of America, N.A.	$789	$(321)	$(468)	$—	$—
Barclays Bank PLC	219	(219)	—	—	—
Citibank	1,250	(1,250)	—	—	—
Goldman Sachs	569	(275)	(260)	—	34
HSBC Bank	408	(143)	(250)	—	15
JPMorgan Chase	1,130	(1,130)	—	—	—
UBS AG	780	(665)	(115)	—	—

Total	$5,145	$(4,003)	$(1,093)	$—	$49

*	Non-cash collateral is shown on a settlement basis.

6. Taxation and distributions

Federal income taxation — Each fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and each intends to distribute substantially all of its net taxable income and net capital gains each year. The funds are not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.

As of and during the period ended December 31, 2017, none of the funds had a liability for any unrecognized tax benefits. Each fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statements of operations. During the period, none of the funds incurred any significant interest or penalties.

Each fund’s tax returns are not subject to examination by federal, state and, if applicable, non-U.S. tax authorities after the expiration of each jurisdiction’s statute of limitations, which is generally three years after the date of filing but can be extended in certain jurisdictions.

162  American Funds Insurance Series

Non-U.S. taxation — Dividend and interest income, if any, are recorded net of non-U.S. taxes paid. The funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. As a result of rulings from European courts, the funds filed for additional reclaims related to prior years. These reclaims are recorded when the amount is known and there are no significant uncertainties on collectability. Gains realized by the funds on the sale of securities in certain countries, if any, may be subject to non-U.S. taxes. If applicable, the funds record an estimated deferred tax liability based on unrealized gains to provide for potential non-U.S. taxes payable upon the sale of these securities.

Distributions — Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to different treatment for items such as currency gains and losses; short-term capital gains and losses; capital losses related to sales of certain securities within 30 days of purchase; unrealized appreciation of certain investments in securities outside the U.S.; deferred expenses; cost of investments sold; paydowns on fixed-income securities; net capital losses; non-U.S. taxes on capital gains and income on certain investments. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the funds for financial reporting purposes. The funds may also designate a portion of the amount paid to redeeming shareholders as a distribution for tax purposes.

Additional tax basis disclosures for each fund as of December 31, 2017, were as follows (dollars in thousands):

	Global Growth Fund	Global Small Capitalization Fund	Growth Fund	International Fund	New World Fund	Blue Chip Income and Growth Fund
Undistributed ordinary income	$31,444	$44,103	$112,122	$158,459	$8,129	$233,361
Undistributed long-term capital gain	402,492	147,040	2,434,009	324,550	93,323	502,967

Capital loss carryforward utilized	—	55,253	—	—	123,342	—

Gross unrealized appreciation on investments	2,228,168	1,203,855	9,792,218	2,530,645	890,201	2,526,460
Gross unrealized depreciation on investments	(44,698)	(195,609)	(457,553)	(338,548)	(52,274)	(211,893)
Net unrealized appreciation (depreciation) on investments	2,183,470	1,008,246	9,334,665	2,192,097	837,927	2,314,567

Cost of investments	4,069,054	3,305,903	15,704,597	7,563,161	2,709,901	7,062,201

Reclassification to (from) undistributed/distributions in excess of net investment income from (to) undistributed net realized gain/accumulated net realized loss	5,191	1,827	(576)	(7,896)	20,408	(21)
Reclassification to (from) undistributed/distributions in excess of net investment income from (to) capital paid in on shares of beneficial interest	—	—	—	—	1	—

American Funds Insurance Series  163

	Global Growth and Income Fund	Growth- Income Fund	International Growth and Income Fund	Capital Income Builder	Asset Allocation Fund	Global Balanced Fund
Undistributed ordinary income	$30,483	$199,924	$4,856	$2,111	$180,609	$—
Late year ordinary loss deferral*	—	—	—	—	—	(316)
Undistributed long-term capital gain	127,553	2,005,758	—	1,388	1,027,497	—
Post-October capital loss deferral*	—	—	—	—	—	(158)
Capital loss carryforward†	—	—	(4,708)	—	—	—

Capital loss carryforward utilized	—	—	7,616	6,972	—	—

Gross unrealized appreciation on investments	537,511	9,497,980	226,556	44,448	5,969,515	63,652
Gross unrealized depreciation on investments	(24,059)	(759,857)	(34,284)	(14,396)	(591,767)	(4,747)
Net unrealized appreciation (depreciation) on investments	513,452	8,738,123	192,272	30,052	5,377,748	58,905

Cost of investments	1,592,874	21,971,750	1,268,241	569,142	20,774,632	297,217

Reclassification to (from) undistributed/distributions in excess of net investment income from (to) undistributed net realized gain/accumulated net realized loss	(1,269)	(1,550)	341	611	7,014	(702)
Reclassification to (from) undistributed/distributions in excess of net investment income from (to) capital paid in on shares of beneficial interest	—	—	—	1	—	—

	Bond Fund	Global Bond Fund	High-Income Bond Fund	Mortgage Fund	Ultra-Short Bond Fund	U.S. Government/ AAA-Rated Securities Fund
Undistributed ordinary income	$43,324	$5,555	$14,711	$1,055	$481	$9,342
Undistributed long-term capital gain	14,531	6,778	—	—	—	—
Capital loss carryforward†	—	—	(146,596)	(490)	—	(1,300)

Capital loss carryforward utilized	—	—	23,967	—	—	4,995
Capital loss carryforward expired	—	—	45,026	—	—	—

Gross unrealized appreciation on investments	162,798	81,621	32,856	4,807	4	47,238
Gross unrealized depreciation on investments	(107,507)	(47,515)	(54,535)	(4,665)	(45)	(58,565)
Net unrealized appreciation (depreciation) on investments	55,291	34,106	(21,679)	142	(41)	(11,327)

Cost of investments	12,692,366	2,457,189	1,454,834	414,829	305,768	3,334,169

Reclassification to (from) undistributed/distributions in excess of net investment income from (to) undistributed net realized gain/accumulated net realized loss	(30,841)	(34,052)	(2,497)	585	—	(481)
Reclassification to (from) undistributed/distributions in excess of net investment income from (to) capital paid in on shares of beneficial interest	—	—	—	2	—	—
Reclassification to (from) capital paid in on shares of beneficial interest from (to) accumulated net realized loss/distribution in excess of net realized gain	—	—	(45,026)	—	9	—

164  American Funds Insurance Series

	Managed Risk Growth Fund	Managed Risk International Fund	Managed Risk Blue Chip Income and Growth Fund	Managed Risk Growth- Income Fund	Managed Risk Asset Allocation Fund
Undistributed ordinary income	$1,399	$1,323	$5,669	$2,167	$53,091
Undistributed long-term capital gain	20,518	732	12,104	9,926	174,185

Gross unrealized appreciation on investments	29,694	19,293	31,349	14,187	339,240
Gross unrealized depreciation on investments	(9,040)	(7,137)	(3,121)	(5,803)	(648)
Net unrealized appreciation (depreciation) on investments	20,654	12,156	28,228	8,384	338,592

Cost of investments	267,404	136,312	338,850	200,658	4,118,068

Reclassification to (from) undistributed/distributions in excess of net investment income from (to) undistributed net realized gain/accumulated net realized loss	545	49	1,507	141	2,446

*	These deferrals are considered incurred in the subsequent year.
†	Capital loss carryforwards will be used to offset any capital gains realized by the funds in future years. Funds with capital loss carryforwards will not make distributions from capital gains while a capital loss carryforwards remains.

Distributions paid by each fund were characterized for tax purposes as follows (dollars in thousands):

Global Growth Fund

	Year ended December 31, 2017			Year ended December 31, 2016
Share class	Ordinary income	Long-term capital gains	Total dividends and distributions paid	Ordinary income	Long-term capital gains	Total dividends and distributions paid
Class 1	$16,830	$55,298	$72,128	$24,109	$126,735	$150,844
Class 1A*	15	16	31
Class 2	24,835	114,893	139,728	44,725	291,772	336,497
Class 4	1,062	3,889	4,951	945	7,147	8,092

Total	$42,742	$174,096	$216,838	$69,779	$425,654	$495,433

Global Small Capitalization Fund

	Year ended December 31, 2017			Year ended December 31, 2016
Share class	Ordinary income	Long-term capital gains	Total dividends paid	Ordinary income	Long-term capital gains	Total dividends and distributions paid
Class 1	$10,151	$—	$10,151	$11,807	$273,687	$285,494
Class 1A*	1	—	1
Class 2	10,597	—	10,597	12,193	433,806	445,999
Class 4	270	—	270	142	6,715	6,857

Total	$21,019	$—	$21,019	$24,142	$714,208	$738,350

See end of tables for footnotes.

American Funds Insurance Series  165

Growth Fund

	Year ended December 31, 2017			Year ended December 31, 2016
Share class	Ordinary income	Long-term capital gains	Total dividends and distributions paid	Ordinary income	Long-term capital gains	Total dividends and distributions paid
Class 1	$75,247	$713,987	$789,234	$68,458	$603,135	$671,593
Class 1A*	15	63	78
Class 2	110,909	1,409,266	1,520,175	105,243	1,244,603	1,349,846
Class 3	1,601	18,484	20,085	1,482	16,336	17,818
Class 4	4,893	53,128	58,021	2,484	36,779	39,263

Total	$192,665	$2,194,928	$2,387,593	$177,667	$1,900,853	$2,078,520

International Fund

	Year ended December 31, 2017			Year ended December 31, 2016
Share class	Ordinary income	Long-term capital gains	Total dividends and distributions paid	Ordinary income	Long-term capital gains	Total dividends and distributions paid
Class 1	$70,384	$49,783	$120,167	$59,237	$296,124	$355,361
Class 1A*	17	3	20
Class 2	53,513	46,642	100,155	51,666	334,251	385,917
Class 3	396	331	727	389	2,445	2,834
Class 4	3,025	1,066	4,091	794	4,665	5,459

Total	$127,335	$97,825	$225,160	$112,086	$637,485	$749,571

New World Fund

	Year ended December 31, 2017			Year ended December 31, 2016
Share class	Ordinary income	Long-term capital gains	Total dividends paid	Ordinary income	Long-term capital gains	Total dividends paid
Class 1	$21,960	$—	$21,960	$17,725	$—	$17,725
Class 1A*	6	—	6
Class 2	9,149	—	9,149	7,100	—	7,100
Class 4	3,016	—	3,016	1,465	—	1,465

Total	$34,131	$—	$34,131	$26,290	$—	$26,290

Blue Chip Income and Growth Fund

	Year ended December 31, 2017			Year ended December 31, 2016
Share class	Ordinary income	Long-term capital gains	Total dividends and distributions paid	Ordinary income	Long-term capital gains	Total dividends and distributions paid
Class 1	$140,306	$170,748	$311,054	$137,434	$292,079	$429,513
Class 1A*	12	5	17
Class 2	82,680	113,013	195,693	92,301	236,696	328,997
Class 4	4,917	5,605	10,522	2,759	4,934	7,693

Total	$227,915	$289,371	$517,286	$232,494	$533,709	$766,203

166  American Funds Insurance Series

Global Growth and Income Fund

	Year ended December 31, 2017				Year ended December 31, 2016
Share class	Ordinary income	Long-term capital gains		Total dividends and distributions paid	Ordinary income	Long-term capital gains	Total dividends paid
Class 1	$10,516	$7,109		$17,625	$11,131	$—	$11,131
Class 1A*	2	—	*	2
Class 2	30,799	26,178		56,977	25,283	—	25,283
Class 4	1,478	405		1,883	257	—	257

Total	$42,795	$33,692		$76,487	$36,671	$—	$36,671

Growth-Income Fund

	Year ended December 31, 2017			Year ended December 31, 2016
Share class	Ordinary income	Long-term capital gains	Total dividends and distributions paid	Ordinary income	Long-term capital gains	Total dividends and distributions paid
Class 1	$250,221	$884,958	$1,135,179	$263,296	$1,172,060	$1,435,356
Class 1A*	24	16	40
Class 2	195,450	853,292	1,048,742	250,881	1,329,722	1,580,603
Class 3	2,421	10,140	12,561	3,141	16,262	19,403
Class 4	9,973	36,513	46,486	8,305	45,834	54,139

Total	$458,089	$1,784,919	$2,243,008	$525,623	$2,563,878	$3,089,501

International Growth and Income Fund

	Year ended December 31, 2017			Year ended December 31, 2016
Share class	Ordinary income	Long-term capital gains	Total dividends paid	Ordinary income	Long-term capital gains	Total dividends and distributions paid
Class 1	$25,860	$—	$25,860	$23,268	$3,458	$26,726
Class 1A*	14	—	14
Class 2	5,714	—	5,714	6,231	1,080	7,311
Class 4	1,184	—	1,184	895	149	1,044

Total	$32,772	$—	$32,772	$30,394	$4,687	$35,081

Capital Income Builder

	Year ended December 31, 2017			Year ended December 31, 2016
Share class	Ordinary income	Long-term capital gains	Total dividends paid	Ordinary income	Long-term capital gains	Total dividends and distributions paid
Class 1	$6,303	$—	$6,303	$4,372	$—	$4,372
Class 1A*	8	—	8
Class 2	23	—	23	2	—	2
Class 4	7,676	—	7,676	6,657	—	6,657

Total	$14,010	$—	$14,010	$11,031	$—	$11,031

See end of tables for footnotes.

American Funds Insurance Series  167

Asset Allocation Fund

	Year ended December 31, 2017			Year ended December 31, 2016
Share class	Ordinary income	Long-term capital gains	Total dividends and distributions paid	Ordinary income	Long-term capital gains	Total dividends and distributions paid
Class 1	$287,347	$666,425	$953,772	$229,739	$280,306	$510,045
Class 1A*	50	70	120
Class 2	84,847	241,077	325,924	81,019	120,303	201,322
Class 3	601	1,646	2,247	580	860	1,440
Class 4	47,458	145,207	192,665	38,591	61,673	100,264

Total	$420,303	$1,054,425	$1,474,728	$349,929	$463,142	$813,071

Global Balanced Fund

	Year ended December 31, 2017			Year ended December 31, 2016
Share class	Ordinary income	Long-term capital gains	Total dividends and distributions paid	Ordinary income	Long-term capital gains	Total dividends paid
Class 1	$1,298	$2,309	$3,607	$939	$—	$939
Class 1A*	3	5	8
Class 2	2,516	5,414	7,930	2,225	—	2,225
Class 4	582	1,195	1,777	121	—	121

Total	$4,399	$8,923	$13,322	$3,285	$—	$3,285

Bond Fund

	Year ended December 31, 2017			Year ended December 31, 2016
Share class	Ordinary income	Long-term capital gains	Total dividends and distributions paid	Ordinary income	Long-term capital gains	Total dividends and distributions paid
Class 1	$211,473	$25,594	$237,067	$138,255	$11,305	$149,560
Class 1A*	19	1	20
Class 2	119,175	15,280	134,455	74,576	7,465	82,041
Class 4	5,958	441	6,399	1,614	150	1,764

Total	$336,625	$41,316	$377,941	$214,445	$18,920	$233,365

Global Bond Fund

	Year ended December 31, 2017						Year ended December 31, 2016
Share class	Ordinary income		Long-term capital gains		Total dividends and distributions paid		Ordinary income	Long-term capital gains	Total dividends and distributions paid
Class 1	$14,181		$103		$14,284		$10,101	$872	$10,973
Class 1A*	—	†	—	†	—	†
Class 2	11,033		99		11,132		7,811	923	8,734
Class 4	196		1		197		68	8	76

Total	$25,410		$203		$25,613		$17,980	$1,803	$19,783

168  American Funds Insurance Series

High-Income Bond Fund

	Year ended December 31, 2017			Year ended December 31, 2016
Share class	Ordinary income	Long-term capital gains	Total dividends paid	Ordinary income	Long-term capital gains	Total dividends and distributions paid
Class 1	$43,976	$—	$43,976	$57,104	$—	$57,104
Class 1A*	12	—	12
Class 2	51,640	—	51,640	47,007	—	47,007
Class 3	805	—	805	746	—	746
Class 4	1,981	—	1,981	1,283	—	1,283

Total	$98,414	$—	$98,414	$106,140	$—	$106,140

Mortgage Fund

	Year ended December 31, 2017				Year ended December 31, 2016
Share class	Ordinary income	Long-term capital gains		Total dividends and distributions paid	Ordinary income	Long-term capital gains	Total dividends and distributions paid
Class 1	$5,106	$1,186		$6,292	$7,780	$152	$7,932
Class 1A*	2	—	†	2
Class 2	1,025	262		1,287	1,648	35	1,683
Class 4	165	39		204	222	5	227

Total	$6,298	$1,487		$7,785	$9,650	$192	$9,842

Ultra-Short Bond Fund

	Year ended December 31, 2017					Year ended December 31, 2016
Share class	Ordinary income		Long-term capital gains	Total dividends paid		Ordinary income	Long-term capital gains	Total dividends paid
Class 1	$184		$—	$184		$—	$—	$—
Class 1A*	—	†	—	—	†
Class 2	697		—	697		—	—	—
Class 3	15		—	15		—	—	—
Class 4	10		—	10		—	—	—

Total	$906		$—	$906		$—	$—	$—

U.S. Government/AAA-Rated Securities Fund

	Year ended December 31, 2017			Year ended December 31, 2016
Share class	Ordinary income	Long-term capital gains	Total dividends paid	Ordinary income	Long-term capital gains	Total dividends and distributions paid
Class 1	$23,690	$—	$23,690	$44,429	$7,982	$52,411
Class 1A*	1	—	1
Class 2	19,498	—	19,498	43,530	8,728	52,258
Class 3	141	—	141	307	60	367
Class 4	663	—	663	1,615	371	1,986

Total	$43,993	$—	$43,993	$89,881	$17,141	$107,022

See end of tables for footnotes.

American Funds Insurance Series  169

Managed Risk Growth Fund

	Year ended December 31, 2017			Year ended December 31, 2016
Share class	Ordinary income	Long-term capital gains	Total dividends and distributions paid	Ordinary income	Long-term capital gains	Total dividends and distributions paid
Class P1	$7	$22	$29	$3	$57	$60
Class P2	727	4,120	4,847	327	14,955	15,282

Total	$734	$4,142	$4,876	$330	$15,012	$15,342

Managed Risk International Fund

	Year ended December 31, 2017			Year ended December 31, 2016
Share class	Ordinary income	Long-term capital gains	Total dividends and distributions paid	Ordinary income	Long-term capital gains	Total dividends and distributions paid
Class P1	$1	$1	$2	$2	$4	$6
Class P2	899	1,402	2,301	841	2,181	3,022

Total	$900	$1,403	$2,303	$843	$2,185	$3,028

Managed Risk Blue Chip Income and Growth Fund

	Year ended December 31, 2017			Year ended December 31, 2016
Share class	Ordinary income	Long-term capital gains	Total dividends and distributions paid	Ordinary income	Long-term capital gains	Total dividends and distributions paid
Class P1	$4	$3	$7	$5	$8	$13
Class P2	5,157	5,565	10,722	3,370	5,915	9,285

Total	$5,161	$5,568	$10,729	$3,375	$5,923	$9,298

Managed Risk Growth-Income Fund

	Year ended December 31, 2017			Year ended December 31, 2016
Share class	Ordinary income	Long-term capital gains	Total dividends and distributions paid	Ordinary income	Long-term capital gains	Total dividends and distributions paid
Class P1	$19	$73	$92	$15	$64	$79
Class P2	1,848	7,653	9,501	1,692	8,401	10,093

Total	$1,867	$7,726	$9,593	$1,707	$8,465	$10,172

Managed Risk Asset Allocation Fund

	Year ended December 31, 2017			Year ended December 31, 2016
Share class	Ordinary income	Long-term capital gains	Total dividends and distributions paid	Ordinary income	Long-term capital gains	Total dividends and distributions paid
Class P1	$11,453	$13,811	$25,264	$16,330	$29,417	$45,747
Class P2	20,269	24,931	45,200	27,858	64,161	92,019

Total	$31,722	$38,742	$70,464	$44,188	$93,578	$137,766

*	Class 1A shares began investment operations on January 6, 2017.
†	Amount less than one thousand.

170  American Funds Insurance Series

7. Fees and transactions

CRMC, the series’ investment adviser, is the parent company of American Funds Distributors,® Inc. (“AFD”), the distributor of the series’ shares, and American Funds Service Company® (“AFS”), the series’ transfer agent. CRMC, AFD and AFS are considered related parties to the series.

Investment advisory services — The series has an investment advisory and service agreement with CRMC that provides for monthly fees accrued daily. These fees are based on annual rates that generally decrease as average net asset levels increase. CRMC receives investment advisory fees from the underlying funds held by the managed risk funds. These fees are included in the net effective expense ratios that are provided as supplementary information in the financial highlights tables. Subadvisory fees for the managed risk funds are paid by CRMC to Milliman FRM. The managed risk funds are not responsible for paying any subadvisory fees.

Investment advisory services waivers — On December 4, 2017, the series’ board of trustees approved amended agreements effective February 1, 2018, decreasing the annual rate to 0.580% on average daily net assets in excess of $4 billion for New World Fund, decreasing the annual rate to 0.350% on average daily net assets in excess of $10.5 billion for Blue Chip Income and Growth Fund, and decreasing the annual rate to 0.320% on average daily net assets in excess of $13 billion for Bond Fund. CRMC is waiving a portion of its investment advisory services fees for each of the managed risk funds. Investment advisory services fees are presented in each fund’s statement of operations gross of the waivers from CRMC. For the year ended December 31, 2017, total investment advisory services fees waived by CRMC were $2,496,000.

The range of rates, net asset levels and the current annualized rates of average net assets for each fund before and after any investment advisory services waivers (if applicable), are as follows:

	Rates		Net asset level (in billions)		For the year ended December 31, 2017,	For the year ended December 31, 2017,
Fund	Beginning with	Ending with	Up to	In excess of	before waiver	after waiver
Global Growth Fund	.690%	.460%	$.6	$5.0	.520%	.520%
Global Small Capitalization Fund	.800	.635	.6	5.0	.697	.697
Growth Fund	.500	.280	.6	34.0	.326	.326
International Fund	.690	.430	.5	21.0	.495	.495
New World Fund	.850	.620	.5	2.5	.704	.704
Blue Chip Income and Growth Fund	.500	.360	.6	6.5	.389	.389
Global Growth and Income Fund	.690	.480	.6	3.0	.594	.594
Growth-Income Fund	.500	.219	.6	34.0	.262	.262
International Growth and Income Fund	.690	.530	.5	1.0	.614	.614
Capital Income Builder Fund	.500		all		.500	.500
Asset Allocation Fund	.500	.240	.6	21.0	.268	.268
Global Balanced Fund	.660	.510	.5	1.0	.660	.660
Bond Fund	.480	.330	.6	8.0	.362	.362
Global Bond Fund	.570	.450	1.0	3.0	.529	.529
High-Income Bond Fund	.500	.420	.6	2.0	.467	.467
Mortgage Fund	.420	.290	.6	3.0	.420	.420
Ultra-Short Bond Fund	.320	.270	1.0	2.0	.320	.320
U.S. Government/AAA-Rated Securities Fund	.420	.290	.6	3.0	.338	.338
Managed Risk Growth Fund	.150		all		.150	.100
Managed Risk International Fund	.150		all		.150	.100
Managed Risk Blue Chip Income and Growth Fund	.150		all		.150	.100
Managed Risk Growth-Income Fund	.150		all		.150	.100
Managed Risk Asset Allocation Fund	.150		all		.150	.100

American Funds Insurance Series  171

Distribution services — The series has plans of distribution for all share classes except Class 1. Under the plans, the board of trustees approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares. The plans provide for payments to pay service fees to firms that have entered into agreements with the series. These payments, based on an annualized percentage of average daily net assets, range from 0.18% to 0.50% as noted in the table below. In some cases, the board of trustees has limited the amounts that may be paid to less than the maximum allowed by the plans.

Share class	Currently approved limits	Plan limits
Class 1A	0.00%	0.25%
Class 2	0.25	0.25
Class 3	0.18	0.18
Class 4	0.25	0.25
Class P1	0.00	0.25
Class P2	0.25	0.50

Insurance administrative services — The series has an insurance administrative services plan for Class 1A, 4, P1 and P2 shares. Under the plan, these share classes pay 0.25% of each insurance company’s respective average daily net assets in each share class to compensate the insurance companies for services provided to their separate accounts and contractholders for which the shares of the fund are beneficially owned as underlying investments of such contractholders’ annuities. These services include, but are not limited to, maintenance, shareholder communications and transactional services. The insurance companies are not related parties to the series.

Transfer agent services — The series has a shareholder services agreement with AFS under which the funds compensate AFS for providing transfer agent services to all of the funds’ share classes. These services include recordkeeping, shareholder communications and transaction processing. In addition, the managed risk funds reimburse AFS for amounts paid to third parties for performing transfer agent services on behalf of fund shareholders.

Administrative services — The series has an administrative services agreement with CRMC to provide administrative services to all of the funds’ share classes. The services include, but are not limited to, coordinating, monitoring, assisting and overseeing third parties that provide services to fund shareholders. Under the agreement, each share class of each fund, except the managed risk funds, pays an annual fee of 0.01% based on its respective average daily net assets to compensate CRMC for providing administrative services. For the managed risk funds, CRMC receives administrative services fees of 0.01% of average daily net assets from Class 1 shares of the underlying funds for administrative services provided to the series.

Accounting and administrative services — The managed risk funds have a subadministration agreement with BNY Mellon under which the fund compensates BNY Mellon for providing accounting and administrative services to each of the managed risk funds’ share classes. These services include, but are not limited to, fund accounting (including calculation of net asset value), financial reporting and tax services. BNY Mellon is not a related party to the managed risk funds.

Miscellaneous fee reimbursements — CRMC is currently reimbursing a portion of miscellaneous fees and expenses for Managed Risk Growth Fund, Managed Risk International Fund, Managed Risk Blue Chip Income and Growth Fund and Managed Risk Growth-Income Fund. Miscellaneous expenses exclude investment advisory services and distribution services fees. For the year ended December 31, 2017, total expenses reimbursed by CRMC were $102,000.

Class-specific expenses under the agreements described above were as follows (dollars in thousands):

Global Growth Fund

Share class	Distribution services	Insurance administrative services	Administrative services
Class 1	Not applicable	Not applicable	$188
Class 1A*	$—	$2	—	†
Class 2	9,611	Not applicable	385
Class 4	352	352	14

Total class-specific expenses	$9,963	$354	$587

Global Small Capitalization Fund

Share class	Distribution services	Insurance administrative services		Administrative services
Class 1	Not applicable	Not applicable		$160
Class 1A*	$—	$—	†	—	†
Class 2	6,149	Not applicable		246
Class 4	171	171		7

Total class-specific expenses	$6,320	$171		$413

172  American Funds Insurance Series

Growth Fund

Share class	Distribution services	Insurance administrative services	Administrative services
Class 1	Not applicable	Not applicable	$774
Class 1A*	$—	$2	—	†
Class 2	37,831	Not applicable	1,513
Class 3	362	Not applicable	20
Class 4	1,542	1,542	62

Total class-specific expenses	$39,735	$1,544	$2,369

International Fund

Share class	Distribution services	Insurance administrative services	Administrative services
Class 1	Not applicable	Not applicable	$446
Class 1A*	$—	$1	—	†
Class 2	10,407	Not applicable	416
Class 3	53	Not applicable	3
Class 4	304	304	12

Total class-specific expenses	$10,764	$305	$877

New World Fund

Share class	Distribution services	Insurance administrative services	Administrative services
Class 1	Not applicable	Not applicable	$194
Class 1A*	$—	$1	—	†
Class 2	2,507	Not applicable	100
Class 4	821	820	33

Total class-specific expenses	$3,328	$821	$327

Blue Chip Income and Growth Fund

Share class	Distribution services	Insurance administrative services		Administrative services
Class 1	Not applicable	Not applicable		$538
Class 1A*	$—	$—	†	—	†
Class 2	8,620	Not applicable		345
Class 4	440	440		18

Total class-specific expenses	$9,060	$440		$901

Global Growth and Income Fund

Share class	Distribution services	Insurance administrative services		Administrative services
Class 1	Not applicable	Not applicable		$51
Class 1A*	$—	$—	†	—	†
Class 2	3,734	Not applicable		149
Class 4	79	79		3

Total class-specific expenses	$3,813	$79		$203

Growth-Income Fund

Share class	Distribution services	Insurance administrative services	Administrative services
Class 1	Not applicable	Not applicable	$1,424
Class 1A*	$—	$2	—	†
Class 2	33,675	Not applicable	1,347
Class 3	292	Not applicable	16
Class 4	1,513	1,513	61

Total class-specific expenses	$35,480	$1,515	$2,848

International Growth and Income Fund

Share class	Distribution services	Insurance administrative services	Administrative services
Class 1	Not applicable	Not applicable	$100
Class 1A*	$—	$1	—	†
Class 2	656	Not applicable	26
Class 4	123	122	5

Total class-specific expenses	$779	$123	$131

Capital Income Builder

Share class	Distribution services	Insurance administrative services	Administrative services
Class 1	Not applicable	Not applicable	$20
Class 1A*	$—	$1	—	†
Class 2	2	Not applicable	—	†
Class 4	746	746	30

Total class-specific expenses	$748	$747	$50

See end of tables for footnotes.

American Funds Insurance Series  173

Asset Allocation Fund

Share class	Distribution services	Insurance administrative services	Administrative services
Class 1	Not applicable	Not applicable	$1,501
Class 1A*	$—	$4	—	†
Class 2	13,450	Not applicable	538
Class 3	66	Not applicable	4
Class 4	8,079	8,080	323

Total class-specific expenses	$21,595	$8,084	$2,366

Global Balanced Fund

Share class	Distribution services	Insurance administrative services	Administrative services
Class 1	Not applicable	Not applicable	$8
Class 1A*	$—	$—	—	†
Class 2	487	Not applicable	19
Class 4	65	65	3

Total class-specific expenses	$552	$65	$30

Bond Fund

Share class	Distribution services	Insurance administrative services	Administrative services
Class 1	Not applicable	Not applicable	$673
Class 1A*	$—	$1	—	†
Class 2	9,931	Not applicable	397
Class 4	359	359	15

Total class-specific expenses	$10,290	$360	$1,085

Global Bond Fund

Share class	Distribution services	Insurance administrative services		Administrative services
Class 1	Not applicable	Not applicable		$121
Class 1A*	$—	$—	†	—	†
Class 2	2,887	Not applicable		115
Class 4	42	42		2

Total class-specific expenses	$2,929	$42		$238

High-Income Bond Fund

Share class	Distribution services	Insurance administrative services		Administrative services
Class 1	Not applicable	Not applicable		$81
Class 1A*	$—	$—	†	—	†
Class 2	1,994	Not applicable		80
Class 3	23	Not applicable		1
Class 4	67	67		3

Total class-specific expenses	$2,084	$67		$165

Mortgage Fund

Share class	Distribution services	Insurance administrative services		Administrative services
Class 1	Not applicable	Not applicable		$27
Class 1A*	$—	$—	†	—	†
Class 2	156	Not applicable		6
Class 4	24	25		1

Total class-specific expenses	$180	$25		$34

Ultra-Short Bond Fund

Share class	Distribution services	Insurance administrative services	Administrative services
Class 1	Not applicable	Not applicable	$4
Class 1A*	$—	$—	—
Class 2	659	Not applicable	26
Class 3	7	Not applicable	—	†
Class 4	38	38	2

Total class-specific expenses	$704	$38	$32

U.S. Government/AAA-Rated Securities Fund

Share class	Distribution services	Insurance administrative services		Administrative services
Class 1	Not applicable	Not applicable		$145
Class 1A*	$—	$—	†	—	†
Class 2	3,721	Not applicable		149
Class 3	19	Not applicable		1
Class 4	143	144		6

Total class-specific expenses	$3,883	$144		$301

174  American Funds Insurance Series

Managed Risk Growth Fund

Share class	Distribution services	Insurance administrative services
Class P1	Not applicable	$3
Class P2	$616	616

Total class-specific expenses	$616	$619

Managed Risk International Fund

Share class	Distribution services	Insurance administrative services
Class P1	Not applicable	$—	†
Class P2	$311	311

Total class-specific expenses	$311	$311

Managed Risk Blue Chip Income and Growth Fund

Share class	Distribution services	Insurance administrative services
Class P1	Not applicable	$—	†
Class P2	$883	883

Total class-specific expenses	$883	$883

Managed Risk Growth-Income Fund

Share class	Distribution services	Insurance administrative services
Class P1	Not applicable	$5
Class P2	$463	463

Total class-specific expenses	$463	$468

Managed Risk Asset Allocation Fund

Share class	Distribution services	Insurance administrative services
Class P1	Not applicable	$3,640
Class P2	$6,556	6,556

Total class-specific expenses	$6,556	$10,196

*	Class 1A shares began investment operations on January 6, 2017.
†	Amount less than one thousand.

American Funds Insurance Series  175

Trustees’ deferred compensation — Trustees who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the funds, are treated as if invested in one or more of the American Funds. These amounts represent general, unsecured liabilities of the funds and vary according to the total returns of the selected funds. Trustees’ compensation, shown on the accompanying financial statements, reflects current fees (either paid in cash or deferred) and a net increase in the value of the deferred amounts as follows (dollars in thousands):

	Current fees	Increase in value of deferred amounts		Total trustees’ compensation
Global Growth Fund	$36	$14		$50
Global Small Capitalization Fund	26	10		36
Growth Fund	146	57		203
International Fund	52	21		73
New World Fund	20	8		28
Blue Chip Income and Growth Fund	56	22		78
Global Growth and Income Fund	13	5		18
Growth-Income Fund	175	68		243
International Growth and Income Fund	8	3		11
Capital Income Builder	3	1		4
Asset Allocation Fund	144	56		200
Global Balanced Fund	2	1		3
Bond Fund	70	26		96
Global Bond Fund	15	6		21
High-Income Bond Fund	11	4		15
Mortgage Fund	2	1		3
Ultra-Short Bond Fund	2	1		3
U.S. Government/AAA-Rated Securities Fund	19	7		26
Managed Risk Growth Fund	1	1		2
Managed Risk International Fund	1	—	*	1
Managed Risk Blue Chip Income and Growth Fund	2	1		3
Managed Risk Growth-Income Fund	2	—	*	2
Managed Risk Asset Allocation Fund	24	10		34

*	Amount less than one thousand.

Affiliated officers and trustees — Officers and certain trustees of the series are or may be considered to be affiliated with CRMC, AFD and AFS. No affiliated officers or trustees received any compensation directly from any fund in the series.

Security transactions with related funds — The funds may purchase from, or sell securities to, other CRMC-managed funds (or funds managed by certain affiliates of CRMC) under procedures adopted by the fund’s board of trustees. The funds involved in such transactions are considered related by virtue of having a common investment adviser (or affiliated investment advisers), common trustees and/or common officers. When such transactions occur, each transaction is executed at the current market price of the security and no brokerage commissions or fees are paid in accordance with Rule 17a-7 of the 1940 Act.

The following table presents purchase and sales transactions between each fund and related funds as of December 31, 2017 (dollars in thousands):

	Purchases	Sales
Global Small Capitalization Fund	$15,273	$109,018
Blue Chip Income and Growth Fund	80,277	170,978

8. Committed line of credit

Global Small Capitalization Fund, New World Fund and High-Income Bond Fund participate with other funds managed by CRMC in a $1 billion credit facility (the “line of credit”) to be utilized for temporary purposes to fund shareholder redemptions. Each fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which are reflected in other expenses in each fund’s statement of operations. None of the funds borrowed on this line of credit at any time during the year ended December 31, 2017.

176  American Funds Insurance Series

9. Capital share transactions

Capital share transactions in the funds were as follows (dollars and shares in thousands):

Global Growth Fund

	Sales[1]		Reinvestments of dividends and distributions			Repurchases[1]		Net (decrease) increase
Share class	Amount	Shares	Amount	Shares		Amount	Shares	Amount	Shares
Year ended December 31, 2017
Class 1	$202,598	7,210	$72,128	2,554		$(331,323)	(11,655)	$(56,597)	(1,891)
Class 1A2	2,333	80	31	1		(125)	(4)	2,239	77
Class 2	55,435	2,042	139,728	5,015		(563,057)	(20,391)	(367,894)	(13,334)
Class 4	92,931	3,271	4,951	178		(11,055)	(400)	86,827	3,049

Total net increase (decrease)	$353,297	12,603	$216,838	7,748		$(905,560)	(32,450)	$(335,425)	(12,099)

Year ended December 31, 2016
Class 1	$214,321	8,771	$150,842	6,520		$(225,629)	(9,136)	$139,534	6,155
Class 2	98,924	4,087	336,499	14,694		(451,495)	(18,489)	(16,072)	292
Class 4	31,776	1,313	8,092	354		(28,384)	(1,172)	11,484	495

Total net increase (decrease)	$345,021	14,171	$495,433	21,568		$(705,508)	(28,797)	$134,946	6,942

Global Small Capitalization Fund

	Sales[1]		Reinvestments of dividends and distributions			Repurchases[1]		Net (decrease) increase
Share class	Amount	Shares	Amount	Shares		Amount	Shares	Amount	Shares
Year ended December 31, 2017
Class 1	$128,448	5,651	$10,108	429		$(396,272)	(17,174)	$(257,716)	(11,094)
Class 1A2	169	8	1	—	[3]	— [3]	— [3]	170	8
Class 2	27,876	1,267	10,597	472		(343,593)	(15,314)	(305,120)	(13,575)
Class 4	73,197	3,126	270	12		(5,899)	(258)	67,568	2,880

Total net increase (decrease)	$229,690	10,052	$20,976	913		$(745,764)	(32,746)	$(495,098)	(21,781)

Year ended December 31, 2016
Class 1	$161,105	7,595	$285,447	14,932		$(368,707)	(16,753)	$77,845	5,774
Class 2	54,521	2,619	445,999	23,986		(293,447)	(14,137)	207,073	12,468
Class 4	16,563	792	6,857	365		(8,311)	(402)	15,109	755

Total net increase (decrease)	$232,189	11,006	$738,303	39,283		$(670,465)	(31,292)	$300,027	18,997

See end of tables for footnotes.

American Funds Insurance Series  177

Growth Fund

	Sales[1]		Reinvestments of dividends and distributions			Repurchases[1]		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares		Amount	Shares	Amount	Shares
Year ended December 31, 2017
Class 1	$505,734	6,906	$786,807	11,094		$(1,258,545)	(16,930)	$33,996	1,070
Class 1A2	2,708	36	78	1		(94)	(1)	2,692	36
Class 2	206,092	2,819	1,520,175	21,621		(2,205,078)	(30,135)	(478,811)	(5,695)
Class 3	468	6	20,085	282		(21,851)	(295)	(1,298)	(7)
Class 4	407,312	5,509	58,020	832		(56,254)	(776)	409,078	5,565

Total net increase (decrease)	$1,122,314	15,276	$2,385,165	33,830		$(3,541,822)	(48,137)	$(34,343)	969

Year ended December 31, 2016
Class 1	$458,166	7,079	$669,418	10,693		$(964,251)	(14,691)	$163,333	3,081
Class 2	177,712	2,745	1,349,846	21,732		(1,859,064)	(28,538)	(331,506)	(4,061)
Class 3	1,102	18	17,818	284		(27,723)	(425)	(8,803)	(123)
Class 4	75,062	1,167	39,264	638		(49,300)	(768)	65,026	1,037

Total net increase (decrease)	$712,042	11,009	$2,076,346	33,347		$(2,900,338)	(44,422)	$(111,950)	(66)

International Fund

	Sales[1]		Reinvestments of dividends and distributions			Repurchases[1]		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares		Amount	Shares	Amount	Shares
Year ended December 31, 2017
Class 1	$760,186	38,348	$119,937	5,881		$(613,463)	(30,471)	$266,660	13,758
Class 1A2	1,638	80	20	1		(119)	(5)	1,539	76
Class 2	174,876	8,941	100,155	4,954		(605,647)	(30,845)	(330,616)	(16,950)
Class 3	274	13	726	36		(3,886)	(197)	(2,886)	(148)
Class 4	209,217	10,089	4,092	200		(14,987)	(752)	198,322	9,537

Total net increase (decrease)	$1,146,191	57,471	$224,930	11,072		$(1,238,102)	(62,270)	$133,019	6,273

Year ended December 31, 2016
Class 1	$502,624	29,474	$355,240	22,171		$(416,969)	(24,055)	$440,895	27,590
Class 2	190,542	11,247	385,917	24,231		(598,017)	(34,790)	(21,558)	688
Class 3	122	7	2,834	177		(5,902)	(343)	(2,946)	(159)
Class 4	25,077	1,477	5,458	345		(7,439)	(436)	23,096	1,386

Total net increase (decrease)	$718,365	42,205	$749,449	46,924		$(1,028,327)	(59,624)	$439,487	29,505

New World Fund

	Sales[1]		Reinvestments of dividends			Repurchases[1]		Net (decrease) increase
Share class	Amount	Shares	Amount	Shares		Amount	Shares	Amount	Shares
Year ended December 31, 2017
Class 1	$280,518	12,105	$21,909	893		$(475,480)	(20,394)	$(173,053)	(7,396)
Class 1A2	629	27	6	—	[3]	(13)	(1)	622	26
Class 2	143,361	6,559	9,149	376		(254,737)	(11,445)	(102,227)	(4,510)
Class 4	127,556	5,560	3,016	124		(20,431)	(895)	110,141	4,789

Total net increase (decrease)	$552,064	24,251	$34,080	1,393		$(750,661)	(32,735)	$(164,517)	(7,091)

Year ended December 31, 2016
Class 1	$343,390	17,604	$17,686	901		$(250,303)	(12,858)	$110,773	5,647
Class 2	51,238	2,661	7,100	365		(149,682)	(7,790)	(91,344)	(4,764)
Class 4	71,177	3,754	1,465	75		(12,695)	(670)	59,947	3,159

Total net increase (decrease)	$465,805	24,019	$26,251	1,341		$(412,680)	(21,318)	$79,376	4,042

178  American Funds Insurance Series

Blue Chip Income and Growth Fund

	Sales[1]		Reinvestments of dividends and distributions		Repurchases[1]		Net (decrease) increase
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Year ended December 31, 2017
Class 1	$458,480	32,688	$309,238	21,989	$(834,928)	(58,499)	$(67,210)	(3,822)
Class 1A2	593	42	17	1	(15)	(1)	595	42
Class 2	34,639	2,502	195,693	14,095	(439,009)	(31,376)	(208,677)	(14,779)
Class 4	129,429	9,259	10,522	756	(43,213)	(3,132)	96,738	6,883

Total net increase (decrease)	$623,141	44,491	$515,470	36,841	$(1,317,165)	(93,008)	$(178,554)	(11,676)

Year ended December 31, 2016
Class 1	$986,168	74,990	$426,031	33,628	$(260,962)	(20,029)	$1,151,237	88,589
Class 2	42,572	3,274	328,996	26,334	(424,524)	(32,897)	(52,956)	(3,289)
Class 4	105,759	8,137	7,693	611	(18,601)	(1,441)	94,851	7,307

Total net increase (decrease)	$1,134,499	86,401	$762,720	60,573	$(704,087)	(54,367)	$1,193,132	92,607

Global Growth and Income Fund

	Sales[1]		Reinvestments of dividends and distributions			Repurchases[1]		Net (decrease) increase
Share class	Amount	Shares	Amount	Shares		Amount	Shares	Amount	Shares
Year ended December 31, 2017
Class 1	$133,943	8,899	$16,607	1,095		$(345,498)	(23,190)	$(194,948)	(13,196)
Class 1A2	125	8	3	—	[3]	(3)	— [3]	125	8
Class 2	25,134	1,709	56,976	3,780		(236,596)	(16,119)	(154,486)	(10,630)
Class 4	63,660	4,175	1,883	123		(6,203)	(417)	59,340	3,881

Total net increase (decrease)	$222,862	14,791	$75,469	4,998		$(588,300)	(39,726)	$(289,969)	(19,937)

Year ended December 31, 2016
Class 1	$292,208	23,201	$10,481	808		$(49,576)	(3,887)	$253,113	20,122
Class 2	25,520	2,043	25,283	1,955		(199,986)	(15,865)	(149,183)	(11,867)
Class 4	12,357	989	257	20		(2,230)	(180)	10,384	829

Total net increase (decrease)	$330,085	26,233	$36,021	2,783		$(251,792)	(19,932)	$114,314	9,084

Growth-Income Fund

	Sales[1]		Reinvestments of dividends and distributions			Repurchases[1]		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares		Amount	Shares	Amount	Shares
Year ended December 31, 2017
Class 1	$1,521,886	32,100	$1,132,034	24,392		$(1,241,004)	(26,012)	$1,412,916	30,480
Class 1A2	2,070	43	40	1		(24)	(1)	2,086	43
Class 2	120,223	2,558	1,048,742	22,899		(1,761,342)	(37,375)	(592,377)	(11,918)
Class 3	473	10	12,561	271		(21,746)	(457)	(8,712)	(176)
Class 4	267,835	5,641	46,486	1,020		(56,983)	(1,217)	257,338	5,444

Total net increase (decrease)	$1,912,487	40,352	$2,239,863	48,583		$(3,081,099)	(65,062)	$1,071,251	23,873

Year ended December 31, 2016
Class 1	$1,364,357	31,261	$1,429,866	34,358		$(830,642)	(18,888)	$1,963,581	46,731
Class 2	142,903	3,288	1,580,603	38,422		(1,561,195)	(35,880)	162,311	5,830
Class 3	1,293	30	19,402	467		(23,792)	(543)	(3,097)	(46)
Class 4	72,892	1,695	54,139	1,325		(35,791)	(829)	91,240	2,191

Total net increase (decrease)	$1,581,445	36,274	$3,084,010	74,572		$(2,451,420)	(56,140)	$2,214,035	54,706

See end of tables for footnotes.

American Funds Insurance Series  179

International Growth and Income Fund

	Sales[1]		Reinvestments of dividends and distributions		Repurchases[1]		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Year ended December 31, 2017
Class 1	$186,307	11,140	$25,860	1,487	$(101,536)	(6,072)	$110,631	6,555
Class 1A2	2,100	121	14	1	(1)	— [3]	2,113	122
Class 2	8,391	510	5,714	329	(34,542)	(2,118)	(20,437)	(1,279)
Class 4	19,465	1,164	1,184	69	(3,332)	(202)	17,317	1,031

Total net increase (decrease)	$216,263	12,935	$32,772	1,886	$(139,411)	(8,392)	$109,624	6,429

Year ended December 31, 2016
Class 1	$105,994	7,226	$26,726	1,853	$(5,982)	(396)	$126,738	8,683
Class 2	17,101	1,182	7,312	508	(30,910)	(2,088)	(6,497)	(398)
Class 4	8,076	551	1,044	73	(3,762)	(258)	5,358	366

Total net increase (decrease)	$131,171	8,959	$35,082	2,434	$(40,654)	(2,742)	$125,599	8,651

Capital Income Builder

	Sales[1]		Reinvestments of dividends		Repurchases[1]		Net increase
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Year ended December 31, 2017
Class 1	$84,130	8,355	$6,303	622	$(9,923)	(984)	$80,510	7,993
Class 1A2	1,245	122	8	1	(365)	(36)	888	87
Class 2	1,371	136	23	2	(122)	(12)	1,272	126
Class 4	66,028	6,590	7,676	760	(19,222)	(1,922)	54,482	5,428

Total net increase (decrease)	$152,774	15,203	$14,010	1,385	$(29,632)	(2,954)	$137,152	13,634

Year ended December 31, 2016
Class 1	$95,122	9,946	$4,372	458	$(23,129)	(2,439)	$76,365	7,965
Class 2	144	15	2	—	(2)	—	144	15
Class 4	113,152	11,813	6,657	699	(20,474)	(2,162)	99,335	10,350

Total net increase (decrease)	$208,418	21,774	$11,031	1,157	$(43,605)	(4,601)	$175,844	18,330

Asset Allocation Fund

	Sales[1]		Reinvestments of dividends and distributions		Repurchases[1]		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Year ended December 31, 2017
Class 1	$1,929,702	84,102	$953,771	41,982	$(641,572)	(27,828)	$2,241,901	98,256
Class 1A2	4,261	184	121	5	(253)	(11)	4,129	178
Class 2	109,962	4,876	325,924	14,513	(579,020)	(25,433)	(143,134)	(6,044)
Class 3	1,400	61	2,246	99	(4,469)	(195)	(823)	(35)
Class 4	408,549	18,017	192,666	8,617	(159,354)	(7,104)	441,861	19,530

Total net increase (decrease)	$2,453,874	107,240	$1,474,728	65,216	$(1,384,668)	(60,571)	$2,543,934	111,885

Year ended December 31, 2016
Class 1	$1,419,998	67,404	$510,045	24,119	$(436,287)	(20,771)	$1,493,756	70,752
Class 2	190,550	9,074	201,323	9,626	(504,479)	(24,294)	(112,606)	(5,594)
Class 3	672	32	1,439	68	(4,926)	(233)	(2,815)	(133)
Class 4	385,933	18,332	100,264	4,812	(163,695)	(7,917)	322,502	15,227

Total net increase (decrease)	$1,997,153	94,842	$813,071	38,625	$(1,109,387)	(53,215)	$1,700,837	80,252

180  American Funds Insurance Series

Global Balanced Fund

	Sales[1]		Reinvestments of dividends and distributions		Repurchases[1]		Net increase
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Year ended December 31, 2017
Class 1	$22,241	1,783	$3,607	285	$(6,039)	(501)	$19,809	1,567
Class 1A2	244	19	9	1	— [3]	— [3]	253	20
Class 2	16,382	1,346	7,928	628	(20,169)	(1,671)	4,141	303
Class 4	39,763	3,218	1,778	142	(2,261)	(182)	39,280	3,178

Total net increase (decrease)	$78,630	6,366	$13,322	1,056	$(28,469)	(2,354)	$63,483	5,068

Year ended December 31, 2016
Class 1	$20,046	1,826	$939	85	$(6,690)	(590)	$14,295	1,321
Class 2	22,939	2,066	2,226	201	(22,938)	(2,086)	2,227	181
Class 4	9,506	864	121	11	(652)	(59)	8,975	816

Total net increase (decrease)	$52,491	4,756	$3,286	297	$(30,280)	(2,735)	$25,497	2,318

Bond Fund

	Sales[1]		Reinvestments of dividends and distributions		Repurchases[1]		Net (decrease) increase
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Year ended December 31, 2017
Class 1	$967,669	88,718	$235,240	21,678	$(1,624,503)	(147,887)	$(421,594)	(37,491)
Class 1A2	1,338	122	21	2	(272)	(25)	1,087	99
Class 2	138,965	12,898	134,455	12,545	(273,010)	(25,301)	410	142
Class 4	212,848	19,725	6,398	597	(22,490)	(2,080)	196,756	18,242

Total net increase (decrease)	$1,320,820	121,463	$376,114	34,822	$(1,920,275)	(175,293)	$(223,341)	(19,008)

Year ended December 31, 2016
Class 1	$1,345,167	121,199	$148,075	13,631	$(420,052)	(38,234)	$1,073,190	96,596
Class 2	144,585	13,214	82,041	7,631	(444,145)	(40,888)	(217,519)	(20,043)
Class 4	57,784	5,273	1,763	164	(16,674)	(1,523)	42,873	3,914

Total net increase (decrease)	$1,547,536	139,686	$231,879	21,426	$(880,871)	(80,645)	$898,544	80,467

Global Bond Fund

	Sales[1]		Reinvestments of dividends and distributions				Repurchases[1]		Net increase (decrease)
Share class	Amount	Shares	Amount		Shares		Amount	Shares	Amount	Shares
Year ended December 31, 2017
Class 1	$177,200	15,155	$14,284		1,210		$(100,697)	(8,588)	$90,787	7,777
Class 1A2	74	6	—	[3]	—	[3]	— [3]	— [3]	74	6
Class 2	45,841	3,978	11,132		952		(79,734)	(6,868)	(22,761)	(1,938)
Class 4	20,651	1,777	197		17		(2,949)	(255)	17,899	1,539

Total net increase (decrease)	$243,766	20,916	$25,613		2,179		$(183,380)	(15,711)	$85,999	7,384

Year ended December 31, 2016
Class 1	$213,129	18,309	$10,956		974		$(159,412)	(13,652)	$64,673	5,631
Class 2	36,347	3,158	8,734		780		(156,676)	(13,741)	(111,595)	(9,803)
Class 4	10,946	954	76		7		(4,634)	(404)	6,388	557

Total net increase (decrease)	$260,422	22,421	$19,766		1,761		$(320,722)	(27,797)	$(40,534)	(3,615)

See end of tables for footnotes.

American Funds Insurance Series  181

High-Income Bond Fund

	Sales[1]		Reinvestments of dividends				Repurchases[1]		Net (decrease) increase
Share class	Amount	Shares	Amount		Shares		Amount	Shares	Amount	Shares
Year ended December 31, 2017
Class 1	$43,584	4,162	$43,816		4,273		$(422,269)	(39,685)	$(334,869)	(31,250)
Class 1A2	400	39	12		1		(7)	(1)	405	39
Class 2	15,931	1,540	51,640		5,121		(92,969)	(8,946)	(25,398)	(2,285)
Class 3	397	38	805		78		(1,921)	(181)	(719)	(65)
Class 4	84,996	7,657	1,981		182		(72,820)	(6,577)	14,157	1,262

Total net increase (decrease)	$145,308	13,436	$98,254		9,655		$(589,986)	(55,390)	$(346,424)	(32,299)

Year ended December 31, 2016
Class 1	$69,042	6,945	$56,592		5,626		$(291,328)	(30,021)	$(165,694)	(17,450)
Class 2	22,831	2,394	47,007		4,738		(116,168)	(11,943)	(46,330)	(4,811)
Class 3	2,650	279	746		74		(3,553)	(365)	(157)	(12)
Class 4	90,979	8,413	1,283		120		(73,640)	(6,754)	18,622	1,779

Total net increase (decrease)	$185,502	18,031	$105,628		10,558		$(484,689)	(49,083)	$(193,559)	(20,494)

Mortgage Fund
	Sales[1]		Reinvestments of dividends and distributions				Repurchases[1]		Net (decrease) increase
Share class	Amount	Shares	Amount		Shares		Amount	Shares	Amount	Shares
Year ended December 31, 2017
Class 1	$52,151	4,904	$5,982		566		$(59,926)	(5,621)	$(1,793)	(151)
Class 1A2	109	10	2		—	[3]	(6)	— [3]	105	10
Class 2	7,132	672	1,287		122		(8,011)	(755)	408	39
Class 4	8,522	808	204		20		(4,876)	(462)	3,850	366

Total net increase (decrease)	$67,914	6,394	$7,475		708		$(72,819)	(6,838)	$2,570	264

Year ended December 31, 2016
Class 1	$28,827	2,669	$7,933		749		$(38,385)	(3,569)	$(1,625)	(151)
Class 2	18,388	1,714	1,683		159		(15,825)	(1,473)	4,246	400
Class 4	14,879	1,395	227		22		(17,844)	(1,676)	(2,738)	(259)

Total net increase (decrease)	$62,094	5,778	$9,843		930		$(72,054)	(6,718)	$(117)	(10)

Ultra-Short Bond Fund
	Sales[1]		Reinvestments of dividends				Repurchases[1]		Net (decrease) increase
Share class	Amount	Shares	Amount		Shares		Amount	Shares	Amount	Shares
Year ended December 31, 2017
Class 1	$14,832	1,312	$184		16		$(15,478)	(1,371)	$(462)	(43)
Class 1A2	10	1	—	[3]	—	[3]	—	—	10	1
Class 2	62,145	5,646	697		63		(111,628)	(10,146)	(48,786)	(4,437)
Class 3	1,448	130	15		2		(1,233)	(111)	230	21
Class 4	16,767	1,507	10		1		(14,407)	(1,294)	2,370	214

Total net increase (decrease)	$95,202	8,596	$906		82		$(142,746)	(12,922)	$(46,638)	(4,244)

Year ended December 31, 2016
Class 1	$15,562	1,382	$—		—		$(17,527)	(1,556)	$(1,965)	(174)
Class 2	128,178	11,656	—		—		(133,142)	(12,108)	(4,964)	(452)
Class 3	2,647	238	—		—		(4,768)	(429)	(2,121)	(191)
Class 4	18,372	1,649	—		—		(21,287)	(1,911)	(2,915)	(262)

Total net increase (decrease)	$164,759	14,925	$—		—		$(176,724)	(16,004)	$(11,965)	(1,079)

182  American Funds Insurance Series

U.S. Government/AAA-Rated Securities Fund

	Sales[1]		Reinvestments of dividends and distributions			Repurchases[1]		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares		Amount	Shares	Amount	Shares
Year ended December 31, 2017
Class 1	$291,253	23,702	$23,401	1,927		$(226,514)	(18,425)	$88,140	7,204
Class 1A2	1,016	83	2	—	[3]	(714)	(58)	304	25
Class 2	49,410	4,091	19,498	1,621		(103,407)	(8,550)	(34,499)	(2,838)
Class 3	1,050	86	141	12		(1,501)	(123)	(310)	(25)
Class 4	27,872	2,299	663	55		(23,884)	(1,976)	4,651	378

Total net increase (decrease)	$370,601	30,261	$43,705	3,615		$(356,020)	(29,132)	$58,286	4,744

Year ended December 31, 2016
Class 1	$111,564	8,949	$52,411	4,280		$(89,943)	(7,217)	$74,032	6,012
Class 2	65,544	5,287	52,257	4,303		(160,525)	(13,019)	(42,724)	(3,429)
Class 3	1,568	125	368	30		(2,199)	(176)	(263)	(21)
Class 4	58,794	4,745	1,986	163		(48,646)	(3,930)	12,134	978

Total net increase (decrease)	$237,470	19,106	$107,022	8,776		$(301,313)	(24,342)	$43,179	3,540

Managed Risk Growth Fund

	Sales[1]		Reinvestments of dividends and distributions			Repurchases[1]		Net increase
Share class	Amount	Shares	Amount	Shares		Amount	Shares	Amount	Shares
Year ended December 31, 2017
Class P1	$836	70	$29	2		$(230)	(19)	$635	53
Class P2	46,748	3,893	4,847	408		(16,010)	(1,330)	35,585	2,971

Total net increase (decrease)	$47,584	3,963	$4,876	410		$(16,240)	(1,349)	$36,220	3,024

Year ended December 31, 2016
Class P1	$492	46	$60	6		$(168)	(16)	$384	36
Class P2	63,452	5,983	15,282	1,507		(14,771)	(1,388)	63,963	6,102

Total net increase (decrease)	$63,944	6,029	$15,342	1,513		$(14,939)	(1,404)	$64,347	6,138

Managed Risk International Fund

	Sales[1]		Reinvestments of dividends and distributions			Repurchases[1]		Net (decrease) increase
Share class	Amount	Shares	Amount	Shares		Amount	Shares	Amount	Shares
Year ended December 31, 2017
Class P1	$130	14	$2	—	[3]	$(166)	(17)	$(34)	(3)
Class P2	30,462	3,002	2,301	230		(9,880)	(967)	22,883	2,265

Total net increase (decrease)	$30,592	3,016	$2,303	230		$(10,046)	(984)	$22,849	2,262

Year ended December 31, 2016
Class P1	$41	4	$6	1		$(53)	(6)	$(6)	(1)
Class P2	25,545	2,830	3,022	346		(8,610)	(948)	19,957	2,228

Total net increase (decrease)	$25,586	2,834	$3,028	347		$(8,663)	(954)	$19,951	2,227

See end of tables for footnotes.

American Funds Insurance Series  183

Managed Risk Blue Chip Income and Growth Fund

			Reinvestments of dividends and				Net (decrease)
	Sales[1]		distributions		Repurchases[1]		increase
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Year ended December 31, 2017
Class P1	$59	5	$7	1	$(136)	(11)	$(70)	(5)
Class P2	83,072	6,949	10,722	898	(56,067)	(4,624)	37,727	3,223

Total net increase (decrease)	$83,131	6,954	$10,729	899	$(56,203)	(4,635)	$37,657	3,218

Year ended December 31, 2016
Class P1	$60	6	$13	1	$(20)	(2)	$53	5
Class P2	139,800	12,424	9,285	848	(10,609)	(952)	138,476	12,320

Total net increase (decrease)	$139,860	12,430	$9,298	849	$(10,629)	(954)	$138,529	12,325

Managed Risk Growth-Income Fund
			Reinvestments of dividends and
	Sales[1]		distributions		Repurchases[1]		Net increase
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Year ended December 31, 2017
Class P1	$1,093	92	$92	8	$(154)	(13)	$1,031	87
Class P2	27,997	2,382	9,501	835	(15,095)	(1,278)	22,403	1,939

Total net increase (decrease)	$29,090	2,474	$9,593	843	$(15,249)	(1,291)	$23,434	2,026

Year ended December 31, 2016
Class P1	$746	68	$79	7	$(343)	(31)	$482	44
Class P2	41,955	3,864	10,093	964	(13,341)	(1,227)	38,707	3,601

Total net increase (decrease)	$42,701	3,932	$10,172	971	$(13,684)	(1,258)	$39,189	3,645

Managed Risk Asset Allocation Fund

			Reinvestments of dividends and
	Sales[1]		distributions		Repurchases[1]		Net increase
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Year ended December 31, 2017
Class P1	$264,545	20,631	$25,264	1,986	$(25,397)	(1,973)	$264,412	20,644
Class P2	253,137	19,936	45,200	3,559	(153,999)	(11,957)	144,338	11,538

Total net increase (decrease)	$517,682	40,567	$70,464	5,545	$(179,396)	(13,930)	$408,750	32,182

Year ended December 31, 2016
Class P1	$443,537	37,855	$45,747	3,957	$(14,583)	(1,270)	$474,701	40,542
Class P2	369,887	31,502	92,019	7,990	(131,962)	(11,243)	329,944	28,249

Total net increase (decrease)	$813,424	69,357	$137,766	11,947	$(146,545)	(12,513)	$804,645	68,791

[1]	Includes exchanges between share classes of the fund.
[2]	Class 1A shares began investment operations on January 6, 2017.
[3]	Amount less than one thousand.

184  American Funds Insurance Series

10. Investment transactions and other disclosures

The following tables present additional information for each of the funds for the year ended December 31, 2017 (dollars in thousands):

	Global Growth Fund	Global Small Capitalization Fund	Growth Fund	International Fund	New World Fund	Blue Chip Income and Growth Fund
Purchases of investment securities*	$1,709,869	$1,284,211	$5,381,976	$2,353,764	$1,716,759	$2,884,969
Sales of investment securities*	2,095,865	1,778,593	8,015,869	2,597,007	1,716,842	2,992,025
Non-U.S. taxes paid on interest income	—	—	—	(11)	37	—
Non-U.S. taxes paid on realized gains	903	5	—	527	13	—
Non-U.S. taxes provided on unrealized gains	4,211	502	—	3,115	16,043	—
Dividends from affiliated issuers	—	1,346	—	—	—	—
Net realized (loss) gain from affiliated issuers	—	(3,537)	—	—	—	—

	Global Growth and Income Fund	Growth- Income Fund	International Growth and Income Fund	Capital Income Builder	Asset Allocation Fund	Global Balanced Fund
Purchases of investment securities*	$801,855	$7,282,680	$737,253	$448,150	$17,391,526	$152,879
Sales of investment securities*	1,084,942	7,556,491	619,618	379,687	16,903,042	107,452
Non-U.S. taxes paid on interest income	—	—	3	—	—	14
Non-U.S. taxes paid on realized gains	763	10	99	—	102	41
Non-U.S. taxes provided on unrealized gains	2,538	1,737	1,168	—	108	140

	Bond Fund	Global Bond Fund	High- Income Bond Fund	Mortgage Fund	Ultra-Short Bond Fund	U.S. Government/ AAA-Rated Securities Fund
Purchases of investment securities*	$41,383,822	$1,826,715	$1,183,191	$2,202,832	$—	$13,557,389
Sales of investment securities*	40,443,825	1,968,533	1,483,385	2,197,044	—	13,732,439
Non-U.S. taxes paid on interest income	1	390	(2)	—	—	—
Non-U.S. taxes paid on realized gains	—	564	—	—	—	—
Non-U.S. taxes provided on unrealized gains	10	188	5	—	—	—

	Managed Risk Growth Fund	Managed Risk International Fund	Managed Risk Blue Chip Income and Growth Fund	Managed Risk Growth- Income Fund	Managed Risk Asset Allocation Fund
Purchases of investment securities*	$110,122	$52,041	$150,702	$71,239	$623,590
Sales of investment securities*	58,914	29,432	107,026	45,175	44,905
Dividends from affiliated issuers	2,295	2,012	7,115	3,114	70,949
Net realized (loss) gain from affiliated issuers	(2,470)	(586)	229	(2,961)	4,957

*	Excludes short-term securities and U.S. government obligations, if any.

American Funds Insurance Series  185

11. Ownership concentration

At December 31, 2017, American Funds Insurance Series — Managed Risk Growth and Income Portfolio, American Funds Insurance Series — Managed Risk Global Allocation Portfolio and Managed Risk Asset Allocation Fund held 36%, 18% and 16% of the outstanding shares of Capital Income Builder, Global Balanced Fund and Asset Allocation Fund, respectively.

186  American Funds Insurance Series

Financial highlights

		Income (loss) from investment operations[1]			Dividends and distributions
Period ended	Net asset value, beginning of period	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return	Net assets, end of period (in millions)		Ratio of expenses to average net assets		Ratio of net income (loss) to average net assets

Global Growth Fund
Class 1:
12/31/17	$24.05	$.26	$7.30	$7.56	$(.26)	$(.84)	$(1.10)	$30.51	31.80%	$2,010		.55%		.94%
12/31/16	26.39	.25	(.14)	.11	(.29)	(2.16)	(2.45)	24.05	.87	1,630		.56		1.00
12/31/15	27.48	.25	1.80	2.05	(.35)	(2.79)	(3.14)	26.39	7.24	1,626		.55		.90
12/31/14	30.11	.31 [2]	.40	.71	(.40)	(2.94)	(3.34)	27.48	2.52	1,558		.55		1.08 [2]
12/31/13	23.58	.31	6.62	6.93	(.40)	—	(.40)	30.11	29.51	1,508		.55		1.17
Class 1A:
12/31/17[3,4]	24.50	.11	6.94	7.05	(.25)	(.84)	(1.09)	30.46	29.13 [5]	2		.80	[6]	.39 [6]
Class 2:
12/31/17	23.85	.19	7.23	7.42	(.19)	(.84)	(1.03)	30.24	31.47	4,012		.80		.69
12/31/16	26.19	.18	(.14)	.04	(.22)	(2.16)	(2.38)	23.85	.62	3,483		.81		.76
12/31/15	27.30	.18	1.78	1.96	(.28)	(2.79)	(3.07)	26.19	6.94	3,817		.80		.66
12/31/14	29.92	.24 [2]	.41	.65	(.33)	(2.94)	(3.27)	27.30	2.31	3,992		.80		.85 [2]
12/31/13	23.44	.24	6.58	6.82	(.34)	—	(.34)	29.92	29.18	4,379		.80		.91
Class 4:
12/31/17	23.81	.10	7.22	7.32	(.16)	(.84)	(1.00)	30.13	31.11	211		1.05		.37
12/31/16	26.16	.12	(.14)	(.02)	(.17)	(2.16)	(2.33)	23.81	.37	94		1.06		.50
12/31/15	27.34	.09	1.81	1.90	(.29)	(2.79)	(3.08)	26.16	6.69	91		1.05		.34
12/31/14	30.07	.07 [2]	.50	.57	(.36)	(2.94)	(3.30)	27.34	2.01	19		1.05		.26 [2]
12/31/13	23.58	.13	6.77	6.90	(.41)	—	(.41)	30.07	29.36	1		1.06		.43

Global Small Capitalization Fund
Class 1:
12/31/17	$20.24	$.12	$5.17	$5.29	$(.15)	$—	$(.15)	$25.38	26.22%	$1,639		.73%		.54%
12/31/16	24.41	.12	.17	.29	(.11)	(4.35)	(4.46)	20.24	2.35	1,532		.74		.57
12/31/15	26.09	.04	.36	.40	—	(2.08)	(2.08)	24.41	.50	1,706		.73		.15
12/31/14	25.69	.09	.52	.61	(.09)	(.12)	(.21)	26.09	2.36	1,411		.74		.34
12/31/13	20.16	.04	5.70	5.74	(.21)	—	(.21)	25.69	28.60	1,241		.74		.17
Class 1A:
12/31/17[3,4]	20.70	.08	4.71	4.79	(.13)	—	(.13)	25.36	23.19 [5]	—	[7]	.96	[6]	.35 [6]
Class 2:
12/31/17	19.72	.06	5.04	5.10	(.10)	—	(.10)	24.72	25.89	2,551		.98		.27
12/31/16	23.90	.07	.15	.22	(.05)	(4.35)	(4.40)	19.72	2.10	2,303		.99		.31
12/31/15	25.64	(.03)	.37	.34	—	(2.08)	(2.08)	23.90	.27	2,492		.98		(.10)
12/31/14	25.25	.03	.51	.54	(.03)	(.12)	(.15)	25.64	2.12	2,738		.99		.10
12/31/13	19.86	(.01)	5.60	5.59	(.20)	—	(.20)	25.25	28.28	2,955		.99		(.05)
Class 4:
12/31/17	19.91	— [8]	5.09	5.09	(.09)	—	(.09)	24.91	25.62	125		1.23		— [9]
12/31/16	24.11	.01	.16	.17	(.02)	(4.35)	(4.37)	19.91	1.85	42		1.24		.03
12/31/15	25.92	(.10)	.37	.27	—	(2.08)	(2.08)	24.11	(.02)	34		1.23		(.37)
12/31/14	25.57	(.05)	.54	.49	(.02)	(.12)	(.14)	25.92	1.88	12		1.24		(.17)
12/31/13	20.16	(.12)	5.74	5.62	(.21)	—	(.21)	25.57	28.01	4		1.24		(.50)
See end of tables for footnotes.

American Funds Insurance Series  187

Financial highlights (continued)

		Income (loss) from investment operations[1]				Dividends and distributions
Period ended	Net asset value, beginning of period	Net investment income (loss)		Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return	Net assets, end of period (in millions)	Ratio of expenses to average net assets		Ratio of net income (loss) to average net assets

Growth Fund
Class 1:
12/31/17	$67.29	$.55		$17.89	$18.44	$(.55)	$(7.33)	$(7.88)	$77.85	28.62%	$8,100	.35%		.75%
12/31/16	68.02	.67		5.40	6.07	(.67)	(6.13)	(6.80)	67.29	9.77	6,931	.35		1.03
12/31/15	80.15	.64		5.08	5.72	(.61)	(17.24)	(17.85)	68.02	7.12	6,796	.35		.87
12/31/14	78.54	.88	[2]	5.79	6.67	(1.16)	(3.90)	(5.06)	80.15	8.78	7,118	.35		1.12	[2]
12/31/13	60.90	.64		17.84	18.48	(.84)	—	(.84)	78.54	30.43	7,003	.35		.93
Class 1A:
12/31/17[3,4]	68.84	.35		16.38	16.73	(.50)	(7.33)	(7.83)	77.74	25.47 [5]	3	.59	[6]	.47	[6]
Class 2:
12/31/17	66.92	.37		17.76	18.13	(.37)	(7.33)	(7.70)	77.35	28.28	15,716	.60		.50
12/31/16	67.69	.51		5.36	5.87	(.51)	(6.13)	(6.64)	66.92	9.49	13,978	.60		.78
12/31/15	79.84	.46		5.06	5.52	(.43)	(17.24)	(17.67)	67.69	6.86	14,414	.60		.62
12/31/14	77.94	.68	[2]	5.75	6.43	(.63)	(3.90)	(4.53)	79.84	8.51	15,413	.60		.87	[2]
12/31/13	60.45	.47		17.68	18.15	(.66)	—	(.66)	77.94	30.11	16,334	.60		.68
Class 3:
12/31/17	67.67	.42		17.98	18.40	(.42)	(7.33)	(7.75)	78.32	28.39	212	.53		.57
12/31/16	68.37	.56		5.42	5.98	(.55)	(6.13)	(6.68)	67.67	9.56	183	.53		.85
12/31/15	80.47	.51		5.11	5.62	(.48)	(17.24)	(17.72)	68.37	6.92	194	.53		.69
12/31/14	78.62	.74	[2]	5.79	6.53	(.78)	(3.90)	(4.68)	80.47	8.58	208	.53		.94	[2]
12/31/13	60.97	.52		17.84	18.36	(.71)	—	(.71)	78.62	30.20	216	.53		.75
Class 4:
12/31/17	66.41	.18		17.61	17.79	(.31)	(7.33)	(7.64)	76.56	27.99	954	.85		.25
12/31/16	67.26	.34		5.32	5.66	(.38)	(6.13)	(6.51)	66.41	9.22	458	.85		.53
12/31/15	79.74	.29		5.02	5.31	(.55)	(17.24)	(17.79)	67.26	6.59	394	.85		.42
12/31/14	78.32	.37	[2]	5.87	6.24	(.92)	(3.90)	(4.82)	79.74	8.25	24	.85		.47	[2]
12/31/13	60.90	.29		17.90	18.19	(.77)	—	(.77)	78.32	29.96	5	.85		.40

International Fund
Class 1:
12/31/17	$16.82	$.26		$5.16	$5.42	$(.30)	$(.23)	$(.53)	$21.71	32.46%	$5,014	.53%		1.33%
12/31/16	18.08	.27		.30	.57	(.28)	(1.55)	(1.83)	16.82	3.78	3,652	.54		1.57
12/31/15	20.35	.29		(1.03)	(.74)	(.35)	(1.18)	(1.53)	18.08	(4.25)	3,427	.54		1.41
12/31/14	21.22	.30		(.81)	(.51)	(.36)	—	(.36)	20.35	(2.41)	3,282	.54		1.43
12/31/13	17.68	.27		3.59	3.86	(.32)	—	(.32)	21.22	21.91	3,324	.54		1.41
Class 1A:
12/31/17[3,4]	17.17	.09		4.93	5.02	(.29)	(.23)	(.52)	21.67	29.46 [5]	2	.77	[6]	.43	[6]
Class 2:
12/31/17	16.76	.22		5.13	5.35	(.25)	(.23)	(.48)	21.63	32.14	4,422	.78		1.10
12/31/16	18.02	.23		.30	.53	(.24)	(1.55)	(1.79)	16.76	3.53	3,710	.79		1.35
12/31/15	20.29	.24		(1.03)	(.79)	(.30)	(1.18)	(1.48)	18.02	(4.53)	3,978	.79		1.17
12/31/14	21.15	.25		(.81)	(.56)	(.30)	—	(.30)	20.29	(2.65)	4,374	.79		1.19
12/31/13	17.62	.22		3.58	3.80	(.27)	—	(.27)	21.15	21.64	5,916	.79		1.15
Class 3:
12/31/17	16.85	.23		5.17	5.40	(.27)	(.23)	(.50)	21.75	32.23	31	.71		1.17
12/31/16	18.11	.24		.30	.54	(.25)	(1.55)	(1.80)	16.85	3.57	27	.72		1.42
12/31/15	20.38	.25		(1.03)	(.78)	(.31)	(1.18)	(1.49)	18.11	(4.44)	32	.72		1.24
12/31/14	21.24	.27		(.82)	(.55)	(.31)	—	(.31)	20.38	(2.56)	38	.72		1.28
12/31/13	17.70	.23		3.59	3.82	(.28)	—	(.28)	21.24	21.67	46	.72		1.22
Class 4:
12/31/17	16.64	.11		5.16	5.27	(.26)	(.23)	(.49)	21.42	31.89	289	1.03		.55
12/31/16	17.93	.18		.29	.47	(.21)	(1.55)	(1.76)	16.64	3.21	66	1.04		1.03
12/31/15	20.23	.17		(1.00)	(.83)	(.29)	(1.18)	(1.47)	17.93	(4.75)	46	1.04		.88
12/31/14	21.16	.07		(.68)	(.61)	(.32)	—	(.32)	20.23	(2.88)	18	1.04		.31
12/31/13	17.68	(.01)		3.79	3.78	(.30)	—	(.30)	21.16	21.48	2	1.04		(.07)

188  American Funds Insurance Series

		Income (loss) from investment operations[1]				Dividends and distributions
Period ended	Net asset value, beginning of period	Net investment income (loss)		Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return	Net assets, end of period (in millions)		Ratio of expenses to average net assets		Ratio of net income (loss) to average net assets

New World Fund
Class 1:
12/31/17	$19.72	$.26		$5.59	$5.85	$(.27)	$—	$(.27)	$25.30	29.73%	$2,050		.77%		1.14%
12/31/16	18.87	.24		.81	1.05	(.20)	—	(.20)	19.72	5.59	1,743		.78		1.25
12/31/15	20.72	.19		(.71)	(.52)	(.17)	(1.16)	(1.33)	18.87	(2.96)	1,562		.79		.92
12/31/14	25.08	.29	[2]	(1.92)	(1.63)	(.29)	(2.44)	(2.73)	20.72	(7.63)	1,433		.78		1.23	[2]
12/31/13	22.93	.34		2.31	2.65	(.39)	(.11)	(.50)	25.08	11.66	1,388		.78		1.45
Class 1A:
12/31/17[3,4]	20.14	.13		5.24	5.37	(.26)	—	(.26)	25.25	26.72 [5]	1		1.00	[6]	.53	[6]
Class 2:
12/31/17	19.54	.20		5.55	5.75	(.22)	—	(.22)	25.07	29.44	1,055		1.02		.89
12/31/16	18.71	.19		.79	.98	(.15)	—	(.15)	19.54	5.26	911		1.03		1.00
12/31/15	20.54	.14		(.69)	(.55)	(.12)	(1.16)	(1.28)	18.71	(3.14)	961		1.04		.68
12/31/14	24.88	.24	[2]	(1.91)	(1.67)	(.23)	(2.44)	(2.67)	20.54	(7.87)	1,084		1.03		1.01	[2]
12/31/13	22.75	.28		2.29	2.57	(.33)	(.11)	(.44)	24.88	11.38	1,307		1.03		1.22
Class 4:
12/31/17	19.51	.14		5.52	5.66	(.18)	—	(.18)	24.99	29.06	427		1.27		.61
12/31/16	18.69	.14		.80	.94	(.12)	—	(.12)	19.51	5.04	240		1.28		.75
12/31/15	20.56	.08		(.68)	(.60)	(.11)	(1.16)	(1.27)	18.69	(3.37)	171		1.29		.39
12/31/14	24.99	.09	[2]	(1.83)	(1.74)	(.25)	(2.44)	(2.69)	20.56	(8.13)	64		1.28		.40	[2]
12/31/13	22.93	.14		2.41	2.55	(.38)	(.11)	(.49)	24.99	11.20	8		1.29		.56

Blue Chip Income and Growth Fund
Class 1:
12/31/17	$13.53	$.32		$1.96	$2.28	$(.32)	$(.53)	$(.85)	$14.96	17.30%	$5,581		.41%		2.27%
12/31/16	12.62	.31		1.97	2.28	(.29)	(1.08)	(1.37)	13.53	19.06	5,099		.41		2.39
12/31/15	14.69	.31		(.64)	(.33)	(.29)	(1.45)	(1.74)	12.62	(2.72)	3,638		.41		2.23
12/31/14	13.12	.46	[2]	1.59	2.05	(.48)	—	(.48)	14.69	15.69	3,542		.42		3.31	[2]
12/31/13	10.05	.27		3.06	3.33	(.26)	—	(.26)	13.12	33.26	2,814		.42		2.27
Class 1A:
12/31/17[3,4]	13.75	.28		1.75	2.03	(.31)	(.53)	(.84)	14.94	15.21 [5]	1		.65	[6]	2.01	[6]
Class 2:
12/31/17	13.39	.28		1.94	2.22	(.28)	(.53)	(.81)	14.80	17.04	3,551		.66		2.02
12/31/16	12.51	.28		1.94	2.22	(.26)	(1.08)	(1.34)	13.39	18.70	3,412		.66		2.16
12/31/15	14.57	.27		(.62)	(.35)	(.26)	(1.45)	(1.71)	12.51	(2.93)	3,228		.66		1.97
12/31/14	13.02	.44	[2]	1.55	1.99	(.44)	—	(.44)	14.57	15.36	3,722		.67		3.14	[2]
12/31/13	9.97	.23		3.05	3.28	(.23)	—	(.23)	13.02	33.00	3,755		.67		2.03
Class 4:
12/31/17	13.39	.25		1.93	2.18	(.27)	(.53)	(.80)	14.77	16.70	247		.91		1.76
12/31/16	12.53	.24		1.96	2.20	(.26)	(1.08)	(1.34)	13.39	18.49	132		.91		1.81
12/31/15	14.63	.24		(.63)	(.39)	(.26)	(1.45)	(1.71)	12.53	(3.21)	32		.91		1.75
12/31/14	13.12	.34	[2]	1.63	1.97	(.46)	—	(.46)	14.63	15.13	9		.92		2.33	[2]
12/31/13	10.05	.18		3.15	3.33	(.26)	—	(.26)	13.12	33.27	—	[7]	.86		1.39

See end of tables for footnotes.

American Funds Insurance Series  189

Financial highlights (continued)

		Income (loss) from investment operations[1]				Dividends and distributions
Period ended	Net asset value, beginning of period	Net investment income (loss)		Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return	Net assets, end of period (in millions)		Ratio of expenses to average net assets		Ratio of net income (loss) to average net assets

Global Growth and Income Fund
Class 1:
12/31/17	$13.02	$.35		$3.06	$3.41	$(.36)	$(.26)	$(.62)	$15.81	26.40%	$485		.63%		2.43%
12/31/16	12.35	.28		.66	.94	(.27)	—	(.27)	13.02	7.61	571		.63		2.18
12/31/15	12.78	.36		(.50)	(.14)	(.29)	—	(.29)	12.35	(1.14)	293		.64		2.79
12/31/14	12.53	.43	[2]	.31	.74	(.49)	—	(.49)	12.78	6.00	200		.63		3.34	[2]
12/31/13	10.56	.39		2.00	2.39	(.42)	—	(.42)	12.53	22.81	206		.62		3.35
Class 1A:
12/31/17[3,4]	13.21	.18		3.03	3.21	(.35)	(.26)	(.61)	15.81	24.54 [5]	—	[7]	.84	[6]	1.20	[6]
Class 2:
12/31/17	13.00	.31		3.05	3.36	(.32)	(.26)	(.58)	15.78	26.06	1,538		.88		2.11
12/31/16	12.33	.25		.65	.90	(.23)	—	(.23)	13.00	7.34	1,405		.88		1.98
12/31/15	12.75	.22		(.39)	(.17)	(.25)	—	(.25)	12.33	(1.34)	1,479		.89		1.73
12/31/14	12.51	.41	[2]	.29	.70	(.46)	—	(.46)	12.75	5.64	1,685		.88		3.22	[2]
12/31/13	10.54	.36		2.00	2.36	(.39)	—	(.39)	12.51	22.54	1,822		.87		3.09
Class 4:
12/31/17	12.89	.22		3.08	3.30	(.33)	(.26)	(.59)	15.60	25.83	79		1.14		1.49
12/31/16	12.26	.21		.65	.86	(.23)	—	(.23)	12.89	7.04	16		1.13		1.63
12/31/15	12.71	.17		(.37)	(.20)	(.25)	—	(.25)	12.26	(1.60)	5		1.14		1.32
12/31/14	12.50	.30	[2]	.37	.67	(.46)	—	(.46)	12.71	5.41	1		1.13		2.30	[2]
12/31/13	10.55	.28		2.09	2.37	(.42)	—	(.42)	12.50	22.60	1		1.12		2.27

Growth-Income Fund
Class 1:
12/31/17	$44.41	$.81		$8.89	$9.70	$(.78)	$(3.11)	$(3.89)	$50.22	22.68%	$15,765		.28%		1.69%
12/31/16	45.40	.79		4.09	4.88	(.75)	(5.12)	(5.87)	44.41	11.80	12,588		.29		1.79
12/31/15	52.76	.79		.37	1.16	(.75)	(7.77)	(8.52)	45.40	1.72	10,747		.29		1.59
12/31/14	50.72	.81		4.57	5.38	(.80)	(2.54)	(3.34)	52.76	10.91	10,812		.29		1.56
12/31/13	38.48	.66		12.31	12.97	(.73)	—	(.73)	50.72	33.82	9,857		.29		1.49
Class 1A:
12/31/17[3,4]	45.39	.67		7.96	8.63	(.76)	(3.11)	(3.87)	50.15	19.83 [5]	2		.52	[6]	1.41	[6]
Class 2:
12/31/17	44.00	.68		8.80	9.48	(.66)	(3.11)	(3.77)	49.71	22.38	13,930		.53		1.45
12/31/16	45.04	.67		4.05	4.72	(.64)	(5.12)	(5.76)	44.00	11.51	12,854		.54		1.54
12/31/15	52.41	.66		.37	1.03	(.63)	(7.77)	(8.40)	45.04	1.45	12,895		.54		1.34
12/31/14	50.40	.67		4.55	5.22	(.67)	(2.54)	(3.21)	52.41	10.63	14,337		.54		1.31
12/31/13	38.24	.55		12.23	12.78	(.62)	—	(.62)	50.40	33.50	14,980		.54		1.25
Class 3:
12/31/17	44.47	.72		8.90	9.62	(.69)	(3.11)	(3.80)	50.29	22.47	168		.46		1.52
12/31/16	45.46	.71		4.09	4.80	(.67)	(5.12)	(5.79)	44.47	11.59	156		.47		1.61
12/31/15	52.82	.70		.37	1.07	(.66)	(7.77)	(8.43)	45.46	1.53	161		.47		1.41
12/31/14	50.77	.71		4.59	5.30	(.71)	(2.54)	(3.25)	52.82	10.71	185		.47		1.38
12/31/13	38.52	.58		12.32	12.90	(.65)	—	(.65)	50.77	33.58	193		.47		1.32
Class 4:
12/31/17	43.73	.56		8.73	9.29	(.60)	(3.11)	(3.71)	49.31	22.08	827		.78		1.19
12/31/16	44.82	.56		4.02	4.58	(.55)	(5.12)	(5.67)	43.73	11.25	495		.79		1.29
12/31/15	52.39	.58		.33	.91	(.71)	(7.77)	(8.48)	44.82	1.21	410		.79		1.25
12/31/14	50.56	.58		4.51	5.09	(.72)	(2.54)	(3.26)	52.39	10.34	30		.79		1.11
12/31/13	38.47	.45		12.33	12.78	(.69)	—	(.69)	50.56	33.32	3		.79		.96

190  American Funds Insurance Series

		Income (loss) from investment operations[1]				Dividends and distributions
Period ended	Net asset value, beginning of period	Net investment income (loss)		Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return	Net assets, end of period (in millions)		Ratio of expenses to average net assets		Ratio of net income (loss) to average net assets

International Growth and Income Fund
Class 1:
12/31/17	$14.48	$.46		$3.20	$3.66	$(.42)	$—	$(.42)	$17.72	25.31%	$1,121		.66%		2.75%
12/31/16	14.72	.43		(.19)	.24	(.42)	(.06)	(.48)	14.48	1.71	820		.68		2.93
12/31/15	16.27	.42		(1.25)	(.83)	(.38)	(.34)	(.72)	14.72	(5.34)	707		.68		2.60
12/31/14	17.48	.58	[2]	(1.09)	(.51)	(.53)	(.17)	(.70)	16.27	(2.93)	740		.68		3.32	[2]
12/31/13	15.29	.44		2.50	2.94	(.47)	(.28)	(.75)	17.48	19.39	696		.69		2.63
Class 1A:
12/31/17[3,4]	14.69	.34		3.08	3.42	(.41)	—	(.41)	17.70	23.36 [5]	2		.91	[6]	1.99	[6]
Class 2:
12/31/17	14.43	.43		3.17	3.60	(.37)	—	(.37)	17.66	25.03	276		.91		2.60
12/31/16	14.68	.40		(.21)	.19	(.38)	(.06)	(.44)	14.43	1.44	244		.93		2.72
12/31/15	16.22	.38		(1.24)	(.86)	(.34)	(.34)	(.68)	14.68	(5.60)	254		.93		2.32
12/31/14	17.43	.56	[2]	(1.10)	(.54)	(.50)	(.17)	(.67)	16.22	(3.15)	248		.93		3.21	[2]
12/31/13	15.25	.38		2.51	2.89	(.43)	(.28)	(.71)	17.43	19.09	257		.94		2.28
Class 4:
12/31/17	14.38	.37		3.18	3.55	(.35)	—	(.35)	17.58	24.72	63		1.16		2.24
12/31/16	14.63	.36		(.19)	.17	(.36)	(.06)	(.42)	14.38	1.18	37		1.18		2.43
12/31/15	16.19	.33		(1.23)	(.90)	(.32)	(.34)	(.66)	14.63	(5.82)	32		1.18		2.02
12/31/14	17.45	.26	[2]	(.85)	(.59)	(.50)	(.17)	(.67)	16.19	(3.39)	20		1.18		1.52	[2]
12/31/13	15.29	.03		2.87	2.90	(.46)	(.28)	(.74)	17.45	19.16	1		1.19		.18

Capital Income Builder
Class 1:
12/31/17	$9.46	$.32		$.93	$1.25	$(.31)	$—	$(.31)	$10.40	13.29%	$254		.54%		3.21%
12/31/16	9.40	.32		.07	.39	(.33)	—	(.33)	9.46	4.17	156		.54		3.39
12/31/15	9.81	.28		(.40)	(.12)	(.29)	—	(.29)	9.40	(1.23)	80		.56		2.88
12/31/14[3,10]	10.00	.19		(.18)	.01	(.19)	(.01)	(.20)	9.81	.12 [5]	20		.56	[6]	2.87	[6]
Class 1A:
12/31/17[3,4]	9.57	.27		.84	1.11	(.29)	—	(.29)	10.39	11.72 [5]	1		.79	[6]	2.63	[6]
Class 2:
12/31/17	9.46	.29		.93	1.22	(.28)	—	(.28)	10.40	13.04	1		.79		2.82
12/31/16	9.40	.27		.11	.38	(.32)	—	(.32)	9.46	4.08	—	[7]	.80		2.82
12/31/15	9.81	.31		(.43)	(.12)	(.29)	—	(.29)	9.40	(1.23)[11]	—	[7]	.46	[11]	3.12	[11]
12/31/14[3,10]	10.00	.20		(.19)	.01	(.19)	(.01)	(.20)	9.81	.12 [5,11]	—	[7]	.47	[6,11]	2.94	[6,11]
Class 4:
12/31/17	9.45	.27		.92	1.19	(.26)	—	(.26)	10.38	12.65	338		1.04		2.72
12/31/16	9.38	.27		.08	.35	(.28)	—	(.28)	9.45	3.78	256		1.04		2.88
12/31/15	9.80	.25		(.42)	(.17)	(.25)	—	(.25)	9.38	(1.79)	157		1.05		2.55
12/31/14[3,10]	10.00	.14		(.16)	(.02)	(.17)	(.01)	(.18)	9.80	(.21)[5]	55		1.06	[6]	2.08	[6]

See end of tables for footnotes.

American Funds Insurance Series  191

Financial highlights (continued)

		Income (loss) from investment operations[1]				Dividends and distributions
Period ended	Net asset value, beginning of period	Net investment income (loss)		Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return	Net assets, end of period (in millions)		Ratio of expenses to average net assets		Ratio of net income (loss) to average net assets

Asset Allocation Fund
Class 1:
12/31/17	$21.68	$.44		$3.06	$3.50	$(.41)	$(1.06)	$(1.47)	$23.71	16.51%	$16,556		.29%		1.90%
12/31/16	20.62	.42		1.54	1.96	(.39)	(.51)	(.90)	21.68	9.69	13,008		.29		1.97
12/31/15	22.23	.40		(.02)	.38	(.40)	(1.59)	(1.99)	20.62	1.64	10,913		.29		1.85
12/31/14	22.49	.44		.81	1.25	(.39)	(1.12)	(1.51)	22.23	5.66	11,997		.30		1.95
12/31/13	18.43	.35		4.07	4.42	(.36)	—	(.36)	22.49	24.04	10,515		.31		1.71
Class 1A:
12/31/17[3,4]	21.97	.39		2.78	3.17	(.39)	(1.06)	(1.45)	23.69	14.78 [5]	4		.53	[6]	1.69	[6]
Class 2:
12/31/17	21.49	.37		3.04	3.41	(.35)	(1.06)	(1.41)	23.49	16.23	5,480		.54		1.64
12/31/16	20.45	.36		1.53	1.89	(.34)	(.51)	(.85)	21.49	9.41	5,144		.54		1.72
12/31/15	22.06	.34		(.01)	.33	(.35)	(1.59)	(1.94)	20.45	1.40	5,008		.54		1.60
12/31/14	22.33	.37		.81	1.18	(.33)	(1.12)	(1.45)	22.06	5.40	5,494		.55		1.69
12/31/13	18.31	.30		4.03	4.33	(.31)	—	(.31)	22.33	23.69	5,760		.56		1.47
Class 3:
12/31/17	21.70	.39		3.07	3.46	(.37)	(1.06)	(1.43)	23.73	16.29	38		.47		1.72
12/31/16	20.64	.38		1.54	1.92	(.35)	(.51)	(.86)	21.70	9.49	35		.47		1.79
12/31/15	22.25	.36		(.02)	.34	(.36)	(1.59)	(1.95)	20.64	1.46	36		.47		1.67
12/31/14	22.51	.39		.81	1.20	(.34)	(1.12)	(1.46)	22.25	5.47	40		.48		1.76
12/31/13	18.45	.32		4.06	4.38	(.32)	—	(.32)	22.51	23.81	42		.49		1.54
Class 4:
12/31/17	21.43	.32		3.02	3.34	(.31)	(1.06)	(1.37)	23.40	15.91	3,582		.79		1.40
12/31/16	20.40	.31		1.53	1.84	(.30)	(.51)	(.81)	21.43	9.16	2,861		.79		1.47
12/31/15	22.11	.30		(.02)	.28	(.40)	(1.59)	(1.99)	20.40	1.14	2,414		.79		1.45
12/31/14	22.46	.34		.79	1.13	(.36)	(1.12)	(1.48)	22.11	5.16	32		.80		1.55
12/31/13	18.43	.27		4.12	4.39	(.36)	—	(.36)	22.46	23.89	1		.79		1.22

Global Balanced Fund
Class 1:
12/31/17	$11.08	$.21		$1.99	$2.20	$(.15)	$(.38)	$(.53)	$12.75	19.91%	$93		.72%		1.68%
12/31/16	10.74	.19		.32	.51	(.17)	—	(.17)	11.08	4.73	64		.72		1.73
12/31/15	11.11	.20		(.28)	(.08)	(.14)	(.15)	(.29)	10.74	(.69)	47		.72		1.80
12/31/14	11.37	.25	[2]	(.03)	.22	(.18)	(.30)	(.48)	11.11	1.87	37		.71		2.14	[2]
12/31/13	10.34	.22		1.07	1.29	(.18)	(.08)	(.26)	11.37	12.56	36		.70		2.05
Class 1A:
12/31/17[3,4]	11.18	.16		1.92	2.08	(.14)	(.38)	(.52)	12.74	18.71 [5]	—	[7]	.94	[6]	1.27	[6]
Class 2:
12/31/17	11.06	.18		1.98	2.16	(.12)	(.38)	(.50)	12.72	19.57	210		.96		1.43
12/31/16	10.72	.16		.32	.48	(.14)	—	(.14)	11.06	4.48	178		.97		1.48
12/31/15	11.09	.18		(.28)	(.10)	(.12)	(.15)	(.27)	10.72	(.95)	171		.97		1.60
12/31/14	11.35	.22	[2]	(.03)	.19	(.15)	(.30)	(.45)	11.09	1.63	179		.96		1.88	[2]
12/31/13	10.33	.20		1.06	1.26	(.16)	(.08)	(.24)	11.35	12.23	156		.95		1.79
Class 4:
12/31/17	11.00	.13		1.99	2.12	(.11)	(.38)	(.49)	12.63	19.38	51		1.22		1.07
12/31/16	10.69	.12		.33	.45	(.14)	—	(.14)	11.00	4.21	10		1.24		1.12
12/31/15	11.09	.06		(.17)	(.11)	(.14)	(.15)	(.29)	10.69	(1.00)	1		1.34		.58
12/31/14	11.35	.24	[2]	(.02)	.22	(.18)	(.30)	(.48)	11.09	1.88 [11]	—	[7]	.67	[11]	2.07	[2,11]
12/31/13	10.33	.22		1.06	1.28	(.18)	(.08)	(.26)	11.35	12.49 [11]	—	[7]	.71	[11]	1.98	[11]

192  American Funds Insurance Series

		Income (loss) from investment operations[1]			Dividends and distributions
Period ended	Net asset value, beginning of period	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return	Net assets, end of period (in millions)		Ratio of expenses to average net assets		Ratio of net income (loss) to average net assets

Bond Fund
Class 1:
12/31/17	$10.80	$.24	$.18	$.42	$(.24)	$(.16)	$(.40)	$10.82	3.88%	$6,434		.38%		2.19%
12/31/16	10.70	.21	.14	.35	(.21)	(.04)	(.25)	10.80	3.27	6,829		.38		1.91
12/31/15	11.08	.22	(.17)	.05	(.21)	(.22)	(.43)	10.70	.45	5,731		.38		1.95
12/31/14	10.73	.23	.37	.60	(.25)	— [8]	(.25)	11.08	5.59	4,977		.39		2.03
12/31/13	11.29	.22	(.43)	(.21)	(.23)	(.12)	(.35)	10.73	(1.89)	4,506		.39		2.01
Class 1A:
12/31/17[3,4]	10.82	.22	.15	.37	(.23)	(.16)	(.39)	10.80	3.46 [5]	1		.62	[6]	2.01	[6]
Class 2:
12/31/17	10.67	.21	.18	.39	(.21)	(.16)	(.37)	10.69	3.67	3,966		.63		1.94
12/31/16	10.58	.18	.13	.31	(.18)	(.04)	(.22)	10.67	2.95	3,959		.63		1.65
12/31/15	10.95	.18	(.15)	.03	(.18)	(.22)	(.40)	10.58	.28	4,135		.63		1.69
12/31/14	10.61	.20	.36	.56	(.22)	— [8]	(.22)	10.95	5.28	4,565		.64		1.79
12/31/13	11.17	.19	(.43)	(.24)	(.20)	(.12)	(.32)	10.61	(2.16)	4,763		.64		1.76
Class 4:
12/31/17	10.70	.19	.16	.35	(.21)	(.16)	(.37)	10.68	3.29	297		.88		1.72
12/31/16	10.61	.15	.15	.30	(.17)	(.04)	(.21)	10.70	2.80	102		.88		1.41
12/31/15	11.01	.16	(.16)	—	(.18)	(.22)	(.40)	10.61	(.08)	59		.88		1.47
12/31/14	10.69	.16	.39	.55	(.23)	— [8]	(.23)	11.01	5.15	29		.89		1.43
12/31/13	11.29	.17	(.43)	(.26)	(.22)	(.12)	(.34)	10.69	(2.34)	3		.89		1.58

Global Bond Fund
Class 1:
12/31/17	$11.22	$.28	$.52	$.80	$(.07)	$(.07)	$(.14)	$11.88	7.11%	$1,273		.56%		2.37%
12/31/16	11.01	.26	.06	.32	(.09)	(.02)	(.11)	11.22	2.92	1,115		.57		2.26
12/31/15	11.77	.27	(.71)	(.44)	(.01)	(.31)	(.32)	11.01	(3.75)	1,032		.57		2.34
12/31/14	11.88	.29	(.08)	.21	(.21)	(.11)	(.32)	11.77	1.71	1,194		.57		2.35
12/31/13	12.32	.28	(.58)	(.30)	—	(.14)	(.14)	11.88	(2.40)	1,093		.56		2.37
Class 1A:
12/31/17[3,4]	11.22	.26	.52	.78	(.06)	(.07)	(.13)	11.87	7.00 [5]	—	[7]	.72	[6]	2.27	[6]
Class 2:
12/31/17	11.14	.25	.51	.76	(.04)	(.07)	(.11)	11.79	6.86	1,164		.81		2.12
12/31/16	10.93	.23	.07	.30	(.07)	(.02)	(.09)	11.14	2.71	1,121		.82		2.01
12/31/15	11.72	.24	(.71)	(.47)	(.01)	(.31)	(.32)	10.93	(4.07)	1,208		.82		2.09
12/31/14	11.81	.26	(.09)	.17	(.15)	(.11)	(.26)	11.72	1.39	1,386		.82		2.11
12/31/13	12.27	.25	(.57)	(.32)	—	(.14)	(.14)	11.81	(2.58)	1,496		.81		2.11
Class 4:
12/31/17	11.08	.22	.51	.73	(.04)	(.07)	(.11)	11.70	6.63	31		1.06		1.89
12/31/16	10.89	.20	.06	.26	(.05)	(.02)	(.07)	11.08	2.42	12		1.07		1.76
12/31/15	11.70	.21	(.71)	(.50)	— [8]	(.31)	(.31)	10.89	(4.27)	6		1.07		1.86
12/31/14	11.87	.20	(.05)	.15	(.21)	(.11)	(.32)	11.70	1.16	4		1.09		1.66
12/31/13	12.31	.27	(.57)	(.30)	—	(.14)	(.14)	11.87	(2.41)	—	[7]	.79		2.25

See end of tables for footnotes.

American Funds Insurance Series  193

Financial highlights (continued)

		Income (loss) from investment operations[1]				Dividends and distributions
Period ended	Net asset value, beginning of period	Net investment income (loss)		Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return	Net assets, end of period (in millions)		Ratio of expenses to average net assets		Ratio of net income (loss) to average net assets

High-Income Bond Fund
Class 1:
12/31/17	$10.18	$.63		$.10	$.73	$(.72)	$—	$(.72)	$10.19	7.25%	$632		.49%		5.98%
12/31/16	9.19	.61		1.02	1.63	(.64)	—	(.64)	10.18	17.83	949		.49		6.18
12/31/15	10.54	.64		(1.36)	(.72)	(.63)	—	(.63)	9.19	(6.94)	1,017		.48		6.12
12/31/14	11.13	.67		(.59)	.08	(.67)	—	(.67)	10.54	.80	1,017		.48		5.90
12/31/13	11.16	.75		.01	.76	(.79)	—	(.79)	11.13	6.89	856		.48		6.54
Class 1A:
12/31/17[3,4]	10.28	.60		.02	.62	(.72)	—	(.72)	10.18	6.02 [5]	—	[7]	.72	[6]	5.74	[6]
Class 2:
12/31/17	10.04	.59		.10	.69	(.70)	—	(.70)	10.03	6.89	776		.74		5.72
12/31/16	9.06	.58		1.01	1.59	(.61)	—	(.61)	10.04	17.69	799		.74		5.92
12/31/15	10.41	.60		(1.35)	(.75)	(.60)	—	(.60)	9.06	(7.30)	765		.73		5.85
12/31/14	10.99	.63		(.57)	.06	(.64)	—	(.64)	10.41	.63	929		.73		5.67
12/31/13	11.03	.71		.01	.72	(.76)	—	(.76)	10.99	6.60	1,061		.73		6.29
Class 3:
12/31/17	10.22	.61		.10	.71	(.70)	—	(.70)	10.23	7.02	12		.67		5.79
12/31/16	9.22	.59		1.03	1.62	(.62)	—	(.62)	10.22	17.68	13		.67		5.99
12/31/15	10.57	.62		(1.37)	(.75)	(.60)	—	(.60)	9.22	(7.13)	12		.66		5.91
12/31/14	11.16	.65		(.59)	.06	(.65)	—	(.65)	10.57	.59	16		.66		5.74
12/31/13	11.18	.73		.02	.75	(.77)	—	(.77)	11.16	6.77	19		.66		6.36
Class 4:
12/31/17	10.79	.61		.10	.71	(.68)	—	(.68)	10.82	6.63	34		.99		5.46
12/31/16	9.73	.60		1.07	1.67	(.61)	—	(.61)	10.79	17.29	21		.99		5.55
12/31/15	11.05	.62		(1.43)	(.81)	(.51)	—	(.51)	9.73	(7.42)	1		.98		5.51
12/31/14	11.12	.63		(.59)	.04	(.11)	—	(.11)	11.05	.35	—	[7]	.98		5.49
12/31/13	11.16	.67		.08	.75	(.79)	—	(.79)	11.12	6.81	—	[7]	.93		5.82

Mortgage Fund
Class 1:
12/31/17	$10.56	$.16		$— [8]	$.16	$(.18)	$(.07)	$(.25)	$10.47	1.47%	$265		.47%		1.52%
12/31/16	10.61	.15		.11	.26	(.20)	(.11)	(.31)	10.56	2.50	269		.46		1.39
12/31/15	10.70	.10		.13	.23	(.18)	(.14)	(.32)	10.61	2.09	272		.45		.89
12/31/14	10.23	.12		.45	.57	(.10)	—	(.10)	10.70	5.54	292		.45		1.12
12/31/13	10.47	.04		(.18)	(.14)	(.08)	(.02)	(.10)	10.23	(1.41)	198		.44		.35
Class 1A:
12/31/17[3,4]	10.55	.14		— [8]	.14	(.16)	(.07)	(.23)	10.46	1.31 [5]	—	[7]	.70	[6]	1.38	[6]
Class 2:
12/31/17	10.54	.14		(.01)	.13	(.15)	(.07)	(.22)	10.45	1.22	63		.72		1.27
12/31/16	10.59	.12		.12	.24	(.18)	(.11)	(.29)	10.54	2.25	63		.71		1.14
12/31/15	10.68	.07		.13	.20	(.15)	(.14)	(.29)	10.59	1.86	59		.70		.65
12/31/14	10.22	.10		.44	.54	(.08)	—	(.08)	10.68	5.23	52		.70		.91
12/31/13	10.46	—	[8]	(.17)	(.17)	(.05)	(.02)	(.07)	10.22	(1.68)	49		.69		(.02)
Class 4:
12/31/17	10.48	.11		— [8]	.11	(.14)	(.07)	(.21)	10.38	.97	12		.97		1.03
12/31/16	10.52	.09		.12	.21	(.14)	(.11)	(.25)	10.48	2.01	8		.96		.86
12/31/15	10.65	.04		.14	.18	(.17)	(.14)	(.31)	10.52	1.62	11		.97		.37
12/31/14	10.23	.05		.46	.51	(.09)	—	(.09)	10.65	4.98	1		.94		.47
12/31/13	10.47	.02		(.16)	(.14)	(.08)	(.02)	(.10)	10.23	(1.41)[11]	—	[7]	.38	[11]	.23	[11]

194  American Funds Insurance Series

		Income (loss) from investment operations[1]				Dividends and distributions
Period ended	Net asset value, beginning of period	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)		Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return	Net assets, end of period (in millions)		Ratio of expenses to average net assets		Ratio of net income (loss) to average net assets

Ultra-Short Bond Fund
Class 1:
12/31/17	$11.27	$.08	$(.01)		$.07	$(.05)	$—	$(.05)	$11.29	.66%	$37		.35%		.68%
12/31/16[12]	11.26	.01	—	[8]	.01	—	—	—	11.27	.09	37		.35		.11
12/31/15	11.28	(.03)	.01		(.02)	—	—	—	11.26	(.18)	39		.34		(.24)
12/31/14	11.31	(.03)	—		(.03)	—	—	—	11.28	(.27)	49		.34		(.26)
12/31/13	11.34	(.03)	—	[8]	(.03)	—	—	—	11.31	(.27)	57		.34		(.24)
Class 1A:
12/31/17[3,4]	11.27	.08	—	[8]	.08	(.06)	—	(.06)	11.29	.67 [5]	—	[7]	.34	[6]	.69 [6]
Class 2:
12/31/17	10.99	.05	—	[8]	.05	(.03)	—	(.03)	11.01	.46	249		.60		.42
12/31/16[12]	11.01	(.02)	—	[8]	(.02)	—	—	—	10.99	(.18)	297		.60		(.14)
12/31/15	11.06	(.05)	—	[8]	(.05)	—	—	—	11.01	(.45)	302		.59		(.49)
12/31/14	11.12	(.06)	—		(.06)	—	—	—	11.06	(.54)	331		.59		(.51)
12/31/13	11.17	(.05)	—	[8]	(.05)	—	—	—	11.12	(.45)	395		.59		(.49)
Class 3:
12/31/17	11.10	.06	—	[8]	.06	(.04)	—	(.04)	11.12	.54	4		.53		.50
12/31/16[12]	11.11	(.01)	—	[8]	(.01)	—	—	—	11.10	(.09)	4		.53		(.08)
12/31/15	11.16	(.05)	—	[8]	(.05)	—	—	—	11.11	(.45)	6		.52		(.42)
12/31/14	11.21	(.05)	—		(.05)	—	—	—	11.16	(.45)	8		.52		(.44)
12/31/13	11.26	(.05)	—	[8]	(.05)	—	—	—	11.21	(.44)	8		.52		(.42)
Class 4:
12/31/17	11.12	.02	—	[8]	.02	(.01)	—	(.01)	11.13	.16	15		.85		.19
12/31/16[12]	11.17	(.04)	(.01)		(.05)	—	—	—	11.12	(.45)	13		.85		(.40)
12/31/15	11.25	(.08)	—	[8]	(.08)	—	—	—	11.17	(.71)	16		.85		(.74)
12/31/14	11.30	(.09)	.04		(.05)	—	—	—	11.25	(.44)	7		.84		(.77)
12/31/13	11.34	(.04)	—	[8]	(.04)	—	—	—	11.30	(.35)[11]	—	[7]	.37	[11]	(.32)[11]

See end of tables for footnotes.

American Funds Insurance Series  195

Financial highlights (continued)

		Income (loss) from investment operations[1]			Dividends and distributions
Period ended	Net asset value, beginning of period	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return	Net assets, end of period (in millions)		Ratio of expenses to average net assets		Ratio of net income (loss) to average net assets

U.S. Government/AAA-Rated Securities Fund
Class 1:
12/31/17	$12.05	$.21	$.01	$.22	$(.19)	$—	$(.19)	$12.08	1.83%	$1,558		.36%		1.68%
12/31/16	12.31	.16	.03	.19	(.20)	(.25)	(.45)	12.05	1.44	1,467		.36		1.31
12/31/15	12.40	.13	.09	.22	(.21)	(.10)	(.31)	12.31	1.93	1,426		.35		1.02
12/31/14	11.94	.15	.48	.63	(.17)	—	(.17)	12.40	5.24	1,723		.35		1.24
12/31/13	12.75	.08	(.44)	(.36)	(.11)	(.34)	(.45)	11.94	(2.87)	1,584		.35		.67
Class 1A:
12/31/17[3,4]	12.05	.18	.03	.21	(.18)	—	(.18)	12.08	1.73 [5]	—	[7]	.58	[6]	1.53	[6]
Class 2:
12/31/17	11.93	.17	.02	.19	(.16)	—	(.16)	11.96	1.59	1,473		.61		1.43
12/31/16	12.20	.13	.02	.15	(.17)	(.25)	(.42)	11.93	1.19	1,503		.61		1.05
12/31/15	12.29	.10	.09	.19	(.18)	(.10)	(.28)	12.20	1.59	1,579		.60		.79
12/31/14	11.83	.12	.47	.59	(.13)	—	(.13)	12.29	5.01	1,717		.60		1.00
12/31/13	12.63	.05	(.43)	(.38)	(.08)	(.34)	(.42)	11.83	(3.08)	1,801		.60		.42
Class 3:
12/31/17	12.07	.18	.03	.21	(.17)	—	(.17)	12.11	1.72	10		.54		1.50
12/31/16	12.34	.14	.02	.16	(.18)	(.25)	(.43)	12.07	1.24	11		.54		1.12
12/31/15	12.43	.11	.09	.20	(.19)	(.10)	(.29)	12.34	1.64	11		.53		.85
12/31/14	11.96	.13	.48	.61	(.14)	—	(.14)	12.43	5.11	13		.53		1.08
12/31/13	12.76	.06	(.43)	(.37)	(.09)	(.34)	(.43)	11.96	(3.00)	14		.53		.47
Class 4:
12/31/17	11.96	.14	.01	.15	(.13)	—	(.13)	11.98	1.28	62		.86		1.18
12/31/16	12.22	.10	.03	.13	(.14)	(.25)	(.39)	11.96	.99	57		.86		.82
12/31/15	12.34	.07	.08	.15	(.17)	(.10)	(.27)	12.22	1.29	46		.85		.56
12/31/14	11.93	.06	.51	.57	(.16)	—	(.16)	12.34	4.76	21		.85		.50
12/31/13	12.75	.08	(.44)	(.36)	(.12)	(.34)	(.46)	11.93	(2.95)	—	[7]	.84		.68

		Income (loss) from investment operations[1]			Dividends and distributions
Period ended	Net asset value, beginning of period	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[13]		Net assets, end of period (in millions)		Ratio of expenses to average net assets before waivers/ reimbursements		Ratio of expenses to average net assets after waivers/ reimbursements[13]		Net effective expense ratio[13,14]		Ratio of net income to average net assets[13]

Managed Risk Growth Fund
Class P1:
12/31/17	$10.71	$.08	$2.70	$2.78	$(.07)	$(.20)	$(.27)	$13.22	26.23%[11]		$2		.42%[11]		.36%[11]		.70%[11]		.69%[11]
12/31/16	11.49	.08	.20	.28	(.05)	(1.01)	(1.06)	10.71	2.89	[11]	1		.50	[11]	.34	[11]	.68	[11]	.79	[11]
12/31/15	11.37	.09	.03	.12	—	—	—	11.49	1.06	[11]	—	[7]	.53	[11]	.29	[11]	.63	[11]	.80	[11]
12/31/14	11.43	.31	(.06)	.25	(.12)	(.19)	(.31)	11.37	2.18	[11]	—	[7]	.50	[11]	.32	[11]	.65	[11]	2.71	[11]
12/31/13[3,15]	10.00	.12	1.38	1.50	(.07)	—	(.07)	11.43	15.05	[5,11]	—	[7]	.88	[6,11]	.25	[6,11]	.58	[6,11]	1.64	[6,11]
Class P2:
12/31/17	10.64	.04	2.70	2.74	(.04)	(.20)	(.24)	13.14	25.99		286		.69		.63		.97		.34
12/31/16	11.43	.05	.19	.24	(.02)	(1.01)	(1.03)	10.64	2.52		200		.79		.63		.97		.43
12/31/15	11.35	.04	.04	.08	—	—	—	11.43	.71		146		.89		.66		1.00		.31
12/31/14	11.43	.12	.08	.20	(.09)	(.19)	(.28)	11.35	1.77		79		.87		.69		1.02		1.01
12/31/13[3,15]	10.00	.12	1.37	1.49	(.06)	—	(.06)	11.43	14.94	[5,11]	28		1.05	[6,11]	.52	[6,11]	.85	[6,11]	1.69	[6,11]

196  American Funds Insurance Series

		Income (loss) from investment operations[1]			Dividends and distributions
Period ended	Net asset value, beginning of period	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[13]	Net assets, end of period (in millions)		Ratio of expenses to average net assets before waivers/ reimbursements		Ratio of expenses to average net assets after waivers/ reimbursements[13]		Net effective expense ratio[13,14]		Ratio of net income to average net assets[13]

Managed Risk International Fund
Class P1:
12/31/17	$8.89	$.11	$2.47	$2.58	$(.10)	$(.12)	$(.22)	$11.25	29.28%[11]	$—	[7]	.28%[11]		.20%[11]		.69%[11]		1.13%[11]
12/31/16	9.48	.10	(.35)	(.25)	(.12)	(.22)	(.34)	8.89	(2.59)[11]	—	[7]	.39	[11]	.23	[11]	.74	[11]	1.15	[11]
12/31/15	10.10	.18	(.80)	(.62)	— [8]	—	— [8]	9.48	(6.12)[11]	—	[7]	.45	[11]	.21	[11]	.72	[11]	1.75	[11]
12/31/14	10.82	.14	(.71)	(.57)	(.15)	—	(.15)	10.10	(5.31)[11]	—	[7]	.50	[11]	.25	[11]	.76	[11]	1.33	[11]
12/31/13[3,15]	10.00	.13	.78	.91	(.09)	—	(.09)	10.82	9.08 [5,11]	—	[7]	1.05	[6,11]	.23	[6,11]	.73	[6,11]	1.92	[6,11]
Class P2:
12/31/17	8.83	.11	2.41	2.52	(.08)	(.12)	(.20)	11.15	28.69	148		.71		.63		1.12		1.03
12/31/16	9.43	.09	(.38)	(.29)	(.09)	(.22)	(.31)	8.83	(3.05)	97		.79		.63		1.14		.97
12/31/15	10.09	.13	(.79)	(.66)	— [8]	—	— [8]	9.43	(6.52)	83		.90		.66		1.17		1.30
12/31/14	10.82	.16	(.77)	(.61)	(.12)	—	(.12)	10.09	(5.68)	46		.91		.67		1.18		1.51
12/31/13[3,15]	10.00	.18	.72	.90	(.08)	—	(.08)	10.82	8.99 [5,11]	17		1.19	[6,11]	.44	[6,11]	.94	[6,11]	2.66	[6,11]

Managed Risk Blue Chip Income and Growth Fund
Class P1:
12/31/17	$11.67	$.19	$1.59	$1.78	$(.22)	$(.19)	$(.41)	$13.04	15.48%[11]	$—	[7]	.30%[11]		.25%[11]		.64%[11]		1.59%[11]
12/31/16	10.80	.20	1.25	1.45	(.21)	(.37)	(.58)	11.67	13.77 [11]	—	[7]	.43	[11]	.27	[11]	.67	[11]	1.83	[11]
12/31/15	11.70	.19	(1.02)	(.83)	(.07)	—	(.07)	10.80	(7.07)[11]	—	[7]	.50	[11]	.27	[11]	.66	[11]	1.64	[11]
12/31/14	11.05	.40	.55	.95	(.30)	—	(.30)	11.70	8.58 [11]	—	[7]	.50	[11]	.31	[11]	.70	[11]	3.43	[11]
12/31/13[3,15]	10.00	.20	1.01	1.21	(.16)	—	(.16)	11.05	12.16 [5,11]	—	[7]	.84	[6,11]	.24	[6,11]	.64	[6,11]	2.80	[6,11]
Class P2:
12/31/17	11.61	.17	1.55	1.72	(.18)	(.19)	(.37)	12.96	15.03	367		.68		.63		1.02		1.43
12/31/16	10.76	.23	1.18	1.41	(.19)	(.37)	(.56)	11.61	13.39	291		.79		.63		1.03		2.04
12/31/15	11.67	.18	(1.05)	(.87)	(.04)	—	(.04)	10.76	(7.43)	137		.89		.66		1.05		1.57
12/31/14	11.05	.50	.40	.90	(.28)	—	(.28)	11.67	8.10	98		.88		.69		1.08		4.27
12/31/13[3,15]	10.00	.28	.92	1.20	(.15)	—	(.15)	11.05	12.05 [5,11]	26		1.04	[6,11]	.54	[6,11]	.94	[6,11]	3.91	[6,11]

Managed Risk Growth-Income Fund
Class P1:
12/31/17	$11.07	$.19	$2.03	$2.22	$(.13)	$(.50)	$(.63)	$12.66	20.64%[11]	$2		.44%[11]		.37%[11]		.66%[11]		1.61%[11]
12/31/16	11.25	.16	.52	.68	(.16)	(.70)	(.86)	11.07	6.49 [11]	1		.52	[11]	.36	[11]	.64	[11]	1.46	[11]
12/31/15	11.67	.25	(.63)	(.38)	(.04)	—	(.04)	11.25	(3.27)[11]	1		.56	[11]	.31	[11]	.59	[11]	2.17	[11]
12/31/14	11.50	.35	.21	.56	(.14)	(.25)	(.39)	11.67	4.85 [11]	—	[7]	.45	[11]	.25	[11]	.52	[11]	2.94	[11]
12/31/13[3,15]	10.00	.14	1.47	1.61	(.11)	—	(.11)	11.50	16.15 [5,11]	—	[7]	.92	[6,11]	.23	[6,11]	.50	[6,11]	2.01	[6,11]
Class P2:
12/31/17	11.02	.13	2.05	2.18	(.12)	(.50)	(.62)	12.58	20.40	206		.70		.63		.92		1.08
12/31/16	11.22	.12	.52	.64	(.14)	(.70)	(.84)	11.02	6.08	160		.79		.63		.91		1.13
12/31/15	11.65	.12	(.54)	(.42)	(.01)	—	(.01)	11.22	(3.64)	122		.89		.66		.94		1.04
12/31/14	11.50	.16	.35	.51	(.11)	(.25)	(.36)	11.65	4.42	76		.87		.69		.96		1.38
12/31/13[3,15]	10.00	.20	1.40	1.60	(.10)	—	(.10)	11.50	16.04 [5,11]	24		1.09	[6,11]	.50	[6,11]	.77	[6,11]	2.73	[6,11]
See end of tables for footnotes.

American Funds Insurance Series  197

Financial highlights (continued)

		Income (loss) from investment operations[1]			Dividends and distributions
Period ended	Net asset value, beginning of period	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[13]	Net assets, end of period (in millions)	Ratio of expenses to average net assets before waivers/ reimbursements		Ratio of expenses to average net assets after waivers/ reimbursements[13]		Net effective expense ratio[13,14]		Ratio of net income to average net assets[13]

Managed Risk Asset Allocation Fund
Class P1:
12/31/17	$12.02	$.19	$1.60	$1.79	$(.10)	$(.12)	$(.22)	$13.59	15.06%	$1,656	.43%		.38%		.66%		1.45%
12/31/16	11.72	.19	.67	.86	(.19)	(.37)	(.56)	12.02	7.57	1,217	.43		.38		.66		1.65
12/31/15	12.29	.25	(.34)	(.09)	(.22)	(.26)	(.48)	11.72	(.83)	712	.54		.40		.68		2.06
12/31/14	11.93	.13	.26	.39	(.03)	—	(.03)	12.29	3.24	277	.53		.48		.76		1.04
12/31/13	9.99	.27	1.81	2.08	(.14)	—	(.14)	11.93	20.82 [11]	112	.55	[11]	.47	[11]	.75	[11]	2.37	[11]
Class P2:
12/31/17	12.01	.15	1.61	1.76	(.10)	(.12)	(.22)	13.55	14.80	2,798	.68		.63		.91		1.13
12/31/16	11.71	.14	.69	.83	(.16)	(.37)	(.53)	12.01	7.27	2,342	.68		.63		.91		1.20
12/31/15	12.27	.14	(.26)	(.12)	(.18)	(.26)	(.44)	11.71	(1.07)	1,953	.79		.66		.94		1.16
12/31/14	11.93	.16	.19	.35	(.01)	—	(.01)	12.27	2.91	1,780	.79		.73		1.01		1.33
12/31/13	9.99	.28	1.77	2.05	(.11)	—	(.11)	11.93	20.58 [11]	795	.80	[11]	.73	[11]	1.01	[11]	2.43	[11]

198  American Funds Insurance Series

Portfolio turnover rate for all share classes excluding mortgage dollar roll transactions[16]	Period ended December 31
	2017	2016	2015	2014	2013

Capital Income Builder	59%	41%	38%	24%[5,10]
Asset Allocation Fund	39	43	28	42
Global Balanced Fund	28	43	36	40
Bond Fund	153	108	141	121	Not available
Global Bond Fund	74	70	88	134
Mortgage Fund	98	113	138	108
U.S. Government/AAA-Rated Securities Fund	120	273	352	88

Portfolio turnover rate for all share classes including mortgage dollar roll transactions, if applicable[16]	Period ended December 31
	2017	2016	2015	2014	2013

Global Growth Fund	31%	27%	29%	22%	39%
Global Small Capitalization Fund	33	40	36	28	36
Growth Fund	24	26	20	29	19
International Fund	29	31	37	18	21
New World Fund	56	32	39	36	43
Blue Chip Income and Growth Fund	34	30	26	37	30
Global Growth and Income Fund	41	57	37	28	31
Growth-Income Fund	27	27	25	25	19
International Growth and Income Fund	51	32	35	34	34
Capital Income Builder Fund	88	53	128	35 [5,10]
Asset Allocation Fund	85	83	76	88	74
Global Balanced Fund	41	65	76	73	81
Bond Fund	502	375	434	365	354
Global Bond Fund	105	154	159	200	213
High-Income Bond Fund	78	89	66	54	64
Mortgage Fund	680	713	1103	790	715
Ultra-Short Bond Fund	— [17]	— [12,17]	N/A	N/A	N/A
U.S. Government/AAA-Rated Securities Fund	551	539	901	387	621
Managed Risk Growth Fund	25	15	16	22	10	[3,5,15]
Managed Risk International Fund	25	26	15	22	6	[3,5,15]
Managed Risk Blue Chip Income and Growth Fund	32	9	20	22	3	[3,5,15]
Managed Risk Growth-Income Fund	26	14	11	28	2	[3,5,15]
Managed Risk Asset Allocation Fund	1	3	3	3	3

[1]	Based on average shares outstanding.
[2]	For the year ended December 31, 2014, reflects the impact of a corporate action event that resulted in a one-time increase to net investment income. If the corporate action event had not occurred, the net investment income per share and ratio of net income to average net assets would have been lower for all share classes.
[3]	Based on operations for a period that is less than a full year.
[4]	Class 1A shares began investment operations on January 6, 2017.
[5]	Not annualized.
[6]	Annualized.
[7]	Amount less than $1 million.
[8]	Amount less than $.01.
[9]	Amount less than .01%.
[10]	For the period May 1, 2014, commencement of operations, through December 31, 2014.
[11]	All or a significant portion of assets in this class consisted of seed capital invested by CRMC and/or its affiliates. Certain fees (including, where applicable, fees for distribution services) are not charged or accrued on these seed capital assets. If such fees were paid by the fund on seed capital assets, fund expenses would have been higher and net income and total return would have been lower.
[12]	On May 1, 2016, the fund converted from a cash fund to an ultra-short-term bond fund and changed its name from Cash Management Fund to Ultra-Short Bond Fund.
[13]	This column reflects the impact of certain waivers/reimbursements by CRMC. CRMC waived a portion of investment advisory services fees for all of the managed risk funds. CRMC also reimbursed a portion of miscellaneous fees and expenses during some of the periods shown for some of the managed risk funds.
[14]	Ratio reflects weighted average net expense ratio of the underlying fund for the period presented. See Expense Example for further information regarding fees and expenses.
[15]	For the period May 1, 2013, commencement of operations, through December 31, 2013.
[16]	Refer to Note 5 for further information on mortgage dollar rolls.
[17]	Amount is either less than 1% or there is no turnover.

See Notes to Financial Statements

American Funds Insurance Series  199

Report of Independent Registered Public Accounting Firm

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including summary investment portfolios of Global Growth Fund, Global Small Capitalization Fund, Growth Fund, International Fund, New World Fund®, Blue Chip Income and Growth Fund, Global Growth and Income Fund, Growth-Income Fund, International Growth and Income Fund, Capital Income Builder®, Asset Allocation Fund, Global Balanced Fund, Bond Fund, Global Bond Fund, High-Income Bond Fund, Mortgage Fund, Ultra-Short Bond Fund, U.S. Government/AAA-Rated Securities Fund and investment portfolios for Ultra-Short Bond Fund, Managed Risk Growth Fund, Managed Risk International Fund, Managed Risk Blue Chip Income and Growth Fund, Managed Risk Growth-Income Fund and Managed Risk Asset Allocation Fund, Managed Risk Growth Fund, Managed Risk International Fund, Managed Risk Blue Chip Income and Growth Fund, Managed Risk Growth-Income Fund and Managed Risk Asset Allocation Fund (twenty-three of the funds constituting American Funds Insurance Series, hereafter collectively referred to as the “Funds”) as of December 31, 2017, the related statements of operations for the year ended December 31, 2017, the statements of changes in net assets for each of the two years in the period ended December 31, 2017, including the related notes, and the financial highlights for each of the periods indicated herein (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of December 31, 2017, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended December 31, 2017 and each of the financial highlights for each of the periods indicated herein in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinions

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstate-ment, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2017 by correspondence with the custodians, transfer agents and brokers. We believe that our audits provide a reasonable basis for our opinions.

PricewaterhouseCoopers LLP

Los Angeles, California

February 9, 2018

We have served as the auditor of one or more investment companies in The Capital Group Companies Investment Company Complex since 1934.

200  American Funds Insurance Series

Expense example	unaudited

The funds in American Funds Insurance Series serve as the underlying investment vehicle for various insurance products. As an owner of an insurance contract that invests in one of the funds in the series, you incur two types of costs: (1) transaction costs, such as initial sales charges on purchase payments and contingent deferred sales charges on redemptions (loads), and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other expenses. Additional fees are charged by the insurance companies related to the various benefits they provide. This example is intended to help you understand your ongoing costs (in dollars) of investing in the underlying funds so you can compare these costs with the ongoing costs of investing in other mutual funds that serve a similar function in other annuity products. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period (July 1, 2017, through December 31, 2017).

Actual expenses:

The first line of each share class in the table on the following pages provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled “Expenses paid during period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes:

The second line of each share class in the table on the following pages provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the share class and an assumed rate of return of 5.00% per year before expenses, which is not the actual return of the share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5.00% hypothetical example with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Notes:

Additional fees are charged by the insurance companies related to the various benefits they provide. You can estimate the impact of these fees by adding the amount of the fees to the total estimated expenses you paid on your account during the period as calculated above. In addition, your ending account value would be lower by the amount of these fees.

Note that the expenses shown in the table on the following pages are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

American Funds Insurance Series  201

	Beginning account value 7/1/2017	Ending account value 12/31/2017	Expenses paid during period[1]	Annualized expense ratio

Global Growth Fund
Class 1 — actual return	$1,000.00	$1,109.92	$2.98	.56%
Class 1 — assumed 5% return	1,000.00	1,022.38	2.85	.56
Class 1A — actual return	1,000.00	1,108.56	4.25	.80
Class 1A — assumed 5% return	1,000.00	1,021.17	4.08	.80
Class 2 — actual return	1,000.00	1,108.84	4.31	.81
Class 2 — assumed 5% return	1,000.00	1,021.12	4.13	.81
Class 4 — actual return	1,000.00	1,106.95	5.63	1.06
Class 4 — assumed 5% return	1,000.00	1,019.86	5.40	1.06

Global Small Capitalization Fund
Class 1 — actual return	$1,000.00	$1,118.73	$3.95	.74%
Class 1 — assumed 5% return	1,000.00	1,021.48	3.77	.74
Class 1A — actual return	1,000.00	1,117.26	5.18	.97
Class 1A — assumed 5% return	1,000.00	1,020.32	4.94	.97
Class 2 — actual return	1,000.00	1,117.00	5.28	.99
Class 2 — assumed 5% return	1,000.00	1,020.21	5.04	.99
Class 4 — actual return	1,000.00	1,116.02	6.61	1.24
Class 4 — assumed 5% return	1,000.00	1,018.95	6.31	1.24

Growth Fund
Class 1 — actual return	$1,000.00	$1,116.99	$1.87	.35%
Class 1 — assumed 5% return	1,000.00	1,023.44	1.79	.35
Class 1A — actual return	1,000.00	1,115.57	3.15	.59
Class 1A — assumed 5% return	1,000.00	1,022.23	3.01	.59
Class 2 — actual return	1,000.00	1,115.54	3.20	.60
Class 2 — assumed 5% return	1,000.00	1,022.18	3.06	.60
Class 3 — actual return	1,000.00	1,115.90	2.83	.53
Class 3 — assumed 5% return	1,000.00	1,022.53	2.70	.53
Class 4 — actual return	1,000.00	1,114.18	4.53	.85
Class 4 — assumed 5% return	1,000.00	1,020.92	4.33	.85

International Fund
Class 1 — actual return	$1,000.00	$1,115.85	$2.83	.53%
Class 1 — assumed 5% return	1,000.00	1,022.53	2.70	.53
Class 1A — actual return	1,000.00	1,114.40	4.16	.78
Class 1A — assumed 5% return	1,000.00	1,021.27	3.97	.78
Class 2 — actual return	1,000.00	1,114.72	4.16	.78
Class 2 — assumed 5% return	1,000.00	1,021.27	3.97	.78
Class 3 — actual return	1,000.00	1,114.58	3.78	.71
Class 3 — assumed 5% return	1,000.00	1,021.63	3.62	.71
Class 4 — actual return	1,000.00	1,113.20	5.49	1.03
Class 4 — assumed 5% return	1,000.00	1,020.01	5.24	1.03

New World Fund
Class 1 — actual return	$1,000.00	$1,132.10	$4.19	.78%
Class 1 — assumed 5% return	1,000.00	1,021.27	3.97	.78
Class 1A — actual return	1,000.00	1,130.42	5.42	1.01
Class 1A — assumed 5% return	1,000.00	1,020.11	5.14	1.01
Class 2 — actual return	1,000.00	1,130.73	5.53	1.03
Class 2 — assumed 5% return	1,000.00	1,020.01	5.24	1.03
Class 4 — actual return	1,000.00	1,128.90	6.87	1.28
Class 4 — assumed 5% return	1,000.00	1,018.75	6.51	1.28

202  American Funds Insurance Series

	Beginning account value 7/1/2017	Ending account value 12/31/2017	Expenses paid during period[1]	Annualized expense ratio

Blue Chip Income and Growth Fund
Class 1 — actual return	$1,000.00	$1,108.43	$2.18	.41%
Class 1 — assumed 5% return	1,000.00	1,023.14	2.09	.41
Class 1A — actual return	1,000.00	1,107.22	3.45	.65
Class 1A — assumed 5% return	1,000.00	1,021.93	3.31	.65
Class 2 — actual return	1,000.00	1,106.66	3.50	.66
Class 2 — assumed 5% return	1,000.00	1,021.88	3.36	.66
Class 4 — actual return	1,000.00	1,105.98	4.83	.91
Class 4 — assumed 5% return	1,000.00	1,020.62	4.63	.91

Global Growth and Income Fund
Class 1 — actual return	$1,000.00	$1,100.31	$3.39	.64%
Class 1 — assumed 5% return	1,000.00	1,021.98	3.26	.64
Class 1A — actual return	1,000.00	1,099.92	4.55	.86
Class 1A — assumed 5% return	1,000.00	1,020.87	4.38	.86
Class 2 — actual return	1,000.00	1,099.08	4.71	.89
Class 2 — assumed 5% return	1,000.00	1,020.72	4.53	.89
Class 4 — actual return	1,000.00	1,098.18	6.03	1.14
Class 4 — assumed 5% return	1,000.00	1,019.46	5.80	1.14

Growth-Income Fund
Class 1 — actual return	$1,000.00	$1,116.34	$1.49	.28%
Class 1 — assumed 5% return	1,000.00	1,023.79	1.43	.28
Class 1A — actual return	1,000.00	1,114.88	2.83	.53
Class 1A — assumed 5% return	1,000.00	1,022.53	2.70	.53
Class 2 — actual return	1,000.00	1,114.95	2.83	.53
Class 2 — assumed 5% return	1,000.00	1,022.53	2.70	.53
Class 3 — actual return	1,000.00	1,114.98	2.45	.46
Class 3 — assumed 5% return	1,000.00	1,022.89	2.35	.46
Class 4 — actual return	1,000.00	1,113.47	4.16	.78
Class 4 — assumed 5% return	1,000.00	1,021.27	3.97	.78

International Growth and Income Fund
Class 1 — actual return	$1,000.00	$1,084.53	$3.42	.65%
Class 1 — assumed 5% return	1,000.00	1,021.93	3.31	.65
Class 1A — actual return	1,000.00	1,083.17	4.83	.92
Class 1A — assumed 5% return	1,000.00	1,020.57	4.69	.92
Class 2 — actual return	1,000.00	1,082.65	4.72	.90
Class 2 — assumed 5% return	1,000.00	1,020.67	4.58	.90
Class 4 — actual return	1,000.00	1,081.77	6.03	1.15
Class 4 — assumed 5% return	1,000.00	1,019.41	5.85	1.15

Capital Income Builder
Class 1 — actual return	$1,000.00	$1,046.34	$2.84	.55%
Class 1 — assumed 5% return	1,000.00	1,022.43	2.80	.55
Class 1A — actual return	1,000.00	1,045.28	4.12	.80
Class 1A — assumed 5% return	1,000.00	1,021.17	4.08	.80
Class 2 — actual return	1,000.00	1,045.17	4.12	.80
Class 2 — assumed 5% return	1,000.00	1,021.17	4.08	.80
Class 4 — actual return	1,000.00	1,043.83	5.41	1.05
Class 4 — assumed 5% return	1,000.00	1,019.91	5.35	1.05

See end of tables for footnotes.

American Funds Insurance Series  203

	Beginning account value 7/1/2017	Ending account value 12/31/2017	Expenses paid during period[1]	Annualized expense ratio

Asset Allocation Fund
Class 1 — actual return	$1,000.00	$1,075.96	$1.52	.29%
Class 1 — assumed 5% return	1,000.00	1,023.74	1.48	.29
Class 1A — actual return	1,000.00	1,074.67	2.77	.53
Class 1A — assumed 5% return	1,000.00	1,022.53	2.70	.53
Class 2 — actual return	1,000.00	1,074.53	2.82	.54
Class 2 — assumed 5% return	1,000.00	1,022.48	2.75	.54
Class 3 — actual return	1,000.00	1,074.80	2.46	.47
Class 3 — assumed 5% return	1,000.00	1,022.84	2.40	.47
Class 4 — actual return	1,000.00	1,073.03	4.13	.79
Class 4 — assumed 5% return	1,000.00	1,021.22	4.02	.79

Global Balanced Fund
Class 1 — actual return	$1,000.00	$1,078.42	$3.82	.73%
Class 1 — assumed 5% return	1,000.00	1,021.53	3.72	.73
Class 1A — actual return	1,000.00	1,077.23	5.08	.97
Class 1A — assumed 5% return	1,000.00	1,020.32	4.94	.97
Class 2 — actual return	1,000.00	1,076.06	5.13	.98
Class 2 — assumed 5% return	1,000.00	1,020.27	4.99	.98
Class 4 — actual return	1,000.00	1,075.47	6.43	1.23
Class 4 — assumed 5% return	1,000.00	1,019.00	6.26	1.23

Bond Fund
Class 1 — actual return	$1,000.00	$1,012.27	$1.93	.38%
Class 1 — assumed 5% return	1,000.00	1,023.29	1.94	.38
Class 1A — actual return	1,000.00	1,010.94	3.19	.63
Class 1A — assumed 5% return	1,000.00	1,022.03	3.21	.63
Class 2 — actual return	1,000.00	1,011.27	3.19	.63
Class 2 — assumed 5% return	1,000.00	1,022.03	3.21	.63
Class 4 — actual return	1,000.00	1,009.80	4.46	.88
Class 4 — assumed 5% return	1,000.00	1,020.77	4.48	.88

Global Bond Fund
Class 1 — actual return	$1,000.00	$1,019.28	$2.85	.56%
Class 1 — assumed 5% return	1,000.00	1,022.38	2.85	.56
Class 1A — actual return	1,000.00	1,018.24	3.82	.75
Class 1A — assumed 5% return	1,000.00	1,021.42	3.82	.75
Class 2 — actual return	1,000.00	1,018.21	4.12	.81
Class 2 — assumed 5% return	1,000.00	1,021.12	4.13	.81
Class 4 — actual return	1,000.00	1,016.69	5.39	1.06
Class 4 — assumed 5% return	1,000.00	1,019.86	5.40	1.06

High-Income Bond Fund
Class 1 — actual return	$1,000.00	$1,025.31	$2.55	.50%
Class 1 — assumed 5% return	1,000.00	1,022.68	2.55	.50
Class 1A — actual return	1,000.00	1,023.44	3.72	.73
Class 1A — assumed 5% return	1,000.00	1,021.53	3.72	.73
Class 2 — actual return	1,000.00	1,023.54	3.83	.75
Class 2 — assumed 5% return	1,000.00	1,021.42	3.82	.75
Class 3 — actual return	1,000.00	1,024.55	3.47	.68
Class 3 — assumed 5% return	1,000.00	1,021.78	3.47	.68
Class 4 — actual return	1,000.00	1,022.46	5.10	1.00
Class 4 — assumed 5% return	1,000.00	1,020.16	5.09	1.00

204  American Funds Insurance Series

	Beginning account value 7/1/2017	Ending account value 12/31/2017	Expenses paid during period[1]	Annualized expense ratio

Mortgage Fund
Class 1 — actual return	$1,000.00	$999.60	$2.52	.50%
Class 1 — assumed 5% return	1,000.00	1,022.68	2.55	.50
Class 1A — actual return	1,000.00	998.01	3.63	.72
Class 1A — assumed 5% return	1,000.00	1,021.58	3.67	.72
Class 2 — actual return	1,000.00	998.48	3.78	.75
Class 2 — assumed 5% return	1,000.00	1,021.42	3.82	.75
Class 4 — actual return	1,000.00	997.26	5.03	1.00
Class 4 — assumed 5% return	1,000.00	1,020.16	5.09	1.00

Ultra-Short Bond Fund
Class 1 — actual return	$1,000.00	$1,003.97	$1.87	.37%
Class 1 — assumed 5% return	1,000.00	1,023.34	1.89	.37
Class 1A — actual return	1,000.00	1,004.05	1.77	.35
Class 1A — assumed 5% return	1,000.00	1,023.44	1.79	.35
Class 2 — actual return	1,000.00	1,003.68	3.08	.61
Class 2 — assumed 5% return	1,000.00	1,022.13	3.11	.61
Class 3 — actual return	1,000.00	1,003.57	2.73	.54
Class 3 — assumed 5% return	1,000.00	1,022.48	2.75	.54
Class 4 — actual return	1,000.00	1,001.58	4.34	.86
Class 4 — assumed 5% return	1,000.00	1,020.87	4.38	.86

U.S. Government/AAA-Rated Securities Fund
Class 1 — actual return	$1,000.00	$999.63	$1.81	.36%
Class 1 — assumed 5% return	1,000.00	1,023.39	1.84	.36
Class 1A — actual return	1,000.00	998.61	2.97	.59
Class 1A — assumed 5% return	1,000.00	1,022.23	3.01	.59
Class 2 — actual return	1,000.00	998.34	3.07	.61
Class 2 — assumed 5% return	1,000.00	1,022.13	3.11	.61
Class 3 — actual return	1,000.00	998.91	2.72	.54
Class 3 — assumed 5% return	1,000.00	1,022.48	2.75	.54
Class 4 — actual return	1,000.00	996.62	4.33	.86
Class 4 — assumed 5% return	1,000.00	1,020.87	4.38	.86

See end of tables for footnotes.

American Funds Insurance Series  205

	Beginning account value 7/1/2017	Ending account value 12/31/2017	Expenses paid during period[1,2]	Annualized expense ratio[2]	Effective expenses paid during period[3]	Effective annualized expense ratio[4]

Managed Risk Growth Fund
Class P1 — actual return	$1,000.00	$1,106.28	$1.91	.36%	$3.72	.70%
Class P1 — assumed 5% return	1,000.00	1,023.39	1.84	.36	3.57	.70
Class P2 — actual return	1,000.00	1,106.06	3.34	.63	5.15	.97
Class P2 — assumed 5% return	1,000.00	1,022.03	3.21	.63	4.94	.97

Managed Risk International Fund
Class P1 — actual return	$1,000.00	$1,106.19	$.90	.17%	$3.66	.69%
Class P1 — assumed 5% return	1,000.00	1,024.35	.87	.17	3.52	.69
Class P2 — actual return	1,000.00	1,103.96	3.34	.63	5.94	1.12
Class P2 — assumed 5% return	1,000.00	1,022.03	3.21	.63	5.70	1.12

Managed Risk Blue Chip Income and Growth Fund
Class P1 — actual return	$1,000.00	$1,096.01	$1.22	.23%	$3.38	.64%
Class P1 — assumed 5% return	1,000.00	1,024.05	1.17	.23	3.26	.64
Class P2 — actual return	1,000.00	1,094.42	3.33	.63	5.38	1.02
Class P2 — assumed 5% return	1,000.00	1,022.03	3.21	.63	5.19	1.02

Managed Risk Growth-Income Fund
Class P1 — actual return	$1,000.00	$1,105.67	$1.96	.37%	$3.50	.66%
Class P1 — assumed 5% return	1,000.00	1,023.34	1.89	.37	3.36	.66
Class P2 — actual return	1,000.00	1,103.51	3.34	.63	4.88	.92
Class P2 — assumed 5% return	1,000.00	1,022.03	3.21	.63	4.69	.92

Managed Risk Asset Allocation Fund
Class P1 — actual return	$1,000.00	$1,070.08	$1.98	.38%	$3.44	.66%
Class P1 — assumed 5% return	1,000.00	1,023.29	1.94	.38	3.36	.66
Class P2 — actual return	1,000.00	1,068.61	3.28	.63	4.74	.91
Class P2 — assumed 5% return	1,000.00	1,022.03	3.21	.63	4.63	.91

[1]	The “expenses paid during period” are equal to the “annualized expense ratio,” multiplied by the average account value over the period, multiplied by the number of days in the period, and divided by 365 (to reflect the one-half year period).
[2]	The “expenses paid during period” and “annualized expense ratio” do not include the expenses of the underlying funds in which each fund invests.
[3]	The “effective expenses paid during period” are equal to the “effective annualized expense ratio,” multiplied by the average account value over the period, multiplied by the number of days in the period, and divided by 365 (to reflect the period).
[4]	The “effective annualized expense ratio” reflects the net annualized expense ratio of the class plus the class’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests.

206  American Funds Insurance Series

Approval of Investment Advisory and Service Agreement — American Funds Insurance Series

American Funds Insurance Series’ board has approved the series’ Investment Advisory and Service Agreement (the “agreement”) with Capital Research and Management Company (“CRMC”) for an additional one-year term through January 31, 2019. The agreement was amended to add an additional advisory fee breakpoint for New World Fund when the fund’s net assets exceed $4 billion, for Blue Chip Income and Growth Fund when the fund’s net assets exceed $10.5 billion, and for Bond Fund when the fund’s net assets exceed $13 billion. The board approved the agreement following the recommendation of the series’ Contracts Committee (the “committee”), which is composed of all of the series’ independent board members. The board and the committee determined in the exercise of their business judgment that each fund’s advisory fee structure was fair and reasonable in relation to the services provided, and that approving the agreement was in the best interests of each fund and its shareholders.

In reaching this decision, the board and the committee took into account information furnished to them throughout the year and otherwise provided to them, as well as information prepared specifically in connection with their review of the agreement, and were advised by their independent counsel. They considered the following factors, among others, but did not identify any single issue or particular piece of information that, in isolation, was the controlling factor, and each board and committee member did not necessarily attribute the same weight to each factor.

1. Nature, extent and quality of services

The board and the committee considered the depth and quality of CRMC’s investment management process, including its global research capabilities; the experience, capability and integrity of its senior management and other personnel; the low turnover rates of its key personnel; the overall financial strength and stability of CRMC and the Capital Group organization; the resources and systems CRMC devotes to investment management, compliance, trading, portfolio accounting and other services; and the ongoing evolution of CRMC’s organizational structure designed to maintain and strengthen these qualities. The board and the committee also considered the nature, extent and quality of administrative, compliance and shareholder services provided by CRMC to the funds under each fund’s agreement and other agreements, as well as the benefits to each fund’s shareholders from investing in a fund that is part of a large family of funds. The board and the committee concluded that the nature, extent and quality of the services provided by CRMC have benefited and should continue to benefit each fund and its shareholders.

2. Investment results

The board and the committee considered the investment results of each fund in light of its objectives. They compared each fund’s investment results with relevant benchmarks, such as market indexes and fund averages, over various periods through June 30, 2017. This report, including the letter to shareholders and related disclosures, contains certain information about each fund’s investment results.

Global Growth Fund seeks to provide long-term growth of capital by investing primarily in common stocks of companies located around the world. The board and the committee reviewed the fund’s investment results measured against (i) the Lipper Global Funds Average and (ii) the MSCI All Country World Index. They noted that the fund’s investment results were higher than all of the comparisons.

Global Small Capitalization Fund seeks to provide long-term growth of capital by investing primarily in stocks of smaller companies located around the world. The board and the committee reviewed the fund’s investment results measured against (i) the Lipper Global Small/Mid-Cap Funds Average and (ii) the MSCI All Country World Small Cap Index. They noted that the fund’s investment results were higher than the benchmarks for the six-month period and over the lifetime of the fund since April 30, 1998, below the benchmarks for the one-year, three-year, five-year and 10-year periods, and were mixed for the 15-year period.

American Funds Insurance Series  207

Growth Fund seeks to provide growth of capital by investing primarily in common stocks of companies that appear to offer superior opportunities for growth of capital. The board and the committee reviewed the fund’s investment results measured against (i) the Lipper Capital Appreciation Funds Average, (ii) the Lipper Growth Funds Average and (iii) the Standard & Poor’s 500 Composite Index. They noted that the fund’s investment results were higher than all of the comparisons.

International Fund seeks to provide long-term growth of capital by investing primarily in common stocks of companies domiciled outside the United States. The board and the committee reviewed the fund’s investment results measured against (i) the Lipper International Funds Average and (ii) the MSCI All Country World Index ex USA. They noted that the fund’s investment results were higher than all of the comparisons.

New World Fund seeks long-term capital appreciation by investing primarily in stocks of companies with significant exposure to countries with developing economies and/or markets. The board and the committee reviewed the fund’s investment results measured against (i) the Lipper Emerging Markets Funds Average, (ii) the MSCI All Country World Index and (iii) the MSCI Emerging Markets Index. They noted that the fund’s investment results were higher than the benchmarks over the 10-year period and lifetime of the fund since June 17, 1999, below the benchmarks for the one-year period, and mixed for the six-month, three-year, five-year and 15-year periods.

Blue Chip Income and Growth Fund seeks to produce income exceeding the average yield on U.S. stocks generally and to provide an opportunity for growth of principal by investing primarily in dividend-paying common stocks of larger, more established companies domiciled in the United States, with market capitalizations of $4 billion and above. The board and the committee reviewed the fund’s investment results measured against (i) the Lipper Growth and Income Funds Average and (ii) the Standard & Poor’s 500 Composite Index. They noted that the fund’s investment results were above both benchmarks over the five-year period, below the benchmarks for the six-month period, and mixed for the one-year, three-year and 10-year periods and lifetime of the fund since July 5, 2001.

Global Growth and Income Fund seeks to provide long-term growth of capital while providing current income by investing primarily in well-established companies located around the world. The board and the committee reviewed the fund’s investment results measured against (i) the Lipper Global Funds Average and (ii) the MSCI All Country World Index. They noted that the fund’s investment results were higher than all of the comparisons.

Growth-Income Fund seeks to provide long-term growth of capital and income by investing primarily in common stocks or other securities that demonstrate the potential for appreciation and/or dividends. The board and the committee reviewed the fund’s investment results measured against (i) the Lipper Growth and Income Funds Average and (ii) the Standard & Poor’s 500 Composite Index. They noted that the fund’s investment results were higher than both benchmarks over the six-month, one-year, five-year and 20-year periods and lifetime of the fund since February 8, 1984, and were mixed for the three-year, 10-year and 15-year periods.

International Growth and Income Fund seeks to provide long-term growth of capital while providing current income by investing primarily in stocks of larger, well-established companies domiciled outside the United States, including in developing countries. The board and the committee reviewed the fund’s investment results measured against (i) the Lipper International Funds Average and (ii) the MSCI All Country World Index ex USA. They noted that the fund’s investment results were higher than both benchmarks over the six-month period and lifetime of the fund since November 18, 2008, and were below the benchmarks for the one-year and three-year periods.

208  American Funds Insurance Series

Capital Income Builder seeks to provide a level of current income that exceeds the average yield on U.S. stocks generally and to provide a growing stream of income over the years. The board and the committee reviewed the fund’s investment results measured against (i) the Lipper Global Equity Income Funds Average, (ii) the MSCI All Country World Index, (iii) the Bloomberg Barclays U.S. Aggregate Index and (iv) a customized index composed of 70% MSCI index and 30% Bloomberg Barclays index. They noted that for all periods, the fund’s investment results were above the Bloomberg Barclays index and below all other benchmarks.

Asset Allocation Fund seeks to provide high total return (including income and capital gains) consistent with preservation of capital over the long term by investing in a diversified portfolio of stocks and other equity securities, bonds and other intermediate and long-term debt securities, and money market instruments (debt securities maturing in one year or less). The board and the committee reviewed the fund’s investment results measured against (i) the Lipper Balanced Funds Average, (ii) the Bloomberg Barclays U.S. Aggregate Index, (iii) the Standard & Poor’s 500 Composite Index and (iv) a customized index composed of 60% S&P 500 index and 40% Bloomberg Barclays index. They noted that for the 20-year period, the fund’s investment results were above all benchmarks, and for the six-month, one-year, three-year, five-year and 15-year periods, the fund’s investment results were above all benchmarks except the S&P 500 index. They also noted that for the 10-year period and lifetime of the fund since August 1, 1989, the fund’s investment results were mixed.

Global Balanced Fund seeks the balanced accomplishment of three objectives — long-term growth of capital, conservation of principal and current income — by investing in equity and debt securities of companies around the world that offer the opportunity for growth and/or provide dividend income, while also constructing its portfolio to protect principal and limit volatility. The board and the committee reviewed the fund’s investment results measured against (i) the Lipper Flexible Portfolio Funds Average, (ii) the Bloomberg Barclays Global Aggregate Bond Index, (iii) the MSCI All Country World Index and (iv) a customized index composed of 60% MSCI index and 40% Bloomberg Barclays index. They noted that the fund’s results were above all benchmarks except the MSCI index for all periods.

Bond Fund seeks to maximize current income and preserve capital by investing primarily in bonds. The board and the committee reviewed the fund’s investment results measured against (i) the Lipper Core Bond Funds Average and (ii) the Bloomberg Barclays U.S. Aggregate Index. They noted that the fund’s investment results were above the Lipper average and the Bloomberg Barclays index for the six-month, three-year, five-year and 15-year periods, but below both benchmarks for the 10-year and 20-year periods, and mixed for the one-year period and for the lifetime of the fund since January 2, 1996.

American Funds Insurance Series  209

Global Bond Fund seeks to provide a high level of total return by investing primarily in debt securities of governmental, supranational and corporate issuers domiciled in various countries and denominated in various currencies, including U.S. dollars. The board and the committee reviewed the fund’s investment results measured against (i) the Lipper Global Income Funds Index and (ii) the Bloomberg Barclays Global Aggregate Bond Index. They noted that the fund’s results were higher than both benchmarks for the six-month and 10-year periods and for the lifetime of the fund since October 4, 2006. They also noted that the fund’s investment results were mixed for the one-year, three-year and five-year periods.

High-Income Bond Fund seeks to provide a high level of current income and, secondarily, capital appreciation by investing primarily in higher yielding and generally lower quality debt securities. The board and the committee reviewed the fund’s investment results measured against (i) the Lipper High Yield Funds Average and (ii) the Bloomberg Barclays U.S. Corporate High Yield 2% Issuer Capped Index. They noted that the fund’s investment results were higher than both benchmarks for the one-year period, higher than the Lipper average over the lifetime of the fund since February 8, 1984 (data for the Bloomberg Barclays index was not available for the period), below both benchmarks for the 10-year period, and were mixed for the six-month, three-year, five-year, 15-year and 20-year periods.

Mortgage Fund seeks to provide current income and preservation of capital by investing in mortgage-related securities, including securities collateralized by mortgage loans and contracts for future delivery of such securities. The board and the committee reviewed the fund’s investment results measured against (i) the Lipper GNMA Funds Average, (ii) the Lipper Intermediate U.S. Government Funds Average and (iii) the Bloomberg Barclays U.S. Mortgage-Backed Securities Index. They noted that the fund’s investment results were higher than all of the comparisons.

Ultra-Short Bond Fund seeks to provide an opportunity to earn income on cash reserves while preserving the value of investment and maintaining liquidity. The board and the committee reviewed the fund’s investment results measured against (i) the Lipper Ultra-Short Obligation Funds Average, (ii) the Lipper Money Market Funds Average and (iii) the Bloomberg Barclays Short-Term Government/Corporate Index. They noted that the fund’s investment results were lower than all the benchmarks for the three-year, five-year, 10-year and 20-year periods, and were mixed for the six-month period and lifetime of the fund since February 8, 1984.

U.S. Government/AAA-Rated Securities Fund seeks to provide a high level of current income, as well as to preserve investment. The board and the committee reviewed the fund’s investment results measured against (i) the Lipper General U.S. Government Funds Average and (ii) the Bloomberg Barclays U.S. Government/Mortgage-Backed Securities Index. They noted that the fund’s investment results were above both benchmarks for the six-month, one-year, three-year and five-year periods. They also noted that the fund’s results were above the Lipper average but below the Bloomberg Barclays index for the 10-year, 15-year and 20-year periods, as well as over the lifetime of the fund since December 2, 1985.

210  American Funds Insurance Series

The board and the committee concluded that each fund’s investment results have been satisfactory for renewal of the agreement, and that CRMC’s record in managing the funds indicated that its continued management should benefit each fund and its shareholders.

3. Advisory fees and total expenses

The board and the committee compared the advisory fees and total expense levels of each fund to those of other relevant funds. They observed that the expenses of each fund were less than the median fees and expenses of the other funds included in its Lipper category described above. They also observed that each fund’s advisory fees were at or less than the median fees of the other funds included in its Lipper category, other than the Mortgage Fund, Bond Fund and Ultra-Short Bond Fund.

The board and the committee also considered the breakpoint discounts in each fund’s advisory fee structure that reduce the level of fees charged by CRMC to the fund as fund assets increase. The board and the committee noted that CRMC had agreed to additional breakpoints for the advisory fee schedules of AFIS — New World Fund, AFIS — Blue Chip Income and Growth Fund and AFIS — Bond Fund. In addition, they reviewed information regarding advisory fees charged to clients of an affiliate of CRMC. They noted that, to the extent there were differences between the advisory fees paid by each fund and the advisory fees paid by those clients, the differences appropriately reflected the investment, operational and regulatory differences between advising the fund and the other clients. The board and the committee concluded that each fund’s cost structure was fair and reasonable in relation to the services provided, and that each fund’s shareholders receive reasonable value in return for the advisory fees and other amounts paid to CRMC by the funds.

4. Ancillary benefits

The board and the committee considered a variety of other benefits that CRMC and its affiliates receive as a result of CRMC’s relationship with the series and the other American Funds, including fees for administrative services provided to certain share classes; fees paid to CRMC’s affiliated transfer agent; sales charges and distribution fees received and retained by the series’ principal underwriter, an affiliate of CRMC; and possible ancillary benefits to CRMC and its institutional management affiliates in managing other investment vehicles. The board and the committee reviewed CRMC’s portfolio trading practices, noting the benefits CRMC receives from the research obtained with commissions from portfolio transactions made on behalf of the funds. The board and the committee took these ancillary benefits into account in evaluating the reasonableness of the advisory fees and other amounts paid to CRMC by each fund.

5. Adviser financial information

The board and the committee reviewed information regarding CRMC’s costs of providing services to the American Funds, including personnel, systems and resources of investment, compliance, trading, accounting and other administrative operations. They considered CRMC’s costs and related cost allocation methodology as well as its willingness to invest in technology, infrastructure and staff to maintain and expand services and capabilities, respond to industry and regulatory developments, and attract and retain qualified personnel. They also considered CRMC’s sharing of any economies of scale, or efficiencies, through breakpoints and other fee reductions and costs voluntarily absorbed. They noted information regarding the compensation structure for CRMC’s investment professionals. The board and the committee also compared CRMC’s profitability and compensation data to the reported results and data of several large, publicly held investment management companies. The board and the committee noted the competitiveness and cyclicality of both the mutual fund industry and the capital markets, and the importance in that environment of CRMC’s long-term profitability for maintaining its independence, company culture and management continuity. They further considered the breakpoint discounts in the fund’s advisory fee structure. The board and the committee concluded that each fund’s advisory fee structure reflected a reasonable sharing of benefits between CRMC and each fund’s shareholders. The board and the committee concluded that each fund’s investment results have been satisfactory for renewal of the agreement, and that CRMC’s record in managing the funds indicated that its continued management should benefit each fund and its shareholders.

American Funds Insurance Series  211

Approval of Investment Advisory and Service Agreement and Subadvisory Agreement — American Funds Insurance Series Managed Risk Funds

American Funds Insurance Series’ board has approved the series’ Investment Advisory and Service Agreement (the “advisory agree-ment”) with Capital Research and Management Company (“CRMC”) with respect to the Managed Risk Funds for an additional one-year term through January 31, 2019. The board has also approved the series’ Subadvisory Agreement (the “subadvisory agreement”) with CRMC and Milliman Financial Risk Management LLC (“Milliman FRM”) with respect to these funds for the same term. The advisory and subadvisory agreements are jointly referred to below as the “agreements.” The board approved the agreements following the recommendation of the series’ Contracts Committee (the “committee”), which is composed of all of the series’ independent board members. The board and the committee determined in the exercise of their business judgment that each fund’s advisory fee structure was fair and reasonable in relation to the services provided, and that approving the agreements was in the best interests of each fund and its shareholders.

In reaching this decision, the board and the committee took into account information furnished to them throughout the year and otherwise provided to them, as well as information prepared specifically in connection with their review of the agreements, and were advised by their independent counsel. They considered the following factors, among others, but did not identify any single issue or particular piece of information that, in isolation, was the controlling factor, and each board and committee member did not necessar-ily attribute the same weight to each factor.

1. Nature, extent and quality of services

The board and the committee considered the depth and quality of CRMC’s investment management process, including its global research capabilities; the experience, capability and integrity of its senior management and other personnel; the low turnover rates of its key personnel; the overall financial strength and stability of CRMC and the Capital Group organization; the resources and systems CRMC devotes to investment management, compliance, trading, portfolio accounting and other services; and the ongoing evolution of CRMC’s organizational structure designed to maintain and strengthen these qualities. The board and the committee also consid-ered the nature, extent and quality of the oversight of Milliman FRM’s services provided by CRMC, the administrative, compliance and shareholder services provided by CRMC to the funds under the agreements and other agreements, as well as the benefits to each fund’s shareholders from investing in a fund that is part of a large family of funds. The board and the committee concluded that the nature, extent and quality of the services provided by CRMC have benefited and should continue to benefit each fund and its share-holders.

The board and the committee also considered the depth and quality of Milliman FRM’s investment management process, including its experience in applying the Milliman Managed Risk Strategy to other funds of the series and risk management services for other clients; the experience, capability and integrity of its senior management and other personnel; and the services provided to each fund under the subadvisory agreement. The board and the committee concluded that the nature, extent and quality of the services provided by Milliman FRM have benefited and should continue to benefit each fund and its shareholders.

2. Investment results

The board and the committee considered the investment results of each fund in light of its objectives. They compared each fund’s investment results with relevant benchmarks, such as market indexes and fund averages, over various periods through June 30, 2017. This report, including the letter to shareholders and related disclosures, contains certain information about each fund’s investment results.

Managed Risk Growth Fund seeks to provide growth of capital while seeking to manage volatility and provide downside protection. The board and the committee reviewed the fund’s investment results measured against the investment results of (i) the Standard & Poor’s 500 Composite Index and (ii) the Standard & Poor’s 500 Managed Risk Index — Moderate Aggressive. They noted that the fund’s investment results were above both benchmarks for the three-month, six-month and one-year periods, and below both bench-marks for the three-year period and lifetime of the fund since May 1, 2013.

212  American Funds Insurance Series

Managed Risk International Fund seeks to provide long-term growth of capital while seeking to manage volatility and provide downside protection. The board and the committee reviewed the fund’s investment results measured against the investment results of (i) the MSCI All Country World Index ex USA and (ii) the Standard & Poor’s EPAC Ex. Korea LargeMidCap Managed Risk Index — Moderate Aggressive. They noted that the fund’s investment results were above both benchmarks for the three-month and six-month periods. They also noted that for the one-year and three-year periods, the fund’s investment results were above the S&P EPAC index and below the MSCI index, and for the lifetime of the fund since May 1, 2013, the fund’s results were below both the MSCI index and the S&P EPAC index.

Managed Risk Blue Chip Income and Growth Fund seeks to produce income exceeding the average yield on U.S. stocks generally and to provide an opportunity for growth of principal consistent with sound common stock investing, in each case while seeking to manage volatility and provide downside protection. The board and the committee reviewed the fund’s investment results measured against the investment results of (i) the Standard & Poor’s 500 Composite Index and (ii) the Standard & Poor’s 500 Managed Risk Index — Moderate Aggressive. They noted that the fund’s investment results were lower than all of the comparisons.

Managed Risk Growth-Income Fund seeks to achieve long-term growth of capital and income while seeking to manage volatility and provide downside protection. The board and the committee reviewed the fund’s investment results measured against the invest-ment results of (i) the Standard & Poor’s 500 Composite Index and (ii) the Standard & Poor’s 500 Managed Risk Index — Moderate Aggressive. They noted that the fund’s investment results were below all benchmarks for the three-month and three-year periods and for the lifetime of the fund since May 1, 2015, and were mixed for the six-month and one-year periods.

Managed Risk Asset Allocation Fund seeks to provide high total return (including income and capital gains) consistent with preserva-tion of capital over the long term while seeking to manage volatility and provide downside protection. The board and the committee reviewed the fund’s investment results measured against the investment results of (i) the Bloomberg Barclays U.S. Aggregate Index, (ii) the Standard & Poor’s 500 Composite Index and (iii) the Standard & Poor’s 500 Managed Risk Index — Moderate. They noted that the fund’s investment results were higher than the Bloomberg Barclays index for all periods, but below both S&P 500 indexes for the three-month and three-year periods and for the lifetime of the fund since October 1, 2012. They also noted the fund’s investment results were mixed for the six-month and one-year periods.

The board and the committee also considered the volatility of the funds compared with the Standard & Poor’s 500 Managed Risk indexes noted above, and those of a group of funds with volatility management strategies identified by management for the three-month, six-month, one-year and three-year periods and lifetime of the fund, through June 30, 2017. They noted that the volatility of Managed Risk Growth Fund, Managed Risk Blue Chip Income and Growth Fund, and Managed Risk Growth-Income Fund was greater than that of the S&P 500 Managed Risk indexes and most of the selected funds for all periods. They also noted that the volatility of Managed Risk International Fund was lower than all comparisons, except for the S&P 500 Managed Risk index for the six-month period. In addition, they noted that the volatility of Managed Risk Asset Allocation Fund was lower than that of the S&P 500 Managed Risk index for all periods, and lower than most of the selected funds for all periods, except for the three-year period and lifetime of the fund through June 30, 2017. The board and the committee also noted, however, that for those periods the equity markets did not sustain large market declines of the type that Milliman FRM’s volatility management program was designed to protect against. The board and the committee concluded that each fund’s investment results, and the results of the services provided by Milliman FRM, have been satisfactory for renewal of the agreement, and that CRMC’s and Milliman FRM’s record in managing the funds indicated that their continued management should benefit each fund and its shareholders.

American Funds Insurance Series  213

3. Advisory fees and total expenses

The board and the committee compared the advisory fees and total expense levels of each fund to those of other relevant funds. The board and the committee noted CRMC’s waiver of a portion of the advisory fee payable by each fund under the advisory agree-ment, CRMC’s commitment not to remove the waiver without board approval and CRMC’s agreement to pay the fees due Milliman FRM under the subadvisory agreement. They observed that the total advisory fees and expenses for Managed Risk Growth Fund were lower than the median and average for the Lipper Growth Funds Average (variable insurance), and that the total advisory fees and expenses for Managed Risk International Fund were lower than the median and average for the Lipper International Funds Average (variable insurance), and that the total advisory fees and expenses for Managed Risk Blue Chip Income and Growth Fund were at or slightly above the median of the Lipper Growth and Income Funds Average (variable insurance). They also noted that the total advi-sory fees and expenses for Managed Risk Growth-Income Fund were lower than the median and average for the Lipper Growth and Income Funds Average (variable insurance), and that the total advisory fees and expenses for Managed Risk Asset Allocation Fund were lower than the Lipper Flexible Portfolio Funds Average (variable insurance).

The board and the committee also considered the breakpoint discounts in each underlying fund’s advisory fee structure that reduce the level of fees charged by CRMC to the underlying fund as its assets increase. In addition, they reviewed information regarding advisory fees paid by clients of an affiliate of CRMC. They noted that, to the extent there were differences between the advisory fee schedule for the funds and the advisory fees paid by those clients, the differences appropriately reflected the investment, operational, regulatory and marketing differences between advising the funds and the other clients. They also reviewed the fees paid to Milliman FRM by other funds which it advised or subadvised. The board and the committee concluded that each fund’s cost structure was fair and reasonable in relation to the services that CRMC provided, directly and through Milliman FRM, and that each fund’s shareholders receive reasonable value in return for the advisory fees and other amounts paid to CRMC (and indirectly to Milliman FRM) by the funds.

4. Ancillary benefits

The board and the committee considered a variety of other benefits that CRMC and its affiliates receive as a result of CRMC’s relation-ship with the series and the other American Funds, including fees for administrative services provided to certain share classes; fees paid to CRMC’s affiliated transfer agent; sales charges and distribution fees received and retained by the series’ principal underwriter, an affiliate of CRMC; and possible ancillary benefits to CRMC and its institutional management affiliates in managing other invest-ment vehicles. The board and the committee reviewed CRMC’s portfolio trading practices, noting the benefits CRMC receives from the research obtained with commissions from portfolio transactions made on behalf of the funds. The board and the committee also reviewed similar ancillary benefits received by Milliman FRM as a result of its relationship with the series. The board and the commit-tee took these ancillary benefits into account in evaluating the reasonableness of the advisory fees and other amounts paid to CRMC (and indirectly to Milliman FRM) by the funds.

5. Adviser financial information

The board and the committee reviewed information regarding CRMC’s costs of providing services to the American Funds, including personnel, systems and resources of investment, compliance, trading, accounting and other administrative operations. They consid-ered CRMC’s costs and related cost allocation methodology as well as its willingness to invest in technology, infrastructure and staff to maintain and expand services and capabilities, respond to industry and regulatory developments, and attract and retain qualified per-sonnel. They also considered CRMC’s sharing of any economies of scale, or efficiencies, through breakpoints and other fee reductions and costs voluntarily absorbed. They noted information regarding the compensation structure for CRMC’s investment professionals. The board and the committee also compared CRMC’s profitability and compensation data to the reported results and data of several large, publicly held investment management companies. The board and the committee noted the competitiveness and cyclicality of both the mutual fund industry and the capital markets, and the importance in that environment of CRMC’s long-term profitability for maintaining its independence, company culture and management continuity. The board and the committee concluded that each fund’s advisory fee structure reflected a reasonable sharing of benefits between CRMC and each fund’s shareholders.

214  American Funds Insurance Series

Board of trustees and other officers

Independent trustees1

Name and year of birth	Year first elected a trustee of the series[2]	Principal occupation(s) during past five years	Number of portfolios in fund complex overseen by trustee	Other directorships[3] held by trustee

William H. Baribault, 1945	2009	CEO and President, Richard Nixon Foundation; Chairman of the Board and CEO, Oakwood Enterprises (private investment and consulting)	80	General Finance Corporation

James G. Ellis, 1947	2010	Dean and Professor of Marketing, Marshall School of Business, University of Southern California	80	Mercury General Corporation

Nariman Farvardin, PhD, 1956	2018	President, Stevens Institute of Technology	77	None

Leonard R. Fuller, 1946	1999	Private investor; former President and CEO, Fuller Consulting (financial management consulting)	80	None

Mary Davis Holt, 1950	2015–2016 2017	Principal, Mary Davis Holt Enterprises, LLC (leadership development consulting); former Partner, Flynn Heath Holt Leadership, LLC (leadership consulting); former COO, Time Life Inc. (1993–2003)	77	None

R. Clark Hooper, 1946 Chairman of the Board (Independent and Non-Executive)	2010	Private investor	80	None

Merit E. Janow, 1958	2007	Dean and Professor, Columbia University, School of International and Public Affairs	79	Mastercard Incorporated; Trimble Inc.

Laurel B. Mitchell, PhD, 1955	2010	Chair, California Jump$tart Coalition for Personal Financial Literacy; Part-time faculty, Pomona College; former Distinguished Professor of Accounting, University of Redlands; former Director, Accounting Program, University of Redlands	76	None

Frank M. Sanchez, 1943	2010	Principal, The Sanchez Family Corporation dba McDonald’s Restaurants (McDonald’s licensee)	76	None

Margaret Spellings, 1957	2010	President, The University of North Carolina; former President, George W. Bush Foundation; former President and CEO, Margaret Spellings & Company (public policy and strategic consulting); former President, U.S. Chamber Foundation and Senior Advisor to the President and CEO, U.S. Chamber of Commerce	81	None

Alexandra Trower, 1964	2018	Executive Vice President, Global Communications and Corporate Officer, The Estée Lauder Companies	67	None

We are deeply saddened by the loss of Dr. Steadman Upham, who passed away on July 30, 2017. Dr. Upham served as an independent trustee on the boards of several American Funds since 2001. His wise counsel and friendship will be missed.

Interested trustee4,5

Name, year of birth and position with series	Year first elected a trustee or officer of the series[2]	Principal occupation(s) during past five years and positions held with affiliated entities or the principal underwriter of the series	Number of portfolios in fund complex overseen by trustee	Other directorships[3] held by trustee

Donald D. O’Neal, 1960 Vice Chairman of the Board	1998	Partner — Capital Research Global Investors, Capital Research and Management Company; Director, Capital Research and Management Company	31	None

The series statement of additional information includes further details about the series trustees and is available without charge upon request by calling American Funds Service Company at (800) 421-4225 or by visiting the American Funds website at americanfunds.com. The address for all trustees and officers of the series is 333 South Hope Street, Los Angeles, CA 90071, Attention: Secretary.

American Funds Insurance Series  215

Other officers5

Name, year of birth and position with series	Year first elected an officer of the series[2]	Principal occupation(s) during past five years and positions held with affiliated entities or the principal underwriter of the series

Alan N. Berro, 1960 President	1998	Partner — Capital World Investors, Capital Research and Management Company; Director, Capital Research and Management Company

Michael J. Downer, 1955 Executive Vice President	1991	Director, Senior Vice President and Secretary, Capital Research and Management Company; Chairman of the Board, Capital Bank and Trust Company[6]

John H. Smet, 1956 Senior Vice President	1994	Partner — Capital Fixed Income Investors, Capital Research and Management Company; Director, Capital Research and Management Company

Martin Jacobs, 1962 Vice President	2016	Partner — Capital World Investors, Capital Research and Management Company

Carl M. Kawaja, 1964 Vice President	2008	Partner — Capital World Investors, Capital Research and Management Company; Director, The Capital Group Companies, Inc.[6]

Sung Lee, 1966 Vice President	2008	Partner — Capital Research Global Investors, Capital International, Inc.[6]

S. Keiko McKibben, 1969 Vice President	2010	Partner — Capital Research Global Investors, Capital Research and Management Company

Maria T. Manotok Pathria, 1974 Vice President	2012	Senior Vice President and Senior Counsel — Fund Business Management Group, Capital Research and Management Company; Director, Capital Guardian Trust Company[6]

Renaud H. Samyn, 1974 Vice President	2010	Partner — Capital Research Global Investors, Capital International, Inc.[6]

Dylan Yolles, 1969 Vice President	2012	Partner — Capital International Investors, Capital Research and Management Company

Steven I. Koszalka, 1964 Secretary	2003	Vice President — Fund Business Management Group, Capital Research and Management Company

Gregory F. Niland, 1971 Treasurer	2008	Vice President — Investment Operations, Capital Research and Management Company

Susan K. Countess, 1966 Assistant Secretary	2014	Associate — Fund Business Management Group, Capital Research and Management Company

Brian C. Janssen, 1972 Assistant Treasurer	2015	Vice President — Investment Operations, Capital Research and Management Company

Dori Laskin, 1951 Assistant Treasurer	2010	Vice President — Investment Operations, Capital Research and Management Company

[1]	The term independent trustee refers to a trustee who is not an “interested person” of the series within the meaning of the Investment Company Act of 1940.
[2]	Trustees and officers of the series serve until their resignation, removal or retirement.
[3]	This includes all directorships/trusteeships (other than those in the American Funds or other funds managed by Capital Research and Management Company or its affiliates) that are held by each trustee as a trustee or director of a public company or a registered investment company.
[4]	The term interested trustee refers to a trustee who is an “interested person” within the meaning of the Investment Company Act of 1940, on the basis of their affiliation with the series investment adviser, Capital Research and Management Company, or affiliated entities (including the series principal underwriter).
[5]	All of the trustees and/or officers listed, with the exception of Martin Jacobs, S. Keiko McKibben and Renaud H. Samyn, are officers and/or directors/trustees of one or more of the other funds for which Capital Research and Management Company serves as investment adviser.
[6]	Company affiliated with Capital Research and Management Company.

Offices of the series and of the	Custodians of assets	Counsel
investment adviser	State Street Bank and Trust Company	Morgan, Lewis & Bockius LLP
Capital Research and Management Company	One Lincoln Street	300 South Grand Avenue, 22nd Floor
333 South Hope Street	Boston, MA 02111	Los Angeles, CA 90071-3132
Los Angeles, CA 90071-1406
	Bank of New York Mellon	Independent registered
6455 Irvine Center Drive	(Managed Risk Funds only)	public accounting firm
Irvine, CA 92618-4518	One Wall Street	PricewaterhouseCoopers LLP
	New York, NY 10286	601 South Figueroa Street
Investment subadviser		Los Angeles, CA 90017-3874
Milliman Financial Risk Management LLC
(Managed Risk Funds only) 71 South Wacker Drive, 31st Floor
Chicago, IL 60606

216  American Funds Insurance Series

Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the series prospectuses and summary prospectuses, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the American Funds website at americanfunds.com. Fund shares offered through American Funds Distributors, Inc.

“American Funds Proxy Voting Procedures and Principles” — which describes how we vote proxies relating to portfolio securities — is available on the American Funds website or upon request by calling AFS. The series files its proxy voting record with the U.S. Securities and Exchange Commission (SEC) for the 12 months ended June 30 by August 31. The proxy voting record is available free of charge on the SEC website at sec.gov and on the American Funds website.

Complete December 31, 2017, portfolios of American Funds Insurance Series investments are available free of charge by calling AFS or visiting the SEC website (where they are part of Form N-CSR).

American Funds Insurance Series files a complete list of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. This filing is available free of charge on the SEC website. You may also review or, for a fee, copy this filing at the SEC’s Public Reference Room in Washington, D.C. Additional information regarding the operation of the Public Reference Room may be obtained by calling the SEC’s Office of Investor Education and Advocacy at (800) SEC-0330. Additionally, the list of portfolio holdings is available by calling AFS.

This report is for the information of American Funds Insurance Series investors, but it also may be used as sales literature when preceded or accompanied by the current prospectuses or summary prospectuses for American Funds Insurance Series and the prospectus for the applicable insurance contract, which give details about charges, expenses, investment objectives and operating policies of the series. If used as sales material after March 31, 2018, this report must be accompanied by a statistical update for the most recently completed calendar quarter.

Fund attribution data was produced using FactSet, a third-party software system, based on daily portfolios. Securities in their initial period of acquisition may not be included in this analysis. The analysis includes equity investments only and excludes forward contracts and fixed income investments, if applicable. It does not account for buy-and-sell transactions that might have occurred intraday. As a result, average portfolio weight percentages are approximate, and the actual average portfolio weight percentages might be higher or lower. Data elements, such as pricing, income, market cap, etc., were provided by FactSet. The indexes provided for attribution are based on FactSet’s methodology. The indexes are broad-based market benchmarks and may not be used by Capital Group® as the sole comparative index for the funds. Capital Group believes the software and information from FactSet to be reliable. However, Capital Group cannot be responsible for inaccuracies, incomplete information or updating of information by FactSet.

Futures contracts may not provide an effective hedge of the underlying securities because changes in the prices of futures contracts may not track those of the securities they are intended to hedge. In addition, the managed risk strategy may not effectively protect the fund from market declines and will limit the fund’s participation in market gains. The use of the managed risk strategy could cause the fund’s return to lag that of the underlying fund in certain rising market conditions.

Bloomberg® is a trademark and service mark of Bloomberg Finance L.P. (collectively with its affiliates, “Bloomberg”). Barclays® is a trademark and service mark of Barclays Bank Plc (collectively with its affiliates, “Barclays”), used under license. Neither Bloomberg nor Barclays approve or endorse this material, or guarantees the accuracy or completeness of any information herein, or makes any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith. MSCI has not approved, reviewed or produced this report, makes no express or implied warranties or representations and is not liable whatsoever for any data in the report. You may not redistribute the MSCI data or use it as a basis for other indices or investment products. The S&P 500 is a product of S&P Dow Jones Indices LLC and/or its affiliates and has been licensed for use by Capital Group. Copyright © 2018 S&P Dow Jones Indices LLC, a division of S&P Global, and/or its affiliates. All rights reserved. Redistribution or reproduction in whole or in part is prohibited without written permission of S&P Dow Jones Indices LLC.

American Funds from Capital Group

The Capital Advantage®

Since 1931, American Funds, part of Capital Group, has helped investors pursue long-term investment success. Our consistent approach — in combination with The Capital SystemSM — has resulted in a superior long-term track record for American Funds Insurance Series®.

Aligned with investor success	The Capital System	Superior long-term track record

We base our decisions on a long-term perspective, which we believe aligns our goals with the interests of our clients. American Funds Insurance Series (AFIS) portfolio managers average 27 years of investment experience, including 22 years at our company, reflecting a career commitment to our long-term approach.[1]	The Capital System combines individual accountability with teamwork. Funds using The Capital System are divided into portions that are managed independently by investment professionals with diverse backgrounds, ages and investment approaches. An extensive global research effort is the backbone of our system.	AFIS equity funds have beaten their comparable Lipper indexes in 93% of 10-year periods and 100% of 20-year periods. AFIS fixed income funds have beaten comparable Lipper indexes in 69% of 10-year periods and 84% of 20-year periods.[2] We strive to keep management fees competitive. Over the past 20 years, most funds’ fees have been below industry averages.[3]

[1]	Portfolio manager experience as of the American Funds Insurance Series prospectus dated May 1, 2017.
[2]	Based on Class 1 share results for rolling periods through December 31, 2017. Periods covered are the shorter of the fund’s lifetime or since the inception date of the comparable Lipper index. The comparable Lipper indexes are: Global Funds Index (Global Growth Fund, Global Growth and Income Fund), Growth Funds Index (Growth Fund), International Funds Index (International Fund), Emerging Markets Funds Index (New World Fund), Growth & Income Funds Index (Blue Chip Income and Growth Fund, Growth-Income Fund), Balanced Funds Index (Asset Allocation Fund), Core Bond Funds Index (Bond Fund), Global Income Funds Index (Global Bond Fund), High Yield Funds Index (High-Income Bond Fund), Ultra-Short Obligation Funds Index (Ultra-Short Bond Fund) and General U.S. Government Funds Index (U.S. Government/AAA-Rated Securities Fund). The Lipper Global Small-/Mid-Cap Funds Average was used for Global Small Capitalization Fund.
[3]	Based on management fees for the 20-year period ended December 31, 2017, versus comparable Lipper categories, excluding funds of funds.

Lit. No. INGEARX-998-0218P

Item 2.     Code of Ethics.

SunAmerica Series Trust (“the registrant”) has adopted a Code of Ethics applicable to its Principal Executive and Principal Accounting Officers pursuant to Section 406 of the Sarbanes-Oxley Act of 2002 (the “Code”). During the fiscal year ended December 31, 2017, there were no reportable waivers or implicit waivers to a provision of the Code that applies to the registrant’s Principal Executive and Principal Accounting Officers (the “Covered Officers”). During the fiscal year ended December 31, 2017, however, there were reportable amendments to the Code that apply to the Covered Officers, and that relate to one or more of the items set forth in paragraph (b) of Item 2 of Form N-CSR. In particular, the Code has been amended to provide an enhanced description of the Covered Officers’ responsibilities, which include a responsibility to observe the ethical principles contained in the Code.

Item 3.     Audit Committee Financial Expert.

The registrant’s Board of Trustees has determined that Allan Sher, Garrett Bouton and Jane Jelenko each qualify as audit committee financial experts, as defined in Item 3(b) of Form N-CSR. Mr. Sher, Mr. Bouton and Ms. Jelenko are considered “independent” for purposes of Item 3(a)(2) of Form N-CSR.

Item 4.     Principal Accountant Fees and Services.

(a)-(d)	Aggregate fees billed to the registrant for the last two fiscal years for services rendered by the registrant’s principal accountant were as follows:

	2016	2017
(a) Audit Fees	$98,993	$101,963
(b) Audit-Related Fees	$0	$0
(c) Tax Fees	$29,490	$34,365
(d) All Other Fees	$0	$0

Audit Fees include amounts related to the audit of the registrant’s annual financial statements and services normally provided by the principal accountant in connection with statutory and regulatory filings. Tax Fees principally include tax compliance, tax advice, tax planning and preparation of tax returns.

Aggregate fees billed to the investment adviser and Adviser Affiliates (as defined below in Item 4 (e)) that are required to be pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X for the last two fiscal years for services rendered by the registrant’s principal accountant were as follows:

	2016	2017
(b) Audit-Related Fees	$0	$0
(c) Tax Fees	$0	$0
(d) All Other Fees	$217,596	$390,644

(e)	(1) The registrant’s audit committee pre-approves all audit services provided by the registrant’s principal accountant for the registrant and all non-audit services provided by the registrant’s principal accountant for the registrant, its investment adviser and any entity controlling, controlled by, or under common control with the investment adviser (“Adviser Affiliates”) that provides ongoing services to the registrant, if the engagement by the investment adviser or Adviser Affiliates relates directly to the operations and financial reporting of the registrant. The audit committee has not presently established any pre-approval policies and procedures that permit the pre-approval of the above services other than by the full audit committee. Certain de minimis exceptions are allowed for non-audit services in accordance with Rule 2-01(c)(7)(i)(C) of Regulation S-X as set forth in the registrant’s audit committee minutes.

(2) No services included in (b)-(d) above in connection with fees billed to the registrant or the investment adviser or Adviser Affiliates were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)	Not applicable.

(g)	The aggregate fees billed for the most recent fiscal year and the preceding fiscal year by the registrant’s principal accountant for non-audit services rendered to the registrant, its investment adviser, and Adviser Affiliates that provides ongoing services to the registrant for 2016 and 2017 were $330,886 and $889,023, respectively.

(h)	Non-audit services rendered to the registrant’s investment adviser and any Adviser Affiliates that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X were considered by the registrant’s audit committee as to whether they were compatible with maintaining the principal accountant’s independence.

Item 5.     Audit Committee of Listed Registrants.

Not applicable.

Item 6.     Investments.

Included in Item 1 to the Form.

Item 7.     Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.     Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.     Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.     Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees that were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by item 22(b)(15)) of Schedule 14A (17 CFR 240.14a-101), or this Item 10.

Item 11.     Controls and Procedures.

(a) An evaluation was performed within 90 days of the filing of this report, under the supervision and with the participation of the registrant’s management, including the President and Treasurer, of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures (as defined under Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c))). Based on that evaluation, the registrant’s management, including the President and Treasurer, concluded that the registrant’s disclosure controls and procedures are effective.

(b) There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.     Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13.     Exhibits.

(a)	(1) Code of Ethics applicable to its Principal Executive and Principal Accounting Officers pursuant to Section 406 of the Sarbanes-Oxley Act of 2002 attached hereto as Exhibit 99.406.Code of Ethics.

(2) Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

(3) Not applicable.

(b)	Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) and Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto as Exhibit 99.906.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SunAmerica Series Trust

By:	/s/ John T. Genoy
John T. Genoy
President

Date: March 9, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John T. Genoy
John T. Genoy
President

Date: March 9, 2018

By:	/s/ Gregory R. Kingston
Gregory R. Kingston
Treasurer

Date: March 9, 2018